GOLDMAN SACHS ACCESS EMERGING MARKETS USD BOND ETF
Schedule of Investments
November 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Sovereign Debt Obligations – 82.3%
Angola – 1.0%
Angolan Government International Bond ( B- / B3 )
$ 395,000 8.750% 04/14/32 $ 354,512
400,000 9.125 11/26/49 327,500
682,012
Armenia – 0.2%
Republic of Armenia International Bond ( NR / Ba3 )
200,000 3.600 02/02/31 166,666
Bahamas – 0.3%
Bahamas Government International Bond ( B+ / B1 )
200,000 8.950 10/15/32 208,750
Bahrain – 2.5%
Bahrain Government International Bond ( B+ / B2 )
200,000 5.625 09/30/31 190,543
200,000 6.250 01/25/51 171,000
225,000 5.625 05/18/34 208,395
200,000 7.500 09/20/47 200,118
550,000 7.000 01/26/26 556,105
200,000 6.000 09/19/44 170,500
UAE Government International Bond ( B+ / B2 )
225,000 7.375 05/14/30 236,198
1,732,859
Brazil – 4.6%
Brazilian Government International Bond ( BB / Ba1 )
200,000 6.125 03/15/34 198,000
200,000 7.125 05/13/54 200,500
200,000 3.750 09/12/31 177,750
200,000 7.125 01/20/37 214,500
270,000 5.000 01/27/45 214,313
210,000 4.500 05/30/29 202,125
200,000 3.875 06/12/30 181,750
779,000 6.000 10/20/33 777,052
585,000 5.625 01/07/41 529,425
300,000 4.625 01/13/28 297,375
200,000 5.625 02/21/47 170,250
3,163,040
Chile – 3.1%
Chile Government International Bond ( A / A2 )
200,000 5.330 01/05/54 196,284
200,000 2.450 01/31/31 175,033
210,000 3.125 01/21/26 205,894
600,000 3.500 01/31/34 535,143
200,000 2.550 07/27/33 166,657
200,000 4.000 01/31/52 159,924
200,000 3.100 01/22/61 128,140
225,000 3.250 09/21/71 144,681
400,000 3.240 02/06/28 382,430
2,094,186
China – 2.1%
China Government International Bond ( A+ / A1 )
632,000 1.200 10/21/30 543,164
400,000 1.250 10/26/26 379,449
200,000 2.750 12/03/39 167,571
200,000 1.750 10/26/31 173,289
200,000 3.500 10/19/28 197,206
1,460,679
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Sovereign Debt Obligations (Continued)
Colombia – 5.1%
Colombia Government International Bond ( BB+ / Baa2 )
$ 460,000 3.000% 01/30/30 $ 387,890
500,000 3.125 04/15/31 405,167
550,000 5.000 06/15/45 392,931
400,000 8.000 04/20/33 418,843
500,000 6.125 01/18/41 423,364
275,000 5.625 02/26/44 213,813
250,000 3.250 04/22/32 196,817
200,000 8.750 11/14/53 212,000
200,000 7.375 09/18/37 196,978
500,000 4.125 05/15/51 304,375
400,000 5.200 05/15/49 284,000
3,436,178
Costa Rica – 1.6%
Costa Rica Government International Bond ( BB- / Ba3 )
450,000 6.125 02/19/31 456,188
400,000 7.158 03/12/45 422,500
200,000 6.550 04/03/34 206,250
1,084,938
Dominican Republic – 4.7%
Dominican Republic International Bond ( BB / Ba3 )
200,000 5.500 02/22/29 196,500
225,000 4.500 01/30/30 210,656
200,000 6.400 06/05/49 198,250
175,000 7.450 04/30/44 192,063
425,000 6.000 07/19/28 427,125
450,000 4.875 09/23/32 414,000
300,000 5.875 01/30/60 270,375
225,000 6.850 01/27/45 232,313
150,000 6.875 01/29/26 152,062
150,000 6.000 02/22/33 148,687
150,000 6.500 02/15/48 149,625
150,000 5.300 01/21/41 132,750
450,000 5.950 01/25/27 451,688
3,176,094
Ecuador – 1.5%
Ecuador Government International Bond
(a)
( B- / Ba3 )
850,000 5.500 07/31/35 471,750
450,000 6.900 07/31/30 307,125
450,000 5.000 07/31/40 227,813
1,006,688
Egypt – 4.1%
Egypt Government International Bond ( B- / Caa1 )
200,000 7.300 09/30/33 172,297
200,000 7.053 01/15/32 175,203
200,000 7.500 01/31/27 199,250
200,000 3.875 02/16/26 191,970
200,000 6.588 02/21/28 191,406
350,000 7.625 05/29/32 314,981
450,000 8.500 01/31/47 363,375
200,000 7.500 02/16/61 144,500
200,000 8.875 05/29/50 166,000
200,000 8.700 03/01/49 163,500
200,000 7.903 02/21/48 153,250
300,000 5.800 09/30/27 284,041
134,000 6.875 04/30/40 100,333

GOLDMAN SACHS ACCESS EMERGING MARKETS USD BOND ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Sovereign Debt Obligations (Continued)
Egypt – (continued)
Egypt Government International Bond , Series RegS ( B- / Caa1 )
$ 205,000 5.875% 02/16/31 $ 173,873
2,793,979
Guatemala – 1.1%
Guatemala Government Bond ( BB / NR )
225,000 3.700 10/07/33 186,469
200,000 6.600 06/13/36 203,000
200,000 4.500 05/03/26 196,750
200,000 6.125 06/01/50 184,250
770,469
Honduras – 0.5%
Honduras Government International Bond ( BB- / B1 )
350,000 6.250 01/19/27 340,812
Indonesia – 3.8%
Indonesia Government International Bond ( BBB / Baa2 )
400,000 4.650 09/20/32 389,703
423,000 3.550 03/31/32 385,624
325,000 7.750 01/17/38 402,928
275,000 3.050 03/12/51 189,001
200,000 3.850 07/18/27 195,188
225,000 4.200 10/15/50 191,120
200,000 4.300 03/31/52 171,541
200,000 4.450 04/15/70 168,986
125,000 8.500 10/12/35 158,860
350,000 2.850 02/14/30 317,450
2,570,401
Ivory Coast – 0.9%
Ivory Coast Government International Bond ( BB / Ba2 )
426,000 6.125 06/15/33 388,725
200,000 8.250 01/30/37 200,110
588,835
Jamaica – 1.3%
Jamaica Government International Bond ( BB- / B1 )
500,000 7.875 07/28/45 593,125
300,000 6.750 04/28/28 312,000
905,125
Jordan – 1.5%
Jordan Government International Bond ( BB- / Ba3 )
200,000 7.500 01/13/29 204,787
350,000 5.850 07/07/30 333,228
250,000 7.750 01/15/28 257,091
Jordan Government International Bond , Series RegS ( BB- / Ba3 )
200,000 6.125 01/29/26 199,469
994,575
Kazakhstan – 0.6%
Kazakhstan Government International Bond ( BBB- / Baa1 )
200,000 4.875 10/14/44 187,432
225,000 6.500 07/21/45 250,625
438,057
Kenya – 1.3%
Republic of Kenya Government International Bond ( B- / Caa1 )
200,000 8.000 05/22/32 184,000
200,000 8.250 02/28/48 168,250
350,000 7.000 05/22/27 346,500
200,000 6.300 01/23/34 160,540
859,290
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Sovereign Debt Obligations (Continued)
Kuwait – 0.6%
Kuwait International Government Bond ( A+ / NR )
$ 400,000 3.500% 03/20/27 $ 389,892
Mexico – 3.2%
Mexico Government International Bond ( BBB / Baa2 )
200,000 6.338 05/04/53 188,094
200,000 6.000 05/07/36 195,801
200,000 6.400 05/07/54 189,512
200,000 3.750 01/11/28 192,403
600,000 4.875 05/19/33 555,823
325,000 4.500 04/22/29 315,143
150,000 5.550 01/21/45 136,268
50,000 6.050 01/11/40 48,620
Mexico Government International Bond , MTN ( BBB / Baa2 )
175,000 7.500 04/08/33 195,827
150,000 4.750 03/08/44 121,049
50,000 8.300 08/15/31 59,381
2,197,921
Morocco – 1.1%
Morocco Government International Bond ( BB+ / Ba1 )
300,000 5.950 03/08/28 304,044
350,000 4.000 12/15/50 245,000
200,000 6.500 09/08/33 210,052
759,096
Oman – 2.8%
Oman Government International Bond ( NR / Ba1 )
200,000 7.375 10/28/32 225,780
200,000 6.000 08/01/29 205,371
200,000 6.250 01/25/31 209,298
200,000 6.500 03/08/47 204,352
400,000 6.750 01/17/48 419,998
400,000 4.750 06/15/26 396,288
275,000 5.375 03/08/27 274,256
1,935,343
Paraguay – 1.1%
Paraguay Government International Bond ( BB+ / Baa3 )
200,000 6.000 02/09/36 206,250
200,000 4.950 04/28/31 194,750
200,000 3.849 06/28/33 179,500
200,000 2.739 01/29/33 167,500
748,000
Peru – 4.4%
Peruvian Government International Bond ( BBB- / Baa1 )
400,000 2.392 01/23/26 390,000
550,000 3.550 03/10/51 399,761
500,000 3.300 03/11/41 383,015
240,000 5.875 08/08/54 241,758
287,000 5.625 11/18/50 285,082
400,000 8.750 11/21/33 490,892
200,000 5.375 02/08/35 198,285
300,000 3.600 01/15/72 199,382
100,000 4.125 08/25/27 98,500
150,000 3.230 07/28/21 86,665
100,000 2.783 01/23/31 87,750
100,000 1.862 12/01/32 78,124
100,000 3.000 01/15/34 83,399
3,022,613

GOLDMAN SACHS ACCESS EMERGING MARKETS USD BOND ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Sovereign Debt Obligations (Continued)
Philippines – 5.6%
Philippine Government International Bond ( BBB+ / Baa2 )
$ 200,000 6.375% 01/15/32 $ 216,880
200,000 6.375 10/23/34 220,465
200,000 1.950 01/06/32 164,284
200,000 3.700 02/02/42 164,266
780,000 3.556 09/29/32 707,150
370,000 2.950 05/05/45 260,859
450,000 2.650 12/10/45 299,324
680,000 1.648 06/10/31 558,068
600,000 3.700 03/01/41 497,310
400,000 3.000 02/01/28 378,922
483,000 3.200 07/06/46 352,037
3,819,565
Poland – 3.7%
Republic of Poland Government International Bond ( A- / A2 )
500,000 4.875 10/04/33 492,228
500,000 5.500 04/04/53 484,291
500,000 5.125 09/18/34 496,158
200,000 5.750 11/16/32 208,201
200,000 5.500 03/18/54 193,877
400,000 5.500 11/16/27 409,190
250,000 3.250 04/06/26 245,988
2,529,933
Qatar – 3.4%
Qatar Government International Bond ( AA / Aa2 )
200,000 4.750 05/29/34 202,458
200,000 4.625 06/02/46 185,130
220,000 5.103 04/23/48 215,908
200,000 3.250 06/02/26 196,156
350,000 4.817 03/14/49 329,171
550,000 3.750 04/16/30 529,067
300,000 4.000 03/14/29 295,245
UAE Government International Bond ( AA / Aa2 )
400,000 4.400 04/16/50 354,002
2,307,137
Romania – 3.3%
Romanian Government International Bond ( BBB- / Baa3 )
380,000 6.125 01/22/44 349,840
400,000 3.625 03/27/32 335,670
420,000 3.000 02/14/31 347,407
460,000 5.250 11/25/27 454,940
200,000 6.375 01/30/34 196,095
280,000 5.125 06/15/48 223,653
300,000 7.125 01/17/33 310,523
50,000 7.625 01/17/53 52,686
2,270,814
Senegal – 0.3%
Senegal Government International Bond ( B+ / B1 )
200,000 6.250 05/23/33 168,750
Serbia – 0.6%
Serbia International Bond ( BBB- / Ba2 )
200,000 6.500 09/26/33 208,489
200,000 2.125 12/01/30 165,500
373,989
Trinidad and Tobago – 0.3%
Trinidad & Tobago Government International Bond ( BBB- / Ba2 )
200,000 4.500 08/04/26 195,500
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Sovereign Debt Obligations (Continued)
Turkey – 4.5%
Turkiye Government International Bond ( NR / B1 )
$ 200,000 7.125% 07/17/32 $ 203,138
Turkiye Government International Bond , Series 10Y ( NR / B1 )
400,000 7.625 05/15/34 418,112
Turkiye Government International Bond , Series 11Y ( NR / B1 )
825,000 4.875 10/09/26 819,214
Turkiye Government International Bond , Series 30Y ( NR / B1 )
200,000 6.000 01/14/41 170,827
525,000 5.750 05/11/47 409,500
362,000 6.875 03/17/36 356,829
100,000 11.875 01/15/30 126,875
200,000 4.875 04/16/43 145,750
Turkiye Government International Bond , Series 31Y ( NR / B1 )
200,000 6.625 02/17/45 175,732
Turkiye Government International Bond , Series 6Y ( NR / B1 )
200,000 9.375 03/14/29 224,098
3,050,075
United Arab Emirates – 1.3%
UAE Government International Bond ( NR / Aa2 )
375,000 3.250 10/19/61 253,727
350,000 2.000 10/19/31 294,503
477,000 2.875 10/19/41 352,783
901,013
Uruguay – 4.0%
Oriental Republic of Uruguay ( BBB+ / NR )
180,000 5.250 09/10/60 172,800
Uruguay Government International Bond
(b)
( BBB+ / Baa1 )
350,000 5.100 06/18/50 336,656
400,000 4.125 11/20/45 352,500
350,000 4.375 10/27/27 348,687
380,000 4.975 04/20/55 356,250
200,000 5.750 10/28/34 210,500
150,000 7.875 01/15/33 179,063
508,000 4.375 01/23/31 499,110
200,000 7.625 03/21/36 242,000
2,697,566
Uzbekistan – 0.3%
Republic of Uzbekistan International Bond ( BB- / NR )
200,000 3.900 10/19/31 168,233
TOTAL SOVEREIGN DEBT
OBLIGATIONS
(Cost $56,276,974)
56,009,073
a
Corporate Obligations – 14.8%
Brazil – 1.7%
Petrobras Global Finance BV ( BB / Ba1 )
200,000 7.375 01/17/27 207,750
216,000 6.850 06/05/15 203,310
400,000 5.999 01/27/28 407,000
301,000 6.500 07/03/33 307,396
1,125,456
Chile – 1.7%
Corp. Nacional del Cobre de Chile ( BBB+ / Baa1 )
200,000 3.150 01/14/30 179,987
200,000 3.625 08/01/27 192,650

GOLDMAN SACHS ACCESS EMERGING MARKETS USD BOND ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Corporate Obligations (Continued)
Chile – (continued)
Corp. Nacional del Cobre de Chile (BBB+/Baa1) (continued)
$ 200,000 3.700% 01/30/50 $ 140,751
200,000 3.000 09/30/29 179,956
400,000 4.500 08/01/47 321,106
Empresa de Transporte de Pasajeros Metro SA ( NR / A3 )
200,000 4.700 05/07/50 169,756
1,184,206
India – 3.5%
Export-Import Bank of India ( NR / Baa3 )
200,000 3.875 02/01/28 194,879
450,000 3.250 01/15/30 415,674
400,000 3.375 08/05/26 390,688
200,000 2.250 01/13/31 172,025
Indian Railway Finance Corp. Ltd. ( BBB- / Baa3 )
200,000 3.570 01/21/32 182,680
350,000 2.800 02/10/31 309,198
Power Finance Corp. Ltd. ( NR / Baa3 )
200,000 3.950 04/23/30 188,180
200,000 6.150 12/06/28 207,538
REC Ltd. ( NR / Baa3 )
303,000 5.625 04/11/28 308,008
2,368,870
Indonesia – 1.2%
Pertamina Persero PT ( BBB / Baa2 )
200,000 6.450 05/30/44 213,549
457,000 3.100 08/27/30 415,026
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara ( NR
/ Baa2 )
200,000 6.150 05/21/48 202,469
831,044
Kazakhstan – 1.1%
Development Bank of Kazakhstan JSC ( NR / Baa1 )
400,000 5.500 04/15/27 403,710
KazMunayGas National Co. JSC ( NR / Baa1 )
200,000 5.375 04/24/30 197,569
200,000 5.750 04/19/47 178,530
779,809
Mexico – 3.1%
Petroleos Mexicanos ( BBB / B3 )
225,000 6.625 06/15/35 184,827
180,000 6.500 03/13/27 175,682
250,000 6.350 02/12/48 172,927
600,000 4.500 01/23/26 582,317
100,000 6.840 01/23/30 92,636
75,000 7.690 01/23/50 59,015
100,000 6.950 01/28/60 71,682
100,000 6.875 10/16/25 99,792
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Corporate Obligations (Continued)
Mexico – (continued)
Petroleos Mexicanos (BBB/B3) (continued)
$ 50,000 6.500% 01/23/29 $ 47,121
428,000 6.750 09/21/47 308,369
199,000 5.625 01/23/46 130,925
175,000 5.350 02/12/28 162,083
25,000 6.500 06/02/41 18,719
2,106,095
Peru – 0.4%
Petroleos del Peru SA ( B / NR )
400,000 5.625 06/19/47 263,000
Poland – 1.0%
Bank Gospodarstwa Krajowego ( NR / A2 )
200,000 5.375 05/22/33 199,475
220,000 6.250 07/09/54 225,101
225,000 5.750 07/09/34 228,826
653,402
Qatar – 0.7%
QatarEnergy ( AA / Aa2 )
309,000 2.250 07/12/31 264,508
300,000 3.300 07/12/51 213,541
478,049
United Arab Emirates – 0.4%
Adnoc Murban Rsc Ltd. ( AA / Aa2 )
300,000 4.250 09/11/29 292,268
TOTAL CORPORATE
OBLIGATIONS
(Cost $10,122,624)
10,082,199
Shares Dividend Rate Value
aa a
Investment Company – 1.5%
(c)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
1,032,343 4.541% 1,032,343
(Cost $1,032,343)
TOTAL INVESTMENTS – 98.6%
(Cost $67,431,941)
$ 67,123,615
OTHER ASSETS IN EXCESS OF LIABILITIES
– 1.4%
968,969
NET ASSETS – 100.0%
$ 68,092,584
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)
Step coupon.
(b)
Pay-in-kind securities.
(c)
Represents an affiliated issuer.
Investment Abbreviations:
MTN — Medium Term Note

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF
Schedule of Investments
November 30, 2024 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – 92.9%
Advertising – 1.5%
Clear Channel Outdoor Holdings, Inc.
$ 488,000 5.125%
08/15/27
(a)
$ 478,240
84,000 7.750
04/15/28
(a)
77,595
300,000 9.000
09/15/28
(a)
318,375
203,000 7.500
06/01/29
(a)
179,655
Lamar Media Corp.
279,000 3.750
02/15/28
265,748
234,000 4.000
02/15/30
217,035
161,000 3.625
01/15/31
144,296
Outfront Media Capital LLC / Outfront Media Capital Corp.
460,000 4.625
03/15/30
(a)
433,550
2,114,494
Aerospace & Defense – 2.1%
Spirit AeroSystems, Inc.
100,000 4.600
06/15/28
95,500
170,000 9.375
11/30/29
(a)
183,600
96,000 9.750
11/15/30
(a)
107,040
TransDigm, Inc.
523,000 5.500
11/15/27
519,731
152,000 6.750
08/15/28
(a)
155,420
599,000 4.625
01/15/29
570,548
100,000 6.375
03/01/29
(a)
101,563
40,000 4.875
05/01/29
38,300
350,000 6.875
12/15/30
(a)
360,937
300,000 7.125
12/01/31
(a)
312,187
556,000 6.625
03/01/32
(a)
570,248
3,015,074
Banks – 0.5%
Freedom Mortgage Corp.
246,000 7.625
05/01/26
(a)
247,845
161,000 6.625
01/15/27
(a)
161,201
81,000 12.000
10/01/28
(a)
88,088
238,000 12.250
10/01/30
(a)
264,180
761,314
Basic Industry – 1.7%
Axalta Coating Systems LLC
280,000 3.375
02/15/29
(a)
258,300
Chemours Co. (The)
50,000 5.375
05/15/27
49,062
253,000 5.750
11/15/28
(a)
239,718
30,000 4.625
11/15/29
(a)
26,775
Olin Corp.
100,000 5.125
09/15/27
98,875
259,000 5.625
08/01/29
258,029
210,000 5.000
02/01/30
201,600
Olympus Water  U.S. Holding Corp.
280,000 4.250
10/01/28
(a)
264,250
200,000 6.250
10/01/29
(a)
191,750
SCIH Salt Holdings, Inc.
273,000 6.625
05/01/29
(a)
266,516
Tronox, Inc.
417,000 4.625
03/15/29
(a)
383,119
WR Grace Holdings LLC
310,000 4.875
06/15/27
(a)
304,962
2,542,956
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Broadcasting – 3.4%
Gray Escrow II, Inc.
$ 218,000 5.375%
11/15/31
(a)
$ 129,710
Gray Television, Inc.
400,000 7.000
05/15/27
(a)
394,000
133,000 10.500
07/15/29
(a)
135,494
197,000 4.750
10/15/30
(a)
119,185
iHeartCommunications, Inc.
300,000 6.375
05/01/26
261,000
200,000 8.375
05/01/27
119,000
250,000 5.250
08/15/27
(a)
176,250
100,000 4.750
01/15/28
(a)
67,500
Nexstar Media, Inc.
400,000 5.625
07/15/27
(a)
395,500
Sinclair Television Group, Inc.
85,000 5.500
03/01/30
(a)
57,587
130,000 4.125
12/01/30
(a)
101,238
Sirius XM Radio LLC
350,000 3.125
09/01/26
(a)
337,750
455,000 5.000
08/01/27
(a)
448,175
426,000 4.000
07/15/28
(a)
401,505
150,000 5.500
07/01/29
(a)
146,812
516,000 3.875
09/01/31
(a)
447,308
Univision Communications, Inc.
336,000 6.625
06/01/27
(a)
335,160
483,000 8.000
08/15/28
(a)
494,169
129,000 4.500
05/01/29
(a)
116,100
218,000 8.500
07/31/31
(a)
217,455
4,900,898
Brokerage – 0.7%
Coinbase Global, Inc.
132,000 3.375
10/01/28
(a)
120,120
Jane Street Group / JSG Finance, Inc.
150,000 7.125
04/30/31
(a)
156,375
220,000 6.125
11/01/32
(a)
221,375
Jefferies Finance LLC / JFIN Co.-Issuer Corp.
200,000 5.000
08/15/28
(a)
187,906
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance
Corp.
284,000 4.750
06/15/29
(a)
272,995
958,771
Building Materials – 1.6%
Builders FirstSource, Inc.
88,000 5.000
03/01/30
(a)
84,920
264,000 4.250
02/01/32
(a)
239,910
202,000 6.375
06/15/32
(a)
207,302
345,000 6.375
03/01/34
(a)
352,763
Smyrna Ready Mix Concrete LLC
150,000 6.000
11/01/28
(a)
148,875
408,000 8.875
11/15/31
(a)
434,520
Standard Industries, Inc.
284,000 5.000
02/15/27
(a)
278,675
329,000 4.375
07/15/30
(a)
305,970
201,000 3.375
01/15/31
(a)
176,377
Summit Materials LLC / Summit Materials Finance Corp.
94,000 7.250
01/15/31
(a)
100,228
2,329,540

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Capital Goods – 4.2%
ASP Unifrax Holdings, Inc.
$ 117,000 7.100%
09/30/29
(a)(b)
$ 68,445
Ball Corp.
241,000 6.875
03/15/28
248,531
223,000 6.000
06/15/29
227,460
242,000 2.875
08/15/30
212,658
Chart Industries, Inc.
182,000 7.500
01/01/30
(a)
190,190
Clean Harbors, Inc.
284,000 4.875
07/15/27
(a)
279,740
Clydesdale Acquisition Holdings, Inc.
151,000 6.625
04/15/29
(a)
151,944
199,000 8.750
04/15/30
(a)
199,995
Crown Americas LLC
100,000 5.250
04/01/30
99,000
Crown Americas LLC / Crown Americas Capital Corp. V
198,000 4.250
09/30/26
194,535
Crown Americas LLC / Crown Americas Capital Corp. VI
148,000 4.750
02/01/26
146,705
Emerald Debt Merger Sub LLC
400,000 6.625
12/15/30
(a)
406,000
EquipmentShare.com, Inc.
287,000 9.000
05/15/28
(a)
300,274
Graham Packaging Co., Inc.
85,000 7.125
08/15/28
(a)
83,725
Graphic Packaging International LLC
190,000 6.375
07/15/32
(a)
193,562
Herc Holdings, Inc.
214,000 5.500
07/15/27
(a)
214,000
LABL, Inc.
131,000 10.500
07/15/27
(a)
128,544
170,000 5.875
11/01/28
(a)
152,575
95,000 8.250
11/01/29
(a)
82,650
Madison IAQ LLC
94,000 4.125
06/30/28
(a)
90,240
Mauser Packaging Solutions Holding Co.
549,000 7.875
04/15/27
(a)
564,097
284,000 9.250
04/15/27
(a)
291,100
Pactiv Evergreen Group Issuer LLC / Pactiv Evergreen Group
Issuer, Inc.
190,000 4.375
10/15/28
(a)
180,263
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer
LLC
85,000 4.000
10/15/27
(a)
81,600
Reworld Holding Corp.
261,000 4.875
12/01/29
(a)
245,814
60,000 5.000
09/01/30
56,231
Sealed Air Corp.
450,000 6.875
07/15/33
(a)
479,250
Sealed Air Corp/Sealed Air Corp.  U.S.
60,000 7.250
02/15/31
(a)
62,625
Sensata Technologies BV
200,000 4.000
04/15/29
(a)
186,599
Sensata Technologies, Inc.
250,000 3.750
02/15/31
(a)
224,062
6,042,414
Communications – 6.0%
CCO Holdings LLC / CCO Holdings Capital Corp.
560,000 5.125
05/01/27
(a)
554,400
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Communications – (continued)
CCO Holdings LLC / CCO Holdings Capital Corp. – (continued)
$ 735,000 5.000%
02/01/28
(a)
$ 719,381
279,000 5.375
06/01/29
(a)
272,025
200,000 6.375
09/01/29
(a)
201,250
478,000 4.750
03/01/30
(a)
446,333
355,000 4.500
08/15/30
(a)
324,381
342,000 4.250
02/01/31
(a)
305,663
287,000 4.750
02/01/32
(a)
259,376
532,000 4.500
05/01/32
470,820
441,000 4.500
06/01/33
(a)
381,465
460,000 4.250
01/15/34
(a)
383,525
CSC Holdings LLC
380,000 5.500
04/15/27
(a)
344,375
250,000 5.375
02/01/28
(a)
218,750
250,000 7.500
04/01/28
(a)
180,625
200,000 11.250
05/15/28
(a)
198,500
490,000 11.750
01/31/29
(a)
488,162
200,000 6.500
02/01/29
(a)
172,000
240,000 5.750
01/15/30
(a)
143,400
250,000 4.125
12/01/30
(a)
189,375
400,000 4.625
12/01/30
(a)
226,000
250,000 3.375
02/15/31
(a)
182,500
250,000 4.500
11/15/31
(a)
188,750
Directv Financing LLC
331,000 8.875
02/01/30
(a)
332,655
Directv Financing LLC / Directv Financing Co.-Obligor, Inc.
521,000 5.875
08/15/27
(a)
512,534
Live Nation Entertainment, Inc.
404,000 4.750
10/15/27
(a)
396,930
142,000 3.750
01/15/28
(a)
135,610
News Corp.
250,000 3.875
05/15/29
(a)
234,687
Radiate Holdco LLC / Radiate Finance, Inc.
250,000 4.500
09/15/26
(a)
215,000
8,678,472
Consumer Cyclical – 16.5%
ADT Security Corp. (The)
82,000 4.125
08/01/29
(a)
76,465
196,000 4.875
07/15/32
(a)
182,770
Allison Transmission, Inc.
279,000 3.750
01/30/31
(a)
251,797
American Axle & Manufacturing, Inc.
210,000 6.875
07/01/28
210,525
119,000 5.000
10/01/29
110,373
Anywhere Real Estate Group LLC / Anywhere Co.-Issuer Corp.
237,000 7.000
04/15/30
(a)
218,929
Bath & Body Works, Inc.
425,000 7.500
06/15/29
441,469
100,000 6.625
10/01/30
(a)
102,125
194,000 6.875
11/01/35
203,215
203,000 6.750
07/01/36
209,978
Boyd Gaming Corp.
178,000 4.750
12/01/27
174,440
137,000 4.750
06/15/31
(a)
128,095
Caesars Entertainment, Inc.
190,000 8.125
07/01/27
(a)
194,275
337,000 4.625
10/15/29
(a)
318,886
200,000 7.000
02/15/30
(a)
206,750
138,000 6.500
02/15/32
(a)
141,278

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Consumer Cyclical – (continued)
Carnival Corp.
$ 679,000 7.625%
03/01/26
(a)
$ 684,092
237,000 5.750
03/01/27
(a)
238,481
871,000 6.000
05/01/29
(a)
876,444
Carnival Holdings Bermuda Ltd.
221,000 10.375
05/01/28
(a)
237,023
Carvana Co.
109,200 12.000
12/01/28
(a)(b)
116,571
329,900 13.000
06/01/30
(a)(b)
362,890
492,200 14.000
06/01/31
(a)(b)
588,794
Churchill Downs, Inc.
125,000 5.500
04/01/27
(a)
124,688
Cinemark USA, Inc.
140,000 5.250
07/15/28
(a)
137,550
Clarios Global LP / Clarios  U.S. Finance Co.
447,000 8.500
05/15/27
(a)
450,352
100,000 6.750
05/15/28
(a)
102,625
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co.,
Inc.
147,000 4.625
01/15/29
(a)
137,996
272,000 6.750
01/15/30
(a)
254,660
FirstCash, Inc.
170,000 4.625
09/01/28
(a)
163,200
322,000 6.875
03/01/32
(a)
328,440
Gap, Inc. (The)
96,000 3.625
10/01/29
(a)
87,600
200,000 3.875
10/01/31
(a)
176,500
GEO Group, Inc. (The)
200,000 8.625
04/15/29
211,463
200,000 10.250
04/15/31
219,081
Goodyear Tire & Rubber Co. (The)
32,000 9.500
05/31/25
32,100
50,000 5.000
05/31/26
49,750
150,000 4.875
03/15/27
147,563
161,000 5.000
07/15/29
151,340
159,000 5.250
04/30/31
145,882
220,000 5.250
07/15/31
202,950
60,000 5.625
04/30/33
54,675
Hanesbrands, Inc.
88,000 9.000
02/15/31
(a)
94,490
Hilton Domestic Operating Co., Inc.
217,000 5.750
05/01/28
(a)
217,542
98,000 5.875
04/01/29
(a)
99,225
308,000 3.750
05/01/29
(a)
289,135
45,000 4.875
01/15/30
43,763
280,000 4.000
05/01/31
(a)
256,900
289,000 3.625
02/15/32
(a)
255,765
Iron Mountain Information Management Services, Inc.
129,000 5.000
07/15/32
(a)
121,260
Iron Mountain, Inc.
200,000 4.875
09/15/27
(a)
197,750
239,000 5.250
03/15/28
(a)
236,610
100,000 5.000
07/15/28
(a)
98,000
164,000 7.000
02/15/29
(a)
169,535
100,000 4.875
09/15/29
(a)
97,000
289,000 5.250
07/15/30
(a)
282,136
358,000 4.500
02/15/31
(a)
333,611
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Consumer Cyclical – (continued)
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America
LLC
$ 250,000 4.750%
06/01/27
(a)
$ 247,500
LCM Investments Holdings II LLC
263,000 4.875
05/01/29
(a)
249,192
Liberty Interactive LLC
138,000 8.250
02/01/30
70,380
Life Time, Inc.
227,000 8.000
04/15/26
(a)
228,078
Light & Wonder International, Inc.
124,000 7.000
05/15/28
(a)
125,085
125,000 7.250
11/15/29
(a)
129,219
217,000 7.500
09/01/31
(a)
226,494
Michaels Cos., Inc. (The)
208,000 5.250
05/01/28
(a)
150,800
Mohegan Tribal Gaming Authority
354,000 8.000
02/01/26
(a)
351,787
170,000 13.250
12/15/27
(a)
192,313
NCL Corp. Ltd.
327,000 5.875
03/15/26
(a)
328,635
402,000 5.875
02/15/27
(a)
404,513
234,000 7.750
02/15/29
(a)
249,210
NCL Finance Ltd.
44,000 6.125
03/15/28
(a)
44,605
Nordstrom, Inc.
135,000 4.250
08/01/31
119,644
PetSmart, Inc. / PetSmart Finance Corp.
250,000 4.750
02/15/28
(a)
240,312
250,000 7.750
02/15/29
(a)
246,875
Prime Security Services Borrower LLC / Prime Finance, Inc.
100,000 5.750
04/15/26
(a)
100,250
338,000 3.375
08/31/27
(a)
318,142
358,000 6.250
01/15/28
(a)
358,895
RHP Hotel Properties LP / RHP Finance Corp.
100,000 4.750
10/15/27
98,375
85,000 7.250
07/15/28
(a)
88,187
290,000 4.500
02/15/29
(a)
277,313
259,000 6.500
04/01/32
(a)
263,209
Royal Caribbean Cruises Ltd.
420,000 4.250
07/01/26
(a)
414,225
189,000 5.500
08/31/26
(a)
189,945
95,000 5.375
07/15/27
(a)
94,881
140,000 3.700
03/15/28
134,050
351,000 5.500
04/01/28
(a)
351,877
300,000 5.625
09/30/31
(a)
300,188
378,000 6.000
02/01/33
(a)
383,198
Sabre GLBL, Inc.
236,000 8.625
06/01/27
(a)
233,345
364,000 10.750
11/15/29
(a)
368,444
Six Flags Entertainment Corp.
250,000 5.500
04/15/27
(a)
249,688
200,000 7.250
05/15/31
(a)
206,375
Staples, Inc.
685,000 10.750
09/01/29
(a)
674,725
Station Casinos LLC
100,000 4.500
02/15/28
(a)
95,875
Tenneco, Inc.
295,000 8.000
11/17/28
(a)
280,619

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Consumer Cyclical – (continued)
TKC Holdings, Inc.
$ 85,000 6.875%
05/15/28
(a)
$ 85,213
Travel + Leisure Co.
155,000 6.625
07/31/26
(a)
157,325
100,000 6.000
04/01/27
101,000
150,000 4.500
12/01/29
(a)
142,125
Wand NewCo 3, Inc.
451,000 7.625
01/30/32
(a)
468,476
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
300,000 5.250
05/15/27
(a)
298,500
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.
182,000 5.125
10/01/29
(a)
177,677
399,000 7.125
02/15/31
(a)
419,948
Yum! Brands, Inc.
143,000 4.750
01/15/30
(a)
138,710
164,000 3.625
03/15/31
148,420
200,000 4.625
01/31/32
189,750
295,000 5.375
04/01/32
290,206
23,950,600
Consumer Noncyclical – 4.2%
Allied Universal Holdco LLC
295,000 7.875
02/15/31
(a)
302,006
Allied Universal Holdco LLC / Allied Universal Finance Corp.
377,000 9.750
07/15/27
(a)
379,592
200,000 6.000
06/01/29
(a)
184,500
Allied Universal Holdco LLC /Allied Universal Finance Corp. /
Atlas Luxco 4 Sarl
200,000 4.625
06/01/28
(a)
189,000
Avantor Funding, Inc.
550,000 4.625
07/15/28
(a)
532,813
Hologic, Inc.
104,000 4.625
02/01/28
(a)
102,180
375,000 3.250
02/15/29
(a)
345,937
LifePoint Health, Inc.
200,000 5.375
01/15/29
(a)
179,500
Medline Borrower LP
865,000 3.875
04/01/29
(a)
812,019
471,000 5.250
10/01/29
(a)
460,991
Molina Healthcare, Inc.
384,000 4.375
06/15/28
(a)
368,160
134,000 3.875
11/15/30
(a)
122,108
95,000 3.875
05/15/32
(a)
84,550
Murphy Oil USA, Inc.
91,000 3.750
02/15/31
(a)
81,786
Organon & Co / Organon Foreign Debt Co.-Issuer BV
330,000 4.125
04/30/28
(a)
313,913
550,000 5.125
04/30/31
(a)
505,312
Prestige Brands, Inc.
469,000 3.750
04/01/31
(a)
419,462
RR Donnelley & Sons Co.
485,000 9.500
08/01/29
(a)
497,125
Walgreens Boots Alliance, Inc.
150,000 8.125
08/15/29
151,031
95,000 3.200
04/15/30
76,693
6,108,678
Consumer Products – 1.0%
Edgewell Personal Care Co.
100,000 5.500
06/01/28
(a)
98,875
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Consumer Products – (continued)
Edgewell Personal Care Co. – (continued)
$ 100,000 4.125%
04/01/29
(a)
$ 93,875
Newell Brands, Inc.
161,000 6.375
09/15/27
164,220
320,000 6.625
09/15/29
329,600
80,000 6.875
04/01/36
80,691
Scotts Miracle-Gro Co. (The)
260,000 4.375
02/01/32
232,050
Tempur Sealy International, Inc.
255,000 4.000
04/15/29
(a)
237,469
204,000 3.875
10/15/31
(a)
180,285
1,417,065
Distribution & Logistics – 0.4%
WESCO Distribution, Inc.
145,000 7.250
06/15/28
(a)
148,625
189,000 6.375
03/15/29
(a)
194,198
197,000 6.625
03/15/32
(a)
203,156
545,979
Electric – 3.2%
Artera Services LLC
265,000 8.500
02/15/31
(a)
264,006
Calpine Corp.
60,000 5.250
06/01/26
(a)
59,775
100,000 5.125
03/15/28
(a)
98,000
150,000 4.625
02/01/29
(a)
143,250
280,000 5.000
02/01/31
(a)
266,000
277,000 3.750
03/01/31
(a)
251,031
NextEra Energy Operating Partners LP
350,000 4.500
09/15/27
(a)
333,812
NRG Energy, Inc.
550,000 3.375
02/15/29
(a)
504,701
100,000 5.250
06/15/29
(a)
98,500
373,000 3.625
02/15/31
(a)
331,919
PG&E Corp.
487,000 5.250
07/01/30
479,663
Pike Corp.
120,000 8.625
01/31/31
(a)
128,850
Talen Energy Supply LLC
142,000 8.625
06/01/30
(a)
152,828
Vistra Operations Co. LLC
95,000 5.500
09/01/26
(a)
94,881
366,000 5.625
02/15/27
(a)
366,229
328,000 5.000
07/31/27
(a)
325,130
414,000 4.375
05/01/29
(a)
396,922
200,000 7.750
10/15/31
(a)
212,500
85,000 6.875
04/15/32
(a)
88,188
4,596,185
Energy – 8.2%
Antero Midstream Partners LP / Antero Midstream Finance Corp.
207,000 5.750
03/01/27
(a)
207,517
71,000 5.750
01/15/28
(a)
71,089
250,000 6.625
02/01/32
(a)
254,063
Archrock Partners LP / Archrock Partners Finance Corp.
107,000 6.875
04/01/27
(a)
107,802
50,000 6.250
04/01/28
(a)
50,313
Ascent Resources Utica Holdings LLC / ARU Finance Corp.
152,000 5.875
06/30/29
(a)
149,720

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Energy – (continued)
Buckeye Partners LP
$ 68,000 3.950%
12/01/26
$ 66,470
134,000 4.125
12/01/27
128,975
146,000 4.500
03/01/28
(a)
140,890
CITGO Petroleum Corp.
146,000 6.375
06/15/26
(a)
146,730
95,000 8.375
01/15/29
(a)
98,919
CNX Resources Corp.
358,000 6.000
01/15/29
(a)
359,342
CQP Holdco LP / BIP-V Chinook Holdco LLC
500,000 5.500
06/15/31
(a)
481,875
Crescent Energy Finance LLC
375,000 7.375
01/15/33
(a)
372,656
Delek Logistics Partners LP / Delek Logistics Finance Corp.
100,000 8.625
03/15/29
(a)
104,437
DT Midstream, Inc.
435,000 4.125
06/15/29
(a)
412,706
255,000 4.375
06/15/31
(a)
237,788
Hess Midstream Operations LP
77,000 5.125
06/15/28
(a)
75,941
233,000 4.250
02/15/30
(a)
218,729
95,000 5.500
10/15/30
(a)
93,813
Hilcorp Energy I LP / Hilcorp Finance Co.
75,000 6.250
11/01/28
(a)
74,812
245,000 5.750
02/01/29
(a)
238,875
150,000 6.000
02/01/31
(a)
142,875
95,000 8.375
11/01/33
(a)
100,344
97,000 6.875
05/15/34
(a)
94,151
230,000 7.250
02/15/35
(a)
226,262
ITT Holdings LLC
252,000 6.500
08/01/29
(a)
236,880
Kinetik Holdings LP
474,000 5.875
06/15/30
(a)
474,593
Nabors Industries, Inc.
298,000 9.125
01/31/30
(a)
310,106
Northern Oil & Gas, Inc.
100,000 8.125
03/01/28
(a)
102,500
148,000 8.750
06/15/31
(a)
155,585
PBF Holding Co. LLC / PBF Finance Corp.
316,000 6.000
02/15/28
312,050
Permian Resources Operating LLC
485,000 8.000
04/15/27
(a)
499,550
174,000 5.875
07/01/29
(a)
174,000
238,000 7.000
01/15/32
(a)
244,545
Range Resources Corp.
250,000 4.750
02/15/30
(a)
237,813
SM Energy Co.
290,000 6.750
09/15/26
290,181
175,000 6.625
01/15/27
175,328
100,000 6.500
07/15/28
100,000
Sunoco LP / Sunoco Finance Corp.
130,000 6.000
04/15/27
130,650
261,000 4.500
05/15/29
249,581
166,000 4.500
04/30/30
156,870
Talos Production, Inc.
238,000 9.375
02/01/31
(a)
250,495
Transocean Titan Financing Ltd.
91,000 8.375
02/01/28
(a)
93,730
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Energy – (continued)
Transocean, Inc.
$ 130,000 8.250%
05/15/29
(a)
$ 131,300
521,050 8.750
02/15/30
(a)
543,846
228,000 8.500
05/15/31
(a)
231,420
USA Compression Partners LP / USA Compression Finance Corp.
150,000 7.125
03/15/29
(a)
153,563
Venture Global Calcasieu Pass LLC
456,000 3.875
08/15/29
(a)
424,080
30,000 4.125
08/15/31
(a)
27,525
238,000 3.875
11/01/33
(a)
207,952
Venture Global LNG, Inc.
435,000 8.125
06/01/28
(a)
454,575
610,000 9.500
02/01/29
(a)
681,675
189,000 9.875
02/01/32
(a)
209,554
11,917,041
Financial Company – 5.3%
AG TTMT Escrow Issuer LLC
95,000 8.625
09/30/27
(a)
98,919
Boost Newco Borrower LLC
200,000 7.500
01/15/31
(a)
212,000
Coinbase Global, Inc.
219,000 3.625
10/01/31
(a)
189,709
Compass Group Diversified Holdings LLC
246,000 5.250
04/15/29
(a)
237,698
Freedom Mortgage Holdings LLC
143,000 9.125
05/15/31
(a)
148,541
HUB International Ltd.
161,000 5.625
12/01/29
(a)
157,176
524,000 7.250
06/15/30
(a)
543,650
355,000 7.375
01/31/32
(a)
363,875
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
300,000 6.250
05/15/26
298,875
386,000 5.250
05/15/27
372,972
119,000 9.750
01/15/29
121,969
260,000 4.375
02/01/29
224,575
250,000 9.000
06/15/30
248,297
Midcap Financial Issuer Trust
200,000 6.500
05/01/28
(a)
196,500
Nationstar Mortgage Holdings, Inc.
112,000 6.000
01/15/27
(a)
112,280
353,000 5.500
08/15/28
(a)
348,588
191,000 5.125
12/15/30
(a)
181,450
100,000 5.750
11/15/31
(a)
97,375
OneMain Finance Corp.
450,000 7.125
03/15/26
461,250
120,000 3.500
01/15/27
115,650
463,000 3.875
09/15/28
432,326
95,000 9.000
01/15/29
101,056
100,000 7.875
03/15/30
105,750
235,000 4.000
09/15/30
211,794
100,000 7.125
11/15/31
102,750
Osaic Holdings, Inc.
95,000 10.750
08/01/27
(a)
98,206
PennyMac Financial Services, Inc.
342,000 5.375
10/15/25
(a)
341,145
50,000 7.875
12/15/29
(a)
52,937
200,000 7.125
11/15/30
(a)
204,750
134,000 5.750
09/15/31
(a)
129,310

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Financial Company – (continued)
Rocket Mortgage LLC
$ 244,000 5.250%
01/15/28
(a)
$ 234,073
Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc.
81,000 2.875
10/15/26
(a)
77,557
350,000 3.625
03/01/29
(a)
323,986
317,000 3.875
03/01/31
(a)
285,023
270,000 4.000
10/15/33
(a)
235,371
7,667,383
Food and Beverage – 2.6%
Aramark Services, Inc.
395,000 5.000
02/01/28
(a)
387,594
Fiesta Purchaser, Inc.
331,000 7.875
03/01/31
(a)
347,136
HLF Financing Sarl LLC / Herbalife International, Inc.
322,000 12.250
04/15/29
(a)
339,710
218,000 4.875
06/01/29
(a)
159,140
Lamb Weston Holdings, Inc.
300,000 4.125
01/31/30
(a)
279,750
Performance Food Group, Inc.
488,000 5.500
10/15/27
(a)
486,780
Post Holdings, Inc.
106,000 5.625
01/15/28
(a)
107,590
267,000 5.500
12/15/29
(a)
261,994
875,000 4.500
09/15/31
(a)
799,531
68,000 6.250
02/15/32
(a)
68,935
U.S. Foods, Inc.
237,000 6.875
09/15/28
(a)
244,999
300,000 4.750
02/15/29
(a)
290,250
81,000 4.625
06/01/30
(a)
77,456
3,850,865
Hardware – 0.4%
CommScope LLC
160,000 8.250
03/01/27
(a)
148,400
NCR Voyix Corp.
354,000 5.000
10/01/28
(a)
342,938
59,000 5.125
04/15/29
(a)
56,640
547,978
Healthcare – 6.5%
AdaptHealth LLC
88,000 4.625
08/01/29
(a)
80,630
Catalent Pharma Solutions, Inc.
400,000 3.500
04/01/30
(a)
394,000
Charles River Laboratories International, Inc.
450,000 4.000
03/15/31
(a)
406,969
CHS/Community Health Systems, Inc.
350,000 5.625
03/15/27
(a)
339,500
226,000 6.000
01/15/29
(a)
208,768
229,000 6.875
04/15/29
(a)
186,062
191,000 6.125
04/01/30
(a)
143,250
283,000 5.250
05/15/30
(a)
242,673
399,000 4.750
02/15/31
(a)
324,187
299,000 10.875
01/15/32
(a)
311,521
DaVita, Inc.
448,000 4.625
06/01/30
(a)
421,120
822,000 3.750
02/15/31
(a)
730,552
Encompass Health Corp.
349,000 4.750
02/01/30
337,657
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Healthcare – (continued)
IQVIA, Inc.
$ 280,000 5.000%
05/15/27
(a)
$ 277,200
250,000 6.500
05/15/30
(a)
257,500
LifePoint Health, Inc.
323,000 4.375
02/15/27
(a)
314,117
MPT Operating Partnership LP / MPT Finance Corp.
603,000 3.500
03/15/31
394,965
Owens & Minor, Inc.
381,000 6.625
04/01/30
(a)
367,665
Prime Healthcare Services, Inc.
283,000 9.375
09/01/29
(a)
287,953
RP Escrow Issuer LLC
100,000 5.250
12/15/25
(a)
90,625
Select Medical Corp.
170,000 6.250
08/15/26
(a)
171,700
Service Corp International
240,000 5.750
10/15/32
239,700
Service Corp. International
115,000 4.625
12/15/27
113,562
468,000 5.125
06/01/29
463,320
Star Parent, Inc.
85,000 9.000
10/01/30
(a)
88,188
Tenet Healthcare Corp.
392,000 6.250
02/01/27
392,245
246,000 5.125
11/01/27
244,155
166,000 4.625
06/15/28
161,435
426,000 6.125
10/01/28
427,598
420,000 4.250
06/01/29
397,950
150,000 6.125
06/15/30
151,125
450,000 6.750
05/15/31
460,687
9,428,579
Insurance – 2.1%
Acrisure LLC / Acrisure Finance, Inc.
236,000 8.250
02/01/29
(a)
243,375
378,000 8.500
06/15/29
(a)
394,537
390,000 6.000
08/01/29
(a)
373,913
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer
343,000 4.250
10/15/27
(a)
328,422
244,000 6.750
10/15/27
(a)
244,305
95,000 6.750
04/15/28
(a)
96,188
30,000 5.875
11/01/29
(a)
28,987
435,000 7.000
01/15/31
(a)
442,069
AmWINS Group, Inc.
150,000 6.375
02/15/29
(a)
151,687
150,000 4.875
06/30/29
(a)
142,688
AssuredPartners, Inc.
150,000 5.625
01/15/29
(a)
143,063
Panther Escrow Issuer LLC
400,000 7.125
06/01/31
(a)
410,000
2,999,234
Media Non Cable – 0.3%
AMC Networks, Inc.
475,000 4.250
02/15/29
363,375
News Corp.
130,000 5.125
02/15/32
(a)
126,100
489,475

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Metals – 1.0%
Alcoa Nederland Holding BV
$ 300,000 6.125%
05/15/28
(a)
$ 303,457
Arsenal AIC Parent LLC
300,000 11.500
10/01/31
(a)
339,750
Kaiser Aluminum Corp.
150,000 4.500
06/01/31
(a)
135,000
Novelis Corp.
451,000 4.750
01/30/30
(a)
425,068
257,000 3.875
08/15/31
(a)
226,481
U.S. Steel Corp.
85,000 6.875
03/01/29
85,744
1,515,500
Metals and Mining – 0.4%
Cleveland-Cliffs, Inc.
150,000 6.875
11/01/29
(a)
151,500
200,000 6.750
04/15/30
(a)
201,000
292,000 7.000
03/15/32
(a)
293,825
646,325
Natural Gas – 3.0%
AmeriGas Partners LP / AmeriGas Finance Corp.
264,000 5.875
08/20/26
260,040
Ferrellgas LP / Ferrellgas Finance Corp.
359,000 5.375
04/01/26
(a)
357,205
100,000 5.875
04/01/29
(a)
94,250
Genesis Energy LP / Genesis Energy Finance Corp.
510,000 8.000
01/15/27
521,475
150,000 8.250
01/15/29
153,469
150,000 7.875
05/15/32
150,937
Hess Midstream Operations LP
170,000 5.625
02/15/26
(a)
170,000
NuStar Logistics LP
166,000 6.000
06/01/26
167,245
100,000 5.625
04/28/27
100,375
538,000 6.375
10/01/30
551,450
Prairie Acquiror LP
85,000 9.000
08/01/29
(a)
88,294
Rockies Express Pipeline LLC
251,000 4.950
07/15/29
(a)
240,960
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.
153,000 6.000
03/01/27
(a)
153,382
300,000 5.500
01/15/28
(a)
292,500
81,000 7.375
02/15/29
(a)
82,519
284,000 6.000
09/01/31
(a)
268,735
Venture Global Calcasieu Pass LLC
100,000 6.250
01/15/30
(a)
102,625
Venture Global LNG, Inc.
550,000 8.375
06/01/31
(a)
578,875
4,334,336
Other – 0.3%
Brand Industrial Services, Inc.
391,000 10.375
08/01/30
(a)
414,460
Pharmaceuticals – 1.4%
Bausch Health Americas, Inc.
200,000 9.250
04/01/26
(a)
193,000
Bausch Health Cos., Inc.
250,000 5.500
11/01/25
(a)
245,000
150,000 9.000
12/15/25
(a)
147,750
189,000 6.125
02/01/27
(a)
174,825
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Pharmaceuticals – (continued)
Bausch Health Cos., Inc. – (continued)
$ 70,000 5.000%
01/30/28
(a)
$ 47,250
250,000 4.875
06/01/28
(a)
208,750
237,000 11.000
09/30/28
(a)
234,038
50,000 5.000
02/15/29
(a)
30,375
230,000 6.250
02/15/29
(a)
148,350
110,000 5.250
01/30/30
(a)
63,800
300,000 5.250
02/15/31
(a)
168,000
Endo Finance Holdings, Inc.
346,000 8.500
04/15/31
(a)
368,490
2,029,628
Publishing – 0.3%
McGraw-Hill Education, Inc.
440,000 5.750
08/01/28
(a)
432,300
REITs and Real Estate – 1.9%
Anywhere Real Estate Group LLC / Realogy Co.-Issuer Corp.
94,000 5.750
01/15/29
(a)
81,193
Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR
Nimbus LLC / GGSI Sellco LL
219,000 5.750
05/15/26
(a)
217,494
Diversified Healthcare Trust
95,000 –
01/15/26
(a)(c)
88,944
98,000 4.750
02/15/28
83,478
145,000 4.375
03/01/31
110,562
Howard Hughes Corp. (The)
129,000 5.375
08/01/28
(a)
126,904
337,000 4.125
02/01/29
(a)
315,095
290,000 4.375
02/01/31
(a)
264,625
Hudson Pacific Properties LP
84,000 3.950
11/01/27
74,699
89,000 4.650
04/01/29
72,181
Park Intermediate Holdings LLC / PK Domestic Property LLC /
PK Finance Co.-Issuer
401,000 4.875
05/15/29
(a)
385,461
Service Properties Trust
213,000 8.375
06/15/29
211,331
375,000 4.950
10/01/29
307,500
200,000 8.625
11/15/31
(a)
212,750
Starwood Property Trust, Inc.
188,000 7.250
04/01/29
(a)
194,124
2,746,341
Rental Equipment – 1.5%
EquipmentShare.com, Inc.
85,000 8.625
05/15/32
(a)
89,463
H&E Equipment Services, Inc.
380,000 3.875
12/15/28
(a)
352,450
Hertz Corp. (The)
435,000 12.625
07/15/29
(a)
473,062
United Rentals North America, Inc.
228,000 5.500
05/15/27
228,855
380,000 4.875
01/15/28
375,250
336,000 3.875
02/15/31
308,280
128,000 3.750
01/15/32
114,720
191,000 6.125
03/15/34
(a)
194,581
2,136,661
Software – 2.5%
Cloud Software Group, Inc.
813,000 6.500
03/31/29
(a)
800,805

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Software – (continued)
Cloud Software Group, Inc. – (continued)
$ 803,000 9.000%
09/30/29
(a)
$ 814,041
148,000 8.250
06/30/32
(a)
154,475
Fair Isaac Corp.
363,000 4.000
06/15/28
(a)
348,026
Gen Digital, Inc.
425,000 6.750
09/30/27
(a)
434,563
ROBLOX Corp.
94,000 3.875
05/01/30
(a)
85,540
SS&C Technologies, Inc.
412,000 5.500
09/30/27
(a)
410,720
161,000 6.500
06/01/32
(a)
164,824
UKG, Inc.
400,000 6.875
02/01/31
(a)
412,500
3,625,494
Technology – 3.0%
Arches Buyer, Inc.
143,000 4.250
06/01/28
(a)
133,884
286,000 6.125
12/01/28
(a)
260,260
Block, Inc.
250,000 2.750
06/01/26
242,188
455,000 3.500
06/01/31
409,500
Central Parent Inc / CDK Global, Inc.
170,000 7.250
06/15/29
(a)
171,275
Entegris, Inc.
241,000 4.375
04/15/28
(a)
231,661
100,000 5.950
06/15/30
(a)
100,375
Go Daddy Operating Co LLC / GD Finance Co., Inc.
450,000 5.250
12/01/27
(a)
447,187
Imola Merger Corp.
328,000 4.750
05/15/29
(a)
314,470
Match Group Holdings II LLC
237,000 5.000
12/15/27
(a)
230,482
81,000 4.625
06/01/28
(a)
77,962
286,000 3.625
10/01/31
(a)
246,318
McAfee Corp.
361,000 7.375
02/15/30
(a)
351,975
Newfold Digital Holdings Group, Inc.
100,000 11.750
10/15/28
(a)
71,875
Seagate HDD Cayman
100,000 4.875
06/01/27
99,375
142,000 8.250
12/15/29
152,650
385,000 9.625
12/01/32
439,863
51,000 5.750
12/01/34
50,936
Western Digital Corp.
189,000 4.750
02/15/26
188,055
Xerox Holdings Corp.
227,000 8.875
11/30/29
(a)
195,504
4,415,795
Transportation – 1.4%
Brightline East LLC
240,000 11.000
01/31/30
(a)
224,850
Fortress Transportation and Infrastructure Investors LLC
487,000 5.500
05/01/28
(a)
483,348
238,000 7.875
12/01/30
(a)
253,470
United Airlines, Inc.
188,000 4.375
04/15/26
(a)
185,415
613,000 4.625
04/15/29
(a)
589,246
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Transportation – (continued)
XPO, Inc.
$ 210,000 7.125%
06/01/31
(a)
$ 218,137
100,000 7.125
02/01/32
(a)
103,875
2,058,341
Wireless – 0.2%
Viasat, Inc.
100,000 5.625
04/15/27
(a)
94,750
138,000 6.500
07/15/28
(a)
108,502
122,000 7.500
05/30/31
(a)
82,808
286,060
Wirelines – 3.6%
Cablevision Lightpath LLC
200,000 5.625
09/15/28
(a)
186,000
Consolidated Communications, Inc.
202,000 6.500
10/01/28
(a)
196,697
Embarq LLC
440,000 7.995
06/01/36
216,700
Frontier Communications Holdings LLC
75,000 5.875
10/15/27
(a)
75,141
500,000 5.000
05/01/28
(a)
496,250
200,000 6.750
05/01/29
(a)
202,250
234,000 5.875
11/01/29
235,170
250,000 6.000
01/15/30
(a)
250,937
246,000 8.750
05/15/30
(a)
262,605
81,000 8.625
03/15/31
(a)
87,480
Level 3 Financing, Inc.
220,000 10.500
04/15/29
(a)
246,950
166,000 4.875
06/15/29
(a)
145,665
220,000 11.000
11/15/29
(a)
250,525
142,000 4.500
04/01/30
(a)
119,635
81,000 3.875
10/15/30
(a)
64,901
336,000 10.750
12/15/30
(a)
379,260
102,000 4.000
04/15/31
(a)
81,218
Lumen Technologies, Inc.
200,000 4.500
01/15/29
(a)
168,750
80,646 4.125
04/15/30
(a)
71,473
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC
284,000 10.500
02/15/28
(a)
302,460
419,000 4.750
04/15/28
(a)
393,336
150,000 6.500
02/15/29
(a)
132,000
Windstream Services LLC / Windstream Escrow Finance Corp.
202,000 7.750
08/15/28
(a)
203,768
Zayo Group Holdings, Inc.
420,000 4.000
03/01/27
(a)
396,900
5,166,071
TOTAL CORPORATE OBLIGATIONS
(Cost $132,431,694)
134,670,307
a
Foreign Corporate Debt – 4.8%
Aerospace & Defense – 0.6%
Bombardier, Inc. ( Canada )
156,000 7.875
04/15/27
(a)
156,292
122,000 7.000
06/01/32
(a)
124,669
550,000 7.450
05/01/34
(a)
591,250
872,211

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Foreign Corporate Debt – (continued)
Basic Industry – 0.5%
Mercer International, Inc. ( Germany )
$ 70,000 12.875%
10/01/28
(a)
$ 75,250
170,000 5.125
02/01/29
148,962
NOVA Chemicals Corp. ( Canada )
273,000 5.250
06/01/27
(a)
269,247
161,000 8.500
11/15/28
(a)
171,666
104,000 9.000
02/15/30
(a)
112,450
777,575
Capital Goods – 0.2%
Husky Injection Molding Systems Ltd. / Titan Co.-Borrower LLC
( Canada )
363,000 9.000
02/15/29
(a)
377,974
Consumer Cyclical – 1.3%
1011778 BC ULC / New Red Finance, Inc. ( Canada )
301,000 3.875
01/15/28
(a)
287,455
154,000 4.375
01/15/28
(a)
148,802
212,000 3.500
02/15/29
(a)
196,895
517,000 4.000
10/15/30
(a)
469,824
Brookfield Residential Properties, Inc. / Brookfield
Residential  U.S. LLC ( Canada )
100,000 6.250
09/15/27
(a)
99,875
214,000 4.875
02/15/30
(a)
200,893
Garda World Security Corp. ( Canada )
167,000 4.625
02/15/27
(a)
162,825
Mattamy Group Corp. ( Canada )
159,000 5.250
12/15/27
(a)
157,211
190,000 4.625
03/01/30
(a)
179,313
1,903,093
Energy – 0.3%
Baytex Energy Corp. ( Canada )
393,000 8.500
04/30/30
(a)
408,720
Mining – 0.3%
Hudbay Minerals, Inc. ( Canada )
405,000 4.500
04/01/26
(a)
399,938
Natural Gas – 0.2%
Parkland Corp. ( Canada )
347,000 4.625
05/01/30
(a)
324,011
Software – 0.5%
Open Text Corp. ( Canada )
544,000 3.875
02/15/28
(a)
513,400
95,000 3.875
12/01/29
(a)
86,806
Open Text Holdings, Inc. ( Canada )
100,000 4.125
12/01/31
(a)
89,750
689,956
Transportation – 0.3%
VistaJet Malta Finance PLC / Vista Management Holding, Inc.
( Switzerland )
165,000 7.875
05/01/27
(a)
162,386
95,000 9.500
06/01/28
(a)
94,177
184,000 6.375
02/01/30
(a)
162,266
418,829
Wireless – 0.6%
Connect Finco Sarl / Connect  U.S. Finco LLC ( United Kingdom )
300,000 9.000
09/15/29
(a)
278,117
Principal
Amount Interest Rate Maturity Date Value
a
Foreign Corporate Debt – (continued)
Wireless – (continued)
Intelsat Jackson Holdings SA ( Luxembourg )
$ 632,000 6.500%
03/15/30
(a)
$ 589,585
867,702
TOTAL FOREIGN CORPORATE DEBT
(Cost $7,049,624)
7,040,009
Shares
Dividend
Rate Value
aa a
Investment Company – 0.6%
(d)
Goldman Sachs Financial Square Government Fund - Institutional
Shares
864,399 4.541% 864,399
(Cost $864,399)
TOTAL INVESTMENTS – 98.3%
(Cost $140,345,717)
$ 142,574,715
OTHER ASSETS IN EXCESS OF LIABILITIES
– 1.7%
2,452,500
NET ASSETS – 100.0%
$ 145,027,215
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)
Exempt from registration under Rule 144A of the Securities Act of 1933.
(b)
Pay-in-kind securities.
(c)
Issued with a zero coupon. Income is recognized through the accretion of discount.
(d)
Represents an affiliated issuer.
Investment Abbreviations:
LP — Limited Partnership
PLC — Public Limited Company
REIT — Real Estate Investment Trust

GOLDMAN SACHS ACCESS INFLATION PROTECTED USD BOND ETF
Schedule of Investments
November 30, 2024 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
U.S. Treasury Inflation Indexed Bonds – 99.5%
a
U.S. Treasury Inflation Indexed Bonds
$ 1,317,244 0.125%
10/15/25
$ 1,298,400
4,252,907 0.625
01/15/26
4,186,515
3,598,454 0.125
04/15/26
3,505,980
4,084,286 0.125
07/15/26
3,983,459
4,494,285 0.125
10/15/26
4,364,689
4,632,403 0.375
01/15/27
4,491,223
6,179,928 0.125
04/15/27
5,930,954
10,537,166 0.375
07/15/27
10,195,373
5,565,643 1.625
10/15/27
5,558,404
12,186,836 0.500
01/15/28
11,706,659
4,524,472 0.750
07/15/28
4,379,757
1,998,525 3.875
04/15/29
2,167,495
4,065,247 0.250
07/15/29
3,806,118
8,209,625 0.125
01/15/30
7,542,889
9,654,924 0.125
07/15/30
8,822,844
8,583,014 0.125
07/15/31
7,694,956
7,162,460 0.125
01/15/32
6,342,117
8,783,528 0.625
07/15/32
8,035,884
5,837,630 1.375
07/15/33
5,599,547
3,829,050 1.750
01/15/34
3,768,972
5,031,332 2.125
02/15/40
5,072,561
8,214,602 0.750
02/15/42
6,616,880
4,017,810 0.875
02/15/47
3,096,661
2,953,589 1.000
02/15/48
2,320,935
2,785,441 1.000
02/15/49
2,171,083
3,373,826 0.250
02/15/50
2,122,952
3,827,224 0.125
02/15/52
2,261,318
TOTAL U.S. TREASURY INFLATION INDEXED BONDS
(Cost $145,552,595)
137,044,625
Shares
Dividend
Rate Value
aa a
Investment Company – 0.3%
(a)
Goldman Sachs Financial Square Government Fund - Institutional
Shares
428,264 4.541% 428,264
(Cost $428,264)
TOTAL INVESTMENTS – 99.8%
(Cost $145,980,859)
$ 137,472,889
OTHER ASSETS IN EXCESS OF LIABILITIES
– 0.2%
312,894
NET ASSETS – 100.0%
$ 137,785,783
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)
Represents an affiliated issuer.

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE 1-5 YEAR BOND
Schedule of Investments
November 30, 2024 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – 84.1%
Aerospace & Defense – 1.9%
Boeing Co. (The)
$ 40,000 5.040%
05/01/27
$ 39,975
General Dynamics Corp.
16,000 1.150
06/01/26
15,256
Huntington Ingalls Industries, Inc.
20,000 3.483
12/01/27
19,275
Lockheed Martin Corp.
50,000 3.550
01/15/26
49,464
RTX Corp.
40,000 5.750
01/15/29
41,604
Textron, Inc.
13,000 3.650
03/15/27
12,665
178,239
Banks – 24.0%
American Express Co.
50,000 4.900
02/13/26
50,144
51,000 3.125
05/20/26
49,996
20,000 5.850
11/05/27
20,724
Bank of America Corp.
( SOFR + 1.290% )
80,000 5.080
01/20/27
(a)
80,235
( SOFR + 0.960% )
32,000 1.734
07/22/27
(a)
30,498
( SOFR + 1.580% )
32,000 4.376
04/27/28
(a)
31,766
( SOFR + 1.630% )
30,000 5.202
04/25/29
(a)
30,349
Bank of America Corp. , GMTN
( 3M U.S. T-Bill MMY +
1.632% )
40,000 3.593
07/21/28
(a)
38,820
Bank of America Corp. , MTN
( 3M U.S. T-Bill MMY +
1.322% )
25,000 3.559
04/23/27
(a)
24,571
( SOFR + 2.040% )
50,000 4.948
07/22/28
(a)
50,225
( 3M U.S. T-Bill MMY +
1.572% )
60,000 4.271
07/23/29
(a)
58,972
Bank of America Corp. , Series N
( SOFR + 0.910% )
17,000 1.658
03/11/27
(a)
16,340
Bank of New York Mellon Corp. (The) , MTN
68,000 3.400
01/29/28
65,925
( 3M U.S. T-Bill MMY +
1.331% )
34,000 3.442
02/07/28
(a)
32,982
Capital One Financial Corp.
( SOFR + 2.080% )
20,000 5.468
02/01/29
(a)
20,296
( SOFR + 2.640% )
60,000 6.312
06/08/29
(a)
62,252
( SOFR + 1.905% )
50,000 5.700
02/01/30
(a)
51,147
Charles Schwab Corp. (The)
30,000 0.900
03/11/26
28,571
( SOFR + 1.878% )
30,000 6.196
11/17/29
(a)
31,630
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Banks – (continued)
Citigroup, Inc.
$ 100,000 3.400%
05/01/26
$ 97,942
( SOFR + 0.770% )
100,000 1.462
06/09/27
(a)
95,273
( 3M U.S. T-Bill MMY +
1.600% )
40,000 3.980
03/20/30
(a)
38,580
Citizens Financial Group, Inc.
50,000 2.850
07/27/26
48,329
Fifth Third Bancorp
20,000 2.550
05/05/27
19,000
Huntington Bancshares, Inc.
( SOFR + 2.020% )
40,000 6.208
08/21/29
(a)
41,711
JPMorgan Chase & Co.
27,000 3.200
06/15/26
26,480
30,000 2.950
10/01/26
29,200
( SOFR + 0.800% )
17,000 1.045
11/19/26
(a)
16,421
( SOFR + 0.885% )
25,000 1.578
04/22/27
(a)
23,937
( SOFR + 1.170% )
25,000 2.947
02/24/28
(a)
24,051
( SOFR + 1.560% )
47,000 4.323
04/26/28
(a)
46,583
( SOFR + 1.990% )
40,000 4.851
07/25/28
(a)
40,114
( SOFR + 1.015% )
30,000 2.069
06/01/29
(a)
27,439
( 3M U.S. T-Bill MMY +
1.522% )
20,000 4.203
07/23/29
(a)
19,631
( SOFR + 1.450% )
80,000 5.299
07/24/29
(a)
81,442
( SOFR + 1.570% )
50,000 6.087
10/23/29
(a)
52,355
M&T Bank Corp.
( SOFR + 2.800% )
10,000 7.413
10/30/29
(a)
10,752
Morgan Stanley
( SOFR + 1.295% )
20,000 5.050
01/28/27
(a)
20,057
20,000 3.591
07/22/28
(a)
19,259
( SOFR + 2.240% )
40,000 6.296
10/18/28
(a)
41,642
Morgan Stanley , GMTN
20,000 3.875
01/27/26
19,831
Morgan Stanley , MTN
( SOFR + 1.590% )
100,000 5.164
04/20/29
(a)
101,048
PNC Financial Services Group, Inc. (The)
( SOFR + 1.620% )
20,000 5.354
12/02/28
(a)
20,349
( SOFR + 1.841% )
50,000 5.582
06/12/29
(a)
51,266
Santander Holdings USA, Inc.
( SOFR + 1.249% )
20,000 2.490
01/06/28
(a)
19,052

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE 1-5 YEAR BOND
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Banks – (continued)
( SOFR + 2.356% )
$ 20,000 6.499%
03/09/29
(a)
$ 20,734
State Street Corp.
( SOFR + 1.484% )
30,000 5.684
11/21/29
(a)
31,129
Synchrony Financial
20,000 3.950
12/01/27
19,214
Truist Financial Corp. , MTN
( SOFR + 2.446% )
30,000 7.161
10/30/29
(a)
32,289
( SOFR + 1.620% )
30,000 5.435
01/24/30
(a)
30,509
U.S. Bancorp , MTN
( SOFR + 0.730% )
10,000 2.215
01/27/28
(a)
9,490
( SOFR + 1.660% )
8,000 4.548
07/22/28
(a)
7,968
U.S. Bancorp , Series X
21,000 3.150
04/27/27
20,368
US Bancorp
( SOFR + 2.020% )
30,000 5.775
06/12/29
(a)
30,935
Wells Fargo & Co.
6,000 3.000
04/22/26
5,847
23,000 3.000
10/23/26
22,318
( SOFR + 1.790% )
50,000 6.303
10/23/29
(a)
52,547
( SOFR + 1.500% )
50,000 5.198
01/23/30
(a)
50,741
Wells Fargo & Co. , MTN
( 3M U.S. T-Bill MMY +
1.432% )
11,000 3.196
06/17/27
(a)
10,735
( SOFR + 1.510% )
16,000 3.526
03/24/28
(a)
15,568
( 3M U.S. T-Bill MMY +
1.572% )
15,000 3.584
05/22/28
(a)
14,578
( SOFR + 2.100% )
15,000 2.393
06/02/28
(a)
14,158
( SOFR + 1.980% )
16,000 4.808
07/25/28
(a)
16,020
( SOFR + 1.740% )
50,000 5.574
07/25/29
(a)
51,241
2,263,576
Basic Industry – 0.5%
Celanese  U.S. Holdings LLC
10,000 6.330
07/15/29
10,338
Dow Chemical Co. (The)
10,000 7.375
11/01/29
11,091
Linde, Inc.
24,000 3.200
01/30/26
23,662
45,091
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Broadcasting – 0.2%
Discovery Communications LLC
$ 20,000 3.950%
03/20/28
$ 19,132
Building Materials – 0.4%
Stanley Black & Decker, Inc.
40,000 3.400
03/01/26
39,274
Capital Goods – 3.1%
Berry Global, Inc.
20,000 1.650
01/15/27
18,719
Caterpillar Financial Services Corp.
30,000 4.850
02/27/29
30,416
John Deere Capital Corp. , MTN
20,000 4.750
01/20/28
20,211
20,000 1.500
03/06/28
18,259
40,000 4.850
06/11/29
40,638
Otis Worldwide Corp.
30,000 2.293
04/05/27
28,525
Republic Services, Inc.
9,000 2.900
07/01/26
8,772
Roper Technologies, Inc.
16,000 3.850
12/15/25
15,846
Trane Technologies Financing Ltd.
40,000 3.500
03/21/26
39,439
Vontier Corp.
10,000 2.400
04/01/28
9,136
Waste Management, Inc.
20,000 7.000
07/15/28
21,682
Westinghouse Air Brake Technologies Corp.
20,000 4.700
09/15/28
19,956
Xylem, Inc.
20,000 1.950
01/30/28
18,516
290,115
Communications – 1.5%
Charter Communications Operating LLC / Charter
Communications Operating Capital
20,000 5.050
03/30/29
19,798
Comcast Corp.
40,000 5.350
11/15/27
40,965
40,000 3.550
05/01/28
38,747
TWDC Enterprises 18 Corp. , MTN
8,000 1.850
07/30/26
7,660
Walt Disney Co. (The)
40,000 3.700
03/23/27
39,433
146,603
Consumer Cyclical – 9.7%
Amazon.com, Inc.
15,000 4.550
12/01/27
15,118
60,000 3.450
04/13/29
58,086
American Honda Finance Corp.
20,000 5.650
11/15/28
20,762
American Honda Finance Corp. , GMTN
20,000 3.500
02/15/28
19,423
Booking Holdings, Inc.
43,000 3.600
06/01/26
42,433
Dollar Tree, Inc.
30,000 4.200
05/15/28
29,303
DR Horton, Inc.
10,000 1.300
10/15/26
9,396

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE 1-5 YEAR BOND
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Consumer Cyclical – (continued)
Ford Motor Co.
$ 50,000 4.346%
12/08/26
$ 49,383
50,000 6.625
10/01/28
52,493
General Motors Co.
34,000 6.800
10/01/27
35,650
General Motors Financial Co., Inc.
21,000 1.250
01/08/26
20,212
20,000 2.700
08/20/27
18,966
30,000 3.850
01/05/28
29,226
42,000 5.550
07/15/29
42,909
Global Payments, Inc.
40,000 1.200
03/01/26
38,170
10,000 4.450
06/01/28
9,839
Home Depot, Inc. (The)
21,000 2.800
09/14/27
20,171
Lennar Corp.
20,000 4.750
11/29/27
20,057
Lowe's Cos., Inc.
50,000 4.800
04/01/26
50,126
20,000 1.700
09/15/28
17,997
Marriott International, Inc.
30,000 4.875
05/15/29
30,231
McDonald's Corp. , MTN
40,000 3.500
03/01/27
39,095
Starbucks Corp.
16,000 2.000
03/12/27
15,132
20,000 3.500
03/01/28
19,423
Toyota Motor Credit Corp.
50,000 5.400
11/20/26
50,922
Toyota Motor Credit Corp. , MTN
16,000 0.800
01/09/26
15,371
40,000 3.050
03/22/27
38,845
Visa, Inc.
40,000 0.750
08/15/27
36,532
50,000 2.750
09/15/27
48,017
Walmart, Inc.
24,000 1.050
09/17/26
22,666
915,954
Consumer Noncyclical – 4.0%
Abbott Laboratories
20,000 1.150
01/30/28
18,169
AbbVie, Inc.
30,000 4.800
03/15/27
30,226
30,000 4.800
03/15/29
30,247
40,000 3.200
11/21/29
37,487
Altria Group, Inc.
40,000 4.800
02/14/29
39,965
Bristol-Myers Squibb Co.
50,000 4.900
02/22/29
50,708
Centene Corp.
20,000 4.250
12/15/27
19,425
Eli Lilly & Co.
24,000 3.100
05/15/27
23,360
Johnson & Johnson
30,000 2.900
01/15/28
28,828
Merck & Co., Inc.
16,000 0.750
02/24/26
15,309
Merck Sharp & Dohme Corp.
20,000 6.400
03/01/28
21,198
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Consumer Noncyclical – (continued)
Pfizer, Inc.
$ 30,000 3.450%
03/15/29
$ 28,841
Philip Morris International, Inc.
30,000 4.875
02/15/28
30,300
Utah Acquisition Sub, Inc.
8,000 3.950
06/15/26
7,876
381,939
Consumer Products – 0.8%
Kenvue, Inc.
20,000 5.050
03/22/28
20,418
Procter & Gamble Co. (The)
50,000 4.100
01/26/26
49,878
8,000 1.900
02/01/27
7,613
77,909
Distributors – 0.2%
PACCAR Financial Corp. , MTN
20,000 4.600
01/31/29
20,117
Electric – 6.8%
Black Hills Corp.
20,000 5.950
03/15/28
20,787
Dominion Energy, Inc. , Series A
17,000 1.450
04/15/26
16,270
DTE Energy Co.
20,000 4.875
06/01/28
20,119
Duke Energy Corp.
16,000 2.650
09/01/26
15,482
40,000 4.300
03/15/28
39,638
Edison International
14,000 4.125
03/15/28
13,727
( US 5 Year CMT T-Note +
3.864% )
10,000 8.125
06/15/53
(a)
10,511
Exelon Corp.
11,000 3.400
04/15/26
10,820
30,000 5.150
03/15/28
30,439
FirstEnergy Corp. , Series B
20,000 3.900
07/15/27
19,583
National Rural Utilities Cooperative Finance Corp. , GMTN
30,000 4.850
02/07/29
30,292
NextEra Energy Capital Holdings, Inc.
40,000 4.900
02/28/28
40,327
NiSource, Inc.
25,000 5.200
07/01/29
25,469
NSTAR Electric Co.
50,000 2.700
06/01/26
48,537
Pacific Gas and Electric Co.
28,000 3.300
03/15/27
27,060
20,000 5.450
06/15/27
20,278
Public Service Electric and Gas Co. , MTN
30,000 3.650
09/01/28
29,125
San Diego Gas & Electric Co.
40,000 6.000
06/01/26
40,734
Sempra
( US 5 Year CMT T-Note +
2.868% )
10,000 4.125
04/01/52
(a)
9,541
Southern California Edison Co.
15,000 5.850
11/01/27
15,497

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE 1-5 YEAR BOND
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Electric – (continued)
Southern California Edison Co. – (continued)
$ 31,000 5.150%
06/01/29
$ 31,584
Southern Co. (The)
16,000 3.250
07/01/26
15,679
Southern Power Co.
50,000 0.900
01/15/26
47,948
Southwestern Electric Power Co. , Series M
30,000 4.100
09/15/28
29,337
Virginia Electric and Power Co. , Series A
37,000 2.875
07/15/29
34,388
643,172
Electrical – 0.2%
Hubbell, Inc.
22,000 3.500
02/15/28
21,170
Energy – 5.2%
Baker Hughes Holdings LLC / Baker Hughes Co.-Obligor, Inc.
15,000 3.337
12/15/27
14,454
Boardwalk Pipelines LP
40,000 4.450
07/15/27
39,654
BP Capital Markets America, Inc.
60,000 4.699
04/10/29
60,223
Chevron Corp.
35,000 1.995
05/11/27
33,159
Energy Transfer LP
40,000 4.750
01/15/26
39,957
40,000 5.550
02/15/28
41,005
Enterprise Products Operating LLC
40,000 3.125
07/31/29
37,612
Exxon Mobil Corp.
24,000 3.043
03/01/26
23,596
13,000 2.275
08/16/26
12,555
Hercules Capital, Inc.
20,000 3.375
01/20/27
19,052
Kinder Morgan, Inc.
20,000 5.000
02/01/29
20,140
MPLX LP
12,000 1.750
03/01/26
11,558
Occidental Petroleum Corp.
20,000 6.375
09/01/28
20,875
ONEOK, Inc.
24,000 5.000
03/01/26
24,050
Sabine Pass Liquefaction LLC
31,000 5.000
03/15/27
31,217
Targa Resources Corp.
20,000 6.150
03/01/29
21,037
Targa Resources Partners LP / Targa Resources Partners Finance
Corp.
40,000 6.500
07/15/27
40,516
490,660
Financial Company – 3.4%
Air Lease Corp.
37,000 3.625
04/01/27
36,175
20,000 3.625
12/01/27
19,363
Air Lease Corp. , GMTN
40,000 3.750
06/01/26
39,396
Ally Financial, Inc.
15,000 7.100
11/15/27
15,867
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Financial Company – (continued)
Ares Capital Corp.
$ 17,000 2.875%
06/15/27
$ 16,126
13,000 5.950
07/15/29
13,183
Bain Capital Specialty Finance, Inc.
20,000 2.950
03/10/26
19,363
20,000 2.550
10/13/26
18,990
BGC Group, Inc.
40,000 4.375
12/15/25
39,613
Blackstone Private Credit Fund
20,000 4.000
01/15/29
19,029
Blue Owl Credit Income Corp.
11,000 7.750
01/15/29
11,714
FS KKR Capital Corp.
16,000 3.250
07/15/27
15,157
GATX Corp.
50,000 3.850
03/30/27
48,911
Golub Capital BDC, Inc.
10,000 6.000
07/15/29
10,052
322,939
Food and Beverage – 2.1%
Coca-Cola Co. (The)
50,000 1.500
03/05/28
45,853
Coca-Cola Consolidated, Inc.
40,000 5.250
06/01/29
40,948
Keurig Dr Pepper, Inc.
30,000 3.950
04/15/29
29,128
McCormick & Co., Inc.
16,000 0.900
02/15/26
15,294
PepsiCo, Inc.
11,000 2.850
02/24/26
10,796
40,000 2.625
07/29/29
37,074
The Campbell's Company
20,000 4.150
03/15/28
19,672
198,765
Healthcare – 2.8%
Cigna Group (The)
50,000 1.250
03/15/26
47,889
CVS Health Corp.
13,000 3.000
08/15/26
12,606
50,000 4.300
03/25/28
49,028
Evernorth Health, Inc.
40,000 4.500
02/25/26
39,874
HCA, Inc.
16,000 4.500
02/15/27
15,915
40,000 5.875
02/01/29
41,225
UnitedHealth Group, Inc.
16,000 3.375
04/15/27
15,653
40,000 5.250
02/15/28
40,955
263,145
Insurance – 2.0%
Berkshire Hathaway Finance Corp.
40,000 2.300
03/15/27
38,336
Horace Mann Educators Corp.
30,000 7.250
09/15/28
32,232
Lincoln National Corp.
30,000 3.800
03/01/28
29,151
Loews Corp.
50,000 3.750
04/01/26
49,399

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE 1-5 YEAR BOND
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Insurance – (continued)
Prudential Financial, Inc.
( 3M USD LIBOR + 2.665% )
$ 20,000 5.700%
09/15/48
(a)
$ 20,150
Radian Group, Inc.
20,000 4.875
03/15/27
19,940
189,208
Lodging – 0.1%
Las Vegas Sands Corp.
10,000 3.500
08/18/26
9,735
Media Non Cable – 0.6%
Netflix, Inc.
16,000 4.375
11/15/26
16,045
10,000 6.375
05/15/29
10,713
Warnermedia Holdings, Inc.
30,000 4.054
03/15/29
28,306
55,064
Mining – 0.1%
Freeport-McMoRan, Inc.
10,000 4.125
03/01/28
9,780
Pharmaceuticals – 0.2%
Viatris, Inc.
16,000 2.300
06/22/27
15,031
Publishing – 0.2%
S&P Global, Inc.
20,000 2.700
03/01/29
18,603
REITs and Real Estate – 2.6%
AvalonBay Communities, Inc. , MTN
20,000 3.200
01/15/28
19,225
Boston Properties LP
20,000 4.500
12/01/28
19,558
10,000 3.400
06/21/29
9,273
Brixmor Operating Partnership LP
20,000 3.900
03/15/27
19,595
Digital Realty Trust LP
30,000 3.600
07/01/29
28,631
EPR Properties
8,000 4.500
06/01/27
7,886
Equinix, Inc.
23,000 1.800
07/15/27
21,401
GLP Capital LP / GLP Financing II, Inc.
9,000 5.375
04/15/26
8,996
Realty Income Corp.
40,000 3.250
06/15/29
37,640
Simon Property Group LP
16,000 3.300
01/15/26
15,776
10,000 2.450
09/13/29
9,070
Ventas Realty LP
20,000 4.400
01/15/29
19,691
Welltower OP LLC
30,000 4.125
03/15/29
29,320
246,062
Revenue – 0.1%
SSM Health Care Corp.
10,000 4.894
06/01/28
10,049
Software – 0.9%
Oracle Corp.
35,000 1.650
03/25/26
33,665
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Software – (continued)
Oracle Corp. – (continued)
$ 50,000 3.250%
11/15/27
$ 48,345
82,010
Technology – 5.8%
Apple, Inc.
32,000 3.350
02/09/27
31,382
50,000 4.000
05/10/28
49,726
41,000 2.200
09/11/29
37,367
Broadcom Corp. / Broadcom Cayman Finance Ltd.
17,000 3.875
01/15/27
16,756
Broadcom, Inc.
30,000 4.750
04/15/29
29,994
25,000 5.050
07/12/29
25,251
Cisco Systems, Inc.
35,000 4.800
02/26/27
35,341
Dell International LLC / EMC Corp.
35,000 5.250
02/01/28
35,679
25,000 5.300
10/01/29
25,548
Fiserv, Inc.
24,000 3.200
07/01/26
23,439
20,000 3.500
07/01/29
18,967
Hewlett Packard Enterprise Co.
25,000 4.550
10/15/29
24,800
Intel Corp.
40,000 4.875
02/10/28
40,069
International Business Machines Corp.
46,000 6.220
08/01/27
47,919
Intuit, Inc.
16,000 1.350
07/15/27
14,779
Jabil, Inc.
40,000 4.250
05/15/27
39,500
Keysight Technologies, Inc.
8,000 4.600
04/06/27
7,979
Microsoft Corp.
31,000 3.300
02/06/27
30,413
TD SYNNEX Corp.
10,000 2.375
08/09/28
9,162
544,071
Transportation – 1.1%
CSX Corp.
17,000 3.250
06/01/27
16,504
Ryder System, Inc. , MTN
5,000 1.750
09/01/26
4,745
8,000 2.900
12/01/26
7,714
20,000 5.650
03/01/28
20,599
Union Pacific Railroad Co. Pass-Through Trust , Series 14-1
32,800 3.227
05/14/26
32,005
United Airlines, Inc. Pass-Through Trust , Series 2013-1, Class A
14,095 4.300
08/15/25
13,978
United Airlines, Inc. Pass-Through Trust , Series 2020-1, Class A
9,554 5.875
10/15/27
9,783
105,328
Water – 0.2%
American Water Capital Corp.
20,000 3.750
09/01/28
19,397
Wireless – 3.4%
American Tower Corp.
13,000 3.375
10/15/26
12,685

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE 1-5 YEAR BOND
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Wireless – (continued)
American Tower Corp. – (continued)
$ 40,000 5.500%
03/15/28
$ 40,922
AT&T, Inc.
21,000 1.700
03/25/26
20,216
10,000 1.650
02/01/28
9,135
20,000 4.350
03/01/29
19,782
Crown Castle, Inc.
35,000 5.000
01/11/28
35,253
Sprint LLC
30,000 7.625
03/01/26
30,769
T-Mobile USA, Inc.
16,000 3.750
04/15/27
15,694
70,000 2.050
02/15/28
64,731
Verizon Communications, Inc.
25,000 2.100
03/22/28
23,065
50,000 4.329
09/21/28
49,559
321,811
TOTAL CORPORATE OBLIGATIONS
(Cost $7,884,662)
7,943,949
a
Foreign Corporate Debt – 13.9%
Banks – 10.3%
Bank of Montreal ( Canada )
30,000 5.203
02/01/28
30,526
25,000 5.717
09/25/28
25,932
Bank of Nova Scotia (The) ( Canada )
17,000 1.050
03/02/26
16,276
17,000 2.700
08/03/26
16,494
50,000 2.951
03/11/27
48,288
Canadian Imperial Bank of Commerce ( Canada )
40,000 5.001
04/28/28
40,398
Deutsche Bank AG ( Germany )
150,000 5.414
05/10/29
152,971
HSBC Holdings PLC ( United Kingdom )
( SOFR + 1.970% )
200,000 6.161
03/09/29
(a)
207,173
Mitsubishi UFJ Financial Group, Inc. ( Japan )
20,000 3.287
07/25/27
19,415
60,000 3.741
03/07/29
58,193
Royal Bank of Canada ( Canada )
31,000 3.625
05/04/27
30,421
Royal Bank of Canada , GMTN ( Canada )
40,000 1.150
07/14/26
37,945
20,000 4.240
08/03/27
19,894
Sumitomo Mitsui Financial Group, Inc. ( Japan )
20,000 3.446
01/11/27
19,552
30,000 3.352
10/18/27
29,005
50,000 3.544
01/17/28
48,389
20,000 3.944
07/19/28
19,580
Toronto-Dominion Bank (The) , MTN ( Canada )
100,000 1.200
06/03/26
95,087
Westpac Banking Corp. ( Australia )
30,000 5.050
04/16/29
30,685
Westpac Banking Corp. , GMTN ( Australia )
( USD 5 Year Swap + 2.236% )
30,000 4.322
11/23/31
(a)
29,570
975,794
Principal
Amount Interest Rate Maturity Date Value
a
Foreign Corporate Debt – (continued)
Brokerage – 0.5%
Brookfield Finance, Inc. ( Canada )
$ 50,000 3.900%
01/25/28
$ 48,962
Consumer Cyclical – 0.3%
Toyota Motor Corp. ( Japan )
28,000 1.339
03/25/26
26,872
Consumer Noncyclical – 0.4%
BAT International Finance PLC ( United Kingdom )
35,000 5.931
02/02/29
36,455
Energy – 0.3%
Enbridge, Inc. ( Canada )
( 3M U.S. T-Bill MMY +
3.903% )
16,000 6.250
03/01/78
(a)
15,800
Transcanada Trust ( Canada )
( 3M USD LIBOR + 3.208% )
10,000 5.300
03/15/77
(a)
9,769
25,569
Financial Company – 0.3%
ORIX Corp. ( Japan )
30,000 5.000
09/13/27
30,185
Food and Beverage – 0.6%
Anheuser-Busch InBev Worldwide, Inc. ( Belgium )
50,000 4.750
01/23/29
50,509
Forest Products & Paper – 0.2%
Suzano Austria GmbH ( Brazil )
17,000 2.500
09/15/28
15,394
Insurance – 0.6%
Manulife Financial Corp. ( Canada )
60,000 2.484
05/19/27
57,087
Technology – 0.4%
NXP BV / NXP Funding LLC / NXP USA, Inc. ( China )
40,000 3.875
06/18/26
39,541
TOTAL FOREIGN CORPORATE DEBT
(Cost $1,290,557)
1,306,368
Shares
Dividend
Rate Value
aa a
Investment Company – 0.2%
(b)
Goldman Sachs Financial Square Government Fund - Institutional
Shares
23,365 4.541% 23,365
(Cost $23,365)
TOTAL INVESTMENTS – 98.2%
(Cost $9,198,584)
$ 9,273,682
OTHER ASSETS IN EXCESS OF LIABILITIES
– 1.8%
168,892
NET ASSETS – 100.0%
$ 9,442,574
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)
Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on November 30, 2024.
(b)
Represents an affiliated issuer.

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE 1-5 YEAR BOND
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Investment Abbreviations:
CMT — Constant Maturity Treasury Index
GMTN — Global Medium Term Note
LIBOR — London Interbank Offered Rate
LP — Limited Partnership
MMY — Money Market Yield
MTN — Medium Term Note
PLC — Public Limited Company
REIT — Real Estate Investment Trust
SOFR — Secured Overnight Financing Rate
T-Bill — Treasury Bill

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF
Schedule of Investments
November 30, 2024 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – 81.9%
Aerospace & Defense – 1.5%
General Dynamics Corp.
$ 600,000 3.500%
04/01/27
$ 588,023
400,000 3.750
05/15/28
391,010
250,000 4.250
04/01/40
227,159
384,000 4.250
04/01/50
334,733
L3Harris Technologies, Inc.
770,000 4.400
06/15/28
761,864
Lockheed Martin Corp.
250,000 5.100
11/15/27
254,804
620,000 5.250
01/15/33
640,675
1,000,000 4.750
02/15/34
993,130
193,000 4.070
12/15/42
168,062
260,000 3.800
03/01/45
213,861
100,000 4.700
05/15/46
93,338
200,000 2.800
06/15/50
131,699
168,000 4.090
09/15/52
139,877
220,000 4.150
06/15/53
184,605
200,000 5.700
11/15/54
213,991
148,000 5.900
11/15/63
162,575
Northrop Grumman Corp.
1,420,000 4.030
10/15/47
1,170,025
300,000 5.250
05/01/50
293,302
400,000 5.200
06/01/54
390,917
RTX Corp.
330,000 5.750
11/08/26
336,853
1,424,000 6.000
03/15/31
1,516,769
1,000,000 6.100
03/15/34
1,073,586
520,000 4.500
06/01/42
470,224
856,000 4.150
05/15/45
719,871
400,000 3.750
11/01/46
315,295
540,000 4.625
11/16/48
484,506
490,000 2.820
09/01/51
312,170
12,582,924
Agriculture – 0.5%
Archer-Daniels-Midland Co.
562,000 3.250
03/27/30
523,991
448,000 2.900
03/01/32
396,128
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co. Sarl
250,000 2.500
01/15/27
237,824
100,000 3.000
05/15/32
85,128
146,000 5.750
04/01/33
148,630
700,000 6.750
03/15/34
767,411
960,000 4.375
02/02/52
756,956
530,000 6.500
12/01/52
562,173
350,000 7.250
11/15/53
410,816
3,889,057
Banks – 20.8%
American Express Co.
649,000 4.200
11/06/25
646,863
660,000 4.900
02/13/26
661,896
470,000 3.125
05/20/26
460,751
250,000 1.650
11/04/26
236,464
300,000 3.300
05/03/27
291,426
200,000 5.850
11/05/27
207,244
600,000 4.050
05/03/29
589,470
200,000 4.050
12/03/42
175,668
( SOFR + 0.970% )
200,000 5.389
07/28/27
(a)
202,046
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Banks – (continued)
( SOFRINDX + 1.280% )
$ 1,000,000 5.282%
07/27/29
(a)
$ 1,017,110
( SOFR + 1.940% )
250,000 6.489
10/30/31
(a)
270,870
( SOFR + 2.255% )
192,000 4.989
05/26/33
(a)
191,292
Bank of America Corp.
( SOFR + 0.960% )
1,739,000 1.734
07/22/27
(a)
1,657,389
( SOFR + 1.340% )
590,000 5.933
09/15/27
(a)
602,047
( 3M U.S. T-Bill MMY +
1.774 )
485,000 3.705
04/24/28
(a)
474,051
( SOFR + 1.990% )
484,000 6.204
11/10/28
(a)
505,074
( 3M U.S. T-Bill MMY +
1.302 )
1,148,000 3.419
12/20/28
(a)
1,102,814
( SOFR + 1.570% )
290,000 5.819
09/15/29
(a)
300,548
( SOFR + 2.150% )
519,000 2.592
04/29/31
(a)
461,921
( SOFR + 1.320% )
1,170,000 2.687
04/22/32
(a)
1,023,305
( SOFR + 1.220% )
882,000 2.299
07/21/32
(a)
749,946
( SOFR + 1.210% )
700,000 2.572
10/20/32
(a)
600,987
( SOFR + 1.910% )
1,410,000 5.288
04/25/34
(a)
1,430,601
( SOFR + 1.840% )
2,120,000 5.872
09/15/34
(a)
2,233,362
( US 5 Year CMT T-Note +
1.200% )
334,000 2.482
09/21/36
(a)
277,759
860,000 6.110
01/29/37
918,650
370,000 7.750
05/14/38
448,907
( US 5 Year CMT T-Note +
2.000% )
100,000 3.846
03/08/37
(a)
90,375
( 3M U.S. T-Bill MMY +
2.076 )
418,000 4.244
04/24/38
(a)
383,247
( SOFR + 1.580% )
551,000 3.311
04/22/42
(a)
431,021
( 3M U.S. T-Bill MMY +
1.452 )
190,000 3.946
01/23/49
(a)
155,816
Bank of America Corp. , GMTN
170,000 3.500
04/19/26
167,061
( 3M U.S. T-Bill MMY +
1.632% )
1,148,000 3.593
07/21/28
(a)
1,114,145
Bank of America Corp. , MTN
101,000 4.450
03/03/26
100,311
423,000 4.250
10/22/26
418,942
262,000 3.248
10/21/27
253,210
96,000 5.875
02/07/42
103,711

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Banks – (continued)
Bank of America Corp., MTN – (continued)
$ 144,000 5.000%
01/21/44
$ 140,676
( 3M U.S. T-Bill MMY +
1.322% )
710,000 3.559
04/23/27
(a)
697,801
( 3M U.S. T-Bill MMY +
1.837 )
628,000 3.824
01/20/28
(a)
616,163
( SOFR + 1.050% )
490,000 2.551
02/04/28
(a)
468,126
( SOFR + 2.040% )
1,326,000 4.948
07/22/28
(a)
1,331,974
( 3M U.S. T-Bill MMY +
1.332 )
150,000 3.970
03/05/29
(a)
146,264
( SOFR + 1.060% )
680,000 2.087
06/14/29
(a)
621,289
( 3M U.S. T-Bill MMY +
1.572% )
1,445,000 4.271
07/23/29
(a)
1,420,252
( 3M U.S. T-Bill MMY +
1.472 )
644,000 3.974
02/07/30
(a)
622,309
( 3M U.S. T-Bill MMY +
1.442 )
420,000 3.194
07/23/30
(a)
391,598
( 3M U.S. T-Bill MMY +
1.452 )
281,000 2.884
10/22/30
(a)
257,102
( 3M U.S. T-Bill MMY +
1.252 )
525,000 2.496
02/13/31
(a)
468,240
( SOFR + 1.530% )
930,000 1.898
07/23/31
(a)
793,547
( SOFR + 1.370% )
1,190,000 1.922
10/24/31
(a)
1,005,120
( SOFR + 1.330% )
622,000 2.972
02/04/33
(a)
545,610
( 3M U.S. T-Bill MMY +
1.582 )
208,000 4.078
04/23/40
(a)
184,576
( SOFR + 1.930% )
1,094,000 2.676
06/19/41
(a)
791,535
( 3M U.S. T-Bill MMY +
2.252 )
354,000 4.443
01/20/48
(a)
313,560
( 3M U.S. T-Bill MMY +
1.782 )
477,000 4.330
03/15/50
(a)
414,809
( 3M U.S. T-Bill MMY +
3.412 )
2,826,000 4.083
03/20/51
(a)
2,346,395
Bank of America Corp. , Series L
421,000 4.183
11/25/27
414,452
Bank of America Corp. , Series N
( SOFR + 1.220% )
500,000 2.651
03/11/32
(a)
438,284
Bank of America NA
250,000 5.526
08/18/26
254,165
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Banks – (continued)
Bank of America NA – (continued)
$ 500,000 6.000%
10/15/36
$ 535,184
Bank of New York Mellon Corp. (The) , MTN
50,000 2.800
05/04/26
48,875
1,000,000 2.050
01/26/27
951,903
290,000 3.250
05/16/27
281,937
636,000 3.400
01/29/28
616,586
372,000 3.850
04/28/28
365,354
144,000 3.300
08/23/29
135,260
( 3M U.S. T-Bill MMY +
1.331% )
1,087,000 3.442
02/07/28
(a)
1,054,460
( SOFR + 1.845% )
810,000 6.474
10/25/34
(a)
892,375
Capital One Financial Corp.
402,000 3.750
03/09/27
392,391
300,000 3.650
05/11/27
292,750
434,000 3.800
01/31/28
420,464
( SOFR + 0.855% )
200,000 1.878
11/02/27
(a)
189,358
( SOFR + 2.057% )
226,000 4.927
05/10/28
(a)
226,581
( SOFR + 2.080% )
200,000 5.468
02/01/29
(a)
202,953
( SOFR + 2.640% )
1,000,000 6.312
06/08/29
(a)
1,037,538
( SOFR + 1.337% )
180,000 2.359
07/29/32
(a)
147,898
( SOFR + 2.370% )
1,068,000 5.268
05/10/33
(a)
1,067,699
( SOFR + 2.600% )
1,000,000 5.817
02/01/34
(a)
1,031,018
( SOFR + 2.860% )
500,000 6.377
06/08/34
(a)
530,441
Charles Schwab Corp. (The)
1,610,000 0.900
03/11/26
1,533,307
2,000,000 1.150
05/13/26
1,902,469
750,000 5.875
08/24/26
763,790
Citibank NA
250,000 5.803
09/29/28
260,365
2,000,000 5.570
04/30/34
2,084,191
Citigroup, Inc.
750,000 3.700
01/12/26
741,623
750,000 3.400
05/01/26
734,562
700,000 4.125
07/25/28
684,362
1,080,000 5.300
05/06/44
1,060,271
600,000 4.650
07/30/45
547,545
100,000 4.750
05/18/46
90,763
( SOFR + 0.765% )
1,500,000 1.122
01/28/27
(a)
1,439,355
( SOFR + 0.770% )
100,000 1.462
06/09/27
(a)
95,273
( 3M U.S. T-Bill MMY +
1.454 )
1,150,000 4.075
04/23/29
(a)
1,117,594
( SOFR + 1.364% )
500,000 5.174
02/13/30
(a)
504,884

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Banks – (continued)
( 3M U.S. T-Bill MMY +
1.600% )
$ 740,000 3.980%
03/20/30
(a)
$ 713,730
( SOFR + 1.422% )
100,000 2.976
11/05/30
(a)
91,428
( SOFR + 2.107% )
200,000 2.572
06/03/31
(a)
177,146
( SOFR + 1.177% )
100,000 2.520
11/03/32
(a)
85,330
( SOFR + 1.939% )
1,700,000 3.785
03/17/33
(a)
1,564,856
( SOFR + 2.086% )
700,000 4.910
05/24/33
(a)
692,264
( SOFR + 2.338% )
500,000 6.270
11/17/33
(a)
536,582
( SOFR + 2.661% )
1,250,000 6.174
05/25/34
(a)
1,308,006
( SOFR + 2.056% )
500,000 5.827
02/13/35
(a)
509,657
( SOFR + 1.447% )
1,500,000 5.449
06/11/35
(a)
1,532,461
( 3M U.S. T-Bill MMY + 1.43 )
100,000 3.878
01/24/39
(a)
86,596
( SOFR + 4.548% )
840,000 5.316
03/26/41
(a)
838,554
( SOFR + 1.379% )
450,000 2.904
11/03/42
(a)
331,189
Citizens Bank NA
( SOFR + 2.000% )
655,000 4.575
08/09/28
(a)
651,379
Citizens Financial Group, Inc.
92,000 3.250
04/30/30
84,265
Discover Financial Services
100,000 4.100
02/09/27
98,827
1,640,000 6.700
11/29/32
1,789,508
Fifth Third Bancorp
456,000 2.550
05/05/27
433,211
190,000 8.250
03/01/38
232,177
( SOFRINDX + 2.192% )
300,000 6.361
10/27/28
(a)
311,825
( SOFRINDX + 2.127% )
1,100,000 4.772
07/28/30
(a)
1,091,066
Fifth Third Bank NA
560,000 3.850
03/15/26
551,302
Huntington Bancshares, Inc.
( SOFR + 2.020% )
490,000 6.208
08/21/29
(a)
510,958
100,000 2.550
02/04/30
88,703
JPMorgan Chase & Co.
350,000 3.300
04/01/26
344,606
290,000 3.200
06/15/26
284,413
290,000 4.125
12/15/26
286,749
163,000 4.250
10/01/27
162,193
184,000 3.625
12/01/27
179,019
513,000 6.400
05/15/38
580,816
147,000 5.500
10/15/40
152,145
226,000 5.600
07/15/41
236,451
328,000 5.400
01/06/42
335,350
170,000 5.625
08/16/43
177,388
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Banks – (continued)
JPMorgan Chase & Co. – (continued)
$ 701,000 4.850%
02/01/44
$ 675,032
494,000 4.950
06/01/45
470,075
( SOFR + 0.800% )
800,000 1.045
11/19/26
(a)
772,756
( 3M U.S. T-Bill MMY +
1.507 )
640,000 3.960
01/29/27
(a)
634,409
( SOFR + 0.885% )
600,000 1.578
04/22/27
(a)
574,492
( 3M U.S. T-Bill MMY +
1.599 )
653,000 3.782
02/01/28
(a)
640,296
( SOFR + 1.170% )
655,000 2.947
02/24/28
(a)
630,139
( SOFR + 0.930% )
120,000 5.571
04/22/28
(a)
122,302
( SOFR + 1.560% )
950,000 4.323
04/26/28
(a)
941,562
( 3M U.S. T-Bill MMY +
1.642 )
1,064,000 3.540
05/01/28
(a)
1,035,241
622,000 3.964
11/15/48
(a)
511,252
( SOFR + 1.890% )
1,002,000 2.182
06/01/28
(a)
942,426
( SOFR + 1.990% )
477,000 4.851
07/25/28
(a)
478,356
( 3M U.S. T-Bill MMY +
1.207 )
1,922,000 3.509
01/23/29
(a)
1,855,297
( 3M U.S. T-Bill MMY +
1.382 )
618,000 4.005
04/23/29
(a)
603,294
( SOFR + 1.015% )
450,000 2.069
06/01/29
(a)
411,586
( SOFR + 1.570% )
700,000 6.087
10/23/29
(a)
732,970
( 3M U.S. T-Bill MMY +
1.592 )
2,450,000 4.452
12/05/29
(a)
2,419,936
( 3M U.S. T-Bill MMY +
1.422 )
564,000 3.702
05/06/30
(a)
539,582
( SOFR + 1.750% )
1,140,000 4.565
06/14/30
(a)
1,127,088
( 3M U.S. T-Bill MMY + 1.51 )
692,000 2.739
10/15/30
(a)
629,608
360,000 2.525
11/19/41
(a)
255,390
( SOFR + 1.040% )
290,000 4.603
10/22/30
(a)
287,687
( 3M U.S. T-Bill MMY + 3.79 )
400,000 4.493
03/24/31
(a)
394,251
( SOFR + 2.040% )
1,130,000 2.522
04/22/31
(a)
1,006,650
( 3M U.S. T-Bill MMY +
2.515 )
2,748,000 2.956
05/13/31
(a)
2,485,705

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Banks – (continued)
( 3M U.S. T-Bill MMY +
1.105 )
$ 80,000 1.764%
11/19/31
(a)
$ 67,386
( SOFR + 1.065% )
1,052,000 1.953
02/04/32
(a)
888,054
( 3M U.S. T-Bill MMY + 1.25 )
1,104,000 2.580
04/22/32
(a)
964,678
( SOFR + 1.180% )
1,067,000 2.545
11/08/32
(a)
916,250
( SOFR + 1.260% )
600,000 2.963
01/25/33
(a)
528,194
( SOFR + 1.800% )
500,000 4.586
04/26/33
(a)
487,732
( SOFR + 1.845% )
1,000,000 5.350
06/01/34
(a)
1,019,761
( SOFR + 1.810% )
680,000 6.254
10/23/34
(a)
733,876
( SOFR + 1.460% )
2,630,000 5.294
07/22/35
(a)
2,668,992
100,000 3.157
04/22/42
(a)
77,173
( 3M U.S. T-Bill MMY +
1.622 )
485,000 3.882
07/24/38
(a)
428,088
( 3M U.S. T-Bill MMY + 2.46 )
370,000 3.109
04/22/41
(a)
287,398
( 3M U.S. T-Bill MMY +
1.842 )
271,000 4.260
02/22/48
(a)
234,898
( 3M U.S. T-Bill MMY +
1.722 )
268,000 4.032
07/24/48
(a)
223,575
( 3M U.S. T-Bill MMY +
1.482 )
290,000 3.897
01/23/49
(a)
238,072
( SOFR + 2.440% )
368,000 3.109
04/22/51
(a)
260,131
( SOFR + 1.580% )
760,000 3.328
04/22/52
(a)
553,213
JPMorgan Chase Bank NA
250,000 5.110
12/08/26
253,016
KeyBank NA
640,000 4.900
08/08/32
618,837
KeyCorp
( SOFRINDX + 2.420% )
850,000 6.401
03/06/35
(a)
908,079
KeyCorp , MTN
100,000 4.100
04/30/28
97,314
690,000 2.550
10/01/29
619,373
M&T Bank Corp.
( SOFR + 2.800% )
650,000 7.413
10/30/29
(a)
698,900
Manufacturers & Traders Trust Co.
1,610,000 4.700
01/27/28
1,602,393
Morgan Stanley
( SOFR + 1.770% )
450,000 6.138
10/16/26
(a)
455,466
250,000 3.950
04/23/27
245,581
600,000 3.591
07/22/28
(a)
577,762
645,000 3.971
07/22/38
(a)
569,338
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Banks – (continued)
() – (continued)
$ 314,000 6.375%
07/24/42
$ 356,315
360,000 4.300
01/27/45
317,318
( SOFR + 1.610% )
400,000 4.210
04/20/28
(a)
395,563
( SOFR + 1.290% )
3,780,000 2.943
01/21/33
(a)
3,313,843
( SOFR + 1.730% )
1,000,000 5.466
01/18/35
(a)
1,020,186
( SOFR + 1.360% )
533,000 2.484
09/16/36
(a)
442,219
( SOFR + 2.620% )
1,715,000 5.297
04/20/37
(a)
1,698,304
( US 5 Year CMT T-Note +
2.430% )
100,000 5.948
01/19/38
(a)
102,607
( 3M U.S. T-Bill MMY +
1.693 )
1,150,000 4.457
04/22/39
(a)
1,070,753
( SOFR + 1.485% )
268,000 3.217
04/22/42
(a)
208,814
Morgan Stanley , GMTN
340,000 3.875
01/27/26
337,119
140,000 4.350
09/08/26
139,013
( 3M U.S. T-Bill MMY +
1.402 )
410,000 3.772
01/24/29
(a)
398,354
( SOFR + 1.143% )
650,000 2.699
01/22/31
(a)
585,367
( SOFR + 4.840% )
50,000 5.597
03/24/51
(a)
52,669
Morgan Stanley , MTN
( SOFR + 1.590% )
1,120,000 5.164
04/20/29
(a)
1,131,733
( SOFR + 1.034% )
2,280,000 1.794
02/13/32
(a)
1,899,503
( SOFR + 1.870% )
200,000 5.250
04/21/34
(a)
201,254
( SOFR + 1.880% )
1,700,000 5.424
07/21/34
(a)
1,735,132
815,000 4.375
01/22/47
722,132
( SOFR + 1.430% )
1,920,000 2.802
01/25/52
(a)
1,269,040
Morgan Stanley Bank NA
250,000 4.754
04/21/26
250,479
250,000 5.882
10/30/26
255,829
Northern Trust Corp.
1,000,000 3.950
10/30/25
995,143
1,750,000 1.950
05/01/30
1,518,275
PNC Bank NA
1,580,000 4.050
07/26/28
1,541,891
500,000 2.700
10/22/29
450,287
PNC Financial Services Group, Inc. (The)
1,150,000 2.600
07/23/26
1,114,673
390,000 3.150
05/19/27
377,096
1,320,000 3.450
04/23/29
1,259,806
( SOFRINDX + 1.085% )
100,000 4.758
01/26/27
(a)
99,951

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Banks – (continued)
( SOFR + 1.841% )
$ 1,300,000 5.582%
06/12/29
(a)
$ 1,332,908
( SOFR + 1.198% )
850,000 5.492
05/14/30
(a)
871,836
( SOFRINDX + 2.140% )
250,000 6.037
10/28/33
(a)
263,456
( SOFR + 2.284% )
500,000 6.875
10/20/34
(a)
560,008
Santander Holdings USA, Inc.
920,000 3.244
10/05/26
891,892
( SOFR + 1.249% )
444,000 2.490
01/06/28
(a)
422,953
( SOFR + 2.356% )
223,000 6.499
03/09/29
(a)
231,180
State Street Corp.
( SOFR + 1.018% )
300,000 4.530
02/20/29
(a)
299,180
600,000 2.400
01/24/30
540,451
140,000 2.200
03/03/31
121,208
Synchrony Financial
724,000 3.950
12/01/27
695,551
( SOFRINDX + 2.130% )
220,000 5.935
08/02/30
(a)
224,805
Truist Bank
350,000 3.800
10/30/26
343,451
Truist Financial Corp. , MTN
( SOFR + 2.050% )
570,000 6.047
06/08/27
(a)
580,764
( SOFR + 1.368% )
200,000 4.123
06/06/28
(a)
196,773
( SOFR + 1.435% )
1,114,000 4.873
01/26/29
(a)
1,114,777
( SOFR + 1.620% )
1,000,000 5.435
01/24/30
(a)
1,016,956
( SOFR + 2.240% )
1,166,000 4.916
07/28/33
(a)
1,127,530
( SOFR + 1.922% )
330,000 5.711
01/24/35
(a)
340,224
U.S. Bancorp
( SOFR + 1.880% )
490,000 6.787
10/26/27
(a)
506,715
( SOFR + 2.090% )
1,350,000 5.850
10/21/33
(a)
1,414,634
( US 5 Year CMT T-Note +
0.950% )
300,000 2.491
11/03/36
(a)
247,763
U.S. Bancorp , MTN
386,000 3.100
04/27/26
378,005
755,000 3.900
04/26/28
736,985
1,337,000 3.000
07/30/29
1,236,435
300,000 1.375
07/22/30
251,357
( SOFR + 0.730% )
300,000 2.215
01/27/28
(a)
284,694
( SOFR + 1.660% )
390,000 4.548
07/22/28
(a)
388,435
( SOFR + 1.020% )
950,000 2.677
01/27/33
(a)
817,791
U.S. Bancorp , Series V
100,000 2.375
07/22/26
96,681
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Banks – (continued)
U.S. Bancorp , Series X
$ 535,000 3.150%
04/27/27
$ 518,899
Wachovia Corp.
250,000 5.500
08/01/35
254,745
Wells Fargo & Co.
815,000 3.000
04/22/26
794,257
1,234,000 3.000
10/23/26
1,197,422
550,000 5.375
11/02/43
537,326
899,000 3.900
05/01/45
742,990
( SOFR + 2.060% )
1,345,000 6.491
10/23/34
(a)
1,464,774
( SOFR + 2.530% )
1,119,000 3.068
04/30/41
(a)
853,963
Wells Fargo & Co. , GMTN
314,000 4.300
07/22/27
311,219
404,000 4.900
11/17/45
367,308
Wells Fargo & Co. , MTN
226,000 4.100
06/03/26
223,743
2,490,000 4.150
01/24/29
2,438,253
293,000 4.400
06/14/46
248,060
400,000 4.750
12/07/46
354,768
( 3M U.S. T-Bill MMY +
1.432% )
320,000 3.196
06/17/27
(a)
312,295
( SOFR + 1.510% )
50,000 3.526
03/24/28
(a)
48,650
( SOFR + 1.070% )
550,000 5.707
04/22/28
(a)
561,252
( 3M U.S. T-Bill MMY +
1.572% )
168,000 3.584
05/22/28
(a)
163,271
( SOFR + 2.100% )
955,000 2.393
06/02/28
(a)
901,412
900,000 4.897
07/25/33
(a)
889,189
( SOFR + 1.980% )
500,000 4.808
07/25/28
(a)
500,640
( SOFR + 1.740% )
1,625,000 5.574
07/25/29
(a)
1,665,328
( 3M U.S. T-Bill MMY +
1.432 )
976,000 2.879
10/30/30
(a)
891,533
( 3M U.S. T-Bill MMY +
1.262 )
900,000 2.572
02/11/31
(a)
804,701
( 3M U.S. T-Bill MMY +
4.032 )
200,000 4.478
04/04/31
(a)
196,101
( SOFR + 1.500% )
750,000 3.350
03/02/33
(a)
672,881
( SOFR + 1.990% )
1,215,000 5.557
07/25/34
(a)
1,248,253
( 3M U.S. T-Bill MMY +
4.502 )
1,192,000 5.013
04/04/51
(a)
1,134,096
( SOFR + 2.130% )
830,000 4.611
04/25/53
(a)
749,383
Wells Fargo Bank NA
490,000 5.450
08/07/26
497,105
280,000 5.850
02/01/37
293,079

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Banks – (continued)
Wells Fargo Bank NA – (continued)
$ 690,000 6.600%
01/15/38
$ 774,632
180,480,182
Basic Industry – 0.8%
Air Products and Chemicals, Inc.
154,000 2.700
05/15/40
114,948
Celanese  U.S. Holdings LLC
200,000 6.165
07/15/27
204,257
600,000 6.600
11/15/28
620,993
100,000 6.800
11/15/30
104,985
500,000 6.950
11/15/33
533,686
Dow Chemical Co. (The)
568,000 7.375
11/01/29
629,940
200,000 4.375
11/15/42
171,282
390,000 5.550
11/30/48
383,715
200,000 3.600
11/15/50
145,010
DuPont de Nemours, Inc.
370,000 5.319
11/15/38
383,682
150,000 5.419
11/15/48
158,258
LYB International Finance BV
970,000 5.250
07/15/43
922,043
617,000 4.875
03/15/44
556,363
LYB International Finance III LLC
240,000 4.200
10/15/49
190,561
263,000 4.200
05/01/50
208,002
90,000 3.625
04/01/51
64,733
LyondellBasell Industries NV
200,000 4.625
02/26/55
166,915
Sherwin-Williams Co. (The)
288,000 3.450
06/01/27
280,351
1,000,000 2.950
08/15/29
925,433
300,000 4.500
06/01/47
264,375
Weyerhaeuser Co.
92,000 4.000
11/15/29
88,663
100,000 4.000
04/15/30
96,151
7,214,346
Broadcasting – 0.2%
Fox Corp.
1,500,000 6.500
10/13/33
1,613,230
Brokerage – 0.4%
Blackrock, Inc.
580,000 3.250
04/30/29
552,014
210,000 2.400
04/30/30
188,111
200,000 1.900
01/28/31
171,356
150,000 2.100
02/25/32
126,526
1,800,000 4.750
05/25/33
1,800,480
Jefferies Financial Group, Inc.
200,000 5.875
07/21/28
205,434
365,000 4.150
01/23/30
352,091
244,000 2.625
10/15/31
209,470
3,605,482
Capital Goods – 2.0%
3M Co.
600,000 3.250
08/26/49
433,595
3M Co. , MTN
200,000 4.000
09/14/48
168,953
Berry Global, Inc.
150,000 5.800
06/15/31
(b)
154,906
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Capital Goods – (continued)
Carrier Global Corp.
$ 1,610,000 2.722%
02/15/30
$ 1,452,210
Caterpillar Financial Services Corp. , MTN
200,000 4.350
05/15/26
199,932
Caterpillar, Inc.
40,000 2.600
04/09/30
36,467
80,000 5.200
05/27/41
81,131
388,000 3.803
08/15/42
328,196
246,000 3.250
09/19/49
180,587
Cummins, Inc.
950,000 5.150
02/20/34
974,970
Deere & Co.
104,000 3.900
06/09/42
90,017
190,000 3.750
04/15/50
154,582
Eaton Corp.
511,000 4.150
03/15/33
492,449
General Electric Co. , MTN
85,000 6.750
03/15/32
94,909
750,000 5.875
01/14/38
795,041
Honeywell International, Inc.
263,000 2.500
11/01/26
254,151
80,000 2.700
08/15/29
74,095
290,000 1.750
09/01/31
242,538
300,000 5.000
02/15/33
305,086
200,000 4.500
01/15/34
195,575
200,000 5.250
03/01/54
198,525
Illinois Tool Works, Inc.
121,000 2.650
11/15/26
117,131
880,000 3.900
09/01/42
750,864
John Deere Capital Corp. , MTN
250,000 0.700
01/15/26
239,780
100,000 4.700
06/10/30
100,839
John Deere Capital Corp. , Series I
540,000 5.150
09/08/33
554,751
Otis Worldwide Corp.
602,000 2.565
02/15/30
539,474
Parker-Hannifin Corp.
250,000 4.250
09/15/27
248,276
660,000 3.250
06/14/29
623,661
200,000 4.500
09/15/29
199,522
Regal Rexnord Corp.
830,000 6.050
02/15/26
836,956
350,000 6.050
04/15/28
360,364
1,140,000 6.400
04/15/33
1,200,434
Republic Services, Inc.
390,000 3.950
05/15/28
381,875
846,000 4.875
04/01/29
854,889
500,000 5.000
04/01/34
501,989
Waste Management, Inc.
1,000,000 4.875
02/15/29
1,014,325
900,000 4.625
02/15/30
900,698
304,000 1.500
03/15/31
252,075
Westinghouse Air Brake Technologies Corp.
316,000 3.450
11/15/26
308,101
306,000 4.700
09/15/28
305,319
17,199,238

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Communications – 3.5%
Charter Communications Operating LLC / Charter
Communications Operating Capital
$ 536,000 6.150%
11/10/26
$ 547,706
241,000 3.750
02/15/28
231,391
616,000 4.200
03/15/28
598,077
174,000 2.250
01/15/29
154,407
772,000 5.050
03/30/29
764,183
314,000 6.100
06/01/29
323,555
227,000 2.800
04/01/31
194,407
160,000 2.300
02/01/32
129,030
268,000 6.550
06/01/34
280,949
1,005,000 6.384
10/23/35
1,031,863
274,000 5.375
04/01/38
252,002
400,000 3.500
06/01/41
286,485
712,000 6.484
10/23/45
699,096
401,000 5.375
05/01/47
343,345
432,000 5.750
04/01/48
386,104
410,000 5.125
07/01/49
336,481
570,000 4.800
03/01/50
450,877
674,000 3.700
04/01/51
445,408
350,000 3.900
06/01/52
237,371
200,000 5.250
04/01/53
169,962
580,000 5.500
04/01/63
485,077
Comcast Corp.
280,000 3.150
02/15/28
268,560
400,000 3.550
05/01/28
387,476
400,000 4.150
10/15/28
394,066
490,000 4.550
01/15/29
490,582
150,000 2.650
02/01/30
135,940
400,000 3.400
04/01/30
376,431
270,000 4.250
10/15/30
263,754
500,000 5.500
11/15/32
522,710
600,000 4.250
01/15/33
573,352
500,000 4.650
02/15/33
494,229
300,000 7.050
03/15/33
342,306
250,000 4.800
05/15/33
248,803
1,000,000 4.200
08/15/34
940,991
820,000 5.650
06/15/35
860,166
400,000 4.400
08/15/35
379,020
540,000 3.900
03/01/38
470,566
250,000 4.600
08/15/45
223,609
340,000 4.000
08/15/47
275,905
400,000 3.969
11/01/47
322,280
200,000 4.000
03/01/48
162,458
400,000 4.700
10/15/48
365,315
500,000 3.999
11/01/49
402,832
400,000 3.450
02/01/50
290,920
800,000 2.800
01/15/51
510,092
800,000 2.887
11/01/51
518,232
400,000 2.450
08/15/52
233,750
210,000 5.350
05/15/53
206,623
750,000 2.937
11/01/56
467,956
436,000 4.950
10/15/58
402,464
472,000 2.650
08/15/62
266,833
750,000 2.987
11/01/63
455,350
Netflix, Inc.
930,000 5.875
11/15/28
974,201
Omnicom Group Inc / Omnicom Capital, Inc.
770,000 3.600
04/15/26
758,979
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Communications – (continued)
Omnicom Group, Inc.
$ 63,000 2.600%
08/01/31
$ 54,683
Time Warner Cable Enterprises LLC
726,000 8.375
07/15/33
834,322
Time Warner Cable LLC
170,000 6.550
05/01/37
168,901
304,000 7.300
07/01/38
320,398
422,000 6.750
06/15/39
426,479
180,000 5.875
11/15/40
166,010
431,000 5.500
09/01/41
378,741
710,000 4.500
09/15/42
553,703
TWDC Enterprises 18 Corp. , GMTN
290,000 4.125
06/01/44
249,172
TWDC Enterprises 18 Corp. , MTN
245,000 1.850
07/30/26
234,593
102,000 2.950
06/15/27
98,355
Walt Disney Co. (The)
557,000 2.200
01/13/28
522,229
110,000 2.000
09/01/29
98,379
422,000 3.800
03/22/30
408,184
960,000 2.650
01/13/31
860,651
300,000 6.200
12/15/34
335,012
75,000 6.400
12/15/35
84,511
400,000 6.650
11/15/37
459,419
250,000 4.625
03/23/40
239,369
836,000 2.750
09/01/49
551,013
270,000 4.700
03/23/50
251,697
200,000 3.600
01/13/51
154,444
383,000 3.800
05/13/60
295,336
30,080,128
Consumer Cyclical – 7.4%
Amazon.com, Inc.
93,000 5.200
12/03/25
93,613
200,000 1.200
06/03/27
185,474
1,380,000 3.150
08/22/27
1,340,219
400,000 4.650
12/01/29
406,599
473,000 1.500
06/03/30
405,356
600,000 3.600
04/13/32
565,205
180,000 4.800
12/05/34
182,966
715,000 3.875
08/22/37
650,103
400,000 2.875
05/12/41
307,454
208,000 4.950
12/05/44
208,274
659,000 4.050
08/22/47
569,630
400,000 2.500
06/03/50
254,741
1,278,000 3.100
05/12/51
912,101
582,000 4.250
08/22/57
506,571
400,000 2.700
06/03/60
243,809
500,000 3.250
05/12/61
347,268
420,000 4.100
04/13/62
349,468
American Honda Finance Corp. , GMTN
200,000 5.800
10/03/25
202,074
250,000 5.125
07/07/28
254,566
200,000 4.900
01/10/34
199,374
American Honda Finance Corp. , MTN
100,000 2.000
03/24/28
92,242
Aptiv PLC / Aptiv Corp.
450,000 3.250
03/01/32
397,538
Booking Holdings, Inc.
100,000 3.600
06/01/26
98,682

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Consumer Cyclical – (continued)
Booking Holdings, Inc. – (continued)
$ 136,000 4.625%
04/13/30
$ 136,145
Costco Wholesale Corp.
232,000 3.000
05/18/27
225,498
555,000 1.375
06/20/27
515,876
100,000 1.600
04/20/30
86,306
876,000 1.750
04/20/32
726,389
Dollar Tree, Inc.
414,000 4.200
05/15/28
404,387
eBay, Inc.
350,000 4.000
07/15/42
288,132
Ford Motor Co.
100,000 4.346
12/08/26
98,766
1,000,000 3.250
02/12/32
851,711
610,000 4.750
01/15/43
509,453
550,000 5.291
12/08/46
495,850
Ford Motor Credit Co. LLC
750,000 3.375
11/13/25
737,131
200,000 6.950
06/10/26
204,984
500,000 4.542
08/01/26
494,241
200,000 4.271
01/09/27
196,225
1,455,000 5.800
03/05/27
1,473,137
350,000 4.125
08/17/27
340,509
500,000 2.900
02/16/28
463,889
400,000 6.800
05/12/28
416,555
1,500,000 6.798
11/07/28
1,574,904
300,000 2.900
02/10/29
271,693
500,000 5.113
05/03/29
491,680
500,000 7.350
03/06/30
537,520
1,000,000 7.122
11/07/33
1,074,094
General Motors Co.
170,000 6.125
10/01/25
171,350
485,000 5.000
10/01/28
488,864
408,000 5.600
10/15/32
420,985
880,000 6.600
04/01/36
950,053
273,000 5.150
04/01/38
258,345
368,000 6.750
04/01/46
401,968
200,000 5.400
04/01/48
185,729
190,000 5.950
04/01/49
189,557
General Motors Financial Co., Inc.
400,000 5.250
03/01/26
401,810
100,000 4.000
10/06/26
98,782
50,000 4.350
01/17/27
49,591
400,000 2.350
02/26/27
379,505
100,000 5.000
04/09/27
100,389
600,000 2.700
08/20/27
568,995
300,000 6.000
01/09/28
309,957
250,000 2.400
10/15/28
228,831
300,000 5.550
07/15/29
306,492
500,000 5.850
04/06/30
518,999
1,040,000 2.350
01/08/31
884,966
250,000 2.700
06/10/31
215,507
Global Payments, Inc.
1,000,000 2.900
05/15/30
900,680
610,000 2.900
11/15/31
533,923
Home Depot, Inc. (The)
418,000 3.000
04/01/26
410,380
100,000 2.800
09/14/27
96,052
344,000 3.900
12/06/28
337,874
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Consumer Cyclical – (continued)
Home Depot, Inc. (The) – (continued)
$ 100,000 4.900%
04/15/29
$ 101,715
390,000 2.950
06/15/29
364,993
400,000 1.375
03/15/31
328,982
500,000 1.875
09/15/31
420,877
680,000 5.875
12/16/36
737,422
460,000 3.300
04/15/40
372,811
500,000 4.200
04/01/43
439,770
150,000 4.875
02/15/44
143,355
130,000 4.400
03/15/45
116,141
300,000 4.250
04/01/46
261,731
300,000 4.500
12/06/48
270,833
300,000 3.125
12/15/49
212,207
300,000 3.350
04/15/50
220,817
406,000 2.375
03/15/51
243,694
1,000,000 4.950
09/15/52
960,549
300,000 3.500
09/15/56
220,729
Lowe's Cos., Inc.
210,000 4.800
04/01/26
210,529
350,000 3.100
05/03/27
338,155
200,000 1.300
04/15/28
179,726
226,000 1.700
09/15/28
203,363
180,000 1.700
10/15/30
152,205
226,000 3.750
04/01/32
210,642
1,590,000 5.150
07/01/33
1,616,491
892,000 3.000
10/15/50
585,395
758,000 4.250
04/01/52
624,005
624,000 5.625
04/15/53
631,982
Marriott International, Inc.
100,000 4.900
04/15/29
100,806
Marriott International, Inc. , Series FF
336,000 4.625
06/15/30
333,715
Marriott International, Inc. , Series GG
300,000 3.500
10/15/32
269,122
Marriott International, Inc. , Series R
170,000 3.125
06/15/26
166,129
Mastercard, Inc.
143,000 2.950
11/21/26
139,135
144,000 3.300
03/26/27
140,621
1,000,000 4.875
03/09/28
1,015,554
132,000 2.950
06/01/29
124,138
368,000 3.350
03/26/30
347,490
250,000 2.000
11/18/31
212,201
162,000 3.650
06/01/49
128,584
400,000 3.850
03/26/50
326,473
McDonald's Corp.
900,000 5.450
08/14/53
906,257
McDonald's Corp. , MTN
92,000 3.700
01/30/26
91,168
304,000 3.500
03/01/27
297,124
224,000 3.800
04/01/28
219,182
100,000 2.625
09/01/29
92,120
254,000 2.125
03/01/30
223,835
150,000 3.600
07/01/30
142,496
321,000 4.700
12/09/35
314,296
360,000 6.300
10/15/37
397,903
100,000 6.300
03/01/38
110,841
150,000 4.875
12/09/45
140,466
300,000 4.450
03/01/47
263,607

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Consumer Cyclical – (continued)
McDonald’s Corp., MTN – (continued)
$ 296,000 4.450%
09/01/48
$ 258,666
372,000 4.200
04/01/50
309,707
NIKE, Inc.
115,000 2.375
11/01/26
110,808
190,000 2.750
03/27/27
183,379
204,000 2.850
03/27/30
187,908
250,000 3.250
03/27/40
200,624
390,000 3.875
11/01/45
323,498
340,000 3.375
03/27/50
252,281
Starbucks Corp.
100,000 4.000
11/15/28
97,923
300,000 3.000
02/14/32
267,276
250,000 4.500
11/15/48
217,950
102,000 4.450
08/15/49
88,372
710,000 3.500
11/15/50
522,256
Target Corp.
1,778,000 2.350
02/15/30
1,595,714
300,000 2.950
01/15/52
201,903
250,000 4.800
01/15/53
235,052
Toyota Motor Credit Corp.
134,000 4.625
01/12/28
134,614
1,900,000 4.550
08/09/29
1,900,867
Toyota Motor Credit Corp. , MTN
100,000 3.200
01/11/27
97,611
1,528,000 1.900
01/13/27
1,450,454
500,000 3.050
03/22/27
485,568
252,000 4.550
09/20/27
252,839
350,000 1.900
04/06/28
322,203
100,000 4.450
06/29/29
99,549
475,000 2.150
02/13/30
421,130
427,000 3.375
04/01/30
400,842
Visa, Inc.
123,000 3.150
12/14/25
121,426
100,000 1.900
04/15/27
94,536
267,000 2.750
09/15/27
256,409
274,000 2.050
04/15/30
242,140
288,000 1.100
02/15/31
236,823
920,000 4.150
12/14/35
874,805
100,000 2.700
04/15/40
75,920
729,000 4.300
12/14/45
657,284
100,000 3.650
09/15/47
80,275
200,000 2.000
08/15/50
115,538
Walmart, Inc.
400,000 3.050
07/08/26
391,917
250,000 3.950
09/09/27
248,015
166,000 3.700
06/26/28
163,398
252,000 1.500
09/22/28
228,107
220,000 1.800
09/22/31
187,664
195,000 5.250
09/01/35
206,612
330,000 6.500
08/15/37
385,461
315,000 4.050
06/29/48
272,657
400,000 2.650
09/22/51
262,046
1,340,000 4.500
09/09/52
1,237,973
64,428,368
Consumer Noncyclical – 5.4%
Abbott Laboratories
668,000 3.750
11/30/26
660,098
538,000 4.750
11/30/36
533,157
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Consumer Noncyclical – (continued)
Abbott Laboratories – (continued)
$ 540,000 4.900%
11/30/46
$ 528,436
AbbVie, Inc.
291,000 3.200
05/14/26
285,809
190,000 4.250
11/14/28
188,776
625,000 3.200
11/21/29
585,733
525,000 4.550
03/15/35
506,646
290,000 4.500
05/14/35
278,136
566,000 4.050
11/21/39
500,671
1,512,000 5.350
03/15/44
1,534,606
268,000 4.850
06/15/44
253,672
379,000 4.750
03/15/45
353,673
600,000 4.700
05/14/45
558,623
304,000 4.450
05/14/46
270,589
1,220,000 4.875
11/14/48
1,146,766
950,000 4.250
11/21/49
816,813
712,000 5.400
03/15/54
726,111
Altria Group, Inc.
100,000 4.400
02/14/26
99,558
1,080,000 4.800
02/14/29
1,079,054
196,000 2.450
02/04/32
164,603
100,000 5.800
02/14/39
102,867
270,000 3.400
02/04/41
205,566
220,000 4.250
08/09/42
183,619
280,000 5.375
01/31/44
276,409
148,000 3.875
09/16/46
113,817
690,000 5.950
02/14/49
708,779
670,000 3.700
02/04/51
485,970
150,000 4.000
02/04/61
112,212
Baxter International, Inc.
300,000 1.915
02/01/27
282,781
100,000 3.132
12/01/51
66,136
Becton Dickinson & Co.
200,000 3.700
06/06/27
198,336
200,000 4.693
02/13/28
200,631
732,000 4.669
06/06/47
654,034
Biogen, Inc.
1,512,000 5.200
09/15/45
1,415,078
Centene Corp.
1,083,000 4.250
12/15/27
1,051,864
400,000 2.450
07/15/28
362,500
760,000 4.625
12/15/29
729,600
840,000 3.375
02/15/30
758,100
471,000 3.000
10/15/30
412,125
638,000 2.500
03/01/31
534,883
511,000 2.625
08/01/31
427,962
Elevance Health, Inc.
920,000 5.375
06/15/34
934,752
290,000 3.600
03/15/51
213,086
304,000 6.100
10/15/52
323,985
Eli Lilly & Co.
70,000 5.000
02/27/26
71,171
1,140,000 4.500
02/09/29
1,144,436
2,000,000 4.200
08/14/29
1,980,864
480,000 4.700
02/09/34
476,995
190,000 3.950
03/15/49
157,949
300,000 2.250
05/15/50
179,121
892,000 2.500
09/15/60
514,220

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Consumer Noncyclical – (continued)
Gilead Sciences, Inc.
$ 1,640,000 4.000%
09/01/36
$ 1,486,942
540,000 2.600
10/01/40
392,136
Johnson & Johnson
260,000 2.450
03/01/26
254,155
600,000 1.300
09/01/30
508,594
536,000 3.550
03/01/36
480,887
144,000 3.625
03/03/37
128,248
600,000 3.700
03/01/46
497,454
1,000,000 3.750
03/03/47
828,885
820,000 2.450
09/01/60
480,300
Kroger Co. (The)
500,000 3.950
01/15/50
396,561
210,000 5.650
09/15/64
208,010
Medtronic Global Holdings SCA
850,000 4.500
03/30/33
832,402
Medtronic, Inc.
580,000 4.375
03/15/35
557,731
385,000 4.625
03/15/45
356,263
Merck & Co., Inc.
750,000 0.750
02/24/26
717,612
150,000 1.700
06/10/27
140,750
100,000 3.400
03/07/29
95,998
1,100,000 4.500
05/17/33
1,084,279
500,000 2.750
12/10/51
322,875
100,000 5.000
05/17/53
96,559
100,000 2.900
12/10/61
61,395
1,000,000 5.150
05/17/63
970,726
Mylan, Inc.
195,000 4.550
04/15/28
192,416
254,000 5.200
04/15/48
218,886
Philip Morris International, Inc.
1,440,000 5.000
11/17/25
1,446,892
200,000 0.875
05/01/26
189,827
1,000,000 4.750
02/12/27
1,004,326
400,000 5.125
11/17/27
406,425
100,000 4.875
02/15/28
101,001
800,000 5.625
09/07/33
832,008
400,000 3.875
08/21/42
329,267
600,000 4.250
11/10/44
513,722
Regeneron Pharmaceuticals, Inc.
346,000 2.800
09/15/50
216,713
Stryker Corp.
640,000 4.625
03/15/46
591,658
Thermo Fisher Scientific, Inc.
950,000 5.086
08/10/33
966,252
470,000 2.800
10/15/41
344,787
Utah Acquisition Sub, Inc.
275,000 3.950
06/15/26
270,752
200,000 5.250
06/15/46
175,243
Viatris, Inc.
800,000 2.700
06/22/30
700,577
423,000 4.000
06/22/50
302,679
Zoetis, Inc.
158,000 3.000
09/12/27
151,812
610,000 4.700
02/01/43
562,415
46,767,798
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Consumer Products – 0.4%
Haleon  U.S. Capital LLC
$ 300,000 3.375%
03/24/29
$ 284,824
Haleon US Capital LLC
300,000 3.625
03/24/32
277,207
400,000 4.000
03/24/52
325,647
Procter & Gamble Co. (The)
200,000 2.450
11/03/26
193,106
214,000 1.900
02/01/27
203,662
350,000 2.850
08/11/27
338,010
512,000 3.000
03/25/30
477,795
350,000 1.200
10/29/30
293,099
300,000 1.950
04/23/31
261,131
110,000 2.300
02/01/32
96,626
892,000 4.050
01/26/33
868,988
3,620,095
Electric – 3.5%
AES Corp. (The)
100,000 1.375
01/15/26
95,969
American Electric Power Co., Inc.
100,000 5.200
01/15/29
101,822
100,000 5.625
03/01/33
103,273
( US 5 Year CMT T-Note +
2.675% )
1,156,000 3.875
02/15/62
(a)
1,091,697
Berkshire Hathaway Energy Co.
100,000 5.150
11/15/43
98,732
300,000 4.450
01/15/49
259,822
600,000 4.250
10/15/50
501,019
100,000 2.850
05/15/51
65,511
Consolidated Edison Co. of New York, Inc.
170,000 3.600
06/15/61
123,649
Constellation Energy Generation LLC
300,000 5.600
03/01/28
308,450
100,000 6.500
10/01/53
112,136
Dominion Energy, Inc.
500,000 5.375
11/15/32
513,301
Dominion Energy, Inc. , Series A
( US 5 Year CMT T-Note +
2.386% )
540,000 6.875
02/01/55
(a)
566,325
DTE Energy Co.
250,000 4.875
06/01/28
251,490
Duke Energy Carolinas LLC
830,000 4.950
01/15/33
834,065
345,000 3.200
08/15/49
243,627
Duke Energy Corp.
390,000 2.650
09/01/26
377,380
480,000 2.450
06/01/30
425,680
200,000 2.550
06/15/31
176,218
604,000 3.750
09/01/46
466,590
350,000 3.500
06/15/51
251,580
316,000 5.000
08/15/52
291,496
100,000 6.100
09/15/53
106,938
250,000 5.800
06/15/54
255,219
Duke Energy Florida LLC
400,000 6.400
06/15/38
447,003
Eastern Energy Gas Holdings LLC
1,020,000 5.650
10/15/54
1,021,299

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Electric – (continued)
Entergy Louisiana LLC
$ 1,560,000 4.000%
03/15/33
$ 1,462,918
242,000 4.200
09/01/48
203,435
Exelon Corp.
300,000 3.400
04/15/26
295,095
1,500,000 5.150
03/15/28
1,521,958
230,000 4.700
04/15/50
205,880
FirstEnergy Corp. , Series C
378,000 3.400
03/01/50
270,579
Georgia Power Co.
892,000 4.950
05/17/33
895,866
100,000 5.125
05/15/52
97,549
Georgia Power Co. , Series A
756,000 3.250
03/15/51
540,937
MidAmerican Energy Co.
250,000 3.650
04/15/29
241,382
NiSource, Inc.
100,000 2.950
09/01/29
92,444
300,000 1.700
02/15/31
249,835
250,000 3.950
03/30/48
200,242
Northern States Power Co.
50,000 5.100
05/15/53
48,971
Pacific Gas and Electric Co.
210,000 2.100
08/01/27
195,840
892,000 6.100
01/15/29
930,865
92,000 4.550
07/01/30
90,016
270,000 2.500
02/01/31
233,847
705,000 3.250
06/01/31
637,323
300,000 3.300
08/01/40
230,864
100,000 3.950
12/01/47
77,142
600,000 4.950
07/01/50
535,646
100,000 3.500
08/01/50
71,560
1,100,000 6.750
01/15/53
1,236,033
495,000 6.700
04/01/53
559,340
PacifiCorp
260,000 2.900
06/15/52
164,962
370,000 5.350
12/01/53
357,548
710,000 5.500
05/15/54
703,799
Public Service Co. of Colorado
100,000 1.875
06/15/31
84,165
550,000 5.750
05/15/54
582,556
San Diego Gas & Electric Co.
100,000 5.350
04/01/53
100,313
San Diego Gas & Electric Co. , Series VVV
300,000 1.700
10/01/30
255,308
Sempra
482,000 3.250
06/15/27
465,911
226,000 3.400
02/01/28
217,547
402,000 6.000
10/15/39
421,996
240,000 4.000
02/01/48
192,180
( US 5 Year CMT T-Note +
2.868% )
405,000 4.125
04/01/52
(a)
386,396
( US 5 Year CMT T-Note +
2.789% )
712,000 6.875
10/01/54
(a)
729,322
Southern California Edison Co.
92,000 5.850
11/01/27
95,046
100,000 5.950
11/01/32
106,688
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Electric – (continued)
Southern California Edison Co. – (continued)
$ 250,000 4.650%
10/01/43
$ 228,190
1,547,000 4.000
04/01/47
1,255,523
318,000 3.650
02/01/50
241,937
Southern California Edison Co. , Series 20A
220,000 2.950
02/01/51
146,110
Southern California Edison Co. , Series C
200,000 4.125
03/01/48
165,139
Southern Co. (The)
1,056,000 3.250
07/01/26
1,034,840
430,000 4.400
07/01/46
370,486
Southern Co. (The) , Series B
( US 5 Year CMT T-Note +
3.733% )
300,000 4.000
01/15/51
(a)
294,825
Virginia Electric and Power Co.
100,000 5.000
04/01/33
100,204
744,000 2.450
12/15/50
451,150
600,000 2.950
11/15/51
397,820
Virginia Electric and Power Co. , Series A
600,000 3.500
03/15/27
586,290
Xcel Energy, Inc.
100,000 5.450
08/15/33
101,600
30,453,709
Electrical – 0.0%
Emerson Electric Co.
196,000 2.200
12/21/31
167,655
180,000 2.800
12/21/51
118,087
285,742
Energy – 7.3%
Baker Hughes Holdings LLC
50,000 5.125
09/15/40
49,558
Baker Hughes Holdings LLC / Baker Hughes Co.-Obligor, Inc.
354,000 3.337
12/15/27
341,106
300,000 4.080
12/15/47
249,026
BP Capital Markets America, Inc.
50,000 3.119
05/04/26
49,078
300,000 3.937
09/21/28
293,704
100,000 4.234
11/06/28
98,790
100,000 4.812
02/13/33
98,847
365,000 4.989
04/10/34
364,740
732,000 5.227
11/17/34
742,498
250,000 3.000
02/24/50
168,526
100,000 2.772
11/10/50
63,842
1,050,000 2.939
06/04/51
692,224
1,100,000 3.001
03/17/52
732,525
720,000 3.379
02/08/61
488,613
BP Capital Markets PLC
100,000 3.723
11/28/28
96,981
( US 5 Year CMT T-Note +
4.036% )
385,000 4.375
09/22/72
(a)
385,481
Cheniere Corpus Christi Holdings LLC
1,136,000 5.125
06/30/27
1,144,520
100,000 3.700
11/15/29
94,747
Cheniere Energy Partners LP
550,000 4.500
10/01/29
538,312
600,000 4.000
03/01/31
563,737

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Energy – (continued)
Cheniere Energy Partners LP – (continued)
$ 500,000 3.250%
01/31/32
$ 442,005
Cheniere Energy, Inc.
354,000 4.625
10/15/28
350,461
Chevron Corp.
360,000 1.995
05/11/27
341,064
Chevron USA, Inc.
118,000 2.343
08/12/50
70,859
ConocoPhillips
670,000 6.500
02/01/39
754,728
ConocoPhillips Co.
1,550,000 5.550
03/15/54
1,566,514
Devon Energy Corp.
250,000 4.750
05/15/42
218,455
100,000 5.000
06/15/45
88,210
Diamondback Energy, Inc.
230,000 5.200
04/18/27
233,112
1,000,000 3.500
12/01/29
939,821
920,000 4.250
03/15/52
741,186
Energy Transfer LP
200,000 4.750
01/15/26
199,786
100,000 6.050
12/01/26
102,496
200,000 5.500
06/01/27
203,574
100,000 4.000
10/01/27
98,339
230,000 4.950
06/15/28
231,719
551,000 5.250
04/15/29
559,068
640,000 3.750
05/15/30
603,867
410,000 6.400
12/01/30
438,591
400,000 5.750
02/15/33
412,322
100,000 6.550
12/01/33
108,570
400,000 6.500
02/01/42
431,180
940,000 5.350
05/15/45
886,577
201,000 5.300
04/15/47
185,854
283,000 5.400
10/01/47
266,478
277,000 6.000
06/15/48
280,846
431,000 6.250
04/15/49
451,352
480,000 5.000
05/15/50
429,698
400,000 5.950
05/15/54
406,455
Enterprise Products Operating LLC
326,000 3.125
07/31/29
306,542
150,000 2.800
01/31/30
137,336
1,460,000 5.350
01/31/33
1,507,400
150,000 5.950
02/01/41
160,654
207,000 4.850
08/15/42
196,343
220,000 4.450
02/15/43
197,742
268,000 4.850
03/15/44
252,695
160,000 5.100
02/15/45
155,058
220,000 4.900
05/15/46
207,095
414,000 4.800
02/01/49
380,450
368,000 4.200
01/31/50
307,787
673,000 3.950
01/31/60
519,089
Enterprise Products Operating LLC , Series E
( 3M U.S. T-Bill MMY +
3.295 )
249,000 5.250
08/16/77
(a)
244,987
EOG Resources, Inc.
333,000 4.150
01/15/26
331,210
186,000 4.375
04/15/30
183,575
236,000 4.950
04/15/50
221,322
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Energy – (continued)
Expand Energy Corp.
$ 690,000 5.375%
03/15/30
$ 687,942
Exxon Mobil Corp.
1,352,000 3.043
03/01/26
1,329,221
130,000 2.275
08/16/26
125,554
100,000 3.294
03/19/27
98,105
666,000 3.482
03/19/30
633,897
300,000 2.610
10/15/30
270,888
560,000 4.227
03/19/40
508,160
430,000 3.567
03/06/45
342,708
600,000 4.114
03/01/46
513,193
408,000 3.095
08/16/49
287,986
628,000 4.327
03/19/50
548,628
460,000 3.452
04/15/51
342,966
Halliburton Co.
112,000 2.920
03/01/30
102,389
603,000 4.850
11/15/35
590,646
486,000 6.700
09/15/38
550,171
270,000 7.450
09/15/39
326,419
300,000 5.000
11/15/45
283,454
Hess Corp.
248,000 4.300
04/01/27
246,340
148,000 6.000
01/15/40
156,915
323,000 5.600
02/15/41
329,520
Kinder Morgan Energy Partners LP
188,000 5.500
03/01/44
182,037
Kinder Morgan Energy Partners LP , MTN
1,100,000 6.950
01/15/38
1,238,929
Kinder Morgan, Inc.
420,000 2.000
02/15/31
358,073
396,000 5.550
06/01/45
385,532
142,000 5.050
02/15/46
129,704
500,000 5.200
03/01/48
464,164
200,000 3.600
02/15/51
143,738
100,000 5.450
08/01/52
95,939
Kinder Morgan, Inc. , GMTN
910,000 7.750
01/15/32
1,056,188
Marathon Petroleum Corp.
800,000 6.500
03/01/41
861,730
200,000 4.750
09/15/44
174,461
MPLX LP
1,000,000 1.750
03/01/26
963,146
386,000 4.125
03/01/27
381,545
200,000 4.000
03/15/28
195,641
530,000 4.800
02/15/29
530,655
314,000 2.650
08/15/30
278,193
350,000 4.500
04/15/38
316,764
310,000 5.200
03/01/47
289,379
320,000 4.700
04/15/48
276,285
180,000 5.500
02/15/49
173,602
600,000 4.950
03/14/52
533,134
Occidental Petroleum Corp.
628,000 5.550
03/15/26
632,427
1,400,000 5.200
08/01/29
1,409,269
350,000 6.625
09/01/30
371,438
165,000 6.125
01/01/31
171,394
206,000 7.500
05/01/31
230,978
596,000 6.450
09/15/36
628,035
80,000 6.600
03/15/46
85,000

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Energy – (continued)
ONEOK, Inc.
$ 450,000 5.550%
11/01/26
$ 455,791
180,000 4.550
07/15/28
179,068
342,000 3.100
03/15/30
314,085
640,000 6.100
11/15/32
678,150
200,000 5.200
07/15/48
185,646
928,000 6.625
09/01/53
1,028,510
Phillips 66
300,000 3.900
03/15/28
293,182
390,000 4.650
11/15/34
372,713
350,000 5.875
05/01/42
366,362
810,000 4.875
11/15/44
737,789
Phillips 66 Co.
360,000 4.950
12/01/27
363,618
Pioneer Natural Resources Co.
192,000 1.125
01/15/26
184,780
Plains All American Pipeline LP / PAA Finance Corp.
466,000 4.650
10/15/25
465,104
240,000 4.500
12/15/26
239,175
339,000 3.550
12/15/29
317,189
Sabine Pass Liquefaction LLC
1,176,000 5.875
06/30/26
1,189,675
430,000 5.000
03/15/27
433,009
498,000 4.200
03/15/28
490,691
Shell Finance  U.S., Inc.
100,000 4.125
05/11/35
94,331
250,000 4.375
05/11/45
219,940
700,000 4.000
05/10/46
582,666
600,000 3.750
09/12/46
478,238
200,000 3.250
04/06/50
143,554
Shell International Finance BV
700,000 6.375
12/15/38
787,852
350,000 5.500
03/25/40
363,361
Targa Resources Corp.
200,000 4.950
04/15/52
179,629
Targa Resources Partners LP / Targa Resources Partners Finance
Corp.
170,000 5.500
03/01/30
172,125
630,000 4.875
02/01/31
619,186
1,100,000 4.000
01/15/32
1,024,194
Transcontinental Gas Pipe Line Co. LLC
844,000 7.850
02/01/26
867,137
Valero Energy Corp.
660,000 6.625
06/15/37
721,923
100,000 3.650
12/01/51
71,517
Western Midstream Operating LP
766,000 4.050
02/01/30
727,653
270,000 5.250
02/01/50
242,411
Williams Cos., Inc. (The)
280,000 4.000
09/15/25
278,334
200,000 5.400
03/02/26
201,380
518,000 3.750
06/15/27
507,429
384,000 3.500
11/15/30
357,823
250,000 2.600
03/15/31
218,693
642,000 6.300
04/15/40
693,194
200,000 5.100
09/15/45
189,297
240,000 4.850
03/01/48
217,239
63,695,452
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Financial Company – 1.4%
Air Lease Corp.
$ 180,000 1.875%
08/15/26
$ 171,481
100,000 2.200
01/15/27
94,918
362,000 3.125
12/01/30
326,708
Air Lease Corp. , MTN
1,000,000 2.875
01/15/26
978,388
400,000 2.875
01/15/32
347,456
Ally Financial, Inc.
170,000 5.750
11/20/25
170,903
439,000 7.100
11/15/27
464,372
1,520,000 2.200
11/02/28
1,373,218
569,000 8.000
11/01/31
639,667
Ares Capital Corp.
2,714,000 3.875
01/15/26
2,673,978
429,000 2.150
07/15/26
408,883
550,000 7.000
01/15/27
570,281
600,000 2.875
06/15/28
553,551
Blackstone Private Credit Fund
349,000 2.625
12/15/26
330,859
580,000 3.250
03/15/27
553,766
Morgan Stanley
( SOFR + 2.050% )
2,002,000 6.627
11/01/34
(a)
2,206,956
11,865,385
Food and Beverage – 2.2%
Coca-Cola Co. (The)
700,000 3.375
03/25/27
687,064
250,000 1.450
06/01/27
233,480
226,000 1.500
03/05/28
207,254
240,000 1.000
03/15/28
216,720
94,000 2.125
09/06/29
85,126
656,000 3.450
03/25/30
628,477
193,000 1.650
06/01/30
166,690
495,000 2.000
03/05/31
428,256
216,000 1.375
03/15/31
179,223
428,000 4.650
08/14/34
427,901
210,000 2.500
06/01/40
153,265
110,000 2.875
05/05/41
83,436
430,000 2.600
06/01/50
277,056
180,000 3.000
03/05/51
126,146
250,000 2.500
03/15/51
156,085
1,380,000 2.750
06/01/60
858,552
Conagra Brands, Inc.
200,000 1.375
11/01/27
181,929
380,000 5.300
11/01/38
368,080
Constellation Brands, Inc.
384,000 3.150
08/01/29
357,984
General Mills, Inc.
300,000 3.200
02/10/27
291,045
J M Smucker Co. (The)
150,000 6.500
11/15/43
164,965
500,000 6.500
11/15/53
560,288
Keurig Dr Pepper, Inc.
150,000 3.950
04/15/29
145,640
299,000 3.200
05/01/30
276,657
100,000 3.800
05/01/50
77,643
412,000 4.500
04/15/52
357,488
Kraft Heinz Foods Co.
765,000 3.000
06/01/26
745,920

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Food and Beverage – (continued)
Kraft Heinz Foods Co. – (continued)
$ 200,000 3.875%
05/15/27
$ 196,554
250,000 6.875
01/26/39
283,365
507,000 5.000
06/04/42
476,925
552,000 4.375
06/01/46
468,134
410,000 4.875
10/01/49
369,453
Molson Coors Beverage Co.
820,000 3.000
07/15/26
798,513
190,000 5.000
05/01/42
182,022
370,000 4.200
07/15/46
312,029
Mondelez International, Inc.
435,000 2.750
04/13/30
394,576
490,000 2.625
09/04/50
305,107
PepsiCo, Inc.
1,000,000 5.250
11/10/25
1,006,735
260,000 2.850
02/24/26
255,176
166,000 2.375
10/06/26
160,323
218,000 3.000
10/15/27
210,571
96,000 2.625
07/29/29
88,978
210,000 2.750
03/19/30
192,429
210,000 1.625
05/01/30
181,122
100,000 1.400
02/25/31
83,053
400,000 1.950
10/21/31
338,626
262,000 2.625
10/21/41
188,703
300,000 4.450
04/14/46
270,790
252,000 3.450
10/06/46
194,927
1,610,000 2.875
10/15/49
1,103,296
130,000 3.625
03/19/50
102,236
Pilgrim's Pride Corp.
300,000 4.250
04/15/31
280,875
150,000 3.500
03/01/32
132,563
590,000 6.250
07/01/33
620,237
Sysco Corp.
550,000 3.300
07/15/26
538,298
547,000 3.250
07/15/27
528,301
251,000 5.950
04/01/30
263,932
270,000 6.600
04/01/50
306,159
19,276,378
Hardware – 0.1%
CDW LLC / CDW Finance Corp.
300,000 2.670
12/01/26
286,948
Micron Technology, Inc.
250,000 4.185
02/15/27
247,209
250,000 5.875
02/09/33
260,256
250,000 5.875
09/15/33
261,157
1,055,570
Healthcare – 4.7%
Aetna, Inc.
140,000 6.625
06/15/36
151,054
314,000 3.875
08/15/47
236,670
Cigna Group (The)
2,382,000 4.125
11/15/25
2,367,592
1,210,000 4.375
10/15/28
1,200,353
300,000 4.800
08/15/38
284,537
130,000 4.800
07/15/46
118,080
674,000 4.900
12/15/48
611,816
290,000 3.400
03/15/50
205,057
472,000 3.400
03/15/51
335,331
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Healthcare – (continued)
Cigna Group (The) – (continued)
$ 556,000 5.600%
02/15/54
$ 557,806
CVS Health Corp.
90,000 2.875
06/01/26
87,504
358,000 3.000
08/15/26
347,164
478,000 3.625
04/01/27
465,745
450,000 1.300
08/21/27
410,198
755,000 4.300
03/25/28
740,318
510,000 5.400
06/01/29
517,919
613,000 3.250
08/15/29
566,627
140,000 5.125
02/21/30
140,305
210,000 1.750
08/21/30
175,002
1,620,000 5.550
06/01/31
1,648,449
500,000 5.250
02/21/33
495,311
400,000 5.300
06/01/33
396,033
1,016,000 4.780
03/25/38
923,247
246,000 4.125
04/01/40
204,365
160,000 2.700
08/21/40
109,608
176,000 5.300
12/05/43
163,121
730,000 5.125
07/20/45
655,140
968,000 5.050
03/25/48
856,468
50,000 4.250
04/01/50
38,983
778,000 5.875
06/01/53
770,315
490,000 6.050
06/01/54
497,186
Danaher Corp.
340,000 2.800
12/10/51
223,479
DH Europe Finance II Sarl
70,000 3.400
11/15/49
52,525
Elevance Health, Inc.
200,000 1.500
03/15/26
192,114
552,000 3.650
12/01/27
538,117
1,000,000 4.101
03/01/28
983,787
150,000 2.875
09/15/29
138,050
300,000 2.550
03/15/31
262,209
84,000 4.625
05/15/42
75,950
309,000 4.650
01/15/43
279,317
174,000 4.650
08/15/44
156,584
340,000 4.375
12/01/47
289,043
118,000 4.550
03/01/48
102,509
1,350,000 3.125
05/15/50
915,788
GE HealthCare Technologies, Inc.
200,000 5.600
11/15/25
201,449
1,780,000 5.905
11/22/32
1,891,305
HCA, Inc.
430,000 5.875
02/15/26
433,326
728,000 5.250
06/15/26
730,887
388,000 5.375
09/01/26
390,980
555,000 4.500
02/15/27
552,035
280,000 5.200
06/01/28
283,314
100,000 5.625
09/01/28
102,426
476,000 5.875
02/01/29
490,579
404,000 4.125
06/15/29
390,609
350,000 3.500
09/01/30
323,184
100,000 5.125
06/15/39
94,568
315,000 5.500
06/15/47
301,329
510,000 5.250
06/15/49
466,637
220,000 3.500
07/15/51
150,861
1,055,000 4.625
03/15/52
876,712
540,000 6.000
04/01/54
543,257

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Healthcare – (continued)
HCA, Inc. – (continued)
$ 960,000 5.950%
09/15/54
$ 971,205
Solventum Corp.
1,300,000 5.400
03/01/29
(b)
1,317,408
UnitedHealth Group, Inc.
1,000,000 3.450
01/15/27
980,694
1,000,000 6.875
02/15/38
1,163,880
2,000,000 3.500
08/15/39
1,653,566
250,000 2.750
05/15/40
185,208
540,000 5.500
07/15/44
551,420
300,000 4.200
01/15/47
257,181
290,000 4.250
06/15/48
247,578
860,000 3.700
08/15/49
666,793
232,000 3.250
05/15/51
164,400
500,000 4.750
05/15/52
457,530
2,000,000 5.625
07/15/54
2,065,173
750,000 3.875
08/15/59
571,515
210,000 3.125
05/15/60
134,579
150,000 4.950
05/15/62
138,977
880,000 5.500
04/15/64
886,660
41,124,001
Insurance – 1.6%
American International Group, Inc.
204,000 4.800
07/10/45
189,608
301,000 4.750
04/01/48
277,123
200,000 4.375
06/30/50
172,678
American International Group, Inc. , Series A-9
( 3M USD LIBOR + 2.868% )
262,000 5.750
04/01/48
(a)
262,530
Berkshire Hathaway Finance Corp.
112,000 1.450
10/15/30
94,550
630,000 2.875
03/15/32
565,033
200,000 4.200
08/15/48
174,931
100,000 4.250
01/15/49
88,471
830,000 2.850
10/15/50
558,493
50,000 2.500
01/15/51
31,162
850,000 3.850
03/15/52
685,368
Berkshire Hathaway, Inc.
100,000 4.500
02/11/43
96,061
Chubb INA Holdings LLC
472,000 4.350
11/03/45
422,043
Corebridge Financial, Inc.
410,000 3.650
04/05/27
400,337
320,000 3.900
04/05/32
296,464
1,000,000 5.750
01/15/34
1,036,988
( US 5 Year CMT T-Note +
3.846% )
200,000 6.875
12/15/52
(a)
205,366
Equitable Holdings, Inc.
650,000 4.350
04/20/28
641,529
382,000 5.000
04/20/48
356,946
Everest Reinsurance Holdings, Inc.
324,000 3.500
10/15/50
230,970
Marsh & McLennan Cos., Inc.
1,265,000 4.375
03/15/29
1,254,260
100,000 2.250
11/15/30
87,515
206,000 4.900
03/15/49
193,651
MetLife, Inc.
150,000 4.550
03/23/30
149,503
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Insurance – (continued)
MetLife, Inc. – (continued)
$ 400,000 5.700%
06/15/35
$ 423,999
416,000 6.400
12/15/36
433,996
256,000 4.125
08/13/42
222,153
250,000 4.875
11/13/43
237,644
350,000 4.600
05/13/46
319,965
410,000 5.000
07/15/52
391,005
160,000 5.250
01/15/54
158,119
Prudential Financial, Inc.
( 3M USD LIBOR + 2.380% )
577,000 4.500
09/15/47
(a)
558,501
190,000 3.905
12/07/47
152,127
246,000 3.935
12/07/49
196,370
( US 5 Year CMT T-Note +
3.035% )
172,000 3.700
10/01/50
(a)
156,389
( US 5 Year CMT T-Note +
3.234% )
92,000 6.000
09/01/52
(a)
93,461
Prudential Financial, Inc. , MTN
118,000 5.700
12/14/36
125,006
314,000 4.600
05/15/44
288,011
235,000 4.350
02/25/50
201,401
1,260,000 3.700
03/13/51
964,806
Travelers Cos., Inc. (The)
440,000 3.050
06/08/51
304,611
13,699,144
Lodging – 0.1%
Las Vegas Sands Corp.
590,000 3.500
08/18/26
574,349
196,000 5.900
06/01/27
199,070
526,000 3.900
08/08/29
492,320
1,265,739
Media Non Cable – 0.1%
Netflix, Inc.
325,000 4.375
11/15/26
325,924
472,000 4.875
04/15/28
478,408
227,000 6.375
05/15/29
243,185
1,047,517
Metals and Mining – 0.0%
Newmont Corp.
170,000 2.600
07/15/32
146,476
Pharmaceuticals – 0.1%
Viatris, Inc.
540,000 3.850
06/22/40
421,193
REITs and Real Estate – 1.1%
Alexandria Real Estate Equities, Inc.
250,000 2.000
05/18/32
203,423
150,000 1.875
02/01/33
117,890
400,000 3.000
05/18/51
260,881
250,000 3.550
03/15/52
179,715
Boston Properties LP
400,000 3.650
02/01/26
393,928
250,000 6.750
12/01/27
261,563
300,000 4.500
12/01/28
293,362
1,000,000 2.450
10/01/33
785,274

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
REITs and Real Estate – (continued)
Digital Realty Trust LP
$ 450,000 5.550%
01/15/28
$ 461,283
830,000 3.600
07/01/29
792,133
Equinix, Inc.
270,000 3.200
11/18/29
251,106
204,000 2.150
07/15/30
177,662
200,000 2.500
05/15/31
173,509
GLP Capital LP / GLP Financing II, Inc.
580,000 5.375
04/15/26
579,746
832,000 5.300
01/15/29
836,410
130,000 3.250
01/15/32
113,776
Simon Property Group LP
160,000 3.300
01/15/26
157,756
68,000 3.250
11/30/26
66,243
450,000 3.375
12/01/27
436,993
332,000 2.450
09/13/29
301,121
274,000 2.650
07/15/30
245,578
384,000 3.250
09/13/49
271,986
220,000 3.800
07/15/50
170,323
VICI Properties LP
650,000 4.750
02/15/28
648,459
750,000 4.950
02/15/30
743,454
400,000 5.125
05/15/32
395,241
Welltower OP LLC
290,000 4.250
04/15/28
285,712
276,000 3.100
01/15/30
254,048
9,858,575
Revenue – 0.3%
Ascension Health
200,000 3.945
11/15/46
168,994
Ascension Health , Series B
1,092,000 2.532
11/15/29
999,490
CommonSpirit Health
220,000 3.347
10/01/29
206,317
217,000 4.350
11/01/42
188,028
400,000 4.187
10/01/49
331,296
Kaiser Foundation Hospitals
535,000 4.150
05/01/47
461,098
Kaiser Foundation Hospitals , Series 2019
286,000 3.266
11/01/49
210,094
Kaiser Foundation Hospitals , Series 2021
125,000 2.810
06/01/41
92,765
400,000 3.002
06/01/51
277,777
2,935,859
Software – 1.7%
Oracle Corp.
1,374,000 6.150
11/09/29
1,460,056
300,000 2.950
04/01/30
273,810
240,000 4.650
05/06/30
239,847
1,900,000 6.250
11/09/32
2,061,020
600,000 3.900
05/15/35
542,963
250,000 3.850
07/15/36
220,541
645,000 3.800
11/15/37
554,045
1,165,000 3.600
04/01/40
947,477
252,000 3.650
03/25/41
204,332
779,000 4.125
05/15/45
645,836
490,000 4.000
11/15/47
392,665
1,266,000 6.900
11/09/52
1,491,252
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Software – (continued)
Oracle Corp. – (continued)
$ 1,480,000 5.550%
02/06/53
$ 1,476,444
900,000 4.375
05/15/55
748,316
1,173,000 3.850
04/01/60
858,501
376,000 4.100
03/25/61
287,417
Salesforce, Inc.
800,000 3.700
04/11/28
784,208
500,000 1.950
07/15/31
425,758
700,000 2.900
07/15/51
473,075
Workday, Inc.
400,000 3.500
04/01/27
391,021
180,000 3.800
04/01/32
167,055
14,645,639
Technology – 8.6%
Adobe, Inc.
182,000 2.150
02/01/27
173,777
790,000 2.300
02/01/30
711,170
Alphabet, Inc.
182,000 1.998
08/15/26
175,082
50,000 0.800
08/15/27
45,769
114,000 1.100
08/15/30
95,824
610,000 1.900
08/15/40
416,070
823,000 2.050
08/15/50
489,087
747,000 2.250
08/15/60
434,387
Analog Devices, Inc.
75,000 3.500
12/05/26
73,690
504,000 1.700
10/01/28
456,064
Apple, Inc.
479,000 0.700
02/08/26
458,987
297,000 3.250
02/23/26
293,136
424,000 2.450
08/04/26
410,789
750,000 2.050
09/11/26
721,098
120,000 3.000
06/20/27
116,536
692,000 2.900
09/12/27
666,831
218,000 3.000
11/13/27
211,153
392,000 1.200
02/08/28
356,824
280,000 1.400
08/05/28
253,144
320,000 3.250
08/08/29
306,361
336,000 1.650
05/11/30
292,625
118,000 1.250
08/20/30
100,194
2,452,000 1.650
02/08/31
2,096,369
300,000 1.700
08/05/31
254,186
1,295,000 4.500
02/23/36
1,296,267
42,000 2.375
02/08/41
30,437
695,000 3.850
05/04/43
602,502
196,000 4.450
05/06/44
187,074
355,000 3.450
02/09/45
286,669
450,000 4.375
05/13/45
415,752
182,000 4.650
02/23/46
174,225
306,000 3.850
08/04/46
259,742
218,000 4.250
02/09/47
196,861
270,000 3.750
09/12/47
223,804
446,000 3.750
11/13/47
368,955
793,000 2.950
09/11/49
561,415
594,000 2.650
05/11/50
390,930
239,000 2.400
08/20/50
149,753
940,000 2.650
02/08/51
617,337
570,000 3.950
08/08/52
480,695
480,000 2.550
08/20/60
299,845

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Technology – (continued)
Apple, Inc. – (continued)
$ 325,000 2.800%
02/08/61
$ 206,727
960,000 2.850
08/05/61
618,164
100,000 4.100
08/08/62
83,866
Applied Materials, Inc.
130,000 3.300
04/01/27
126,723
650,000 1.750
06/01/30
561,066
236,000 4.350
04/01/47
209,343
Automatic Data Processing, Inc.
448,000 1.700
05/15/28
411,160
2,360,000 1.250
09/01/30
1,979,089
Broadcom Corp. / Broadcom Cayman Finance Ltd.
849,000 3.875
01/15/27
836,806
436,000 3.500
01/15/28
421,333
Broadcom, Inc.
200,000 3.150
11/15/25
194,082
380,000 3.459
09/15/26
372,438
700,000 1.950
02/15/28
(b)
644,798
605,000 4.750
04/15/29
604,872
420,000 5.050
07/12/29
424,221
248,000 4.150
11/15/30
239,390
514,000 2.450
02/15/31
(b)
448,172
690,000 4.150
04/15/32
(b)
655,034
570,000 4.300
11/15/32
546,560
905,000 3.419
04/15/33
(b)
808,623
290,000 3.469
04/15/34
(b)
256,834
600,000 3.137
11/15/35
(b)
498,849
1,004,000 3.187
11/15/36
(b)
824,179
600,000 3.500
02/15/41
(b)
480,301
560,000 3.750
02/15/51
(b)
432,326
Dell International LLC / EMC Corp.
1,425,000 4.900
10/01/26
1,429,383
200,000 5.250
02/01/28
203,879
200,000 5.300
10/01/29
204,381
50,000 5.750
02/01/33
52,463
250,000 8.100
07/15/36
302,729
450,000 3.375
12/15/41
344,888
Fidelity National Information Services, Inc.
570,000 1.150
03/01/26
545,006
350,000 1.650
03/01/28
317,767
Fiserv, Inc.
440,000 3.200
07/01/26
429,708
1,000,000 5.450
03/02/28
1,023,415
300,000 4.200
10/01/28
294,142
500,000 3.500
07/01/29
474,181
1,400,000 5.625
08/21/33
1,452,877
400,000 4.400
07/01/49
346,380
Hewlett Packard Enterprise Co.
400,000 4.900
10/15/25
399,498
300,000 6.350
10/15/45
326,878
HP, Inc.
1,000,000 5.500
01/15/33
1,027,638
IBM International Capital Pte Ltd.
910,000 5.300
02/05/54
890,488
Intel Corp.
1,200,000 4.875
02/10/26
1,201,556
290,000 3.150
05/11/27
279,277
200,000 3.750
08/05/27
195,015
1,300,000 4.000
08/05/29
1,256,480
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Technology – (continued)
Intel Corp. – (continued)
$ 490,000 5.125%
02/10/30
$ 496,633
250,000 3.900
03/25/30
237,967
100,000 2.000
08/12/31
82,818
100,000 5.200
02/10/33
100,120
448,000 4.900
07/29/45
389,712
500,000 4.100
05/19/46
385,195
250,000 3.734
12/08/47
179,677
680,000 3.250
11/15/49
444,382
500,000 3.050
08/12/51
310,113
260,000 4.900
08/05/52
221,871
968,000 5.700
02/10/53
929,121
600,000 3.100
02/15/60
354,390
500,000 3.200
08/12/61
297,268
International Business Machines Corp.
550,000 3.450
02/19/26
542,661
655,000 1.700
05/15/27
612,413
1,086,000 1.950
05/15/30
940,772
540,000 4.150
05/15/39
479,716
80,000 4.000
06/20/42
67,904
300,000 4.250
05/15/49
253,775
300,000 2.950
05/15/50
199,513
500,000 4.900
07/27/52
469,648
Intuit, Inc.
600,000 5.200
09/15/33
614,681
100,000 5.500
09/15/53
102,619
KLA Corp.
430,000 4.100
03/15/29
422,617
100,000 4.650
07/15/32
99,688
100,000 3.300
03/01/50
73,048
100,000 4.950
07/15/52
95,203
412,000 5.250
07/15/62
406,668
Lam Research Corp.
170,000 3.750
03/15/26
168,252
436,000 4.000
03/15/29
427,665
228,000 1.900
06/15/30
197,744
220,000 4.875
03/15/49
207,208
352,000 2.875
06/15/50
235,482
Leidos, Inc.
300,000 4.375
05/15/30
288,325
505,000 2.300
02/15/31
432,447
300,000 5.750
03/15/33
309,890
Meta Platforms, Inc.
1,180,000 4.600
05/15/28
1,190,319
290,000 4.800
05/15/30
295,303
100,000 3.850
08/15/32
94,950
750,000 4.950
05/15/33
767,854
800,000 4.450
08/15/52
714,449
400,000 5.600
05/15/53
421,049
410,000 4.650
08/15/62
370,826
360,000 5.750
05/15/63
384,004
670,000 5.550
08/15/64
693,857
Microsoft Corp.
133,000 3.125
11/03/25
131,418
240,000 2.400
08/08/26
232,518
87,000 3.300
02/06/27
85,352
670,000 3.500
02/12/35
622,155
470,000 3.450
08/08/36
419,727
81,000 4.100
02/06/37
77,691

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Technology – (continued)
Microsoft Corp. – (continued)
$ 214,000 4.450%
11/03/45
$ 204,837
300,000 3.700
08/08/46
251,615
270,000 4.250
02/06/47
254,468
1,047,000 2.525
06/01/50
680,193
620,000 2.500
09/15/50
397,139
1,540,000 2.921
03/17/52
1,077,639
632,000 2.675
06/01/60
392,982
400,000 3.041
03/17/62
271,558
Motorola Solutions, Inc.
624,000 4.600
05/23/29
620,743
386,000 2.750
05/24/31
340,184
NVIDIA Corp.
340,000 3.200
09/16/26
333,348
475,000 1.550
06/15/28
433,337
400,000 2.000
06/15/31
345,506
150,000 3.500
04/01/40
128,463
660,000 3.500
04/01/50
521,598
PayPal Holdings, Inc.
882,000 4.400
06/01/32
862,398
50,000 3.250
06/01/50
35,858
QUALCOMM, Inc.
304,000 3.250
05/20/27
295,979
200,000 1.300
05/20/28
179,556
126,000 2.150
05/20/30
111,149
892,000 1.650
05/20/32
721,087
320,000 4.650
05/20/35
316,450
358,000 4.800
05/20/45
335,465
250,000 4.300
05/20/47
216,678
510,000 4.500
05/20/52
448,428
100,000 6.000
05/20/53
108,692
Texas Instruments, Inc.
1,000,000 4.150
05/15/48
856,112
Uber Technologies, Inc.
2,640,000 4.800
09/15/34
2,588,306
VMware LLC
300,000 1.400
08/15/26
283,687
100,000 3.900
08/21/27
97,992
74,324,526
Transportation – 1.5%
Burlington Northern Santa Fe LLC
250,000 5.750
05/01/40
265,295
92,000 4.450
03/15/43
83,531
180,000 4.900
04/01/44
172,255
180,000 4.150
04/01/45
155,079
92,000 3.900
08/01/46
75,336
252,000 4.150
12/15/48
213,921
268,000 3.550
02/15/50
204,886
600,000 3.300
09/15/51
435,508
992,000 4.450
01/15/53
881,719
CSX Corp.
450,000 3.800
03/01/28
440,522
200,000 4.250
03/15/29
197,952
270,000 4.100
03/15/44
231,452
700,000 3.800
11/01/46
563,632
240,000 4.300
03/01/48
207,467
130,000 4.500
11/15/52
115,989
FedEx Corp.
180,000 4.250
05/15/30
177,342
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Transportation – (continued)
FedEx Corp. – (continued)
$ 180,000 2.400%
05/15/31
$ 156,154
344,000 5.100
01/15/44
326,237
430,000 4.750
11/15/45
384,539
368,000 4.550
04/01/46
319,360
FedEx Corp. 2020-1 Class AA Pass Through Trust , Series 20-1,
AA
117,916 1.875
02/20/34
100,429
Norfolk Southern Corp.
100,000 4.550
06/01/53
88,324
340,000 3.155
05/15/55
228,456
Union Pacific Corp.
130,000 2.400
02/05/30
116,924
1,588,000 2.800
02/14/32
1,409,051
190,000 3.200
05/20/41
148,645
278,000 3.799
10/01/51
219,369
95,000 2.950
03/10/52
63,870
408,000 3.839
03/20/60
311,892
446,000 3.799
04/06/71
325,541
United Airlines, Inc. Pass-Through Trust , Series 2024-1, AA
2,000,000 5.450
02/15/37
2,040,340
United Parcel Service, Inc.
100,000 3.400
03/15/29
95,962
940,000 4.875
03/03/33
948,256
250,000 6.200
01/15/38
276,922
1,000,000 3.750
11/15/47
794,929
12,777,086
Water – 0.1%
American Water Capital Corp.
1,055,000 4.450
06/01/32
1,031,597
Wireless – 4.6%
American Tower Corp.
556,000 3.375
10/15/26
542,542
200,000 2.750
01/15/27
192,126
361,000 3.800
08/15/29
345,732
80,000 2.900
01/15/30
72,951
300,000 1.875
10/15/30
254,121
590,000 5.900
11/15/33
620,663
251,000 3.100
06/15/50
170,680
AT&T, Inc.
551,000 3.800
02/15/27
541,251
346,000 4.250
03/01/27
343,355
539,000 2.300
06/01/27
509,170
75,000 1.650
02/01/28
68,513
300,000 4.100
02/15/28
295,866
912,000 4.350
03/01/29
902,040
1,569,000 4.300
02/15/30
1,536,928
389,000 2.750
06/01/31
345,908
428,000 2.250
02/01/32
360,834
1,630,000 2.550
12/01/33
1,338,451
690,000 5.400
02/15/34
706,909
685,000 4.500
05/15/35
650,225
140,000 4.850
03/01/39
134,383
330,000 4.350
06/15/45
285,531
435,000 4.750
05/15/46
396,252
293,000 4.500
03/09/48
254,932
225,000 4.550
03/09/49
197,680
538,000 3.650
06/01/51
400,911

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Wireless – (continued)
AT&T, Inc. – (continued)
$ 130,000 3.300%
02/01/52
$ 91,676
1,500,000 3.500
09/15/53
1,069,093
1,358,000 3.550
09/15/55
967,104
530,000 3.800
12/01/57
389,086
1,059,000 3.650
09/15/59
750,430
192,000 3.850
06/01/60
141,809
Sprint Capital Corp.
470,000 6.875
11/15/28
504,075
694,000 8.750
03/15/32
839,306
T-Mobile USA, Inc.
390,000 1.500
02/15/26
375,170
600,000 2.250
02/15/26
582,996
900,000 3.750
04/15/27
882,755
655,000 4.950
03/15/28
659,570
50,000 4.800
07/15/28
50,083
234,000 2.625
02/15/29
215,370
490,000 3.375
04/15/29
463,263
2,381,000 3.875
04/15/30
2,278,905
1,060,000 2.550
02/15/31
925,301
192,000 2.875
02/15/31
171,259
408,000 2.250
11/15/31
345,085
508,000 2.700
03/15/32
439,924
500,000 5.050
07/15/33
501,394
1,430,000 5.750
01/15/34
1,502,042
640,000 4.375
04/15/40
576,966
500,000 3.000
02/15/41
373,058
750,000 4.500
04/15/50
650,160
750,000 3.300
02/15/51
530,087
100,000 3.400
10/15/52
71,187
200,000 5.650
01/15/53
204,633
500,000 5.750
01/15/54
515,240
400,000 3.600
11/15/60
280,758
250,000 5.800
09/15/62
258,011
Verizon Communications, Inc.
559,000 4.125
03/16/27
554,010
710,000 2.100
03/22/28
655,060
922,000 4.329
09/21/28
913,870
771,000 4.016
12/03/29
747,353
384,000 3.150
03/22/30
355,475
236,000 1.500
09/18/30
198,250
85,000 1.680
10/30/30
71,495
670,000 2.550
03/21/31
587,234
650,000 2.355
03/15/32
549,587
985,000 5.050
05/09/33
995,007
800,000 4.400
11/01/34
763,664
220,000 4.272
01/15/36
203,832
445,000 5.250
03/16/37
446,851
1,460,000 2.650
11/20/40
1,039,673
610,000 3.400
03/22/41
480,706
60,000 6.550
09/15/43
68,448
650,000 4.862
08/21/46
603,418
401,000 4.522
09/15/48
352,192
400,000 2.875
11/20/50
261,209
800,000 3.550
03/22/51
591,186
150,000 2.987
10/30/56
95,165
446,000 3.000
11/20/60
277,449
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Wireless – (continued)
Verizon Communications, Inc. – (continued)
$ 555,000 3.700%
03/22/61
$ 404,205
40,289,089
TOTAL CORPORATE OBLIGATIONS
(Cost $741,731,901)
711,679,525
a
Foreign Corporate Debt – 16.1%
Banks – 9.4%
Banco Bilbao Vizcaya Argentaria SA ( Spain )
200,000 1.125
09/18/25
194,364
( US 1 Year CMT T-Note +
1.950% )
100,000 6.033
03/13/35
(a)
101,910
Banco Santander SA ( Spain )
800,000 5.179
11/19/25
799,542
600,000 1.849
03/25/26
577,329
1,000,000 4.250
04/11/27
983,092
2,000,000 5.294
08/18/27
2,013,881
310,000 4.379
04/12/28
305,160
600,000 6.607
11/07/28
638,406
325,000 3.490
05/28/30
299,422
( US 1 Year CMT T-Note +
0.900% )
600,000 1.722
09/14/27
(a)
567,504
( US 1 Year CMT T-Note +
1.600% )
336,000 3.225
11/22/32
(a)
292,135
Bank of Montreal ( Canada )
100,000 5.266
12/11/26
101,348
1,050,000 5.203
02/01/28
1,068,403
240,000 5.717
09/25/28
248,953
( SOFR + 1.250% )
610,000 4.640
09/10/30
(a)
605,739
( (5 Year USD Swap +
1.432%) )
810,000 3.803
12/15/32
(a)
775,643
( (US 5 Year CMT T-Note +
1.400%) )
860,000 3.088
01/10/37
(a)
730,045
( (US 5 Year CMT T-Note +
3.010%) )
250,000 7.300
11/26/84
(a)
258,584
Bank of Nova Scotia (The) ( Canada )
566,000 4.500
12/16/25
562,288
1,000,000 1.050
03/02/26
957,417
220,000 2.700
08/03/26
213,448
80,000 1.950
02/02/27
75,736
750,000 4.850
02/01/30
753,772
530,000 2.450
02/02/32
453,756
490,000 5.650
02/01/34
509,145
Canadian Imperial Bank of Commerce ( Canada )
930,000 3.600
04/07/32
856,508
Cooperatieve Rabobank UA ( Netherlands )
1,105,000 3.750
07/21/26
1,082,489
145,000 5.250
05/24/41
148,067
250,000 5.750
12/01/43
261,336
485,000 5.250
08/04/45
479,542

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Foreign Corporate Debt – (continued)
Banks – (continued)
Deutsche Bank AG ( Germany )
( SOFR + 1.870% )
$ 1,000,000 2.129%
11/24/26
(a)
$ 972,955
( SOFR + 1.219% )
1,574,000 2.311
11/16/27
(a)
1,496,115
( SOFR + 1.318% )
1,390,000 2.552
01/07/28
(a)
1,322,459
( SOFR + 3.180% )
800,000 6.720
01/18/29
(a)
837,364
1,740,000 5.414
05/10/29
1,774,459
( SOFR + 3.043% )
410,000 3.547
09/18/31
(a)
374,052
( SOFR + 1.718% )
370,000 3.035
05/28/32
(a)
320,651
( SOFR + 2.257% )
480,000 3.742
01/07/33
(a)
416,040
HSBC Holdings PLC ( United Kingdom )
1,300,000 3.900
05/25/26
1,292,201
192,000 6.100
01/14/42
211,377
( 3M U.S. T-Bill MMY +
1.808 )
1,005,000 4.041
03/13/28
(a)
986,852
( SOFR + 2.610% )
710,000 5.210
08/11/28
(a)
711,863
( SOFR + 1.732% )
200,000 2.013
09/22/28
(a)
183,924
( SOFR + 3.350% )
290,000 7.390
11/03/28
(a)
308,974
( SOFR + 1.970% )
873,000 6.161
03/09/29
(a)
904,312
( 3M U.S. T-Bill MMY +
1.796 )
830,000 4.583
06/19/29
(a)
820,424
( SOFR + 1.460% )
1,700,000 5.546
03/04/30
(a)
1,733,228
( 3M U.S. T-Bill MMY +
1.872 )
771,000 3.973
05/22/30
(a)
736,702
( SOFR + 2.870% )
502,000 5.402
08/11/33
(a)
506,704
( SOFR + 4.250% )
790,000 8.113
11/03/33
(a)
910,656
( SOFR + 2.390% )
1,420,000 6.254
03/09/34
(a)
1,509,310
( SOFR + 2.980% )
1,000,000 6.547
06/20/34
(a)
1,060,366
( SOFR + 3.020% )
300,000 7.399
11/13/34
(a)
333,656
( SOFR + 2.650% )
400,000 6.332
03/09/44
(a)
437,470
HSBC Holdings PLC , Series ** ( United Kingdom )
694,000 6.500
09/15/37
736,937
Lloyds Banking Group PLC ( United Kingdom )
400,000 4.582
12/10/25
397,579
1,500,000 3.750
01/11/27
1,467,449
940,000 4.375
03/22/28
926,268
200,000 5.300
12/01/45
190,538
490,000 4.344
01/09/48
403,691
Principal
Amount Interest Rate Maturity Date Value
a
Foreign Corporate Debt – (continued)
Banks – (continued)
( 3M USD LIBOR + 1.205% )
$ 1,420,000 3.574%
11/07/28
(a)
$ 1,368,633
Mitsubishi UFJ Financial Group, Inc. ( Japan )
( US 1 Year CMT T-Note +
0.670% )
200,000 1.640
10/13/27
(a)
189,186
( US 1 Year CMT T-Note +
0.830% )
1,300,000 2.341
01/19/28
(a)
1,238,098
170,000 3.961
03/02/28
167,488
174,000 3.741
03/07/29
168,759
440,000 3.751
07/18/39
381,072
( US 1 Year CMT T-Note +
1.950% )
1,020,000 5.017
07/20/28
(a)
1,029,068
( US 1 Year CMT T-Note +
1.900% )
300,000 5.354
09/13/28
(a)
305,225
( US 1 Year CMT T-Note +
1.380% )
1,800,000 5.422
02/22/29
(a)
1,841,035
( US 1 Year CMT T-Note +
0.950% )
200,000 2.309
07/20/32
(a)
170,971
( US 1 Year CMT T-Note +
1.100% )
500,000 2.852
01/19/33
(a)
435,017
( US 1 Year CMT T-Note +
2.125% )
200,000 5.133
07/20/33
(a)
202,635
( US 1 Year CMT T-Note +
1.630% )
1,000,000 5.441
02/22/34
(a)
1,035,138
Mizuho Financial Group, Inc. ( Japan )
( 3M U.S. T-Bill MMY +
1.532 )
760,000 1.979
09/08/31
(a)
648,398
390,000 2.564
09/13/31
333,149
( US 1 Year CMT T-Note +
2.400% )
1,000,000 5.669
09/13/33
(a)
1,036,440
( US 1 Year CMT T-Note +
1.300% )
2,000,000 5.579
05/26/35
(a)
2,068,656
National Bank of Canada ( Canada )
1,590,000 4.500
10/10/29
1,565,040
Royal Bank of Canada ( Canada )
230,000 1.200
04/27/26
219,724
800,000 3.625
05/04/27
785,059
Royal Bank of Canada , GMTN ( Canada )
920,000 0.875
01/20/26
883,379
243,000 4.650
01/27/26
242,412
250,000 5.200
07/20/26
252,734
264,000 1.400
11/02/26
249,321
500,000 4.240
08/03/27
497,339
1,000,000 4.900
01/12/28
1,010,314
1,000,000 4.950
02/01/29
1,015,331
250,000 2.300
11/03/31
214,298
300,000 5.000
02/01/33
301,254

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Foreign Corporate Debt – (continued)
Banks – (continued)
Royal Bank of Canada, GMTN (Canada) – (continued)
$ 300,000 5.000%
05/02/33
$ 302,250
Santander UK Group Holdings PLC ( United Kingdom )
( SOFR + 0.989% )
820,000 1.673
06/14/27
(a)
780,015
( 3M USD LIBOR + 1.400% )
1,260,000 3.823
11/03/28
(a)
1,217,681
Sumitomo Mitsui Financial Group, Inc. ( Japan )
300,000 0.948
01/12/26
287,837
900,000 2.632
07/14/26
871,994
880,000 1.402
09/17/26
829,647
240,000 3.446
01/11/27
234,627
390,000 5.716
09/14/28
403,379
300,000 1.902
09/17/28
271,111
1,540,000 5.316
07/09/29
1,575,250
300,000 5.424
07/09/31
308,753
2,550,000 5.808
09/14/33
2,703,830
Toronto-Dominion Bank (The) ( Canada )
2,000,000 4.108
06/08/27
1,970,583
1,760,000 5.156
01/10/28
1,784,769
( 5 Year USD Swap + 2.205% )
2,000,000 3.625
09/15/31
(a)
1,955,086
Toronto-Dominion Bank (The) , MTN ( Canada )
120,000 2.000
09/10/31
101,520
UBS AG ( Switzerland )
500,000 4.500
06/26/48
449,943
UBS Group AG ( Switzerland )
( SOFR + 3.730% )
3,500,000 4.194
04/01/31
(a)(b)
3,371,109
1,000,000 4.875
05/15/45
942,649
81,416,746
Basic Industry – 0.0%
Smurfit Kappa Treasury ULC ( Ireland )
250,000 5.438
04/03/34
(b)
255,910
Beverages – 0.1%
Coca-Cola Femsa SAB de CV ( Mexico )
280,000 2.750
01/22/30
255,306
Fomento Economico Mexicano SAB de CV ( Mexico )
630,000 3.500
01/16/50
478,904
734,210
Brokerage – 0.5%
Brookfield Finance, Inc. ( Canada )
686,000 3.900
01/25/28
671,762
120,000 4.850
03/29/29
120,488
409,000 4.350
04/15/30
399,769
237,000 4.700
09/20/47
213,455
100,000 3.500
03/30/51
72,415
Nomura Holdings, Inc. ( Japan )
300,000 1.653
07/14/26
284,780
300,000 2.172
07/14/28
272,600
300,000 2.679
07/16/30
265,434
550,000 2.608
07/14/31
471,906
606,000 2.999
01/22/32
526,662
1,160,000 5.783
07/03/34
1,195,321
4,494,592
Consumer Cyclical – 0.0%
Honda Motor Co. Ltd. ( Japan )
173,000 2.967
03/10/32
154,126
Principal
Amount Interest Rate Maturity Date Value
a
Foreign Corporate Debt – (continued)
Consumer Cyclical – (continued)
Toyota Motor Corp. ( Japan )
$ 80,000 1.339%
03/25/26
$ 76,778
230,904
Consumer Noncyclical – 1.5%
Astrazeneca Finance LLC ( United Kingdom )
100,000 1.200
05/28/26
95,314
400,000 4.875
03/03/28
404,977
200,000 1.750
05/28/28
182,495
1,000,000 4.850
02/26/29
1,011,718
300,000 2.250
05/28/31
260,044
AstraZeneca PLC ( United Kingdom )
1,000,000 3.375
11/16/25
990,497
1,000,000 4.000
01/17/29
983,288
500,000 6.450
09/15/37
563,967
200,000 4.375
08/17/48
178,693
100,000 3.000
05/28/51
69,872
BAT Capital Corp. ( United Kingdom )
1,300,000 4.390
08/15/37
1,158,456
GlaxoSmithKline Capital PLC ( United Kingdom )
314,000 3.375
06/01/29
300,007
GlaxoSmithKline Capital, Inc. ( United Kingdom )
900,000 3.875
05/15/28
884,747
811,000 6.375
05/15/38
907,718
Novartis Capital Corp. ( Switzerland )
1,000,000 2.000
02/14/27
952,145
250,000 3.100
05/17/27
243,038
200,000 4.400
05/06/44
183,734
120,000 4.000
11/20/45
103,117
200,000 2.750
08/14/50
135,228
Reynolds American, Inc. ( United Kingdom )
1,668,000 5.700
08/15/35
1,714,376
134,000 5.850
08/15/45
132,298
Takeda Pharmaceutical Co. Ltd. ( Japan )
2,000,000 3.025
07/09/40
1,510,429
12,966,158
Consumer Products – 0.2%
Unilever Capital Corp. ( United Kingdom )
100,000 2.900
05/05/27
96,645
500,000 3.500
03/22/28
487,749
700,000 2.125
09/06/29
630,131
200,000 1.750
08/12/31
168,134
120,000 5.900
11/15/32
130,001
250,000 5.000
12/08/33
255,081
1,767,741
Energy – 0.9%
Canadian Natural Resources Ltd. ( Canada )
409,000 3.850
06/01/27
400,777
300,000 6.250
03/15/38
316,048
Canadian Natural Resources Ltd. , GMTN ( Canada )
364,000 4.950
06/01/47
327,938
Enbridge, Inc. ( Canada )
200,000 5.900
11/15/26
204,458
200,000 6.000
11/15/28
209,716
484,000 3.125
11/15/29
448,796
170,000 6.200
11/15/30
181,767
400,000 2.500
08/01/33
329,622
300,000 3.400
08/01/51
213,827

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Foreign Corporate Debt – (continued)
Energy – (continued)
( 3M U.S. T-Bill MMY +
3.903% )
$ 570,000 6.250%
03/01/78
(a)
$ 562,875
TotalEnergies Capital International SA ( France )
174,000 2.829
01/10/30
160,424
231,000 2.986
06/29/41
174,837
160,000 3.461
07/12/49
119,621
500,000 3.127
05/29/50
349,216
340,000 3.386
06/29/60
235,494
TotalEnergies Capital SA ( France )
96,000 3.883
10/11/28
94,080
950,000 5.150
04/05/34
967,339
1,190,000 5.488
04/05/54
1,208,824
TransCanada PipeLines Ltd. ( Canada )
665,000 6.200
10/15/37
710,165
650,000 7.625
01/15/39
776,974
150,000 5.100
03/15/49
144,077
8,136,875
Financial Company – 0.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
( Ireland )
952,000 2.450
10/29/26
911,371
300,000 3.000
10/29/28
280,745
200,000 5.100
01/19/29
202,130
632,000 3.300
01/30/32
561,331
300,000 3.400
10/29/33
261,365
480,000 3.850
10/29/41
395,550
( US 5 Year CMT T-Note +
2.720% )
490,000 6.950
03/10/55
(a)
507,855
3,120,347
Food and Beverage – 1.1%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide,
Inc. ( Belgium )
1,480,000 4.700
02/01/36
1,448,225
2,126,000 4.900
02/01/46
2,030,839
Anheuser-Busch InBev Finance, Inc. ( Belgium )
738,000 4.625
02/01/44
691,795
568,000 4.900
02/01/46
542,576
Anheuser-Busch InBev Worldwide, Inc. ( Belgium )
628,000 4.750
01/23/29
634,394
281,000 4.900
01/23/31
285,480
293,000 4.375
04/15/38
275,568
340,000 5.450
01/23/39
352,770
240,000 4.350
06/01/40
222,796
244,000 4.950
01/15/42
236,971
58,000 4.600
04/15/48
54,277
756,000 4.439
10/06/48
675,270
632,000 5.550
01/23/49
660,099
214,000 4.750
04/15/58
198,817
832,000 5.800
01/23/59
900,090
9,209,967
Forest Products & Paper – 0.2%
Suzano Austria GmbH ( Brazil )
1,118,000 6.000
01/15/29
1,133,886
Principal
Amount Interest Rate Maturity Date Value
a
Foreign Corporate Debt – (continued)
Forest Products & Paper – (continued)
Suzano Austria GmbH , Series DM3N ( Brazil )
$ 608,000 3.125%
01/15/32
$ 514,597
1,648,483
Insurance – 0.1%
AXA SA ( France )
560,000 8.600
12/15/30
668,822
Fairfax Financial Holdings Ltd. ( Canada )
300,000 6.350
03/22/54
318,783
987,605
Internet – 0.1%
Alibaba Group Holding Ltd. ( China )
400,000 2.700
02/09/41
286,855
400,000 4.400
12/06/57
337,235
500,000 3.250
02/09/61
328,014
952,104
Lodging – 0.1%
Sands China Ltd. ( Macau )
500,000 3.800
01/08/26
491,986
740,000 5.400
08/08/28
734,955
1,226,941
Mining – 0.3%
Barrick North America Finance LLC ( Canada )
750,000 5.750
05/01/43
774,902
Southern Copper Corp. ( Mexico )
941,000 7.500
07/27/35
1,085,376
186,000 6.750
04/16/40
203,470
76,000 5.250
11/08/42
70,593
86,000 5.875
04/23/45
86,363
Vale Overseas Ltd. ( Brazil )
200,000 6.875
11/10/39
218,428
500,000 6.400
06/28/54
509,805
2,948,937
Natural Gas – 0.1%
South Bow USA Infrastructure Holdings LLC ( Canada )
400,000 5.026
10/01/29
(b)
396,512
Semiconductors – 0.1%
TSMC Arizona Corp. ( Taiwan )
350,000 2.500
10/25/31
304,368
450,000 3.125
10/25/41
361,619
665,987
Technology – 0.2%
NXP BV / NXP Funding LLC / NXP USA, Inc. ( China )
640,000 4.300
06/18/29
626,059
226,000 3.400
05/01/30
209,510
263,000 2.500
05/11/31
227,821
393,000 2.650
02/15/32
337,058
285,000 5.000
01/15/33
283,306
1,683,754
Transportation – 0.1%
Canadian Pacific Railway Co. ( Canada )
880,000 2.450
12/02/31
766,643
400,000 6.125
09/15/15
430,379
1,197,022

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Foreign Corporate Debt – (continued)
Wireless – 0.1%
Rogers Communications, Inc. ( Canada )
$ 400,000 5.300%
02/15/34
$ 400,184
700,000 5.000
03/15/44
652,718
270,000 3.700
11/15/49
199,817
1,252,719
Wirelines – 0.6%
Bell Telephone Co. of Canada or Bell Canada ( Canada )
1,000,000 5.100
05/11/33
992,117
1,476,000 3.650
08/15/52
1,078,050
Deutsche Telekom International Finance BV ( Germany )
520,000 8.750
06/15/30
613,864
Orange SA ( France )
740,000 9.000
03/01/31
899,268
50,000 5.375
01/13/42
49,673
Telefonica Emisiones SA ( Spain )
500,000 7.045
06/20/36
566,342
700,000 4.895
03/06/48
628,557
4,827,871
TOTAL FOREIGN CORPORATE DEBT
(Cost $141,671,294)
140,121,385
Shares
Dividend
Rate Value
aa a
Investment Company – 0.9%
(c)
Goldman Sachs Financial Square Government Fund - Institutional
Shares
7,795,555 4.541% 7,795,555
(Cost $7,795,555)
TOTAL INVESTMENTS – 98.9%
(Cost $891,198,750)
$ 859,596,465
OTHER ASSETS IN EXCESS OF LIABILITIES
– 1.1%
9,339,264
NET ASSETS – 100.0%
$ 868,935,729
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)
Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on November 30, 2024.
(b)
Exempt from registration under Rule 144A of the Securities Act of 1933.
(c)
Represents an affiliated issuer.
Investment Abbreviations:
CMT — Constant Maturity Treasury Index
GMTN — Global Medium Term Note
LIBOR — London Interbank Offered Rate
LP — Limited Partnership
MMY — Money Market Yield
MTN — Medium Term Note
PLC — Public Limited Company
REIT — Real Estate Investment Trust
SOFR — Secured Overnight Financing Rate
SOFRINDX — Secured Overnight Financing Rate Index
T-Bill — Treasury Bill

GOLDMAN SACHS ACCESS TREASURY 0-1 YEAR ETF
Schedule of Investments
November 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
(a)
Maturity
Date Value
a
U.S. Treasury Bills - 92.3%
U.S. Treasury Bills
$ 204,000 4.489% 01/09/25 $ 203,036
216,000 4.489 01/09/25 214,980
24,000 4.513 01/09/25 23,887
36,000 4.526 01/09/25 35,830
168,000 4.526 01/09/25 167,206
60,000 4.529 01/09/25 59,717
48,000 4.594 01/09/25 47,773
128,000 4.596 01/09/25 127,395
80,000 4.596 01/09/25 79,622
496,000 4.613 01/09/25 493,657
33,898,400 4.621 01/09/25 33,738,268
250,000,000 4.621 01/09/25 248,819,031
91,000 4.881 01/09/25 90,570
234,000 4.881 01/09/25 232,895
478,700 4.892 01/09/25 476,439
156,000 4.897 01/09/25 155,263
78,000 4.902 01/09/25 77,632
234,000 4.902 01/09/25 232,895
182,000 4.907 01/09/25 181,140
68,000 4.912 01/09/25 67,679
429,000 4.912 01/09/25 426,973
26,000 4.927 01/09/25 25,877
156,000 4.949 01/09/25 155,263
390,000 4.949 01/09/25 388,158
104,000 4.984 01/09/25 103,509
65,000 4.990 01/09/25 64,693
819,000 4.994 01/09/25 815,131
52,000 5.000 01/09/25 51,754
91,000 5.072 01/09/25 90,570
65,000 5.072 01/09/25 64,693
195,000 5.104 01/09/25 194,079
61,159,900 5.148 01/09/25 60,870,988
450,000 4.503 01/14/25 447,605
425,000 4.503 01/14/25 422,738
50,000 4.519 01/14/25 49,734
225,000 4.524 01/14/25 223,803
200,000 4.524 01/14/25 198,936
125,000 4.539 01/14/25 124,335
105,000 4.571 01/14/25 104,441
70,000 4.572 01/14/25 69,627
280,000 4.572 01/14/25 278,510
105,000 4.572 01/14/25 104,441
100,000,000 4.583 01/14/25 99,467,782
8,782,800 4.583 01/14/25 8,736,056
352,000 4.589 01/14/25 350,127
89,042,200 4.807 01/14/25 88,568,302
50,000,000 4.807 01/14/25 49,733,891
130,000 4.475 01/16/25 129,277
221,000 4.475 01/16/25 219,770
104,000 4.475 01/16/25 103,421
26,000 4.484 01/16/25 25,855
104,000 4.504 01/16/25 103,421
78,000 4.504 01/16/25 77,566
39,000 4.504 01/16/25 38,783
65,000 4.524 01/16/25 64,638
78,000 4.526 01/16/25 77,566
117,000 4.527 01/16/25 116,349
52,000 4.529 01/16/25 51,711
78,000 4.530 01/16/25 77,566
26,000 4.535 01/16/25 25,855
Principal
Amount
Interest
Rate
(a)
Maturity
Date Value
a
U.S. Treasury Bills – (continued)
U.S. Treasury Bills – (continued)
$ 39,000 4.539% 01/16/25 $ 38,783
91,000 4.539 01/16/25 90,494
36,000 4.548 01/16/25 35,800
144,000 4.548 01/16/25 143,199
54,000 4.548 01/16/25 53,700
91,000 4.548 01/16/25 90,494
182,000 4.548 01/16/25 180,987
65,000 4.550 01/16/25 64,638
117,000 4.550 01/16/25 116,349
36,000 4.551 01/16/25 35,800
18,000 4.551 01/16/25 17,900
91,000 4.557 01/16/25 90,494
52,000 4.557 01/16/25 51,711
91,000 4.560 01/16/25 90,494
78,000 4.562 01/16/25 77,566
260,000 4.562 01/16/25 258,553
208,000 4.562 01/16/25 206,843
26,000 4.563 01/16/25 25,855
65,000 4.568 01/16/25 64,638
169,000 4.569 01/16/25 168,060
27,822,200 4.572 01/16/25 27,667,396
50,000,000 4.572 01/16/25 49,721,797
72,000 4.576 01/16/25 71,599
156,000 4.576 01/16/25 155,132
324,000 4.576 01/16/25 322,197
120,000 4.576 01/16/25 119,332
190,000 4.585 01/16/25 188,943
117,000 4.590 01/16/25 116,349
104,000 4.600 01/16/25 103,421
195,000 4.612 01/16/25 193,915
52,000 4.613 01/16/25 51,711
39,000 4.615 01/16/25 38,783
104,000 4.627 01/16/25 103,421
91,000 4.640 01/16/25 90,494
390,000 4.649 01/16/25 387,830
130,000 4.756 01/16/25 129,277
156,000 4.758 01/16/25 155,132
195,000 4.814 01/16/25 193,915
65,000 4.829 01/16/25 64,638
26,000 4.836 01/16/25 25,855
156,000 4.838 01/16/25 155,132
494,000 4.843 01/16/25 491,251
182,000 4.843 01/16/25 180,987
78,000 4.843 01/16/25 77,566
234,000 4.858 01/16/25 232,698
91,000 4.858 01/16/25 90,494
65,000 4.859 01/16/25 64,638
416,000 4.874 01/16/25 413,685
767,000 4.874 01/16/25 762,732
429,000 4.881 01/16/25 426,613
156,000 4.883 01/16/25 155,132
390,000 4.883 01/16/25 387,830
156,000 4.885 01/16/25 155,132
68,000 4.885 01/16/25 67,622
78,000 4.892 01/16/25 77,566
182,000 4.896 01/16/25 180,987
130,000 4.906 01/16/25 129,277
104,000 4.906 01/16/25 103,421
26,000 4.947 01/16/25 25,855
65,000 4.953 01/16/25 64,638

GOLDMAN SACHS ACCESS TREASURY 0-1 YEAR ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
(a)
Maturity
Date Value
a
U.S. Treasury Bills – (continued)
U.S. Treasury Bills – (continued)
$ 104,000 4.973% 01/16/25 $ 103,421
52,000 4.980 01/16/25 51,711
819,000 4.989 01/16/25 814,443
91,000 5.045 01/16/25 90,494
65,000 5.045 01/16/25 64,638
195,000 5.096 01/16/25 193,915
61,163,800 5.142 01/16/25 60,823,482
630,000 4.476 01/21/25 626,111
595,000 4.476 01/21/25 591,327
70,000 4.487 01/21/25 69,568
210,000 4.502 01/21/25 208,704
385,000 4.502 01/21/25 382,623
180,000 4.525 01/21/25 178,889
392,000 4.551 01/21/25 389,580
245,000 4.551 01/21/25 243,488
147,000 4.555 01/21/25 146,093
167,046,600 4.573 01/21/25 166,015,447
27,744,900 4.573 01/21/25 27,573,635
440,000 4.575 01/21/25 437,284
100,000,000 4.577 01/21/25 99,382,715
12,158,500 4.577 01/21/25 12,083,447
380,000 4.463 01/23/25 377,580
950,000 4.463 01/23/25 943,949
76,000 4.477 01/23/25 75,516
342,000 4.492 01/23/25 339,822
304,000 4.492 01/23/25 302,064
273,000 4.496 01/23/25 271,261
190,000 4.496 01/23/25 188,790
76,000 4.499 01/23/25 75,516
342,000 4.501 01/23/25 339,822
190,000 4.501 01/23/25 188,790
228,000 4.504 01/23/25 226,548
416,000 4.504 01/23/25 413,350
260,000 4.504 01/23/25 258,344
117,000 4.506 01/23/25 116,255
152,000 4.507 01/23/25 151,032
228,000 4.507 01/23/25 226,548
52,000 4.509 01/23/25 51,669
104,000 4.509 01/23/25 103,338
380,000 4.513 01/23/25 377,580
78,000 4.514 01/23/25 77,503
260,000 4.514 01/23/25 258,344
91,000 4.517 01/23/25 90,420
120,000 4.522 01/23/25 119,236
156,000 4.522 01/23/25 155,006
324,000 4.522 01/23/25 321,936
72,000 4.522 01/23/25 71,541
76,000 4.526 01/23/25 75,516
143,000 4.528 01/23/25 142,089
304,000 4.537 01/23/25 302,064
190,000 4.539 01/23/25 188,790
65,000 4.540 01/23/25 64,586
170,000 4.552 01/23/25 168,917
78,000 4.555 01/23/25 77,503
52,000 4.555 01/23/25 51,669
65,000 4.555 01/23/25 64,586
104,000 4.573 01/23/25 103,338
117,000 4.578 01/23/25 116,255
42,048,100 4.588 01/23/25 41,780,266
100,000,000 4.588 01/23/25 99,363,030
Principal
Amount
Interest
Rate
(a)
Maturity
Date Value
a
U.S. Treasury Bills – (continued)
U.S. Treasury Bills – (continued)
$ 390,000 4.590% 01/23/25 $ 387,516
91,000 4.592 01/23/25 90,420
52,000 4.599 01/23/25 51,669
104,000 4.600 01/23/25 103,338
39,000 4.608 01/23/25 38,752
130,000 4.719 01/23/25 129,172
104,000 4.725 01/23/25 103,338
52,000 4.725 01/23/25 51,669
195,000 4.797 01/23/25 193,758
156,000 4.806 01/23/25 155,006
26,000 4.813 01/23/25 25,834
65,000 4.823 01/23/25 64,586
78,000 4.828 01/23/25 77,503
91,000 4.830 01/23/25 90,420
234,000 4.830 01/23/25 232,509
338,000 4.837 01/23/25 335,847
91,000 4.837 01/23/25 90,420
65,000 4.839 01/23/25 64,586
182,000 4.840 01/23/25 180,841
767,000 4.843 01/23/25 762,114
416,000 4.843 01/23/25 413,350
182,000 4.846 01/23/25 180,841
494,000 4.846 01/23/25 490,853
78,000 4.846 01/23/25 77,503
26,000 4.865 01/23/25 25,834
68,000 4.867 01/23/25 67,567
156,000 4.878 01/23/25 155,006
390,000 4.878 01/23/25 387,516
156,000 4.880 01/23/25 155,006
234,000 4.885 01/23/25 232,509
65,000 4.914 01/23/25 64,586
52,000 4.931 01/23/25 51,669
819,000 4.959 01/23/25 813,783
104,000 4.967 01/23/25 103,338
156,000 5.030 01/23/25 155,006
195,000 5.079 01/23/25 193,758
16,482,900 5.141 01/23/25 16,377,909
40,277,000 5.141 01/23/25 40,020,448
63,000 4.442 01/30/25 62,542
243,000 4.472 01/30/25 241,234
117,000 4.472 01/30/25 116,150
90,000 4.472 01/30/25 89,346
54,000 4.472 01/30/25 53,607
140,000 4.485 01/30/25 138,982
82,000 4.486 01/30/25 81,404
697,000 4.492 01/30/25 691,934
410,000 4.492 01/30/25 407,020
328,000 4.492 01/30/25 325,616
336,000 4.497 01/30/25 333,558
378,000 4.497 01/30/25 375,252
40,000 4.498 01/30/25 39,709
70,000 4.498 01/30/25 69,491
189,000 4.500 01/30/25 187,626
210,000 4.506 01/30/25 208,474
210,000 4.506 01/30/25 208,474
378,000 4.506 01/30/25 375,252
84,000 4.507 01/30/25 83,389
200,000 4.507 01/30/25 198,546
60,000 4.507 01/30/25 59,564
81,000 4.510 01/30/25 80,411

GOLDMAN SACHS ACCESS TREASURY 0-1 YEAR ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
(a)
Maturity
Date Value
a
U.S. Treasury Bills – (continued)
U.S. Treasury Bills – (continued)
$ 420,000 4.511% 01/30/25 $ 416,947
252,000 4.512 01/30/25 250,168
114,000 4.525 01/30/25 113,171
171,000 4.525 01/30/25 169,757
456,000 4.525 01/30/25 452,685
294,000 4.527 01/30/25 291,863
126,000 4.527 01/30/25 125,084
45,000 4.534 01/30/25 44,673
114,000 4.539 01/30/25 113,171
57,000 4.539 01/30/25 56,586
84,000 4.540 01/30/25 83,389
123,000 4.541 01/30/25 122,106
328,000 4.557 01/30/25 325,616
72,000 4.577 01/30/25 71,477
72,000 4.582 01/30/25 71,477
63,000 4.584 01/30/25 62,542
81,000 4.593 01/30/25 80,411
32,202,000 4.599 01/30/25 31,967,935
150,000,000 4.599 01/30/25 148,909,705
54,000 4.600 01/30/25 53,607
45,000 4.600 01/30/25 44,673
36,000 4.600 01/30/25 35,738
270,000 4.601 01/30/25 268,037
36,000 4.606 01/30/25 35,738
27,000 4.611 01/30/25 26,804
72,000 4.706 01/30/25 71,477
36,000 4.706 01/30/25 35,738
90,000 4.712 01/30/25 89,346
135,000 4.794 01/30/25 134,019
18,000 4.818 01/30/25 17,869
45,000 4.822 01/30/25 44,673
108,000 4.831 01/30/25 107,215
288,000 4.851 01/30/25 285,907
531,000 4.851 01/30/25 527,140
45,000 4.853 01/30/25 44,673
126,000 4.855 01/30/25 125,084
126,000 4.856 01/30/25 125,084
54,000 4.856 01/30/25 53,607
342,000 4.856 01/30/25 339,514
52,000 4.861 01/30/25 51,622
234,000 4.861 01/30/25 232,299
63,000 4.861 01/30/25 62,542
54,000 4.865 01/30/25 53,607
108,000 4.873 01/30/25 107,215
72,000 4.890 01/30/25 71,477
90,000 4.890 01/30/25 89,346
18,000 4.902 01/30/25 17,869
45,000 4.934 01/30/25 44,673
36,000 4.961 01/30/25 35,738
567,000 4.971 01/30/25 562,879
39,645,000 4.985 01/30/25 39,356,835
108,000 4.478 02/13/25 107,040
189,000 4.478 02/13/25 187,321
702,000 4.479 02/13/25 695,762
182,000 4.481 02/13/25 180,383
141,000 4.490 02/13/25 139,747
546,000 4.490 02/13/25 541,148
234,000 4.499 02/13/25 231,921
130,000 4.500 02/13/25 128,845
648,000 4.502 02/13/25 642,242
Principal
Amount
Interest
Rate
(a)
Maturity
Date Value
a
U.S. Treasury Bills – (continued)
U.S. Treasury Bills – (continued)
$ 696,000 4.502% 02/13/25 $ 689,815
272,000 4.504 02/13/25 269,583
578,000 4.504 02/13/25 572,864
340,000 4.504 02/13/25 336,979
104,000 4.509 02/13/25 103,076
156,000 4.509 02/13/25 154,614
476,000 4.510 02/13/25 471,770
102,000 4.510 02/13/25 101,094
68,000 4.510 02/13/25 67,396
272,000 4.512 02/13/25 269,583
141,000 4.513 02/13/25 139,747
376,000 4.513 02/13/25 372,659
94,000 4.513 02/13/25 93,165
380,000 4.514 02/13/25 376,623
52,000 4.520 02/13/25 51,538
156,000 4.520 02/13/25 154,614
78,000 4.520 02/13/25 77,307
182,000 4.520 02/13/25 180,383
341,000 4.521 02/13/25 337,970
234,000 4.523 02/13/25 231,921
130,000 4.523 02/13/25 128,845
170,000 4.524 02/13/25 168,489
32,366,400 4.534 02/13/25 32,078,799
12,848,800 4.534 02/13/25 12,734,628
52,000 4.548 02/13/25 51,538
208,000 4.554 02/13/25 206,152
182,000 4.561 02/13/25 180,383
208,000 4.570 02/13/25 206,152
104,000 4.589 02/13/25 103,076
234,000 4.590 02/13/25 231,921
104,000 4.592 02/13/25 103,076
130,000 4.592 02/13/25 128,845
156,000 4.592 02/13/25 154,614
78,000 4.595 02/13/25 77,307
780,000 4.598 02/13/25 773,069
260,000 4.648 02/13/25 257,690
104,000 4.664 02/13/25 103,076
208,000 4.664 02/13/25 206,152
390,000 4.757 02/13/25 386,535
130,000 4.772 02/13/25 128,845
52,000 4.784 02/13/25 51,538
156,000 4.797 02/13/25 154,614
988,000 4.797 02/13/25 979,221
364,000 4.797 02/13/25 360,766
312,000 4.809 02/13/25 309,228
130,000 4.819 02/13/25 128,845
1,534,000 4.820 02/13/25 1,520,369
832,000 4.820 02/13/25 824,607
312,000 4.824 02/13/25 309,228
322,000 4.851 02/13/25 319,139
260,000 4.862 02/13/25 257,690
208,000 4.862 02/13/25 206,152
124,000 4.865 02/13/25 122,898
161,000 4.867 02/13/25 159,569
598,000 4.867 02/13/25 592,686
15,762,900 4.885 02/13/25 15,622,834
138,000 4.888 02/13/25 136,774
46,000 4.923 02/13/25 45,591
1,449,000 4.985 02/13/25 1,436,125
90,403,000 5.011 02/13/25 89,599,699

GOLDMAN SACHS ACCESS TREASURY 0-1 YEAR ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
(a)
Maturity
Date Value
a
U.S. Treasury Bills – (continued)
U.S. Treasury Bills – (continued)
$ 20,000,000 5.011% 02/13/25 $ 19,822,284
468,000 4.466 02/18/25 463,584
442,000 4.466 02/18/25 437,829
135,000 4.471 02/18/25 133,726
52,000 4.477 02/18/25 51,509
378,000 4.485 02/18/25 374,433
81,000 4.485 02/18/25 80,236
111,000 4.489 02/18/25 109,953
162,000 4.491 02/18/25 160,471
108,000 4.491 02/18/25 106,981
111,000 4.493 02/18/25 109,953
296,000 4.493 02/18/25 293,207
74,000 4.493 02/18/25 73,302
162,000 4.508 02/18/25 160,471
270,000 4.511 02/18/25 267,452
208,000 4.518 02/18/25 206,037
135,000 4.520 02/18/25 133,726
243,000 4.520 02/18/25 240,707
54,000 4.529 02/18/25 53,490
54,000 4.546 02/18/25 53,490
100,000,000 4.584 02/18/25 99,056,407
45,208,000 4.584 02/18/25 44,781,420
364,000 4.454 02/20/25 360,476
182,000 4.454 02/20/25 180,238
540,000 4.456 02/20/25 534,773
162,000 4.456 02/20/25 160,432
234,000 4.458 02/20/25 231,735
182,000 4.460 02/20/25 180,238
189,000 4.466 02/20/25 187,170
108,000 4.466 02/20/25 106,955
312,000 4.468 02/20/25 308,980
144,000 4.468 02/20/25 142,606
648,000 4.468 02/20/25 641,727
240,000 4.468 02/20/25 237,677
72,000 4.473 02/20/25 71,303
36,000 4.473 02/20/25 35,652
380,000 4.485 02/20/25 376,322
162,000 4.486 02/20/25 160,432
108,000 4.486 02/20/25 106,955
130,000 4.494 02/20/25 128,742
1,491,000 4.495 02/20/25 1,476,567
50,000,000 4.495 02/20/25 49,515,994
135,000 4.496 02/20/25 133,693
52,000 4.498 02/20/25 51,497
81,000 4.501 02/20/25 80,216
189,000 4.501 02/20/25 187,170
208,000 4.503 02/20/25 205,987
442,000 4.503 02/20/25 437,721
260,000 4.503 02/20/25 257,483
162,000 4.503 02/20/25 160,432
280,000 4.504 02/20/25 277,290
288,000 4.505 02/20/25 285,212
180,000 4.505 02/20/25 178,258
135,000 4.506 02/20/25 133,693
243,000 4.506 02/20/25 240,648
54,000 4.507 02/20/25 53,477
81,000 4.513 02/20/25 80,216
378,000 4.513 02/20/25 374,341
342,000 4.514 02/20/25 338,689
208,000 4.522 02/20/25 205,987
Principal
Amount
Interest
Rate
(a)
Maturity
Date Value
a
U.S. Treasury Bills – (continued)
U.S. Treasury Bills – (continued)
$ 54,000 4.540% 02/20/25 $ 53,477
390,000 4.543 02/20/25 386,225
780,000 4.544 02/20/25 772,450
208,000 4.546 02/20/25 205,987
182,000 4.548 02/20/25 180,238
104,000 4.561 02/20/25 102,993
234,000 4.564 02/20/25 231,735
78,000 4.571 02/20/25 77,245
3,098,000 4.576 02/20/25 3,068,011
260,000 4.642 02/20/25 257,483
208,000 4.642 02/20/25 205,987
104,000 4.642 02/20/25 102,993
390,000 4.703 02/20/25 386,225
52,000 4.731 02/20/25 51,497
130,000 4.739 02/20/25 128,742
156,000 4.754 02/20/25 154,490
988,000 4.754 02/20/25 978,436
364,000 4.754 02/20/25 360,476
312,000 4.761 02/20/25 308,980
832,000 4.770 02/20/25 823,946
1,534,000 4.770 02/20/25 1,519,151
130,000 4.793 02/20/25 128,742
312,000 4.800 02/20/25 308,980
260,000 4.834 02/20/25 257,483
208,000 4.834 02/20/25 205,987
56,000 4.838 02/20/25 55,458
104,000 4.850 02/20/25 102,993
28,000 4.850 02/20/25 27,729
24,000 4.854 02/20/25 23,768
24,000 4.863 02/20/25 23,768
100,000,000 4.880 02/20/25 99,031,988
15,162,400 4.880 02/20/25 15,015,626
8,000 4.910 02/20/25 7,923
252,000 4.924 02/20/25 249,561
13,707,600 5.069 02/20/25 13,574,909
108,000 4.489 02/25/25 106,889
162,000 4.489 02/25/25 160,334
111,000 4.491 02/25/25 109,858
52,000 4.493 02/25/25 51,465
208,000 4.495 02/25/25 205,861
442,000 4.495 02/25/25 437,454
260,000 4.495 02/25/25 257,326
189,000 4.499 02/25/25 187,056
81,000 4.499 02/25/25 80,167
459,000 4.501 02/25/25 454,280
111,000 4.503 02/25/25 109,858
370,000 4.503 02/25/25 366,195
208,000 4.506 02/25/25 205,861
135,000 4.510 02/25/25 133,612
54,000 4.516 02/25/25 53,445
243,000 4.519 02/25/25 240,501
135,000 4.519 02/25/25 133,612
162,000 4.527 02/25/25 160,334
54,000 4.534 02/25/25 53,445
145,208,000 4.583 02/25/25 143,714,650
182,000 4.430 02/27/25 180,081
540,000 4.444 02/27/25 534,308
162,000 4.444 02/27/25 160,292
234,000 4.450 02/27/25 231,533
182,000 4.463 02/27/25 180,081

GOLDMAN SACHS ACCESS TREASURY 0-1 YEAR ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
(a)
Maturity
Date Value
a
U.S. Treasury Bills – (continued)
U.S. Treasury Bills – (continued)
$ 364,000 4.463% 02/27/25 $ 360,163
144,000 4.466 02/27/25 142,482
240,000 4.466 02/27/25 237,470
648,000 4.466 02/27/25 641,169
312,000 4.466 02/27/25 308,711
104,000 4.474 02/27/25 102,904
156,000 4.474 02/27/25 154,355
130,000 4.476 02/27/25 128,630
380,000 4.479 02/27/25 375,994
297,000 4.479 02/27/25 293,869
130,000 4.485 02/27/25 128,630
234,000 4.485 02/27/25 231,533
108,000 4.492 02/27/25 106,861
342,000 4.494 02/27/25 338,395
78,000 4.495 02/27/25 77,178
364,000 4.496 02/27/25 360,163
182,000 4.497 02/27/25 180,081
78,000 4.497 02/27/25 77,178
108,000 4.500 02/27/25 106,861
288,000 4.500 02/27/25 284,964
72,000 4.500 02/27/25 71,241
260,000 4.502 02/27/25 257,259
208,000 4.502 02/27/25 205,807
442,000 4.502 02/27/25 437,341
52,000 4.502 02/27/25 51,452
52,000 4.507 02/27/25 51,452
130,000 4.507 02/27/25 128,630
4,426,500 4.509 02/27/25 4,379,837
150,000,000 4.509 02/27/25 148,418,754
156,000 4.512 02/27/25 154,355
424,000 4.515 02/27/25 419,530
780,000 4.517 02/27/25 771,778
52,000 4.524 02/27/25 51,452
104,000 4.532 02/27/25 102,904
130,000 4.532 02/27/25 128,630
156,000 4.532 02/27/25 154,355
208,000 4.536 02/27/25 205,807
208,000 4.536 02/27/25 205,807
104,000 4.550 02/27/25 102,904
182,000 4.558 02/27/25 180,081
78,000 4.559 02/27/25 77,178
234,000 4.573 02/27/25 231,533
312,000 4.630 02/27/25 308,711
260,000 4.633 02/27/25 257,259
390,000 4.707 02/27/25 385,889
312,000 4.733 02/27/25 308,711
52,000 4.740 02/27/25 51,452
130,000 4.741 02/27/25 128,630
130,000 4.765 02/27/25 128,630
988,000 4.770 02/27/25 977,585
364,000 4.770 02/27/25 360,163
156,000 4.770 02/27/25 154,355
1,534,000 4.773 02/27/25 1,517,829
832,000 4.773 02/27/25 823,229
312,000 4.796 02/27/25 308,711
260,000 4.835 02/27/25 257,259
208,000 4.835 02/27/25 205,807
6,858,000 4.843 02/27/25 6,785,705
100,000,000 4.865 02/27/25 98,945,836
22,736,500 4.865 02/27/25 22,496,820
Principal
Amount
Interest
Rate
(a)
Maturity
Date Value
a
U.S. Treasury Bills – (continued)
U.S. Treasury Bills – (continued)
$ 70,370,600 4.456% 03/06/25 $ 69,570,072
54,000 4.469 03/06/25 53,386
91,000 4.470 03/06/25 89,965
39,000 4.471 03/06/25 38,556
39,000 4.474 03/06/25 38,556
78,000 4.474 03/06/25 77,113
104,000 4.474 03/06/25 102,817
65,000 4.476 03/06/25 64,261
26,000 4.476 03/06/25 25,704
130,000 4.478 03/06/25 128,521
130,000 4.479 03/06/25 128,521
221,000 4.479 03/06/25 218,486
104,000 4.479 03/06/25 102,817
26,000 4.480 03/06/25 25,704
26,000 4.483 03/06/25 25,704
65,000 4.487 03/06/25 64,261
117,000 4.487 03/06/25 115,669
104,000 4.493 03/06/25 102,817
54,000 4.500 03/06/25 53,386
144,000 4.500 03/06/25 142,362
36,000 4.500 03/06/25 35,590
78,000 4.504 03/06/25 77,113
112,000 4.506 03/11/25 110,654
80,000,000 4.508 03/11/25 79,038,348
112,000 4.503 03/18/25 110,566
80,000,000 4.503 03/18/25 78,975,994
112,797,800 4.408 03/20/25 111,337,080
126,000 4.448 03/20/25 124,368
84,000 4.448 03/20/25 82,912
105,000 4.453 03/20/25 103,640
126,000 4.459 03/20/25 124,368
189,000 4.461 03/20/25 186,552
168,000 4.461 03/20/25 165,824
42,000 4.464 03/20/25 41,456
210,000 4.469 03/20/25 207,281
42,000 4.471 03/20/25 41,456
84,000 4.471 03/20/25 82,912
364,000 4.474 03/20/25 359,286
42,000 4.477 03/20/25 41,456
105,000 4.479 03/20/25 103,640
189,000 4.480 03/20/25 186,552
160,000 4.480 03/20/25 157,928
168,000 4.482 03/20/25 165,824
357,000 4.482 03/20/25 352,377
210,000 4.482 03/20/25 207,281
352,000 4.504 03/25/25 347,192
250,000,000 4.510 03/25/25 246,585,117
169,515,900 4.388 03/27/25 167,164,741
62,000 4.423 03/27/25 61,140
155,000 4.432 03/27/25 152,850
248,000 4.447 03/27/25 244,560
310,000 4.447 03/27/25 305,700
527,000 4.447 03/27/25 519,691
93,000 4.449 03/27/25 91,710
248,000 4.449 03/27/25 244,560
186,000 4.449 03/27/25 183,420
310,000 4.453 03/27/25 305,700
84,000 4.460 03/27/25 82,835
42,000 4.460 03/27/25 41,417
62,000 4.469 03/27/25 61,140

GOLDMAN SACHS ACCESS TREASURY 0-1 YEAR ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
(a)
Maturity
Date Value
a
U.S. Treasury Bills – (continued)
U.S. Treasury Bills – (continued)
$ 217,000 4.469% 03/27/25 $ 213,990
93,000 4.469 03/27/25 91,710
29,000 4.472 03/27/25 28,598
546,000 4.476 03/27/25 538,427
240,000 4.479 03/27/25 236,671
62,000 4.481 03/27/25 61,140
78,000 4.418 04/03/25 76,859
52,000 4.418 04/03/25 51,239
91,000 4.425 04/03/25 89,669
39,000 4.425 04/03/25 38,429
221,000 4.438 04/03/25 217,767
234,000 4.438 04/03/25 230,577
26,000 4.442 04/03/25 25,620
39,000 4.442 04/03/25 38,429
78,000 4.442 04/03/25 76,859
104,000 4.442 04/03/25 102,478
36,000 4.444 04/03/25 35,473
18,000 4.444 04/03/25 17,737
65,000 4.445 04/03/25 64,049
117,000 4.445 04/03/25 115,288
65,000 4.445 04/03/25 64,049
26,000 4.451 04/03/25 25,620
54,000 4.454 04/03/25 53,210
144,000 4.454 04/03/25 141,893
36,000 4.454 04/03/25 35,473
78,000 4.455 04/03/25 76,859
104,000 4.467 04/03/25 102,478
26,000 4.479 04/03/25 25,620
72,677,000 4.527 04/03/25 71,613,717
130,000 4.392 04/10/25 127,985
78,000 4.397 04/10/25 76,791
52,000 4.397 04/10/25 51,194
591,000 4.427 04/10/25 581,839
26,000 4.429 04/10/25 25,597
182,000 4.433 04/10/25 179,179
65,000 4.437 04/10/25 63,992
26,000 4.442 04/10/25 25,597
182,000 4.445 04/10/25 179,179
39,000 4.445 04/10/25 38,395
26,000 4.446 04/10/25 25,597
104,000 4.446 04/10/25 102,388
221,000 4.446 04/10/25 217,574
130,000 4.446 04/10/25 127,985
18,000 4.448 04/10/25 17,721
36,000 4.448 04/10/25 35,442
78,000 4.450 04/10/25 76,791
54,000 4.452 04/10/25 53,163
180,000 4.452 04/10/25 177,210
104,000 4.466 04/10/25 102,388
25,000,000 4.488 04/10/25 24,612,464
47,677,000 4.488 04/10/25 46,937,939
120,000 4.394 04/24/25 117,949
280,000 4.394 04/24/25 275,215
240,000 4.399 04/24/25 235,899
160,000 4.399 04/24/25 157,266
200,000 4.415 04/24/25 196,582
360,000 4.415 04/24/25 353,848
80,000 4.427 04/24/25 78,633
120,000 4.447 04/24/25 117,949
560,000 4.447 04/24/25 550,431
Principal
Amount
Interest
Rate
(a)
Maturity
Date Value
a
U.S. Treasury Bills – (continued)
U.S. Treasury Bills – (continued)
$ 80,000 4.448% 04/24/25 $ 78,633
80,000 4.450 04/24/25 78,633
400,000 4.453 04/24/25 393,165
680,000 4.453 04/24/25 668,380
320,000 4.453 04/24/25 314,532
200,000 4.455 04/24/25 196,582
110,000 4.458 04/24/25 108,120
55,000 4.458 04/24/25 54,060
240,000 4.462 04/24/25 235,899
165,000 4.471 04/24/25 162,181
440,000 4.471 04/24/25 432,481
110,000 4.471 04/24/25 108,120
312,000 4.473 04/24/25 306,669
217,855,000 4.488 04/24/25 214,132,389
294,000 4.099 05/15/25 288,271
840,000 4.099 05/15/25 823,633
252,000 4.099 05/15/25 247,090
624,000 4.102 05/15/25 611,842
1,053,000 4.102 05/15/25 1,032,483
507,000 4.102 05/15/25 497,121
574,000 4.108 05/15/25 562,816
287,000 4.108 05/15/25 281,408
539,000 4.114 05/15/25 528,498
369,000 4.117 05/15/25 361,810
600,000 4.124 05/15/25 588,309
168,000 4.125 05/15/25 164,727
294,000 4.125 05/15/25 288,271
205,000 4.128 05/15/25 201,006
1,230,000 4.182 05/15/25 1,206,034
492,000 4.206 05/15/25 482,414
410,000 4.216 05/15/25 402,011
164,000 4.280 05/15/25 160,805
246,000 4.280 05/15/25 241,207
205,000 4.280 05/15/25 201,006
615,000 4.317 05/15/25 603,017
328,000 4.326 05/15/25 321,609
336,000 4.333 05/15/25 329,453
287,000 4.339 05/15/25 281,408
205,000 4.353 05/15/25 201,006
84,000 4.353 05/15/25 82,363
492,000 4.364 05/15/25 482,414
126,000 4.371 05/15/25 123,545
294,000 4.371 05/15/25 288,271
168,000 4.373 05/15/25 164,727
252,000 4.373 05/15/25 247,090
84,000 4.380 05/15/25 82,363
205,000 4.385 05/15/25 201,006
82,000 4.387 05/15/25 80,402
369,000 4.387 05/15/25 361,810
168,000 4.396 05/15/25 164,727
210,000 4.404 05/15/25 205,908
378,000 4.404 05/15/25 370,635
126,000 4.423 05/15/25 123,545
246,000 4.426 05/15/25 241,207
574,000 4.426 05/15/25 562,816
1,558,000 4.426 05/15/25 1,527,643
492,000 4.428 05/15/25 482,414
324,000 4.438 05/15/25 317,687
42,581,000 4.441 05/15/25 41,751,323
2,419,000 4.443 05/15/25 2,371,867

GOLDMAN SACHS ACCESS TREASURY 0-1 YEAR ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
(a)
Maturity
Date Value
a
U.S. Treasury Bills – (continued)
U.S. Treasury Bills – (continued)
$ 1,312,000 4.443% 05/15/25 $ 1,286,436
252,000 4.449 05/15/25 247,090
98,000 4.449 05/15/25 96,090
833,000 4.454 05/15/25 816,769
490,000 4.454 05/15/25 480,453
392,000 4.454 05/15/25 384,362
640,000 4.455 05/15/25 627,530
720,000 4.455 05/15/25 705,971
540,000 4.461 05/15/25 529,478
864,000 4.461 05/15/25 847,165
632,000 4.464 05/15/25 619,686
245,000 4.473 05/15/25 240,226
175,000,000 4.474 05/15/25 171,590,183
738,000 4.518 05/15/25 723,620
287,000 4.518 05/15/25 281,408
738,000 4.524 05/15/25 723,620
574,000 4.527 05/15/25 562,816
154,300 4.537 05/15/25 151,294
220,000 4.537 05/15/25 215,713
1,066,000 4.544 05/15/25 1,045,229
287,000 4.544 05/15/25 281,408
1,230,000 4.545 05/15/25 1,206,034
492,000 4.545 05/15/25 482,414
246,000 4.560 05/15/25 241,207
82,000 4.591 05/15/25 80,402
205,000 4.607 05/15/25 201,006
164,000 4.623 05/15/25 160,805
328,000 4.663 05/15/25 321,609
2,583,000 4.665 05/15/25 2,532,671
287,000 4.789 05/15/25 281,408
205,000 4.789 05/15/25 201,006
615,000 4.875 05/15/25 603,017
228,000 4.899 05/15/25 223,557
504,000 4.916 05/15/25 494,180
820,000 4.955 05/15/25 804,023
246,000 4.961 05/15/25 241,207
82,000 4.961 05/15/25 80,402
246,000 4.976 05/15/25 241,207
336,000 5.074 05/15/25 329,453
172,000 5.084 05/15/25 168,649
215,000 5.084 05/15/25 210,811
252,000 5.124 05/15/25 247,090
205,000 5.131 05/15/25 201,006
420,000 5.149 05/15/25 411,816
294,000 5.149 05/15/25 288,272
336,000 5.149 05/15/25 329,453
123,000 5.158 05/15/25 120,603
246,000 5.158 05/15/25 241,207
164,000 5.164 05/15/25 160,805
615,000 5.164 05/15/25 603,017
287,000 5.164 05/15/25 281,408
533,000 5.166 05/15/25 522,615
168,000 5.171 05/15/25 164,727
84,000 5.171 05/15/25 82,363
126,000 5.175 05/15/25 123,545
1,469,300 5.184 05/15/25 1,440,671
164,000 5.193 05/15/25 160,805
533,000 5.222 05/15/25 522,615
56,000 5.241 05/15/25 54,909
150,000,000 5.263 05/15/25 147,077,299
Principal
Amount
Interest
Rate
(a)
Maturity
Date Value
a
U.S. Treasury Bills – (continued)
U.S. Treasury Bills – (continued)
$ 28,822,900 5.263% 05/15/25 $ 28,261,295
6,088,500 5.286 05/15/25 5,969,868
150,000,000 4.458 05/22/25 146,953,106
208,000 4.468 05/22/25 203,775
50,000,000 4.459 05/29/25 48,941,900
19,642,600 4.459 05/29/25 19,226,923
96,000 4.469 05/29/25 93,968
344,000 4.379 06/12/25 336,273
344,000 4.379 06/12/25 336,273
731,000 4.379 06/12/25 714,581
430,000 4.379 06/12/25 420,342
59,000 4.380 06/12/25 57,675
118,000 4.380 06/12/25 115,350
767,000 4.382 06/12/25 749,772
215,000 4.388 06/12/25 210,171
258,000 4.390 06/12/25 252,205
344,000 4.390 06/12/25 336,273
129,000 4.390 06/12/25 126,103
86,000 4.395 06/12/25 84,068
209,262,100 5.198 06/12/25 204,561,856
28,361,500 5.198 06/12/25 27,724,471
232,000 4.211 07/10/25 226,080
348,000 4.211 07/10/25 339,120
290,000 4.211 07/10/25 282,600
119,000 4.246 07/10/25 115,963
144,000 4.247 07/10/25 140,325
136,000 4.248 07/10/25 132,530
54,000 4.273 07/10/25 52,622
126,000 4.273 07/10/25 122,785
36,000 4.281 07/10/25 35,081
72,000 4.289 07/10/25 70,163
180,000 4.290 07/10/25 175,407
36,000 4.291 07/10/25 35,081
54,000 4.313 07/10/25 52,622
162,000 4.331 07/10/25 157,866
90,000 4.331 07/10/25 87,703
153,000 4.336 07/10/25 149,096
136,000 4.352 07/10/25 132,530
72,000 4.356 07/10/25 70,163
34,000 4.373 07/10/25 33,132
136,000 4.387 07/10/25 132,530
170,000 4.387 07/10/25 165,662
289,000 4.387 07/10/25 281,625
48,000 4.391 07/10/25 46,775
72,000 4.391 07/10/25 70,163
192,000 4.391 07/10/25 187,101
108,000 4.399 07/10/25 105,244
102,000 4.404 07/10/25 99,397
136,000 4.404 07/10/25 132,530
51,000 4.404 07/10/25 49,699
90,000 4.417 07/10/25 87,703
84,000 4.854 07/10/25 81,856
76,246,300 4.859 07/10/25 74,300,643
140,000 4.883 07/10/25 136,427
1,244,000 4.898 07/10/25 1,212,256
6,772,500 4.929 07/10/25 6,599,679
9,529,400 4.939 07/10/25 9,286,228
204,000 3.964 08/07/25 198,133
680,000 3.964 08/07/25 660,442
170,000 3.978 08/07/25 165,111

GOLDMAN SACHS ACCESS TREASURY 0-1 YEAR ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
(a)
Maturity
Date Value
a
U.S. Treasury Bills – (continued)
U.S. Treasury Bills – (continued)
$ 238,000 3.986% 08/07/25 $ 231,155
440,000 4.000 08/07/25 427,345
693,000 4.016 08/07/25 673,068
310,000 4.022 08/07/25 301,084
403,000 4.022 08/07/25 391,409
1,023,000 4.022 08/07/25 993,577
136,000 4.029 08/07/25 132,088
238,000 4.029 08/07/25 231,155
1,020,000 4.033 08/07/25 990,663
272,000 4.033 08/07/25 264,177
136,000 4.033 08/07/25 132,088
490,000 4.061 08/07/25 475,907
297,000 4.065 08/07/25 288,458
340,000 4.076 08/07/25 330,221
510,000 4.120 08/07/25 495,332
68,000 4.147 08/07/25 66,044
408,000 4.162 08/07/25 396,265
170,000 4.178 08/07/25 165,111
170,000 4.184 08/07/25 165,111
680,000 4.252 08/07/25 660,442
1,292,000 4.252 08/07/25 1,254,840
272,000 4.262 08/07/25 264,177
231,000 4.264 08/07/25 224,356
264,000 4.273 08/07/25 256,407
198,000 4.273 08/07/25 192,305
297,000 4.273 08/07/25 288,458
1,088,000 4.280 08/07/25 1,056,707
2,006,000 4.280 08/07/25 1,948,304
408,000 4.292 08/07/25 396,265
102,000 4.298 08/07/25 99,066
238,000 4.298 08/07/25 231,155
136,000 4.309 08/07/25 132,088
68,000 4.316 08/07/25 66,044
204,000 4.320 08/07/25 198,133
136,000 4.320 08/07/25 132,088
68,000 4.327 08/07/25 66,044
102,000 4.343 08/07/25 99,066
297,000 4.357 08/07/25 288,458
306,000 4.362 08/07/25 297,199
170,000 4.362 08/07/25 165,111
264,000 4.382 08/07/25 256,407
138,000 4.388 08/07/25 134,031
66,000 4.394 08/07/25 64,102
297,000 4.404 08/07/25 288,458
264,000 4.404 08/07/25 256,407
230,000 4.407 08/07/25 223,385
368,000 4.407 08/07/25 357,416
340,000 4.407 08/07/25 330,221
272,000 4.407 08/07/25 264,177
330,000 4.408 08/07/25 320,509
561,000 4.408 08/07/25 544,865
264,000 4.408 08/07/25 256,407
204,000 4.414 08/07/25 198,133
170,000 4.416 08/07/25 165,111
166,539,500 4.458 08/07/25 161,749,540
46,587,700 3.981 09/04/25 45,099,404
168,000 4.007 09/04/25 162,633
65,000 4.007 09/04/25 62,923
36,000 4.398 09/04/25 34,850
64,000 4.398 09/04/25 61,955
Principal
Amount
Interest
Rate
(a)
Maturity
Date Value
a
U.S. Treasury Bills – (continued)
U.S. Treasury Bills – (continued)
$ 16,000 4.404% 09/04/25 $ 15,489
24,000 4.414 09/04/25 23,233
36,000 4.414 09/04/25 34,850
96,000 4.414 09/04/25 92,933
136,000 4.425 09/04/25 131,655
80,000 4.425 09/04/25 77,444
64,000 4.425 09/04/25 61,955
88,000 4.428 09/04/25 85,189
48,000 4.428 09/04/25 46,467
45,000 4.432 09/04/25 43,562
336,000 4.225 10/02/25 324,281
287,000 4.244 10/02/25 276,990
328,000 4.246 10/02/25 316,560
294,000 4.267 10/02/25 283,745
126,000 4.267 10/02/25 121,605
150,000,000 4.274 10/02/25 144,768,105
22,819,700 4.274 10/02/25 22,023,765
168,000 4.278 10/02/25 162,140
252,000 4.283 10/02/25 243,210
168,000 4.283 10/02/25 162,140
51,408,200 4.285 10/02/25 49,615,118
84,000 4.290 10/02/25 81,070
84,000 4.295 10/02/25 81,070
126,000 4.311 10/02/25 121,605
369,000 4.319 10/02/25 356,130
210,000 4.347 10/02/25 202,675
378,000 4.347 10/02/25 364,816
328,000 4.382 10/02/25 316,560
114,000 4.385 10/02/25 110,024
57,000 4.385 10/02/25 55,012
82,000 4.397 10/02/25 79,140
738,000 4.418 10/02/25 712,259
697,000 4.418 10/02/25 672,689
114,000 4.419 10/02/25 110,024
456,000 4.419 10/02/25 440,095
171,000 4.419 10/02/25 165,036
205,000 4.421 10/02/25 197,850
252,000 4.421 10/02/25 243,210
697,000 4.439 10/02/25 672,689
42,183,000 4.321 10/30/25 40,587,462
82,165,000 4.361 10/30/25 79,057,175
33,000 4.366 10/30/25 31,752
16,000 4.376 10/30/25 15,395
176,000 4.382 10/30/25 169,343
33,000 4.390 10/30/25 31,752
88,000 4.390 10/30/25 84,671
22,000 4.390 10/30/25 21,168
64,000 4.393 10/30/25 61,579
136,000 4.393 10/30/25 130,856
80,000 4.393 10/30/25 76,974
64,000 4.421 10/30/25 61,579
48,000 4.421 10/30/25 46,184
24,000 4.421 10/30/25 23,092
88,912,400 4.365 11/28/25 85,263,427
128,000 4.381 11/28/25 122,747
5,249,030,473
TOTAL U.S. TREASURY BILLS
(Cost $5,245,642,526)
5,249,030,473

GOLDMAN SACHS ACCESS TREASURY 0-1 YEAR ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
(a)
Maturity
Date Value
a
U.S. Treasury Notes - 7.6%
U.S. Treasury Notes
$ 560,000 4.541% 01/31/25 $ 558,097
342,000 4.543 01/31/25 340,838
1,014,000 4.548 01/31/25 1,010,554
216,000 4.558 01/31/25 215,266
360,000 4.558 01/31/25 358,777
972,000 4.558 01/31/25 968,697
468,000 4.558 01/31/25 466,410
273,000 4.570 01/31/25 272,072
156,000 4.570 01/31/25 155,470
273,000 4.572 01/31/25 272,072
266,000 4.575 01/31/25 265,096
532,000 4.575 01/31/25 530,192
506,000 4.578 01/31/25 504,280
76,000 4.579 01/31/25 75,742
156,000 4.582 01/31/25 155,470
234,000 4.582 01/31/25 233,205
304,000 4.583 01/31/25 302,967
78,000 4.601 01/31/25 77,735
351,000 4.606 01/31/25 349,807
195,000 4.607 01/31/25 194,337
159,000 4.608 01/31/25 158,460
195,000 4.613 01/31/25 194,337
152,000 4.614 01/31/25 151,483
190,000 4.614 01/31/25 189,354
228,000 4.614 01/31/25 227,225
195,000 4.616 01/31/25 194,337
234,000 4.618 01/31/25 233,205
304,000 4.618 01/31/25 302,967
646,000 4.619 01/31/25 643,805
380,000 4.619 01/31/25 378,709
304,000 4.619 01/31/25 302,967
117,000 4.626 01/31/25 116,602
273,000 4.626 01/31/25 272,072
1,170,000 4.633 01/31/25 1,166,024
689,000 4.634 01/31/25 686,658
156,000 4.644 01/31/25 155,470
646,000 4.649 01/31/25 643,805
266,000 4.654 01/31/25 265,096
312,000 4.659 01/31/25 310,940
78,000 4.662 01/31/25 77,735
117,000 4.665 01/31/25 116,602
342,000 4.718 01/31/25 340,838
468,000 4.722 01/31/25 466,410
390,000 4.739 01/31/25 388,675
585,000 4.832 01/31/25 583,012
78,000 4.840 01/31/25 77,735
468,000 4.841 01/31/25 466,410
195,000 4.848 01/31/25 194,337
195,000 4.857 01/31/25 194,337
468,000 4.865 01/31/25 466,410
1,482,000 4.873 01/31/25 1,476,964
546,000 4.873 01/31/25 544,144
234,000 4.873 01/31/25 233,205
3,549,000 4.897 01/31/25 3,536,939
546,000 4.904 01/31/25 544,144
208,000 4.920 01/31/25 207,293
78,000 4.921 01/31/25 77,735
702,000 4.926 01/31/25 699,614
1,014,000 4.927 01/31/25 1,010,554
273,000 4.927 01/31/25 272,072
Principal
Amount
Interest
Rate
(a)
Maturity
Date Value
a
U.S. Treasury Notes – (continued)
U.S. Treasury Notes – (continued)
$ 234,000 4.934% 01/31/25 $ 233,205
2,457,000 4.957 01/31/25 2,448,650
195,000 4.967 01/31/25 194,337
156,000 4.987 01/31/25 155,470
9,457,100 5.299 01/31/25 9,424,961
160,003,400 5.311 01/31/25 159,459,638
17,184,600 5.312 01/31/25 17,126,199
79,000 4.292 03/15/25 78,389
42,000 4.302 03/15/25 41,675
78,000 4.324 03/15/25 77,397
162,000 4.324 03/15/25 160,747
96,000 4.324 03/15/25 95,257
54,000 4.324 03/15/25 53,582
30,000 4.344 03/15/25 29,768
90,000 4.348 03/15/25 89,304
42,000 4.349 03/15/25 41,675
84,000 4.349 03/15/25 83,350
180,000 4.385 03/15/25 178,608
48,000 4.406 03/15/25 47,629
24,000 4.406 03/15/25 23,814
56,000 4.478 03/15/25 55,567
60,000 4.483 03/15/25 59,536
48,000 4.483 03/15/25 47,629
42,000 4.495 03/15/25 41,675
36,000 4.505 03/15/25 35,722
30,000 4.505 03/15/25 29,768
24,000 4.505 03/15/25 23,814
72,000 4.512 03/15/25 71,443
90,000 4.515 03/15/25 89,304
72,000 4.524 03/15/25 71,443
54,000 4.545 03/15/25 53,582
12,000 4.548 03/15/25 11,907
30,000 4.561 03/15/25 29,768
30,000 4.563 03/15/25 29,768
84,000 4.566 03/15/25 83,350
228,000 4.566 03/15/25 226,237
36,000 4.566 03/15/25 35,722
192,000 4.587 03/15/25 190,515
354,000 4.587 03/15/25 351,262
48,000 4.660 03/15/25 47,629
60,000 4.660 03/15/25 59,536
108,000 4.667 03/15/25 107,165
42,000 4.667 03/15/25 41,675
180,000 4.683 03/15/25 178,608
72,000 4.683 03/15/25 71,443
84,000 4.692 03/15/25 83,350
30,000 4.705 03/15/25 29,768
32,000 4.707 03/15/25 31,753
42,000 4.707 03/15/25 41,675
156,000 4.707 03/15/25 154,793
36,000 4.707 03/15/25 35,722
24,000 4.723 03/15/25 23,814
378,000 4.739 03/15/25 375,076
48,000 4.774 03/15/25 47,629
12,000 4.776 03/15/25 11,907
72,000 4.859 03/15/25 71,443
90,000 4.963 03/15/25 89,304
32,000 4.972 03/15/25 31,752
120,000 4.977 03/15/25 119,072
72,000 4.981 03/15/25 71,443

GOLDMAN SACHS ACCESS TREASURY 0-1 YEAR ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
(a)
Maturity
Date Value
a
U.S. Treasury Notes – (continued)
U.S. Treasury Notes – (continued)
$ 29,329,400 5.057% 03/15/25 $ 29,102,555
104,000 4.404 03/31/25 102,692
18,000 4.423 03/31/25 17,774
36,000 4.423 03/31/25 35,547
130,000 4.436 03/31/25 128,365
104,000 4.446 03/31/25 102,692
221,000 4.446 03/31/25 218,220
130,000 4.446 03/31/25 128,365
91,000 4.449 03/31/25 89,855
39,000 4.449 03/31/25 38,509
26,000 4.457 03/31/25 25,673
26,000 4.460 03/31/25 25,673
78,000 4.466 03/31/25 77,019
65,000 4.470 03/31/25 64,182
182,000 4.476 03/31/25 179,711
39,000 4.476 03/31/25 38,509
144,000 4.496 03/31/25 142,189
90,000 4.496 03/31/25 88,868
26,000 4.500 03/31/25 25,673
117,000 4.504 03/31/25 115,528
65,000 4.504 03/31/25 64,182
18,490,700 4.986 03/31/25 18,258,122
240,000 4.996 03/31/25 236,981
20,098,800 5.028 03/31/25 19,845,995
31,504,400 5.040 03/31/25 31,108,134
100,000,000 3.933 09/15/25 99,326,171
12,577,700 3.933 09/15/25 12,492,948
160,000 4.407 09/15/25 158,922
40,000 4.424 09/15/25 39,730
360,000 4.427 09/15/25 357,574
144,000 4.427 09/15/25 143,030
56,000 4.428 09/15/25 55,623
28,000 4.428 09/15/25 27,811
60,000 4.431 09/15/25 59,596
280,000 4.431 09/15/25 278,113
84,000 4.444 09/15/25 83,434
224,000 4.444 09/15/25 222,491
56,000 4.444 09/15/25 55,623
432,744,068
TOTAL U.S. TREASURY NOTES
(Cost $432,623,538)
432,744,068
TOTAL INVESTMENTS - 99.9%
(Cost $5,678,266,064)
$ 5,681,774,541
OTHER ASSETS IN EXCESS
OF LIABILITIES - 0.1%
2,868,119
NET ASSETS - 100.0%
$ 5,684,642,660
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)
Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.
Investment Abbreviations:

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF
Schedule of Investments
November 30, 2024 (Unaudited) (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
U.S. Treasury Notes – 34.3%
U.S. Treasury Notes
$ 14,000 5.000%
(a)
09/30/25
$ 14,066
14,820,000 0.250
(a)
10/31/25
14,278,374
7,980,000 1.625
(a)
05/15/26
7,686,118
9,227,000 1.625
(a)
09/30/26
8,812,955
22,124,000 1.500
(a)
01/31/27
20,909,368
7,520,000 2.250
(a)
08/15/27
7,161,375
20,000,000 3.875
(a)
09/30/29
19,801,942
10,000,000 4.000
(a)
10/31/29
9,957,240
33,500,000 1.250
(a)
08/15/31
27,882,666
10,500,000 2.875
(a)
05/15/32
9,645,182
11,000,000 4.000
(a)
02/15/34
10,835,826
TOTAL U.S. TREASURY NOTES
(Cost $139,028,757)
136,985,112
a
Mortgage-Backed Securities – 27.8%
a
Federal Home Loan Mortgage Corporation
1,446,479 2.000
04/01/36
1,306,209
2,004,886 2.000
09/01/36
1,805,692
227,654 4.500
07/01/48
222,139
210,461 2.500
11/01/50
179,982
8,732,786 2.000
03/01/51
7,053,268
2,632,595 2.000
05/01/51
2,124,442
2,464,258 2.500
05/01/51
2,088,919
10,259,876 2.500
08/01/51
8,733,544
2,464,203 3.000
05/01/52
2,151,557
920,533 3.500
05/01/52
835,582
179,029 4.500
05/01/52
172,402
3,373,202 3.000
08/01/52
2,985,402
1,227,130 4.000
08/01/52
1,151,161
Federal National Mortgage Association
100,000 0.375
08/25/25
97,185
3,508,975 2.000
08/01/36
3,159,040
4,000,000 1.500 TBA-15yr
(b)
3,486,562
2,000,000 2.500 TBA-15yr
(b)
1,841,562
1,000,000 3.000 TBA-15yr
(b)
941,211
2,280,489 3.500
07/01/45
2,118,726
58,827 4.500
06/01/48
57,431
312,609 4.500
07/01/48
305,189
22,748 5.000
12/01/48
22,718
40,659 4.500
01/01/49
39,527
31,966 4.500
08/01/49
31,211
489,622 4.500
08/01/49
478,053
190,544 5.000
12/01/49
191,204
23,582 4.500
01/01/50
23,038
100,702 4.500
03/01/50
98,312
95,361 5.000
04/01/50
96,914
1,386,168 2.500
06/01/50
1,185,381
45,078 4.500
10/01/50
43,809
78,986 4.500
10/01/50
77,056
1,808,361 2.500
11/01/50
1,542,700
1,831,763 2.500
01/01/51
1,547,219
89,290 2.500
02/01/51
76,339
490,750 2.500
03/01/51
418,876
874,548 2.000
04/01/51
705,068
3,818,117 2.000
05/01/51
3,076,401
608,355 2.500
09/01/51
519,263
2,401,677 2.500
10/01/51
2,050,011
1,102,157 2.500
11/01/51
940,583
Principal
Amount Interest Rate Maturity Date Value
a
Mortgage-Backed Securities – (continued)
a
Federal National Mortgage Association – (continued)
$ 1,407,693 2.500%
11/01/51
$ 1,201,535
2,279,442 4.500
10/01/52
2,192,263
751,298 5.000
10/01/52
738,553
885,873 5.000
11/01/52
870,283
1,207,920 3.500
12/01/52
1,098,056
1,197,803 4.000
12/01/52
1,123,774
2,000,000 1.500 TBA-30yr
(b)
1,527,109
3,000,000 2.000 TBA-30yr
(b)
2,403,633
3,000,000 3.000 TBA-30yr
(b)
2,616,797
3,000,000 3.500 TBA-30yr
(b)
2,721,094
4,000,000 4.000 TBA-30yr
(b)
3,747,500
2,000,000 5.500 TBA-30yr
(b)
1,998,125
4,000,000 6.000 TBA-30yr
(b)
4,049,219
2,000,000 6.500 TBA-30yr
(b)
2,046,875
1,000,000 7.000 TBA-30yr
(b)
1,036,719
Government National Mortgage Association
45,689 5.000
12/20/48
45,611
24,554 5.000
05/20/49
24,583
254,286 3.000
09/20/49
227,180
89,847 4.500
03/20/50
86,807
48,515 5.000
05/20/50
48,651
193,407 4.000
09/20/50
184,159
2,922,792 2.000
11/20/50
2,404,987
678,981 3.000
07/20/51
603,038
3,130,146 2.000
09/20/51
2,574,816
5,228,685 2.500
09/20/51
4,471,943
2,091,900 4.500
10/20/52
2,024,513
1,635,752 4.000
05/20/53
1,543,192
4,000,000 3.000 TBA-30yr
(b)
3,547,344
4,000,000 3.500 TBA-30yr
(b)
3,660,625
1,000,000 5.000 TBA-30yr
(b)
986,523
1,000,000 5.500 TBA-30yr
(b)
1,001,719
2,000,000 6.000 TBA-30yr
(b)
2,021,172
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $110,307,272)
110,809,286
a
Corporate Obligations – 21.7%
Aerospace & Defense – 0.5%
General Dynamics Corp.
215,000 3.625
04/01/30
(c)
205,669
L3Harris Technologies, Inc.
150,000 5.050
06/01/29
(c)
151,500
Lockheed Martin Corp.
239,000 5.250
01/15/33
(c)
246,970
200,000 5.700
11/15/54
(c)
213,991
Northrop Grumman Corp.
200,000 3.250
01/15/28
(c)
191,922
100,000 5.200
06/01/54
(c)
97,729
RTX Corp.
400,000 6.100
03/15/34
(c)
429,435
200,000 6.400
03/15/54
(c)
228,818
Textron, Inc.
80,000 3.000
06/01/30
(c)
72,518
1,838,552

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited) (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Agriculture – 0.1%
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co. Sarl
$ 400,000 5.500%
01/15/30
(c)
$ 402,086
Banks – 4.2%
American Express Co.
( SOFR + 1.835% )
200,000 5.043
05/01/34
(c)(d)
201,120
Bank of America Corp.
( SOFR + 0.960% )
57,000 1.734
07/22/27
(c)(d)
54,325
( 3M U.S. T-Bill MMY +
1.302 )
160,000 3.419
12/20/28
(c)(d)
153,702
( SOFR + 1.630% )
500,000 5.202
04/25/29
(c)(d)
505,817
( SOFR + 2.150% )
180,000 2.592
04/29/31
(c)(d)
160,204
( SOFR + 1.650% )
410,000 5.468
01/23/35
(c)(d)
420,178
( US 5 Year CMT T-Note +
1.200% )
84,000 2.482
09/21/36
(c)(d)
69,856
( 3M U.S. T-Bill MMY +
2.076 )
144,000 4.244
04/24/38
(c)(d)
132,028
100,000 7.750
05/14/38
121,326
Bank of America Corp. , MTN
( SOFR + 1.010% )
42,000 1.197
10/24/26
(c)(d)
40,725
( 3M U.S. T-Bill MMY +
1.322% )
80,000 3.559
04/23/27
(c)(d)
78,625
75,000 3.248
10/21/27
(c)
72,484
( SOFR + 2.040% )
210,000 4.948
07/22/28
(c)(d)
210,946
( 3M U.S. T-Bill MMY +
1.472 )
300,000 3.974
02/07/30
(c)(d)
289,895
( 3M U.S. T-Bill MMY +
1.252 )
160,000 2.496
02/13/31
(c)(d)
142,702
( SOFR + 1.530% )
40,000 1.898
07/23/31
(c)(d)
34,131
( SOFR + 1.930% )
146,000 2.676
06/19/41
(c)(d)
105,635
( 3M U.S. T-Bill MMY +
3.412 )
154,000 4.083
03/20/51
(c)(d)
127,864
( SOFR + 1.880% )
60,000 2.831
10/24/51
(c)(d)
39,625
Bank of America Corp. , Series L
67,000 4.183
11/25/27
(c)
65,958
73,000 4.750
04/21/45
68,282
Bank of America Corp. , Series N
( SOFR + 1.650% )
42,000 3.483
03/13/52
(c)(d)
31,760
Bank of New York Mellon Corp. (The) , MTN
210,000 2.800
05/04/26
(c)
205,275
250,000 3.400
01/29/28
(c)
242,369
126,000 1.800
07/28/31
(c)
106,624
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Banks – (continued)
Capital One Financial Corp.
( SOFR + 2.600% )
$ 349,000 5.817%
02/01/34
(c)(d)
$ 359,825
Charles Schwab Corp. (The)
( SOFR + 2.010% )
400,000 6.136
08/24/34
(c)(d)
429,406
Citigroup, Inc.
( TSFR3M + 1.825% )
1,000,000 3.887
01/10/28
(c)(d)
982,762
( SOFR + 1.364% )
400,000 5.174
02/13/30
(c)(d)
403,907
( SOFR + 2.056% )
200,000 5.827
02/13/35
(c)(d)
203,863
( SOFR + 1.447% )
500,000 5.449
06/11/35
(c)(d)
510,820
Citizens Bank NA
376,000 3.750
02/18/26
(c)
370,725
Citizens Financial Group, Inc.
215,000 2.850
07/27/26
(c)
207,815
Fifth Third Bancorp
88,000 2.550
05/05/27
(c)
83,602
210,000 3.950
03/14/28
(c)
204,830
40,000 8.250
03/01/38
48,879
JPMorgan Chase & Co.
40,000 7.625
10/15/26
42,130
179,000 8.000
04/29/27
193,888
80,000 4.250
10/01/27
79,604
15,000 5.400
01/06/42
15,336
40,000 4.850
02/01/44
38,518
( SOFR + 0.800% )
42,000 1.045
11/19/26
(c)(d)
40,570
( 3M U.S. T-Bill MMY +
1.599 )
400,000 3.782
02/01/28
(c)(d)
392,218
( 3M U.S. T-Bill MMY +
1.642 )
50,000 3.540
05/01/28
(c)(d)
48,648
40,000 3.964
11/15/48
(c)(d)
32,878
( SOFR + 1.990% )
403,000 4.851
07/25/28
(c)(d)
404,145
( 3M U.S. T-Bill MMY +
1.592 )
40,000 4.452
12/05/29
(c)(d)
39,509
( 3M U.S. T-Bill MMY + 1.51 )
136,000 2.739
10/15/30
(c)(d)
123,738
( 3M U.S. T-Bill MMY + 3.79 )
342,000 4.493
03/24/31
(c)(d)
337,085
( 3M U.S. T-Bill MMY +
1.105 )
25,000 1.764
11/19/31
(c)(d)
21,058
( SOFR + 1.180% )
168,000 2.545
11/08/32
(c)(d)
144,264
( SOFR + 1.800% )
250,000 4.586
04/26/33
(c)(d)
243,866
( 3M U.S. T-Bill MMY +
1.622 )
152,000 3.882
07/24/38
(c)(d)
134,164
( SOFR + 2.440% )
522,000 3.109
04/22/51
(c)(d)
368,990

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited) (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Banks – (continued)
KeyCorp
( SOFRINDX + 2.420% )
$ 300,000 6.401%
03/06/35
(c)(d)
$ 320,498
Morgan Stanley
( SOFR + 0.879% )
50,000 1.593
05/04/27
(c)(d)
47,800
( SOFR + 1.555% )
400,000 5.320
07/19/35
(c)(d)
405,298
( SOFR + 1.360% )
96,000 2.484
09/16/36
(c)(d)
79,649
Morgan Stanley , GMTN
842,000 3.875
01/27/26
834,865
Morgan Stanley , MTN
( SOFR + 1.870% )
571,000 5.250
04/21/34
(c)(d)
574,581
244,000 4.375
01/22/47
216,196
PNC Financial Services Group, Inc. (The)
( SOFRINDX + 1.730% )
299,000 6.615
10/20/27
(c)(d)
308,996
( SOFR + 2.284% )
200,000 6.875
10/20/34
(c)(d)
224,003
State Street Corp.
( SOFR + 1.484% )
300,000 5.684
11/21/29
(c)(d)
311,289
Synchrony Financial
150,000 3.950
12/01/27
(c)
144,106
100,000 2.875
10/28/31
(c)
84,502
Truist Financial Corp. , MTN
( SOFR + 1.620% )
280,000 5.435
01/24/30
(c)(d)
284,748
( SOFR + 1.922% )
200,000 5.711
01/24/35
(c)(d)
206,196
U.S. Bancorp , MTN
80,000 3.900
04/26/28
(c)
78,091
80,000 3.000
07/30/29
(c)
73,983
40,000 1.375
07/22/30
(c)
33,514
U.S. Bancorp , Series V
300,000 2.375
07/22/26
(c)
290,042
U.S. Bancorp , Series X
150,000 3.150
04/27/27
(c)
145,486
Wells Fargo & Co.
286,000 3.000
04/22/26
278,721
400,000 3.000
10/23/26
388,143
128,000 5.606
01/15/44
127,831
60,000 3.900
05/01/45
49,588
Wells Fargo & Co. , MTN
( 3M U.S. T-Bill MMY +
1.572% )
50,000 3.584
05/22/28
(c)(d)
48,593
25,000 4.150
01/24/29
(c)
24,480
290,000 4.750
12/07/46
257,207
( 3M U.S. T-Bill MMY +
1.262 )
280,000 2.572
02/11/31
(c)(d)
250,352
( 3M U.S. T-Bill MMY +
4.032 )
340,000 4.478
04/04/31
(c)(d)
333,371
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Banks – (continued)
Wells Fargo Bank NA
$ 300,000 6.600%
01/15/38
$ 336,797
16,947,425
Basic Industry – 0.2%
Celanese  U.S. Holdings LLC
126,000 6.950
11/15/33
(c)
134,489
Dow Chemical Co. (The)
60,000 3.600
11/15/50
(c)
43,503
Linde, Inc.
61,000 1.100
08/10/30
(c)
51,105
LYB International Finance III LLC
40,000 2.250
10/01/30
(c)
34,589
323,000 3.625
04/01/51
(c)
232,319
Sherwin-Williams Co. (The)
200,000 3.450
06/01/27
(c)
194,688
Westlake Corp.
175,000 3.125
08/15/51
(c)
114,891
805,584
Brokerage – 0.2%
Affiliated Managers Group, Inc.
130,000 3.300
06/15/30
(c)
119,931
Blackrock, Inc.
200,000 4.750
05/25/33
(c)
200,053
Cboe Global Markets, Inc.
110,000 3.650
01/12/27
(c)
108,061
Jefferies Financial Group, Inc.
40,000 4.850
01/15/27
40,079
40,000 4.150
01/23/30
38,585
84,000 6.250
01/15/36
89,034
20,000 6.500
01/20/43
21,879
617,622
Capital Goods – 0.6%
Caterpillar, Inc.
50,000 3.803
08/15/42
42,293
114,000 3.250
04/09/50
(c)
83,423
CNH Industrial Capital LLC
50,000 1.450
07/15/26
(c)
47,492
Cummins, Inc.
53,000 2.600
09/01/50
(c)
33,459
Deere & Co.
25,000 3.900
06/09/42
(c)
21,639
40,000 2.875
09/07/49
(c)
27,655
25,000 3.750
04/15/50
(c)
20,340
Flowserve Corp.
140,000 3.500
10/01/30
(c)
128,993
Honeywell International, Inc.
100,000 2.700
08/15/29
(c)
92,618
188,000 1.950
06/01/30
(c)
164,564
Illinois Tool Works, Inc.
115,000 3.900
09/01/42
(c)
98,124
John Deere Capital Corp. , MTN
90,000 4.800
01/09/26
90,305
300,000 4.750
01/20/28
303,161
35,000 2.800
07/18/29
32,555
80,000 2.450
01/09/30
72,298
Johnson Controls International PLC
100,000 4.500
02/15/47
(c)
87,000

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited) (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Capital Goods – (continued)
Otis Worldwide Corp.
$ 60,000 2.293%
04/05/27
(c)
$ 57,050
Republic Services, Inc.
150,000 2.375
03/15/33
(c)
124,610
Trane Technologies Financing Ltd.
50,000 3.800
03/21/29
(c)
48,521
Waste Management, Inc.
50,000 0.750
11/15/25
(c)
48,228
100,000 3.150
11/15/27
(c)
96,441
50,000 2.500
11/15/50
(c)
30,902
Westinghouse Air Brake Technologies Corp.
75,000 3.450
11/15/26
(c)
73,125
117,000 4.700
09/15/28
(c)
116,740
WW Grainger, Inc.
60,000 4.600
06/15/45
(c)
55,787
100,000 3.750
05/15/46
(c)
81,388
Xylem, Inc.
15,000 3.250
11/01/26
(c)
14,584
420,000 1.950
01/30/28
(c)
388,826
2,482,121
Communications – 0.8%
Charter Communications Operating LLC / Charter
Communications Operating Capital
82,000 3.750
02/15/28
(c)
78,731
82,000 4.200
03/15/28
(c)
79,614
90,000 5.050
03/30/29
(c)
89,089
40,000 2.800
04/01/31
(c)
34,257
72,000 6.384
10/23/35
(c)
73,925
66,000 5.375
04/01/38
(c)
60,701
85,000 6.484
10/23/45
(c)
83,459
60,000 5.750
04/01/48
(c)
53,626
40,000 5.125
07/01/49
(c)
32,827
40,000 6.834
10/23/55
(c)
40,588
85,000 3.850
04/01/61
(c)
54,147
60,000 4.400
12/01/61
(c)
42,059
Comcast Corp.
324,000 3.950
10/15/25
(c)
322,504
360,000 4.550
01/15/29
(c)
360,427
310,000 4.250
01/15/33
296,232
126,000 2.887
11/01/51
(c)
81,622
80,000 5.350
05/15/53
(c)
78,714
200,000 5.650
06/01/54
(c)
206,375
246,000 2.937
11/01/56
(c)
153,490
Time Warner Cable Enterprises LLC
94,000 8.375
07/15/33
108,025
Time Warner Cable LLC
57,000 6.750
06/15/39
57,605
15,000 5.875
11/15/40
(c)
13,834
57,000 5.500
09/01/41
(c)
50,089
TWDC Enterprises 18 Corp.
15,000 4.375
08/16/41
13,498
TWDC Enterprises 18 Corp. , GMTN
15,000 4.125
06/01/44
12,888
TWDC Enterprises 18 Corp. , MTN
250,000 2.950
06/15/27
241,066
Walt Disney Co. (The)
70,000 3.700
10/15/25
(c)
69,529
226,000 2.200
01/13/28
211,892
80,000 2.000
09/01/29
(c)
71,549
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Communications – (continued)
Walt Disney Co. (The) – (continued)
$ 80,000 3.800%
03/22/30
$ 77,381
90,000 3.500
05/13/40
(c)
74,734
15,000 4.750
09/15/44
(c)
14,137
50,000 3.600
01/13/51
(c)
38,611
3,277,225
Consumer Cyclical – 1.8%
Amazon.com, Inc.
152,000 3.300
04/13/27
(c)
148,639
250,000 3.150
08/22/27
(c)
242,793
42,000 2.100
05/12/31
(c)
36,379
80,000 4.050
08/22/47
(c)
69,151
15,000 2.500
06/03/50
(c)
9,553
200,000 3.950
04/13/52
(c)
167,062
75,000 4.250
08/22/57
(c)
65,280
50,000 2.700
06/03/60
(c)
30,476
American Honda Finance Corp. , GMTN
160,000 5.125
07/07/28
162,922
Best Buy Co., Inc.
190,000 4.450
10/01/28
(c)
188,525
Booking Holdings, Inc.
84,000 4.625
04/13/30
(c)
84,090
Costco Wholesale Corp.
40,000 3.000
05/18/27
(c)
38,879
116,000 1.750
04/20/32
(c)
96,188
DR Horton, Inc.
90,000 2.600
10/15/25
(c)
88,187
100,000 1.400
10/15/27
(c)
91,833
eBay, Inc.
84,000 6.300
11/22/32
(c)
90,842
Ford Motor Co.
280,000 3.250
02/12/32
(c)
238,479
Ford Motor Credit Co. LLC
290,000 6.798
11/07/28
(c)
304,481
250,000 7.122
11/07/33
(c)
268,524
General Motors Co.
80,000 5.600
10/15/32
(c)
82,546
108,000 5.950
04/01/49
(c)
107,748
General Motors Financial Co., Inc.
374,000 6.050
10/10/25
377,382
200,000 5.400
05/08/27
202,981
Home Depot, Inc. (The)
250,000 2.800
09/14/27
(c)
240,131
165,000 4.500
09/15/32
(c)
163,792
63,000 3.125
12/15/49
(c)
44,563
300,000 3.625
04/15/52
(c)
230,547
Lennar Corp.
152,000 4.750
11/29/27
(c)
152,431
Lowe's Cos., Inc.
92,000 2.625
04/01/31
(c)
81,104
187,000 5.150
07/01/33
(c)
190,116
200,000 5.625
04/15/53
(c)
202,558
100,000 4.450
04/01/62
(c)
82,128
Marriott International, Inc. , Series FF
200,000 4.625
06/15/30
(c)
198,640
Mastercard, Inc.
15,000 3.300
03/26/27
(c)
14,648
100,000 3.950
02/26/48
(c)
83,844
50,000 3.850
03/26/50
(c)
40,809

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited) (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Consumer Cyclical – (continued)
McDonald's Corp. , MTN
$ 160,000 3.500%
03/01/27
(c)
$ 156,381
84,000 3.500
07/01/27
(c)
81,938
45,000 4.700
12/09/35
(c)
44,060
60,000 4.450
09/01/48
(c)
52,432
170,000 5.150
09/09/52
(c)
164,377
MDC Holdings, Inc.
76,000 2.500
01/15/31
(c)
66,975
40,000 6.000
01/15/43
(c)
41,696
NIKE, Inc.
20,000 3.375
03/27/50
(c)
14,840
O'Reilly Automotive, Inc.
80,000 4.200
04/01/30
(c)
77,505
PulteGroup, Inc.
88,000 6.375
05/15/33
95,260
Starbucks Corp.
30,000 3.750
12/01/47
(c)
23,049
Tapestry, Inc.
33,000 4.125
07/15/27
(c)
32,312
Target Corp.
300,000 4.500
09/15/32
(c)
295,490
Toyota Motor Credit Corp.
40,000 3.650
01/08/29
38,582
90,000 5.550
11/20/30
93,951
Toyota Motor Credit Corp. , MTN
126,000 0.800
01/09/26
121,046
100,000 1.150
08/13/27
91,787
80,000 3.375
04/01/30
75,099
Visa, Inc.
40,000 1.900
04/15/27
(c)
37,814
77,000 0.750
08/15/27
(c)
70,324
115,000 2.750
09/15/27
(c)
110,439
40,000 4.300
12/14/45
(c)
36,065
Walmart, Inc.
100,000 7.550
02/15/30
115,518
270,000 1.800
09/22/31
(c)
230,316
200,000 2.650
09/22/51
(c)
131,023
7,216,530
Consumer Noncyclical – 1.7%
Abbott Laboratories
60,000 3.875
09/15/25
(c)
59,718
150,000 4.750
11/30/36
(c)
148,650
100,000 6.000
04/01/39
110,417
40,000 4.750
04/15/43
(c)
38,875
AbbVie, Inc.
194,000 2.950
11/21/26
(c)
188,561
300,000 4.800
03/15/27
(c)
302,261
100,000 4.625
10/01/42
(c)
92,446
200,000 4.400
11/06/42
180,121
84,000 4.700
05/14/45
(c)
78,207
150,000 4.250
11/21/49
(c)
128,971
Agilent Technologies, Inc.
100,000 2.750
09/15/29
(c)
91,544
Altria Group, Inc.
115,000 3.400
05/06/30
(c)
106,978
40,000 4.500
05/02/43
34,317
40,000 5.375
01/31/44
39,487
75,000 3.875
09/16/46
(c)
57,677
92,000 5.950
02/14/49
(c)
94,504
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Consumer Noncyclical – (continued)
Altria Group, Inc. – (continued)
$ 55,000 4.450%
05/06/50
(c)
$ 45,173
Baxter International, Inc.
300,000 2.272
12/01/28
(c)
272,144
Becton Dickinson & Co.
200,000 5.110
02/08/34
(c)
201,120
Biogen, Inc.
300,000 2.250
05/01/30
(c)
262,426
Cardinal Health, Inc.
200,000 3.410
06/15/27
(c)
194,314
Centene Corp.
400,000 4.250
12/15/27
(c)
388,500
Elevance Health, Inc.
300,000 5.500
10/15/32
(c)
309,171
Eli Lilly & Co.
15,000 3.100
05/15/27
(c)
14,600
102,000 3.375
03/15/29
(c)
98,033
400,000 4.700
02/09/34
(c)
397,496
44,000 3.950
03/15/49
(c)
36,578
Equifax, Inc.
40,000 3.250
06/01/26
(c)
39,043
42,000 2.350
09/15/31
(c)
35,683
Gilead Sciences, Inc.
200,000 5.250
10/15/33
(c)
204,896
100,000 5.550
10/15/53
(c)
103,369
Johnson & Johnson
384,000 2.100
09/01/40
(c)
267,337
Kroger Co. (The)
25,000 3.875
10/15/46
(c)
19,744
200,000 5.500
09/15/54
(c)
198,892
Medtronic, Inc.
50,000 4.375
03/15/35
48,080
Merck & Co., Inc.
450,000 4.050
05/17/28
(c)
447,143
200,000 5.000
05/17/53
(c)
193,118
Mylan, Inc.
92,000 5.400
11/29/43
(c)
83,306
77,000 5.200
04/15/48
(c)
66,355
Philip Morris International, Inc.
350,000 4.875
02/13/26
351,027
250,000 5.375
02/15/33
(c)
256,242
Thermo Fisher Scientific, Inc.
300,000 5.086
08/10/33
(c)
305,132
Utah Acquisition Sub, Inc.
75,000 5.250
06/15/46
(c)
65,716
Viatris, Inc.
92,000 2.700
06/22/30
(c)
80,566
15,000 4.000
06/22/50
(c)
10,734
6,748,672
Consumer Products – 0.2%
Clorox Co. (The)
115,000 4.600
05/01/32
(c)
113,899
Colgate-Palmolive Co. , MTN
40,000 4.000
08/15/45
34,658
15,000 3.700
08/01/47
(c)
12,130
Haleon US Capital LLC
250,000 4.000
03/24/52
(c)
203,529
Kimberly-Clark Corp.
125,000 6.625
08/01/37
145,050

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited) (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Consumer Products – (continued)
Procter & Gamble Co. (The)
$ 40,000 0.550%
10/29/25
$ 38,658
40,000 1.000
04/23/26
38,300
126,000 2.450
11/03/26
121,657
15,000 2.850
08/11/27
14,486
722,367
Electric – 2.6%
AEP Transmission Co. LLC
200,000 5.400
03/15/53
(c)
202,388
Alabama Power Co. , Series 20-A
15,000 1.450
09/15/30
(c)
12,602
Alabama Power Co. , Series A
100,000 4.300
07/15/48
(c)
87,096
Ameren Illinois Co.
126,000 4.950
06/01/33
(c)
126,892
122,000 5.900
12/01/52
(c)
133,222
American Electric Power Co., Inc.
226,000 5.625
03/01/33
(c)
233,396
Atmos Energy Corp.
80,000 2.850
02/15/52
(c)
52,051
80,000 5.750
10/15/52
(c)
84,973
Berkshire Hathaway Energy Co.
182,000 4.600
05/01/53
(c)
160,622
Black Hills Corp.
20,000 2.500
06/15/30
(c)
17,562
CenterPoint Energy Resources Corp.
400,000 5.250
03/01/28
(c)
407,819
Cleco Corporate Holdings LLC
80,000 3.375
09/15/29
(c)
73,018
Cleco Power LLC
15,000 6.000
12/01/40
15,572
Commonwealth Edison Co.
300,000 3.650
06/15/46
(c)
237,633
Commonwealth Edison Co. , Series 123
40,000 3.750
08/15/47
(c)
31,564
Constellation Energy Generation LLC
150,000 6.125
01/15/34
(c)
161,082
Consumers Energy Co.
250,000 4.625
05/15/33
(c)
247,729
Dominion Energy, Inc.
80,000 4.250
06/01/28
(c)
79,084
Dominion Energy, Inc. , Series C
300,000 3.375
04/01/30
(c)
279,417
DTE Electric Co.
150,000 3.950
06/15/42
(c)
124,386
15,000 3.700
03/15/45
(c)
12,053
DTE Electric Co. , Series A
40,000 4.000
04/01/43
(c)
34,035
Duke Energy Carolinas LLC
118,000 3.700
12/01/47
(c)
91,720
50,000 3.950
03/15/48
(c)
40,440
Duke Energy Corp.
102,000 2.550
06/15/31
(c)
89,871
268,000 3.750
09/01/46
(c)
207,030
Duke Energy Florida LLC
25,000 3.400
10/01/46
(c)
18,669
Duke Energy Indiana LLC
50,000 6.350
08/15/38
55,432
40,000 6.450
04/01/39
44,536
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Electric – (continued)
Duke Energy Indiana LLC – (continued)
$ 130,000 2.750%
04/01/50
(c)
$ 82,884
Duke Energy Progress LLC
100,000 3.450
03/15/29
(c)
95,835
200,000 6.300
04/01/38
219,358
15,000 4.100
05/15/42
(c)
12,876
Edison International
214,000 5.750
06/15/27
(c)
218,590
184,000 4.125
03/15/28
(c)
180,408
Entergy Corp.
50,000 2.800
06/15/30
(c)
45,277
Entergy Louisiana LLC
194,000 4.200
04/01/50
(c)
161,983
Eversource Energy
200,000 5.450
03/01/28
(c)
204,679
Exelon Corp.
240,000 5.300
03/15/33
(c)
245,490
100,000 4.450
04/15/46
(c)
87,160
Georgia Power Co. , Series B
168,000 2.650
09/15/29
(c)
154,167
15,000 3.700
01/30/50
(c)
11,668
Government National Mortgage Association
200,000 5.500
03/15/34
(c)
208,984
100,000 5.700
05/15/54
(c)
105,412
National Rural Utilities Cooperative Finance Corp.
40,000 2.400
03/15/30
(c)
35,706
100,000 2.750
04/15/32
(c)
87,494
300,000 4.023
11/01/32
(c)
283,489
NiSource, Inc.
184,000 5.250
03/30/28
(c)
187,053
Northern States Power Co.
172,000 4.500
06/01/52
(c)
153,435
NSTAR Electric Co.
15,000 3.200
05/15/27
(c)
14,505
100,000 3.950
04/01/30
(c)
96,810
Oncor Electric Delivery Co. LLC
250,000 3.100
09/15/49
(c)
175,180
Pacific Gas and Electric Co.
200,000 2.100
08/01/27
(c)
186,514
210,000 4.300
03/15/45
(c)
173,827
150,000 4.000
12/01/46
(c)
116,958
50,000 5.250
03/01/52
(c)
46,607
PacifiCorp
214,000 5.500
05/15/54
(c)
212,131
PECO Energy Co.
100,000 4.800
10/15/43
(c)
91,578
PPL Capital Funding, Inc.
150,000 5.250
09/01/34
(c)
151,530
Public Service Electric and Gas Co. , MTN
42,000 1.900
08/15/31
(c)
35,217
248,000 3.800
03/01/46
(c)
201,399
80,000 3.000
03/01/51
(c)
55,038
Public Service Enterprise Group, Inc.
40,000 2.450
11/15/31
(c)
34,501
Puget Sound Energy, Inc.
173,000 4.223
06/15/48
(c)
146,048
Sempra
200,000 3.700
04/01/29
(c)
191,608
110,000 3.800
02/01/38
(c)
94,246

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited) (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Electric – (continued)
Sempra – (continued)
$ 100,000 4.000%
02/01/48
(c)
$ 80,075
( US 5 Year CMT T-Note +
2.789% )
400,000 6.875
10/01/54
(c)(d)
409,731
Southern California Edison Co.
40,000 2.850
08/01/29
(c)
36,920
200,000 5.700
03/01/53
(c)
206,101
Southern Co. (The)
110,000 5.113
08/01/27
111,608
202,000 4.400
07/01/46
(c)
174,043
Southern Co. (The) , Series 21-A
( US 5 Year CMT T-Note +
2.915% )
100,000 3.750
09/15/51
(c)(d)
96,345
Southern Co. Gas Capital Corp.
15,000 3.950
10/01/46
(c)
12,121
100,000 4.400
05/30/47
(c)
85,788
Tucson Electric Power Co.
126,000 4.850
12/01/48
(c)
115,856
Virginia Electric and Power Co. , Series A
100,000 3.500
03/15/27
(c)
97,715
Virginia Electric and Power Co. , Series B
100,000 6.000
01/15/36
106,679
Virginia Electric and Power Co. , Series C
150,000 4.000
11/15/46
(c)
122,714
Xcel Energy, Inc.
400,000 1.750
03/15/27
(c)
374,261
200,000 5.500
03/15/34
(c)
204,029
10,401,525
Electrical – 0.0%
Emerson Electric Co.
45,000 1.950
10/15/30
(c)
38,958
15,000 6.000
08/15/32
16,186
Fortive Corp.
15,000 4.300
06/15/46
(c)
12,613
67,757
Energy – 1.7%
Baker Hughes Holdings LLC / Baker Hughes Co.-Obligor, Inc.
69,000 4.080
12/15/47
(c)
57,276
Boardwalk Pipelines LP
100,000 4.800
05/03/29
(c)
99,403
BP Capital Markets America, Inc.
200,000 4.699
04/10/29
(c)
200,742
BP Capital Markets PLC
400,000 3.279
09/19/27
(c)
388,322
Cheniere Corpus Christi Holdings LLC
40,000 5.125
06/30/27
(c)
40,300
126,000 2.742
12/31/39
(c)
103,363
Chevron Corp.
210,000 3.326
11/17/25
(c)
208,876
Chevron USA, Inc.
200,000 2.343
08/12/50
(c)
120,099
ConocoPhillips Co.
192,000 3.758
03/15/42
(c)
158,543
Diamondback Energy, Inc.
219,000 5.400
04/18/34
(c)
221,293
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Energy – (continued)
Energy Transfer LP
$ 77,000 3.750%
05/15/30
(c)
$ 72,653
165,000 6.550
12/01/33
(c)
179,140
75,000 6.125
12/15/45
(c)
77,351
192,000 5.300
04/15/47
(c)
177,532
55,000 6.250
04/15/49
(c)
57,597
Enterprise Products Operating LLC
100,000 2.800
01/31/30
(c)
91,557
160,000 4.850
08/15/42
(c)
151,762
55,000 4.800
02/01/49
(c)
50,543
60,000 4.200
01/31/50
(c)
50,183
15,000 3.950
01/31/60
(c)
11,570
Enterprise Products Operating LLC , Series D
80,000 6.875
03/01/33
90,618
EOG Resources, Inc.
60,000 3.900
04/01/35
(c)
55,003
Exxon Mobil Corp.
200,000 2.275
08/16/26
(c)
193,159
200,000 4.227
03/19/40
(c)
181,486
Halliburton Co.
50,000 5.000
11/15/45
(c)
47,242
Hess Corp.
62,000 4.300
04/01/27
(c)
61,585
55,000 6.000
01/15/40
58,313
75,000 5.600
02/15/41
76,514
42,000 5.800
04/01/47
(c)
43,653
Kinder Morgan Energy Partners LP
126,000 7.300
08/15/33
144,019
Kinder Morgan, Inc.
56,000 2.000
02/15/31
(c)
47,743
200,000 5.550
06/01/45
(c)
194,713
84,000 5.200
03/01/48
(c)
77,980
MPLX LP
200,000 1.750
03/01/26
(c)
192,629
110,000 2.650
08/15/30
(c)
97,456
125,000 4.700
04/15/48
(c)
107,924
85,000 5.500
02/15/49
(c)
81,979
NOV, Inc.
15,000 3.950
12/01/42
(c)
11,726
Occidental Petroleum Corp.
50,000 5.550
03/15/26
(c)
50,353
140,000 6.625
09/01/30
(c)
148,575
153,000 –
10/10/36
(c)(e)(f)
86,445
ONEOK Partners LP
15,000 6.650
10/01/36
16,539
ONEOK, Inc.
80,000 2.200
09/15/25
(c)
78,432
100,000 3.400
09/01/29
(c)
93,866
25,000 6.350
01/15/31
(c)
26,761
90,000 4.200
10/03/47
(c)
71,638
98,000 5.200
07/15/48
(c)
90,966
Phillips 66 Co.
76,000 3.550
10/01/26
(c)
74,590
117,000 5.300
06/30/33
(c)
118,393
Plains All American Pipeline LP / PAA Finance Corp.
50,000 4.650
10/15/25
(c)
49,904
40,000 4.500
12/15/26
(c)
39,862
92,000 3.550
12/15/29
(c)
86,081
35,000 6.700
05/15/36
38,911

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited) (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Energy – (continued)
Plains All American Pipeline LP / PAA Finance Corp.
– (continued)
$ 40,000 6.650%
01/15/37
$ 43,406
15,000 4.700
06/15/44
(c)
13,035
Sabine Pass Liquefaction LLC
120,000 4.200
03/15/28
(c)
118,239
15,000 4.500
05/15/30
(c)
14,721
Shell Finance  U.S., Inc.
320,000 4.375
05/11/45
281,524
Spectra Energy Partners LP
67,000 3.375
10/15/26
(c)
65,483
Targa Resources Corp.
126,000 6.150
03/01/29
(c)
132,531
87,000 6.500
03/30/34
(c)
94,683
Transcontinental Gas Pipe Line Co. LLC
50,000 5.400
08/15/41
(c)
50,304
40,000 3.950
05/15/50
(c)
31,597
Valero Energy Corp.
84,000 3.400
09/15/26
(c)
82,088
15,000 4.900
03/15/45
13,835
60,000 3.650
12/01/51
(c)
42,910
Williams Cos., Inc. (The)
200,000 3.750
06/15/27
(c)
195,919
15,000 6.300
04/15/40
16,196
140,000 4.900
01/15/45
(c)
128,351
XTO Energy, Inc.
50,000 6.750
08/01/37
57,128
6,735,113
Financial Company – 0.1%
Air Lease Corp.
300,000 2.200
01/15/27
(c)
284,755
Ally Financial, Inc.
( SOFR + 3.260% )
100,000 6.992
06/13/29
(c)(d)
104,984
Blackstone Private Credit Fund
150,000 3.250
03/15/27
(c)
143,215
GATX Corp.
50,000 4.000
06/30/30
(c)
47,823
580,777
Food and Beverage – 0.5%
Coca-Cola Co. (The)
200,000 2.125
09/06/29
181,120
50,000 2.250
01/05/32
43,213
187,000 3.000
03/05/51
131,052
Conagra Brands, Inc.
100,000 1.375
11/01/27
(c)
90,964
Constellation Brands, Inc.
40,000 3.150
08/01/29
(c)
37,290
117,000 4.750
05/09/32
(c)
115,379
Hershey Co. (The)
40,000 3.375
08/15/46
(c)
30,492
42,000 3.125
11/15/49
(c)
29,680
J M Smucker Co. (The)
40,000 2.125
03/15/32
(c)
33,241
15,000 4.375
03/15/45
12,885
100,000 3.550
03/15/50
(c)
72,947
Kellanova
100,000 4.500
04/01/46
88,205
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Food and Beverage – (continued)
Keurig Dr Pepper, Inc.
$ 100,000 4.420%
12/15/46
(c)
$ 86,026
100,000 4.500
04/15/52
(c)
86,769
Kraft Heinz Foods Co.
43,000 3.000
06/01/26
(c)
41,927
40,000 3.875
05/15/27
(c)
39,311
80,000 3.750
04/01/30
(c)
76,558
22,000 5.000
07/15/35
(c)
21,861
111,000 5.200
07/15/45
(c)
105,377
52,000 4.375
06/01/46
(c)
44,100
40,000 4.875
10/01/49
(c)
36,044
McCormick & Co., Inc.
60,000 2.500
04/15/30
(c)
53,426
Molson Coors Beverage Co.
120,000 4.200
07/15/46
(c)
101,198
PepsiCo, Inc.
146,000 2.750
03/19/30
(c)
133,784
44,000 4.600
07/17/45
(c)
40,331
84,000 4.650
02/15/53
(c)
77,711
Sysco Corp.
80,000 2.400
02/15/30
(c)
71,227
1,882,118
Healthcare – 1.0%
Aetna, Inc.
40,000 4.750
03/15/44
(c)
34,881
Bio-Rad Laboratories, Inc.
100,000 3.700
03/15/32
(c)
90,929
Cigna Group (The)
400,000 4.375
10/15/28
(c)
396,811
200,000 4.900
12/15/48
(c)
181,548
CVS Health Corp.
200,000 3.250
08/15/29
(c)
184,870
250,000 3.750
04/01/30
(c)
233,739
76,000 1.750
08/21/30
(c)
63,334
280,000 4.780
03/25/38
(c)
254,438
256,000 5.050
03/25/48
(c)
226,504
85,000 4.250
04/01/50
(c)
66,271
Elevance Health, Inc.
92,000 2.550
03/15/31
(c)
80,411
15,000 4.650
08/15/44
(c)
13,498
40,000 4.850
08/15/54
(c)
34,283
HCA, Inc.
70,000 5.875
02/15/26
(c)
70,542
46,000 5.250
06/15/26
(c)
46,182
90,000 5.375
09/01/26
(c)
90,691
40,000 4.500
02/15/27
(c)
39,786
25,000 5.625
09/01/28
(c)
25,607
145,000 5.875
02/01/29
(c)
149,441
75,000 4.125
06/15/29
(c)
72,514
50,000 3.500
09/01/30
(c)
46,169
40,000 5.500
06/15/47
(c)
38,264
140,000 5.900
06/01/53
(c)
140,320
McKesson Corp.
200,000 3.950
02/16/28
(c)
196,719
Quest Diagnostics, Inc.
100,000 2.800
06/30/31
(c)
88,394
UnitedHealth Group, Inc.
600,000 5.150
07/15/34
(c)
609,456

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited) (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Healthcare – (continued)
UnitedHealth Group, Inc. – (continued)
$ 500,000 5.625%
07/15/54
(c)
$ 516,293
3,991,895
Insurance – 0.9%
Allstate Corp. (The)
120,000 3.850
08/10/49
(c)
94,115
American International Group, Inc.
100,000 4.750
04/01/48
(c)
92,067
American International Group, Inc. , Series A-9
( 3M USD LIBOR + 2.868% )
140,000 5.750
04/01/48
(c)(d)
140,283
Arch Capital Group Ltd.
90,000 3.635
06/30/50
(c)
67,810
Arch Capital Group US, Inc.
40,000 5.144
11/01/43
38,088
Assurant, Inc.
100,000 2.650
01/15/32
(c)
85,104
AXIS Specialty Finance LLC
40,000 3.900
07/15/29
(c)
38,542
Berkshire Hathaway Finance Corp.
140,000 4.200
08/15/48
(c)
122,452
92,000 4.250
01/15/49
(c)
81,393
Berkshire Hathaway, Inc.
88,000 3.125
03/15/26
(c)
86,607
Brighthouse Financial, Inc.
40,000 5.625
05/15/30
(c)
41,387
75,000 4.700
06/22/47
(c)
61,201
Chubb INA Holdings LLC
108,000 3.350
05/03/26
(c)
106,138
42,000 1.375
09/15/30
(c)
35,412
116,000 3.050
12/15/61
(c)
75,344
CNO Financial Group, Inc.
200,000 5.250
05/30/29
(c)
200,553
Fidelity National Financial, Inc.
230,000 3.400
06/15/30
(c)
210,865
Hartford Financial Services Group, Inc. (The)
30,000 3.600
08/19/49
(c)
22,952
Jackson Financial, Inc.
100,000 3.125
11/23/31
(c)
87,015
Marsh & McLennan Cos., Inc.
70,000 2.375
12/15/31
(c)
59,904
100,000 4.350
01/30/47
(c)
87,186
MetLife, Inc.
90,000 5.375
07/15/33
(c)
93,819
15,000 4.125
08/13/42
13,017
80,000 4.600
05/13/46
(c)
73,135
Old Republic International Corp.
150,000 3.875
08/26/26
(c)
147,276
PartnerRe Finance B LLC
92,000 3.700
07/02/29
(c)
87,846
( US 5 Year CMT T-Note +
3.815% )
207,000 4.500
10/01/50
(c)(d)
190,920
Progressive Corp. (The)
100,000 4.125
04/15/47
(c)
85,749
Prudential Financial, Inc.
40,000 3.935
12/07/49
(c)
31,930
Prudential Financial, Inc. , MTN
15,000 6.625
06/21/40
17,186
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Insurance – (continued)
Prudential Financial, Inc., MTN – (continued)
$ 50,000 4.600%
05/15/44
$ 45,862
62,000 4.418
03/27/48
(c)
53,886
15,000 4.350
02/25/50
(c)
12,855
60,000 3.700
03/13/51
(c)
45,943
Reinsurance Group of America, Inc.
430,000 3.900
05/15/29
(c)
412,131
Travelers Cos., Inc. (The)
92,000 3.750
05/15/46
(c)
74,405
Voya Financial, Inc.
( 3M USD LIBOR + 2.084% )
40,000 4.700
01/23/48
(c)(d)
37,294
W R Berkley Corp.
40,000 4.750
08/01/44
36,809
Willis North America, Inc.
200,000 5.050
09/15/48
(c)
184,789
3,479,270
Lodging – 0.0%
Las Vegas Sands Corp.
125,000 3.900
08/08/29
(c)
116,996
Media Non Cable – 0.1%
Omnicom Group, Inc.
163,000 2.450
04/30/30
(c)
144,628
80,000 4.200
06/01/30
(c)
77,724
222,352
Metals – 0.0%
Nucor Corp.
150,000 3.950
05/01/28
(c)
147,180
Mining – 0.1%
Freeport-McMoRan, Inc.
200,000 4.125
03/01/28
(c)
195,605
Publishing – 0.0%
S&P Global, Inc.
126,000 2.900
03/01/32
(c)
111,910
REITs and Real Estate – 0.7%
Alexandria Real Estate Equities, Inc.
300,000 1.875
02/01/33
(c)
235,779
Boston Properties LP
300,000 5.750
01/15/35
(c)
300,830
CBRE Services, Inc.
71,000 2.500
04/01/31
(c)
61,617
Digital Realty Trust LP
450,000 3.700
08/15/27
(c)
438,187
Equinix, Inc.
82,000 3.900
04/15/32
(c)
77,028
95,000 3.000
07/15/50
(c)
62,761
GLP Capital LP / GLP Financing II, Inc.
40,000 5.750
06/01/28
(c)
40,778
50,000 5.300
01/15/29
(c)
50,265
85,000 4.000
01/15/30
(c)
79,842
51,000 4.000
01/15/31
(c)
47,373
Invitation Homes Operating Partnership LP
300,000 2.000
08/15/31
(c)
247,837
Kimco Realty OP LLC
268,000 3.200
04/01/32
(c)
239,871
Mid-America Apartments LP
100,000 2.875
09/15/51
(c)
65,655

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited) (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
REITs and Real Estate – (continued)
Realty Income Corp.
$ 200,000 5.125%
02/15/34
(c)
$ 200,939
Sabra Health Care LP
85,000 5.125
08/15/26
(c)
85,067
100,000 3.200
12/01/31
(c)
87,312
Simon Property Group LP
140,000 2.450
09/13/29
(c)
126,979
70,000 2.200
02/01/31
(c)
60,512
84,000 2.650
02/01/32
(c)
72,833
10,000 6.750
02/01/40
(c)
11,421
70,000 5.850
03/08/53
(c)
73,960
Welltower OP LLC
200,000 4.250
04/15/28
(c)
197,043
2,863,889
Revenue – 0.2%
California Institute of Technology
15,000 3.650
09/01/19
(c)
10,170
Hackensack Meridian Health, Inc. , Series 2020
15,000 2.675
09/01/41
(c)
10,887
NYU Langone Hospitals
300,000 4.784
07/01/44
285,179
Stanford Health Care
100,000 3.027
08/15/51
(c)
69,485
University of Chicago (The) , Series 20B
40,000 2.761
04/01/45
(c)
31,371
Yale University , Series 2020
190,000 1.482
04/15/30
(c)
163,233
80,000 2.402
04/15/50
(c)
51,004
621,329
Software – 0.3%
Oracle Corp.
701,000 2.300
03/25/28
(c)
652,323
84,000 4.900
02/06/33
(c)
83,767
300,000 3.600
04/01/40
(c)
243,985
326,000 4.000
07/15/46
(c)
262,887
Salesforce, Inc.
20,000 2.900
07/15/51
(c)
13,517
1,256,479
Technology – 1.8%
Adobe, Inc.
40,000 2.300
02/01/30
(c)
36,009
Alphabet, Inc.
108,000 2.250
08/15/60
(c)
62,803
Apple, Inc.
84,000 4.421
05/08/26
(c)
84,061
114,000 2.450
08/04/26
(c)
110,448
15,000 3.350
02/09/27
(c)
14,710
15,000 3.200
05/11/27
(c)
14,639
60,000 2.900
09/12/27
(c)
57,818
40,000 1.650
02/08/31
(c)
34,198
45,000 4.500
02/23/36
(c)
45,044
80,000 3.850
05/04/43
69,353
80,000 4.450
05/06/44
76,357
100,000 3.450
02/09/45
80,752
126,000 4.650
02/23/46
(c)
120,617
50,000 4.250
02/09/47
(c)
45,151
50,000 3.750
11/13/47
(c)
41,363
300,000 2.650
02/08/51
(c)
197,022
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Technology – (continued)
Apple, Inc. – (continued)
$ 44,000 2.550%
08/20/60
(c)
$ 27,486
Applied Materials, Inc.
89,000 3.900
10/01/25
(c)
88,519
82,000 3.300
04/01/27
(c)
79,933
Broadcom Corp. / Broadcom Cayman Finance Ltd.
152,000 3.875
01/15/27
(c)
149,817
Broadcom, Inc.
300,000 4.110
09/15/28
(c)
294,228
90,000 3.469
04/15/34
(c)(g)
79,707
60,000 3.187
11/15/36
(c)(g)
49,254
160,000 3.500
02/15/41
(c)(g)
128,080
Corning, Inc.
67,000 5.350
11/15/48
(c)
66,054
45,000 4.375
11/15/57
(c)
36,984
Dell International LLC / EMC Corp.
108,000 6.020
06/15/26
(c)
109,750
137,000 4.900
10/01/26
(c)
137,421
150,000 5.250
02/01/28
(c)
152,910
66,000 5.750
02/01/33
(c)
69,252
FactSet Research Systems, Inc.
50,000 2.900
03/01/27
(c)
47,946
Fiserv, Inc.
460,000 3.200
07/01/26
(c)
449,240
175,000 4.400
07/01/49
(c)
151,541
Hewlett Packard Enterprise Co.
100,000 6.350
10/15/45
(c)
108,959
Intel Corp.
500,000 4.875
02/10/28
(c)
500,862
224,000 5.700
02/10/53
(c)
215,003
International Business Machines Corp.
312,000 4.500
02/06/26
311,780
15,000 5.875
11/29/32
16,022
150,000 4.150
05/15/39
133,255
250,000 4.000
06/20/42
212,200
Jabil, Inc.
80,000 3.600
01/15/30
(c)
74,361
KLA Corp.
60,000 3.300
03/01/50
(c)
43,828
Kyndryl Holdings, Inc.
137,000 2.700
10/15/28
(c)
126,346
42,000 3.150
10/15/31
(c)
36,896
70,000 4.100
10/15/41
(c)
57,307
Lam Research Corp.
40,000 3.125
06/15/60
(c)
26,051
Leidos, Inc.
100,000 4.375
05/15/30
(c)
96,108
Meta Platforms, Inc.
165,000 4.950
05/15/33
(c)
168,928
200,000 5.600
05/15/53
(c)
210,524
Microsoft Corp.
65,000 3.300
02/06/27
(c)
63,769
15,000 3.500
02/12/35
(c)
13,929
143,000 4.200
11/03/35
(c)
139,926
104,000 4.250
02/06/47
(c)
98,017
300,000 2.525
06/01/50
(c)
194,898
84,000 4.000
02/12/55
(c)
72,562
20,000 2.675
06/01/60
(c)
12,436

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited) (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Technology – (continued)
Motorola Solutions, Inc.
$ 158,000 2.750%
05/24/31
(c)
$ 139,246
NVIDIA Corp.
76,000 3.500
04/01/50
(c)
60,063
PayPal Holdings, Inc.
300,000 4.400
06/01/32
(c)
293,333
QUALCOMM, Inc.
150,000 4.800
05/20/45
(c)
140,558
76,000 4.300
05/20/47
(c)
65,870
Texas Instruments, Inc.
400,000 4.900
03/14/33
(c)
406,432
VeriSign, Inc.
118,000 2.700
06/15/31
(c)
101,930
7,349,866
Transportation – 0.5%
Burlington Northern Santa Fe LLC
302,000 5.200
04/15/54
(c)
300,349
CSX Corp.
250,000 4.100
11/15/32
(c)
239,566
100,000 4.500
11/15/52
(c)
89,222
FedEx Corp.
40,000 3.900
02/01/35
36,303
126,000 4.750
11/15/45
(c)
112,679
40,000 4.400
01/15/47
(c)
33,848
40,000 4.950
10/17/48
(c)
36,563
Norfolk Southern Corp.
200,000 5.350
08/01/54
(c)
200,805
Union Pacific Corp.
40,000 3.700
03/01/29
(c)
38,706
300,000 4.500
01/20/33
(c)
296,376
70,000 4.050
03/01/46
(c)
59,144
10,000 4.500
09/10/48
(c)
8,940
80,000 3.799
10/01/51
(c)
63,128
60,000 3.839
03/20/60
(c)
45,867
15,000 3.750
02/05/70
(c)
10,829
Union Pacific Railroad Co. Pass-Through Trust , Series 2015-1
172,747 2.695
05/12/27
161,965
United Parcel Service, Inc.
400,000 4.875
03/03/33
(c)
403,513
2,137,803
Water – 0.1%
American Water Capital Corp.
140,000 5.150
03/01/34
(c)
142,000
Essential Utilities, Inc.
70,000 3.351
04/15/50
(c)
49,232
191,232
Wireless – 0.8%
American Tower Corp.
84,000 3.375
10/15/26
(c)
81,967
160,000 3.600
01/15/28
(c)
154,875
40,000 3.950
03/15/29
(c)
38,704
42,000 3.700
10/15/49
(c)
31,783
20,000 3.100
06/15/50
(c)
13,600
AT&T, Inc.
50,000 1.650
02/01/28
(c)
45,675
88,000 2.750
06/01/31
(c)
78,252
158,000 2.250
02/01/32
(c)
133,205
187,000 4.500
05/15/35
(c)
177,507
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Wireless – (continued)
AT&T, Inc. – (continued)
$ 400,000 3.500%
06/01/41
(c)
$ 321,133
140,000 3.650
06/01/51
(c)
104,326
100,000 3.300
02/01/52
(c)
70,520
117,000 3.500
09/15/53
(c)
83,389
168,000 3.550
09/15/55
(c)
119,642
T-Mobile USA, Inc.
110,000 3.750
04/15/27
(c)
107,892
50,000 4.750
02/01/28
(c)
49,938
300,000 4.950
03/15/28
(c)
302,093
340,000 4.500
04/15/50
(c)
294,739
70,000 5.650
01/15/53
(c)
71,622
Verizon Communications, Inc.
145,000 3.000
03/22/27
(c)
140,049
89,000 2.355
03/15/32
(c)
75,251
290,000 3.400
03/22/41
(c)
228,532
474,000 3.550
03/22/51
(c)
350,278
66,000 2.987
10/30/56
(c)
41,873
40,000 3.700
03/22/61
(c)
29,132
3,145,977
TOTAL CORPORATE OBLIGATIONS
(Cost $90,902,206)
86,557,257
a
U.S. Treasury Bonds – 10.6%
U.S. Treasury Bonds
10,091,000 4.500
(a)
02/15/36
10,434,433
5,644,000 4.375
(a)
02/15/38
5,722,026
5,563,000 3.875
(a)
08/15/40
5,262,981
9,665,000 2.750
(a)
08/15/42
7,631,868
7,892,000 2.500
(a)
02/15/45
5,773,964
8,053,000 2.500
(a)
05/15/46
5,805,135
1,853,000 2.375
(a)
11/15/49
1,260,245
952,600 2.250
(a)
02/15/52
622,378
TOTAL U.S. TREASURY BONDS
(Cost $46,914,745)
42,513,030
a
Foreign Corporate Debt – 5.6%
Banks – 2.6%
Banco Bilbao Vizcaya Argentaria SA ( Spain )
200,000 1.125
09/18/25
194,364
Banco Santander SA ( Spain )
200,000 1.849
03/25/26
192,443
200,000 3.800
02/23/28
193,359
Bank of Montreal ( Canada )
400,000 5.300
06/05/26
404,005
Bank of Nova Scotia (The) ( Canada )
268,000 5.250
06/12/28
273,543
Canadian Imperial Bank of Commerce ( Canada )
300,000 5.926
10/02/26
306,564
Cooperatieve Rabobank UA ( Netherlands )
300,000 5.500
10/05/26
305,122
Deutsche Bank AG ( Germany )
( SOFR + 1.318% )
393,000 2.552
01/07/28
(c)(d)
373,904
( SOFR + 2.257% )
350,000 3.742
01/07/33
(c)(d)
303,362
Export-Import Bank of Korea ( South Korea )
340,000 2.625
05/26/26
330,473

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited) (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Foreign Corporate Debt – (continued)
Banks – (continued)
Export-Import Bank of Korea (South Korea) – (continued)
$ 270,000 1.250%
09/21/30
$ 225,665
280,000 2.500
06/29/41
204,751
HSBC Holdings PLC ( United Kingdom )
( SOFR + 3.030% )
317,000 7.336
11/03/26
(c)(d)
323,632
370,000 4.950
03/31/30
371,760
( SOFR + 1.187% )
290,000 2.804
05/24/32
(c)(d)
251,309
( SOFR + 2.390% )
400,000 6.254
03/09/34
(c)(d)
425,158
( SOFR + 2.650% )
200,000 6.332
03/09/44
(c)(d)
218,735
Japan Bank for International Cooperation ( Japan )
400,000 0.625
07/15/25
390,547
Korea Development Bank (The) ( South Korea )
270,000 0.800
07/19/26
254,438
320,000 4.375
02/15/33
313,335
Kreditanstalt fuer Wiederaufbau ( Germany )
500,000 0.375
07/18/25
487,614
Landwirtschaftliche Rentenbank ( Germany )
70,000 0.875
03/30/26
66,864
Lloyds Banking Group PLC ( United Kingdom )
( US 1 Year CMT T-Note +
1.480% )
280,000 5.985
08/07/27
(c)(d)
284,195
300,000 4.375
03/22/28
295,617
Mitsubishi UFJ Financial Group, Inc. ( Japan )
( US 1 Year CMT T-Note +
1.950% )
458,000 5.017
07/20/28
(c)(d)
462,072
( US 1 Year CMT T-Note +
1.970% )
400,000 5.406
04/19/34
(c)(d)
413,159
Mizuho Financial Group, Inc. ( Japan )
( US 1 Year CMT T-Note +
1.500% )
200,000 5.667
05/27/29
(c)(d)
205,960
Royal Bank of Canada ( Canada )
111,000 3.875
05/04/32
104,257
Royal Bank of Canada , GMTN ( Canada )
126,000 5.200
07/20/26
127,378
124,000 2.300
11/03/31
106,292
Santander UK Group Holdings PLC ( United Kingdom )
( SOFR + 1.475% )
282,000 2.896
03/15/32
(c)(d)
247,230
Sumitomo Mitsui Financial Group, Inc. ( Japan )
400,000 5.520
01/13/28
410,249
400,000 5.766
01/13/33
420,517
Svensk Exportkredit AB , GMTN ( Sweden )
200,000 0.625
05/14/25
196,538
Toronto-Dominion Bank (The) ( Canada )
197,000 4.456
06/08/32
191,502
UBS AG ( Switzerland )
400,000 7.500
02/15/28
432,552
10,308,465
Brokerage – 0.2%
Brookfield Finance, Inc. ( Canada )
300,000 4.350
04/15/30
(c)
293,229
Principal
Amount Interest Rate Maturity Date Value
a
Foreign Corporate Debt – (continued)
Brokerage – (continued)
Brookfield Finance, Inc. (Canada) – (continued)
$ 15,000 3.500%
03/30/51
(c)
$ 10,862
Nomura Holdings, Inc. ( Japan )
300,000 5.709
01/09/26
302,467
606,558
Communications – 0.0%
RELX Capital, Inc. ( United Kingdom )
100,000 3.000
05/22/30
(c)
92,062
Consumer Cyclical – 0.0%
Honda Motor Co. Ltd. ( Japan )
110,000 2.534
03/10/27
(c)
105,486
Consumer Noncyclical – 0.4%
Ahold Finance USA LLC ( Netherlands )
128,000 6.875
05/01/29
138,685
Astrazeneca Finance LLC ( United Kingdom )
73,000 2.250
05/28/31
(c)
63,277
400,000 5.000
02/26/34
(c)
402,818
BAT Capital Corp. ( United Kingdom )
300,000 2.259
03/25/28
(c)
276,792
250,000 4.390
08/15/37
(c)
222,780
GlaxoSmithKline Capital, Inc. ( United Kingdom )
84,000 6.375
05/15/38
94,018
Novartis Capital Corp. ( Switzerland )
126,000 2.000
02/14/27
(c)
119,970
Takeda Pharmaceutical Co. Ltd. ( Japan )
250,000 5.000
11/26/28
(c)
253,341
1,571,681
Consumer Products – 0.0%
Unilever Capital Corp. ( United Kingdom )
150,000 4.250
08/12/27
(c)
149,671
Energy – 0.4%
Canadian Natural Resources Ltd. ( Canada )
85,000 6.250
03/15/38
89,547
Canadian Natural Resources Ltd. , GMTN ( Canada )
100,000 4.950
06/01/47
(c)
90,093
Cenovus Energy, Inc. ( Canada )
70,000 2.650
01/15/32
(c)
59,498
19,000 5.250
06/15/37
(c)
18,274
Enbridge, Inc. ( Canada )
110,000 3.125
11/15/29
(c)
101,999
84,000 6.200
11/15/30
(c)
89,814
15,000 5.500
12/01/46
(c)
14,972
100,000 3.400
08/01/51
(c)
71,276
( 3M U.S. T-Bill MMY +
3.903% )
15,000 6.250
03/01/78
(c)(d)
14,813
TotalEnergies Capital International SA ( France )
185,000 3.455
02/19/29
(c)
177,610
200,000 2.829
01/10/30
(c)
184,396
70,000 3.127
05/29/50
(c)
48,890
TransCanada PipeLines Ltd. ( Canada )
250,000 4.250
05/15/28
(c)
246,456
250,000 7.625
01/15/39
298,836
Transcanada Trust , Series 16-A ( Canada )
( 3M USD LIBOR + 4.640% )
115,000 5.875
08/15/76
(c)(d)
114,712
1,621,186

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited) (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Foreign Corporate Debt – (continued)
Financial Company – 0.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
( Ireland )
$ 455,000 3.300%
01/30/32
(c)
$ 404,123
Food and Beverage – 0.2%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide,
Inc. ( Belgium )
180,000 4.900
02/01/46
(c)
171,943
Anheuser-Busch InBev Finance, Inc. ( Belgium )
55,000 4.700
02/01/36
(c)
53,819
100,000 4.900
02/01/46
(c)
95,524
Anheuser-Busch InBev Worldwide, Inc. ( Belgium )
300,000 3.500
06/01/30
(c)
284,483
46,000 4.375
04/15/38
(c)
43,263
8,000 4.600
04/15/48
(c)
7,487
108,000 5.550
01/23/49
(c)
112,802
90,000 4.750
04/15/58
(c)
83,615
852,936
Forest Products & Paper – 0.0%
Suzano Austria GmbH ( Brazil )
200,000 6.000
01/15/29
(c)
202,842
Insurance – 0.1%
Fairfax Financial Holdings Ltd. ( Canada )
400,000 3.375
03/03/31
(c)
363,531
Internet – 0.0%
JD.com, Inc. ( China )
200,000 3.875
04/29/26
197,293
Lodging – 0.1%
Sands China Ltd. ( Macau )
299,000 3.250
08/08/31
(c)
257,888
Mining – 0.0%
Southern Copper Corp. ( Mexico )
85,000 5.875
04/23/45
85,358
Multi-National – 0.9%
Asian Development Bank , GMTN ( Supranational )
360,000 1.000
04/14/26
344,365
400,000 2.625
01/12/27
387,444
400,000 2.750
01/19/28
383,446
European Investment Bank ( Supranational )
400,000 0.375
03/26/26
380,129
400,000 3.875
03/15/28
396,560
Inter-American Development Bank , GMTN ( Supranational )
270,000 1.750
03/14/25
267,827
400,000 2.000
06/02/26
386,741
International Bank for Reconstruction & Development , Series
GDIF ( Supranational )
400,000 2.500
07/29/25
394,875
International Finance Corp. , GMTN ( Supranational )
370,000 3.625
09/15/25
367,388
320,000 0.750
10/08/26
300,241
3,609,016
Oil Company-Integrated – 0.3%
Petroleos Mexicanos ( Mexico )
95,000 6.875
08/04/26
94,242
100,000 5.350
02/12/28
92,619
160,000 5.950
01/28/31
(c)
137,838
154,000 10.000
02/07/33
(c)
163,464
70,000 6.375
01/23/45
49,117
Principal
Amount Interest Rate Maturity Date Value
a
Foreign Corporate Debt – (continued)
Oil Company-Integrated – (continued)
Petroleos Mexicanos (Mexico) – (continued)
$ 95,000 6.950%
01/28/60
(c)
$ 68,098
QatarEnergy ( Qatar )
284,000 3.300
07/12/51
(c)(g)
202,149
Saudi Arabian Oil Co. ( Saudi Arabia )
300,000 2.250
11/24/30
(c)(g)
258,657
1,066,184
Technology – 0.1%
NXP BV / NXP Funding LLC ( China )
40,000 5.350
03/01/26
(c)
40,232
NXP BV / NXP Funding LLC / NXP USA, Inc. ( China )
57,000 3.400
05/01/30
(c)
52,841
75,000 2.500
05/11/31
(c)
64,968
83,000 5.000
01/15/33
(c)
82,507
240,548
Transportation – 0.0%
Canadian Pacific Railway Co. ( Canada )
138,000 2.450
12/02/31
(c)
120,224
Wireless – 0.1%
Rogers Communications, Inc. ( Canada )
250,000 5.300
02/15/34
(c)
250,115
Wirelines – 0.1%
Deutsche Telekom International Finance BV ( Germany )
15,000 8.750
06/15/30
17,708
Orange SA ( France )
82,000 9.000
03/01/31
99,648
Telefonica Emisiones SA ( Spain )
260,000 4.895
03/06/48
233,464
Telefonica Europe BV ( Spain )
50,000 8.250
09/15/30
57,820
408,640
TOTAL FOREIGN CORPORATE DEBT
(Cost $22,687,362)
22,513,807
a
Sovereign Debt Obligations – 2.4%
Sovereign – 2.4%
Abu Dhabi Government International Bond
200,000 1.625
06/02/28
(g)
180,934
300,000 3.125
04/16/30
(g)
278,783
200,000 2.700
09/02/70
(g)
116,433
Chile Government International Bond
350,000 2.750
01/31/27
(c)
335,729
200,000 2.450
01/31/31
(c)
175,033
200,000 3.860
06/21/47
159,184
200,000 3.500
01/25/50
(c)
148,162
Colombia Government International Bond
200,000 4.500
03/15/29
(c)
186,758
100,000 6.125
01/18/41
84,673
220,000 5.000
06/15/45
(c)
157,172
Finance Department Government of Sharjah
300,000 4.000
07/28/50
(g)
200,825
Hungary Government International Bond
300,000 6.125
05/22/28
(g)
307,954
Indonesia Government International Bond
200,000 3.850
10/15/30
189,247
200,000 4.650
09/20/32
(c)
194,851
280,000 4.850
01/11/33
(c)
276,316

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited) (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Sovereign Debt Obligations – (continued)
Sovereign – (continued)
Indonesia Government International Bond – (continued)
$ 200,000 3.700%
10/30/49
$ 155,625
200,000 5.650
01/11/53
(c)
206,676
Israel Government International Bond , Series 10Y
200,000 4.500
01/17/33
188,168
Mexico Government International Bond
338,000 4.150
03/28/27
332,523
250,000 3.250
04/16/30
(c)
223,256
282,000 4.750
04/27/32
(c)
263,983
250,000 3.500
02/12/34
(c)
206,425
200,000 4.350
01/15/47
149,300
262,000 3.771
05/24/61
(c)
161,436
Panama Government International Bond
81,000 6.700
01/26/36
80,350
244,000 4.500
04/01/56
(c)
159,773
200,000 4.500
01/19/63
(c)
129,597
Perusahaan Penerbit SBSN Indonesia III
350,000 4.550
03/29/26
(g)
350,000
200,000 2.800
06/23/30
(g)
179,316
200,000 2.550
06/09/31
(g)
173,356
Peruvian Government International Bond
87,000 1.862
12/01/32
(c)
67,967
55,000 8.750
11/21/33
67,498
85,000 3.300
03/11/41
(c)
65,113
Philippine Government International Bond
200,000 3.750
01/14/29
191,893
338,000 2.457
05/05/30
299,477
220,000 5.609
04/13/33
228,223
229,000 6.375
10/23/34
252,432
200,000 2.650
12/10/45
133,033
Province of Alberta Canada
50,000 3.300
03/15/28
48,460
Province of Ontario Canada
30,000 1.050
05/21/27
27,742
30,000 1.600
02/25/31
25,480
Province of Quebec Canada
90,000 0.600
07/23/25
87,775
25,000 2.750
04/12/27
24,135
Qatar Government International Bond
270,000 3.750
04/16/30
(g)
259,719
200,000 4.817
03/14/49
(g)
188,097
Republic of Poland Government International Bond
30,000 3.250
04/06/26
29,519
70,000 5.750
11/16/32
(c)
72,870
Romanian Government International Bond
16,000 3.000
02/14/31
(g)
13,233
108,000 5.125
06/15/48
(g)
86,265
Saudi Government International Bond
300,000 2.900
10/22/25
(g)
294,920
300,000 4.750
01/18/28
(g)
299,899
326,000 4.875
07/18/33
(g)
324,053
300,000 5.000
01/16/34
(g)
299,314
300,000 5.000
01/18/53
(g)
268,149
Uruguay Government International Bond
15,000 4.375
01/23/31
(c)
14,738
72,000 5.100
06/18/50
69,255
TOTAL SOVEREIGN DEBT OBLIGATIONS
(Cost $10,209,924)
9,691,097
Principal
Amount Interest Rate Maturity Date Value
a
U.S. Government Agency Obligations – 0.2%
Federal Home Loan Banks
$ 200,000 0.375%
09/04/25
$ 194,195
250,000 1.250
12/21/26
235,916
Federal Home Loan Mortgage Corp. , MTN
700,000 –
11/15/38
(e)
361,206
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $812,917)
791,317
Shares
Dividend
Rate Value
aa a
Investment Company – 5.9%
(h)
Goldman Sachs Financial Square Government Fund - Institutional
Shares
23,427,572 4.541% 23,427,572
(Cost $23,427,572)
TOTAL INVESTMENTS – 108.5%
(Cost $444,290,755)
$ 433,288,478
LIABILITIES IN EXCESS OF OTHER ASSETS
– (8.5)%
(34,096,288)
NET ASSETS – 100.0%
$ 399,192,190
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a) Interest rates represent either the stated coupon rate,
annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.
(b) TBA (To Be Announced) Securities are purchased on a
forward commitment basis with an approximate principal
amount and no defined maturity date. The actual principal
and maturity date will be determined upon settlement when
the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any)
amounts to $39,633,789 which represents approximately 9.9%
of the Fund’s net assets as of November 30, 2024.
(c) Securities with “Call” features. Maturity dates disclosed are the final maturity date.
(d) Variable or floating rate security. Except for floating rate notes
(for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on November 30, 2024.
(e) Issued with a zero coupon. Income is recognized through the accretion of discount.
(f) Security with “Put” features and resetting interest rates.
Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect on November 30, 2024.
(g) Exempt from registration under Rule 144A of the Securities
Act of 1933.
(h) Represents an affiliated issuer.
Investment Abbreviations:
CMT — Constant Maturity Treasury Index
FNMA — Federal National Mortgage Association
GMTN — Global Medium Term Note
GNMA — Insured by Government National Mortgage
Association

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited) (Unaudited)
Additional Investment Information
**End swaps header**
Investment Abbreviations: (continued)
LIBOR — London Interbank Offered Rate
LP — Limited Partnership
MMY — Money Market Yield
MTN — Medium Term Note
PLC — Public Limited Company
REIT — Real Estate Investment Trust
SOFR — Secured Overnight Financing Rate
SOFRINDX — Secured Overnight Financing Rate Index
Investment Abbreviations: (continued)
T-Bill — Treasury Bill
TSFR — Term Secured Overnight Financing Rate
FORWARD SALES CONTRACTS
— At November 30, 2024, the Fund had the following forward sales contracts:
Description
Interest
Rate Maturity Date
 (a)
Settlement Date
Principal
Amount Value
FNMA 2.000 % TBA-15yr 12/01/39 $ (1,000,000) $ (896,055)
FNMA 2.500 TBA-30yr 12/01/54 (12,000,000) (10,052,812)
FNMA 4.500 TBA-30yr 12/01/54 (1,000,000) (961,406)
GNMA 2.000 TBA-30yr 12/20/54 (1,000,000) (821,055)
GNMA 2.500 TBA-30yr 12/20/54 (1,000,000) (854,844)
Total (Proceed Receivable $13,332,734)
$ (13,586,172)
TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

GOLDMAN SACHS ACCESS U.S. PREFERRED STOCK AND HYBRID SECURITIES ETF
Schedule of Investments
November 30, 2024 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – 54.3%
Banks – 30.0%
American Express Co.
( (US 5 Year CMT T-Note +
2.854%) )
$ 858,000 3.550%
09/15/73
(a)
$ 820,462
Bank of America Corp. , Series AA
( (TSFR3M + 4.160%) )
166,000 6.100
09/17/73
(a)
166,208
Bank of America Corp. , Series DD
( (TSFR3M + 4.815%) )
431,000 6.300
09/10/73
(a)
436,926
Bank of America Corp. , Series FF
( (TSFR3M + 3.193%) )
717,000 5.875
09/15/73
(a)
722,378
Bank of America Corp. , Series MM
( (TSFR3M + 2.926%) )
50,000 4.300
07/28/73
(a)
49,937
Bank of America Corp. , Series RR
( (US 5 Year CMT T-Note +
2.760%) )
975,000 4.375
04/27/73
(a)
944,531
Bank of America Corp. , Series TT
( (US 5 Year CMT T-Note +
3.231%) )
546,000 6.125
07/27/73
(a)
559,650
Bank of New York Mellon Corp. (The) , Series F
( (TSFR3M + 3.393%) )
690,000 4.625
03/20/73
(a)
679,650
Bank of New York Mellon Corp. (The) , Series G
( (US 5 Year CMT T-Note +
4.358%) )
308,000 4.700
09/20/73
(a)
306,460
Bank of New York Mellon Corp. (The) , Series H
( (US 5 Year CMT T-Note +
3.352%) )
864,000 3.700
03/20/73
(a)
846,720
Bank of New York Mellon Corp. (The) , Series I
( (US 5 Year CMT T-Note +
2.630%) )
117,000 3.750
03/20/73
(a)
112,174
Capital One Financial Corp. , Series M
( (US 5 Year CMT T-Note +
3.157%) )
378,000 3.950
09/01/73
(a)
362,880
Charles Schwab Corp. (The) , Series G
( (US 5 Year CMT T-Note +
4.971%) )
1,682,000 5.375
09/01/73
(a)
1,684,103
Charles Schwab Corp. (The) , Series H
( (10 yr. US Treasury Yield
Curve Rate T Note Constant
Maturity + 3.079%) )
964,000 4.000
03/01/73
(a)
847,115
Citigroup, Inc. , Series AA
( (US 5 Year CMT T-Note +
3.211%) )
980,000 7.625
02/15/73
(a)
1,043,700
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Banks – (continued)
Citigroup, Inc. , Series BB
( (US 5 Year CMT T-Note +
2.905%) )
$ 47,000 7.200%
08/15/73
(a)
$ 49,115
Citigroup, Inc. , Series CC
( (US 5 Year CMT T-Note +
2.693%) )
420,000 7.125
11/15/73
(a)
433,125
Citigroup, Inc. , Series DD
( (10 yr. US Treasury Yield
Curve Rate T Note Constant
Maturity + 2.757%) )
729,000 7.000
11/15/73
(a)
768,184
Citigroup, Inc. , Series EE
( (US 5 Year CMT T-Note +
2.572%) )
158,000 6.750
02/15/73
(a)(b)
158,592
Citigroup, Inc. , Series P
( (TSFR3M + 4.167%) )
74,000 5.950
11/15/73
(a)
74,093
Citigroup, Inc. , Series T
( (TSFR3M + 4.779%) )
10,000 6.250
02/15/73
(a)
10,137
Citigroup, Inc. , Series V
( (SOFR + 3.234%) )
552,000 4.700
07/30/73
(a)
552,690
Citigroup, Inc. , Series W
( (US 5 Year CMT T-Note +
3.597%) )
10,000 4.000
03/10/73
(a)
9,800
Citigroup, Inc. , Series X
( (US 5 Year CMT T-Note +
3.417%) )
1,333,000 3.875
05/18/73
(a)
1,296,342
Citigroup, Inc. , Series Y
( (US 5 Year CMT T-Note +
3.000%) )
100,000 4.150
02/15/73
(a)
96,250
Citigroup, Inc. , Series Z
( (US 5 Year CMT T-Note +
3.209%) )
594,000 7.375
08/15/73
(a)
623,700
Citizens Financial Group, Inc. , Series B
( (TSFR3M + 3.265%) )
100,000 7.854
01/07/73
(a)
100,250
Citizens Financial Group, Inc. , Series C
( (TSFR3M + 3.419%) )
373,000 8.008
01/07/73
(a)
372,534
Citizens Financial Group, Inc. , Series F
( (US 5 Year CMT T-Note +
5.313%) )
382,000 5.650
10/06/73
(a)
381,045
Discover Financial Services , Series C
( (TSFR3M + 3.338%) )
236,000 5.500
04/30/73
(a)
230,395
Discover Financial Services , Series D
( (US 5 Year CMT T-Note +
5.783%) )
557,000 6.125
03/23/73
(a)
559,089

GOLDMAN SACHS ACCESS U.S. PREFERRED STOCK AND HYBRID SECURITIES ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Banks – (continued)
Fifth Third Bancorp , Series H
( (TSFR3M + 3.295%) )
$ 246,000 7.898%
12/31/72
(a)
$ 246,000
Fifth Third Bancorp , Series J
( (TSFR3M + 3.391%) )
441,000 7.994
09/30/73
(a)
439,897
Fifth Third Bancorp , Series L
( (US 5 Year CMT T-Note +
4.215%) )
173,000 4.500
09/30/73
(a)
171,054
Huntington Bancshares, Inc. , Series F
( (10 yr. US Treasury Yield
Curve Rate T Note Constant
Maturity + 4.945%) )
367,000 5.625
10/15/73
(a)
365,624
Huntington Bancshares, Inc. , Series G
( (7 yr. US Treasury Yield
Curve Rate T Note Constant
Maturity + 4.045%) )
398,000 4.450
01/15/73
(a)
382,578
JPMorgan Chase & Co. , Series HH
( (TSFR3M + 3.125%) )
439,000 4.600
08/01/73
(a)
438,451
JPMorgan Chase & Co. , Series KK
( (US 5 Year CMT T-Note +
2.850%) )
904,000 3.650
09/01/73
(a)
880,270
JPMorgan Chase & Co. , Series NN
( (US 5 Year CMT T-Note +
2.737%) )
1,500,000 6.875
06/01/73
(a)
1,588,125
KeyCorp , Series D
( (TSFR3M + 3.868%) )
217,000 5.000
12/15/73
(a)
211,575
M&T Bank Corp.
( (US 5 Year CMT T-Note +
2.679%) )
774,000 3.500
03/01/73
(a)
723,690
M&T Bank Corp. , Series F
( (TSFR3M + 3.782%) )
46,000 5.125
05/01/73
(a)
45,770
M&T Bank Corp. , Series G
( (US 5 Year CMT T-Note +
3.174%) )
117,000 7.014
02/01/73
(a)
117,585
Morgan Stanley , Series M
443,000 5.875
03/15/73
(a)
443,554
Northern Trust Corp. , Series D
( (TSFR3M + 3.464%) )
601,000 4.600
04/01/73
(a)
594,990
PNC Financial Services Group, Inc. (The) , Series R
( (TSFR3M + 3.302%) )
173,000 8.317
12/01/73
(a)(c)
174,081
PNC Financial Services Group, Inc. (The) , Series S
( (TSFR3M + 3.562%) )
1,116,000 5.000
05/01/73
(a)
1,109,025
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Banks – (continued)
PNC Financial Services Group, Inc. (The) , Series T
( (US 5 Year CMT T-Note +
2.595%) )
$ 285,000 3.400%
12/15/73
(a)
$ 268,256
PNC Financial Services Group, Inc. (The) , Series U
( (US 5 Year CMT T-Note +
3.000%) )
70,000 6.000
08/15/73
(a)
70,525
PNC Financial Services Group, Inc. (The) , Series V
( (US 5 Year CMT T-Note +
3.238%) )
166,000 6.200
12/15/73
(a)
169,112
PNC Financial Services Group, Inc. (The) , Series W
( (7 yr. US Treasury Yield
Curve Rate T Note Constant
Maturity + 2.808%) )
866,000 6.250
06/15/73
(a)
878,892
State Street Corp. , Series I
( (US 5 Year CMT T-Note +
2.613%) )
707,000 6.700
06/15/73
(a)
728,210
State Street Corp. , Series J
( (US 5 Year CMT T-Note +
2.628%) )
534,000 6.700
12/15/73
(a)
549,353
Truist Financial Corp. , Series M
( (TSFR3M + 3.048%) )
16,000 5.125
06/15/73
(a)
15,580
Truist Financial Corp. , Series N
( (US 5 Year CMT T-Note +
3.003%) )
511,000 6.669
03/01/73
(a)
510,361
Truist Financial Corp. , Series P
( (US 5 Year CMT T-Note +
4.605%) )
57,000 4.950
12/01/73
(a)
56,644
Truist Financial Corp. , Series Q
( (10 yr. US Treasury Yield
Curve Rate T Note Constant
Maturity + 4.349%) )
445,000 5.100
03/01/73
(a)
431,094
U.S. Bancorp
( (US 5 Year CMT T-Note +
2.541%) )
1,192,000 3.700
01/15/73
(a)
1,132,698
U.S. Bancorp , Series J
( (TSFR3M + 3.176%) )
282,000 5.300
04/15/73
(a)
280,943
USB Capital IX
( (TSFR3M + 1.282%) )
405,000 5.938
10/16/73
(a)
353,362
Wells Fargo & Co.
( (US 5 Year CMT T-Note +
2.767%) )
640,000 6.850
09/15/73
(a)
664,800
( (US 5 Year CMT T-Note +
3.606%) )
1,366,000 7.625
09/15/73
(a)
1,463,327

GOLDMAN SACHS ACCESS U.S. PREFERRED STOCK AND HYBRID SECURITIES ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Banks – (continued)
Wells Fargo & Co. , Series BB
( (US 5 Year CMT T-Note +
3.453%) )
$ 940,000 3.900%
03/15/73
(a)
$ 916,500
Wells Fargo & Co. , Series U
76,000 5.875
06/15/73
(a)
76,380
31,796,541
Building Materials – 0.3%
Stanley Black & Decker, Inc.
((US 5 Year CMT T-Note +
2.657%))
340,000 4.000
03/15/60
(a)
335,872
Consumer Cyclical – 0.9%
General Motors Financial Co., Inc. , Series A
( (3M USD LIBOR +
3.598%) )
61,000 5.750
03/30/73
(a)
59,704
General Motors Financial Co., Inc. , Series B
( (3M USD LIBOR +
3.436%) )
874,000 6.500
03/30/73
(a)
883,832
943,536
Electric – 10.5%
AES Corp. (The)
( (US 5 Year CMT T-Note +
3.201%) )
622,000 7.600
01/15/55
(a)
646,370
American Electric Power Co., Inc.
( (US 5 Year CMT T-Note +
2.675%) )
263,000 6.950
12/15/54
(a)
276,330
( (US 5 Year CMT T-Note +
2.750%) )
39,000 7.050
12/15/54
(a)
40,841
( US 5 Year CMT T-Note +
2.675% )
462,000 3.875
02/15/62
(a)
436,301
CenterPoint Energy, Inc. , Series A
( (US 5 Year CMT T-Note +
3.254%) )
428,000 7.000
02/15/55
(a)
440,762
CenterPoint Energy, Inc. , Series B
( (US 5 Year CMT T-Note +
2.946%) )
263,000 6.850
02/15/55
(a)
272,366
CMS Energy Corp.
( (US 5 Year CMT T-Note +
4.116%) )
706,000 4.750
06/01/50
(a)
671,465
Dominion Energy, Inc. , Series A
( US 5 Year CMT T-Note +
2.386% )
1,048,000 6.875
02/01/55
(a)
1,099,090
Dominion Energy, Inc. , Series B
( (US 5 Year CMT T-Note +
2.511%) )
190,000 7.000
06/01/54
(a)
201,506
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Electric – (continued)
Dominion Energy, Inc. , Series C
( (US 5 Year CMT T-Note +
3.195%) )
$ 300,000 4.350%
04/15/73
(a)
$ 289,660
Duke Energy Corp.
( (US 5 Year CMT T-Note +
2.321%) )
10,000 3.250
01/15/82
(a)
9,325
Edison International
( US 5 Year CMT T-Note +
3.864% )
96,000 8.125
06/15/53
(a)
100,912
( (US 5 Year CMT T-Note +
3.658%) )
16,000 7.875
06/15/54
(a)
16,839
Edison International , Series A
( (US 5 Year CMT T-Note +
4.698%) )
829,000 5.375
09/15/73
(a)
824,337
Entergy Corp.
( (US 5 Year CMT T-Note +
2.670%) )
698,000 7.125
12/01/54
(a)
721,415
NextEra Energy Capital Holdings, Inc.
( (US 5 Year CMT T-Note +
2.457%) )
752,000 6.750
06/15/54
(a)
782,772
( (US 5 Year CMT T-Note +
2.364%) )
47,000 6.700
09/01/54
(a)
48,283
( (TSFR3M + 2.329%) )
777,000 6.922
10/01/66
(a)
758,546
( (3M USD LIBOR +
3.156%) )
18,000 5.650
05/01/79
(a)
17,865
( (US 5 Year CMT T-Note +
2.547%) )
108,000 3.800
03/15/82
(a)
103,196
NiSource, Inc.
( (US 5 Year CMT T-Note +
2.451%) )
350,000 6.950
11/30/54
(a)
360,028
( (US 5 Year CMT T-Note +
2.527%) )
210,000 6.375
03/31/55
(a)
211,914
PG&E Corp.
( (US 5 Year CMT T-Note +
3.883%) )
406,000 7.375
03/15/55
(a)
418,880
PPL Capital Funding, Inc. , Series A
( (TSFR3M + 2.927%) )
376,000 7.530
03/30/67
(a)
377,244
Sempra
( US 5 Year CMT T-Note +
2.868% )
77,000 4.125
04/01/52
(a)
73,463
( (US 5 Year CMT T-Note +
2.632%) )
200,000 6.400
10/01/54
(a)
200,836

GOLDMAN SACHS ACCESS U.S. PREFERRED STOCK AND HYBRID SECURITIES ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Electric – (continued)
( US 5 Year CMT T-Note +
2.789% )
$ 500,000 6.875%
10/01/54
(a)
$ 512,164
( (US 5 Year CMT T-Note +
4.550%) )
647,000 4.875
10/15/73
(a)
642,148
Southern Co. (The) , Series B
( US 5 Year CMT T-Note +
3.733% )
644,000 4.000
01/15/51
(a)
632,892
11,187,750
Energy – 4.5%
BP Capital Markets PLC
( (US 5 Year CMT T-Note +
4.398%) )
844,000 4.875
12/22/72
(a)
821,845
( (US 5 Year CMT T-Note +
2.153%) )
81,000 6.450
09/01/73
(a)
84,645
( US 5 Year CMT T-Note +
4.036% )
945,000 4.375
09/22/73
(a)
946,181
Energy Transfer LP
( (US 5 Year CMT T-Note +
4.020%) )
505,000 8.000
05/15/54
(a)
537,296
( (US 5 Year CMT T-Note +
2.829%) )
480,000 7.125
10/01/54
(a)
487,800
( (TSFR3M + 3.279%) )
206,000 7.850
11/01/66
(a)
205,784
Energy Transfer LP , Series F
( (US 5 Year CMT T-Note +
5.134%) )
143,000 6.750
05/15/73
(a)
142,667
Energy Transfer LP , Series H
( (US 5 Year CMT T-Note +
5.694%) )
788,000 6.500
11/15/73
(a)
786,599
Enterprise Products Operating LLC , Series E
( 3M U.S. T-Bill MMY +
3.295 )
737,000 5.250
08/16/77
(a)
725,123
4,737,940
Financial Company – 1.8%
Air Lease Corp. , Series C
( (US 5 Year CMT T-Note +
3.149%) )
26,000 4.125
12/15/73
(a)
24,635
Air Lease Corp. , Series D
( (US 5 Year CMT T-Note +
2.560%) )
271,000 6.000
12/15/73
(a)
270,661
Ally Financial, Inc. , Series B
( (US 5 Year CMT T-Note +
3.868%) )
686,000 4.700
08/15/73
(a)
649,985
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Financial Company – (continued)
Ally Financial, Inc. , Series C
( (7 yr. US Treasury Yield
Curve Rate T Note Constant
Maturity + 3.481%) )
$ 486,000 4.700%
08/15/73
(a)
$ 421,605
Apollo Global Management, Inc.
( (US 5 Year CMT T-Note +
2.168%) )
515,000 6.000
12/15/54
(a)
523,282
1,890,168
Insurance – 6.0%
Allstate Corp. (The) , Series B
( (TSFR3M + 3.200%) )
450,000 7.723
08/15/53
(a)
450,009
American International Group, Inc. , Series A-9
( 3M USD LIBOR + 2.868% )
481,000 5.750
04/01/48
(a)
481,974
Athene Holding Ltd.
( (US 5 Year CMT T-Note +
2.607%) )
194,000 6.625
10/15/54
(a)
195,408
Corebridge Financial, Inc.
( US 5 Year CMT T-Note +
3.846% )
604,000 6.875
12/15/52
(a)
620,206
( (US 5 Year CMT T-Note +
2.646%) )
378,000 6.375
09/15/54
(a)
381,884
Equitable Holdings, Inc. , Series B
( (US 5 Year CMT T-Note +
4.736%) )
481,000 4.950
12/15/73
(a)
477,392
Lincoln National Corp. , Series C
( (US 5 Year CMT T-Note +
5.318%) )
415,000 9.250
03/01/73
(a)
454,425
Markel Group, Inc.
( (US 5 Year CMT T-Note +
5.662%) )
46,000 6.000
12/01/73
(a)
46,230
MetLife, Inc.
416,000 6.400
12/15/36
433,996
MetLife, Inc. , Series G
( (US 5 Year CMT T-Note +
3.576%) )
235,000 3.850
03/15/73
(a)
230,887
Prudential Financial, Inc.
( (3M USD LIBOR +
3.031%) )
74,000 5.375
05/15/45
(a)
73,664
( 3M USD LIBOR + 2.665% )
1,035,000 5.700
09/15/48
(a)
1,042,762
( US 5 Year CMT T-Note +
3.035% )
30,000 3.700
10/01/50
(a)
27,277
( (US 5 Year CMT T-Note +
3.162%) )
797,000 5.125
03/01/52
(a)
769,308

GOLDMAN SACHS ACCESS U.S. PREFERRED STOCK AND HYBRID SECURITIES ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Insurance – (continued)
( (US 5 Year CMT T-Note +
2.848%) )
$ 63,000 6.750%
03/01/53
(a)
$ 67,130
( (US 5 Year CMT T-Note +
2.404%) )
491,000 6.500
03/15/54
(a)
510,726
Reinsurance Group of America, Inc.
( (TSFR3M + 2.927%) )
15,000 7.873
12/15/65
(a)
14,854
Voya Financial, Inc. , Series A
( (US 5 Year CMT T-Note +
3.358%) )
109,000 7.758
03/15/73
(a)
115,881
6,394,013
Media Non Cable – 0.3%
Paramount Global
( (3M USD LIBOR +
3.899%) )
80,000 6.250
02/28/57
(a)
75,965
( (US 5 Year CMT T-Note +
3.999%) )
230,000 6.375
03/30/62
(a)
223,238
299,203
TOTAL CORPORATE OBLIGATIONS
(Cost $56,488,363)
57,585,023
a
Foreign Corporate Debt – 8.6%
Banks – 1.8%
Bank of Montreal ( Canada )
( (US 5 Year CMT T-Note +
2.979%) )
590,000 6.699
02/25/73
(a)
587,583
Bank of Nova Scotia (The) ( Canada )
( (TSFR3M + 2.910%) )
592,000 7.566
04/12/73
(a)
588,300
( (US 5 Year CMT T-Note +
4.551%) )
735,000 4.900
09/04/73
(a)
730,406
1,906,289
Electric – 1.0%
Algonquin Power & Utilities Corp. ( Canada )
( (US 5 Year CMT T-Note +
3.249%) )
425,000 4.750
01/18/82
(a)
400,563
Emera , Inc. , Series 2016-A ( Canada )
( (3M USD LIBOR +
5.440%) )
623,000 6.750
06/15/76
(a)
629,230
1,029,793
Energy – 3.1%
Enbridge, Inc. ( Canada )
( (US 5 Year CMT T-Note +
2.970%) )
47,000 7.200
06/27/54
(a)
49,174
( (TSFR3M + 3.680%) )
1,438,000 5.500
07/15/77
(a)
1,394,860
Principal
Amount Interest Rate Maturity Date Value
a
Foreign Corporate Debt – (continued)
Energy – (continued)
( 3M U.S. T-Bill MMY +
3.903% )
$ 177,000 6.250%
03/01/78
(a)
$ 174,787
( (US 5 Year CMT T-Note +
3.708%) )
497,000 7.375
01/15/83
(a)
506,643
( (US 5 Year CMT T-Note +
4.418%) )
192,000 7.625
01/15/83
(a)
204,480
Enbridge, Inc. , Series 2016-A ( Canada )
( (TSFR3M + 4.152%) )
87,000 6.000
01/15/77
(a)
86,347
Enbridge, Inc. , Series 2020-A ( Canada )
( (US 5 Year CMT T-Note +
5.314%) )
42,000 5.750
07/15/80
(a)
40,846
Enbridge, Inc. , Series NC5 ( Canada )
( (US 5 Year CMT T-Note +
3.785%) )
367,000 8.250
01/15/84
(a)
388,833
TransCanada PipeLines Ltd. ( Canada )
( (TSFR3M + 2.472%) )
500,000 6.995
05/15/67
(a)
467,500
3,313,470
Financial Company – 0.8%
AerCap Global Aviation Trust ( Ireland )
( (TSFR3M + 4.562%) )
544,000 6.500
06/15/45
(a)(d)
544,680
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
( Ireland )
( US 5 Year CMT T-Note +
2.720% )
300,000 6.950
03/10/55
(a)
310,932
855,612
Insurance – 0.3%
AXA SA ( France )
247,000 8.600
12/15/30
294,998
Wireless – 1.6%
Vodafone Group PLC ( United Kingdom )
( (5 Year USD Swap +
4.873%) )
1,168,000 7.000
04/04/79
(a)
1,219,100
( (US 5 Year CMT T-Note +
2.447%) )
32,000 3.250
06/04/81
(a)
30,949
( (US 5 Year CMT T-Note +
2.767%) )
31,000 4.125
06/04/81
(a)
27,900
( (US 5 Year CMT T-Note +
3.073%) )
560,000 5.125
06/04/81
(a)
437,639
1,715,588
TOTAL FOREIGN CORPORATE DEBT
(Cost $8,990,935)
9,115,750

GOLDMAN SACHS ACCESS U.S. PREFERRED STOCK AND HYBRID SECURITIES ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Shares Description
Dividend
Rate Value
aa
Preferred Stocks – 35.8%
Communications – 3.0%
27,440 AT&T, Inc.,
Series C 4.75% $ 553,465
18,840 AT&T, Inc.,
Series A 5.00 403,741
33,791
AT&T, Inc. 5.35 817,458
26,249
Qwest Corp. 6.50 465,960
10,771 Telephone and
Data Systems,
Inc., Series VV 6.00 205,080
6,597 Telephone and
Data Systems,
Inc., Series UU 6.63 142,297
23,838 U.S. Cellular
Corp. 5.50 547,718
3,135,719
Consumer, Cyclical – 1.4%
8,516
Brunswick Corp. 6.38 212,381
3,153 Dillard's Capital
Trust I 7.50 82,451
33,486
Ford Motor Co. 6.00 804,547
10,529
QVC, Inc. 6.25 131,794
8,520 WESCO
International, Inc.,
Series A 10.63 222,116
1,453,289
Consumer, Non-cyclical – 0.2%
2,743 Triton
International Ltd.,
Series E 5.75 61,169
4,707 Triton
International Ltd. 7.38 119,774
180,943
Financial – 27.8%
14,662 AEGON Funding
Co. LLC 5.10 319,485
14,949 Affiliated
Managers Group,
Inc. 4.75 349,681
2,743 Agree Realty
Corp., Series A 4.25 53,763
4,748 Allstate Corp.
(The), Series I 4.75 100,563
18,149 Allstate Corp.
(The), Series H 5.10 413,434
9,422 Allstate Corp.
(The), Series J 7.38 256,938
7,532 American
Financial Group,
Inc. 5.13 177,543
1,841 American Homes
4 Rent, Series G 5.88 43,392
2,046 American Homes
4 Rent, Series H 6.25 50,864
4,748 American
National Group,
Inc., Series B 6.63 122,308
Shares Description
Dividend
Rate Value
aa
Preferred Stocks – (continued)
Financial – (continued)
6,310 American
National Group,
Inc., Series A 8.37% $ 160,211
8,232 Apollo Global
Management, Inc. 7.63 223,828
7,864 Arch Capital
Group Ltd., Series
G 4.55 156,808
5,199 Arch Capital
Group Ltd.,
Series F 5.45 119,629
2,374 Argo Group
International
Holdings, Inc. 7.00 59,041
3,932 Aspen Insurance
Holdings Ltd. 5.63 86,819
3,891 Aspen Insurance
Holdings Ltd.,
Series ** 5.63 83,929
1,595 Associated Banc-
Corp., Series E 5.88 35,776
4,338 Associated
Banc-Corp. 6.63 108,407
3,932
Assurant, Inc. 5.25 86,307
9,012 Athene Holding
Ltd., Series D 4.88 177,897
5,445 Athene Holding
Ltd., Series B 5.63 122,458
13,637 Athene Holding
Ltd., Series A 6.35 350,471
9,463 Athene Holding
Ltd., Series C 6.38 239,414
7,003 Athene Holding
Ltd. 7.25 181,028
7,864 Athene Holding
Ltd., Series E 7.75 215,002
8,643 Axis Capital
Holdings Ltd.,
Series E 5.50 199,308
10,156 Bank of America
Corp., Series PP 4.13 187,175
14,560 Bank of America
Corp., Series QQ 4.25 272,418
11,960 Bank of America
Corp., Series NN 4.38 232,861
7,688 Bank of America
Corp., Series SS 4.75 164,523
14,416 Bank of America
Corp., Series LL 5.00 315,134
3,473 Bank of America
Corp., Series E 5.14 85,366
4,498 Bank of America
Corp., Series 5 5.28 109,751
15,277 Bank of America
Corp., Series KK 5.38 357,176
3,317 Bank of America
Corp., Series 02 5.43 76,490
2,333 Bank of America
Corp., Series 4 5.53 56,225

GOLDMAN SACHS ACCESS U.S. PREFERRED STOCK AND HYBRID SECURITIES ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Shares Description
Dividend
Rate Value
aa
Preferred Stocks – (continued)
Financial – (continued)
9,463 Bank of America
Corp., Series HH 5.88% $ 238,373
2,866 Bank of Hawaii
Corp., Series A 4.38 48,665
1,600 Bank of Hawaii
Corp. 8.00 42,560
5,445 Brighthouse
Financial, Inc.,
Series D 4.63 96,377
8,971 Brighthouse
Financial, Inc.,
Series C 5.38 179,330
5,937 Brighthouse
Financial, Inc. 6.25 145,160
6,638 Brighthouse
Financial, Inc.,
Series A 6.60 158,515
5,527 Brighthouse
Financial, Inc.,
Series B 6.75 138,341
3,153 Brookfield
Finance I UK
PLC 4.50 53,885
6,351 Brookfield
Finance, Inc.,
Series 50 4.63 119,907
3,686 Brookfield
Oaktree Holdings
LLC, Series B 6.55 83,267
2,866 Brookfield
Oaktree Holdings
LLC, Series A 6.63 64,915
3,891 Brookfield
Property Partners
LP, Series A 5.75 56,731
2,866 Brookfield
Property Partners
LP, Series A-1 6.50 49,181
2,780 Cadence Bank,
Series A 5.50 58,519
6,679 Capital One
Financial Corp.,
Series N 4.25 121,691
10,607 Capital One
Financial Corp.,
Series L 4.38 200,578
1,964 Capital One
Financial Corp.,
Series K 4.63 38,396
19,662 Capital One
Financial Corp.,
Series J 4.80 392,454
23,430 Capital One
Financial Corp.,
Series I 5.00 491,796
7,930 Carlyle Finance
LLC 4.63 155,428
Shares Description
Dividend
Rate Value
aa
Preferred Stocks – (continued)
Financial – (continued)
9,381 Charles Schwab
Corp. (The),
Series J 4.45% $ 199,346
11,837 Charles Schwab
Corp. (The),
Series D 5.95 301,252
7,007 Citizens Financial
Group, Inc.,
Series E 5.00 149,880
6,640 Citizens Financial
Group, Inc. 7.38 181,139
2,374 Cullen/Frost
Bankers, Inc.,
Series B 4.45 46,056
5,445 Digital Realty
Trust, Inc., Series
L 5.20 122,404
3,153 Digital Realty
Trust, Inc.,
Series J 5.25 73,780
3,276 Digital Realty
Trust, Inc., Series
K 5.85 81,703
2,415 EPR Properties,
Series G 5.75 53,734
4,707 Equitable
Holdings, Inc.,
Series C 4.30 91,645
12,616 Equitable
Holdings, Inc.,
Series A 5.25 289,537
3,891 Fifth Third
Bancorp, Series K 4.95 92,411
3,153 Fifth Third
Bancorp, Series A 6.00 79,613
5,445 First Citizens
BancShares , Inc.,
Series A 5.38 130,136
2,333 First Horizon
Corp., Series F 4.70 44,187
2,333 First Horizon
Corp., Series E 6.50 55,759
3,153 Fulton Financial
Corp., Series A 5.13 66,213
2,661 Global Net Lease,
Inc., Series A 7.25 61,735
5,199
Globe Life, Inc. 4.25 90,047
2,661 Hancock Whitney
Corp. 6.25 67,403
5,519 Hartford Financial
Services Group,
Inc. (The), Series
G 6.00 140,238
6,356 Hudson Pacific
Properties, Inc.,
Series C 4.75 90,446
7,823 Huntington
Bancshares, Inc.,
Series H 4.50 153,096

GOLDMAN SACHS ACCESS U.S. PREFERRED STOCK AND HYBRID SECURITIES ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Shares Description
Dividend
Rate Value
aa
Preferred Stocks – (continued)
Financial – (continued)
2,784 Huntington
Bancshares, Inc.,
Series C 5.70% $ 66,816
5,117 Huntington
Bancshares, Inc.,
Series J 6.88 135,447
7,809 Jackson Financial,
Inc. 8.00 214,513
20,054 JPMorgan Chase
& Co., Series MM 4.20 391,254
17,299 JPMorgan Chase
& Co., Series JJ 4.55 360,165
18,555 JPMorgan Chase
& Co., Series LL 4.63 395,964
10,386 JPMorgan Chase
& Co., Series GG 4.75 229,323
17,153 JPMorgan Chase
& Co., Series DD 5.75 429,854
9,958 JPMorgan Chase
& Co., Series EE 6.00 251,539
2,415
Kemper Corp. 5.88 57,380
7,089 KeyCorp, Series
G 5.63 172,759
6,720
KeyCorp, Series F 5.65 161,549
7,864
KeyCorp, Series E 6.13 201,790
9,422
KeyCorp 6.20 240,261
3,481 Kimco Realty
Corp., Series L 5.13 78,810
4,096 Kimco Realty
Corp., Series M 5.25 92,488
7,905 KKR Group
Finance Co. IX
LLC 4.63 156,677
7,905 Lincoln National
Corp., Series D 9.00 223,712
3,891 M&T Bank Corp.,
Series H 5.63 99,687
11,961 M&T Bank Corp.,
Series J 7.50 328,808
2,046 Merchants
Bancorp 8.25 53,257
2,005 Merchants
Bancorp, Series B 9.42 51,027
15,687 MetLife, Inc.,
Series F 4.75 330,054
9,422 MetLife, Inc.,
Series A 5.62 233,666
12,616 MetLife, Inc.,
Series E 5.63 305,938
20,441 Morgan Stanley,
Series O 4.25 393,080
7,864 Morgan Stanley,
Series L 4.88 179,535
17,241 Morgan Stanley,
Series A 5.62 413,612
15,765 Morgan Stanley,
Series K 5.85 393,021
Shares Description
Dividend
Rate Value
aa
Preferred Stocks – (continued)
Financial – (continued)
15,765 Morgan Stanley,
Series I 6.38% $ 399,643
15,687 Morgan Stanley,
Series P 6.50 409,274
10,979 Morgan Stanley,
Series Q 6.63 291,053
13,432 Morgan Stanley,
Series F 6.88 340,098
4,707
Navient Corp. 6.00 97,058
6,269 Northern Trust
Corp., Series E 4.70 137,354
21,608 Prudential
Financial, Inc. 4.13 502,320
4,461 Public Storage,
Series N 3.88 77,175
2,702 Public Storage,
Series O 3.90 47,825
2,538 Public Storage,
Series Q 3.95 45,049
6,802 Public Storage,
Series R 4.00 122,708
10,730 Public Storage,
Series P 4.00 191,745
3,891 Public Storage,
Series S 4.10 72,450
4,055 Public Storage,
Series M 4.13 76,234
8,848 Public Storage,
Series L 4.63 182,446
4,055 Public Storage,
Series J 4.70 85,561
3,604 Public Storage,
Series K 4.75 77,666
4,953 Public Storage,
Series I 4.88 109,313
4,748 Public Storage,
Series G 5.05 109,679
4,379 Public Storage,
Series F 5.15 101,374
4,502 Public Storage,
Series H 5.60 111,244
6,269 Regions Financial
Corp., Series E 4.45 125,255
7,971 Regions Financial
Corp., Series C 5.70 200,710
4,963 Regions Financial
Corp. 6.95 131,023
17,327 Reinsurance
Group of
America, Inc. 5.75 453,059
7,864 RenaissanceRe
Holdings Ltd.,
Series G 4.20 144,698
11,796 RenaissanceRe
Holdings Ltd.,
Series F 5.75 288,176
2,948 SiriusPoint Ltd.,
Series B 8.00 75,823

GOLDMAN SACHS ACCESS U.S. PREFERRED STOCK AND HYBRID SECURITIES ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Shares Description
Dividend
Rate Value
aa
Preferred Stocks – (continued)
Financial – (continued)
3,604 SL Green Realty
Corp., Series I 6.50% $ 87,721
4,748 Stifel Financial
Corp., Series D 4.50 96,100
3,522 Stifel Financial
Corp. 5.20 78,400
3,153 Stifel Financial
Corp., Series C 6.13 79,992
2,538 Stifel Financial
Corp., Series B 6.25 64,414
11,936 Synchrony
Financial, Series
A 5.63 249,820
8,049 Synchrony
Financial, Series
B 8.25 213,299
5,527 Synovus Financial
Corp., Series E 8.40 148,068
4,748 Texas Capital
Bancshares, Inc.,
Series B 5.75 102,177
14,539 Truist Financial
Corp., Series R 4.75 306,046
2,702 Truist Financial
Corp., Series I 5.14 65,361
9,012 Truist Financial
Corp., Series O 5.25 209,078
7,864 U.S. Bancorp,
Series L 3.75 139,193
11,796 U.S. Bancorp,
Series M 4.00 219,759
7,007 U.S. Bancorp,
Series O 4.50 150,721
9,012 U.S. Bancorp,
Series K 5.50 226,381
15,765 U.S. Bancorp,
Series B* 5.52 363,856
4,748
Unum Group 6.25 120,077
1,841 Valley National
Bancorp, Series A 6.25 46,356
1,595 Valley National
Bancorp, Series B 8.43 40,050
4,666 Vornado Realty
Trust, Series O 4.45 74,189
4,748 Vornado Realty
Trust, Series N 5.25 85,701
4,994 Vornado Realty
Trust, Series M 5.25 90,042
4,748 Vornado Realty
Trust, Series L 5.40 86,461
4,748 Voya Financial,
Inc., Series B 5.35 120,077
9,496 W R Berkley
Corp. 4.13 199,463
4,748 WaFd , Inc., Series
A 4.88 85,606
2,374 Webster Financial
Corp., Series F 5.25 49,697
Shares Description
Dividend
Rate Value
aa
Preferred Stocks – (continued)
Financial – (continued)
19,621 Wells Fargo &
Co., Series DD 4.25% $ 371,818
15,765 Wells Fargo &
Co., Series CC 4.38 303,003
18,354 Wells Fargo &
Co., Series AA 4.70 371,301
24,549 Wells Fargo &
Co., Series Z 4.75 499,327
10,853 Wells Fargo &
Co., Series Y 5.63 267,744
4,707 Western Alliance
Bancorp, Series A 4.25 103,319
1,964 Wintrust Financial
Corp., Series D 6.50 49,787
3,932 Wintrust Financial
Corp., Series E 6.88 99,480
29,459,135
Technology – 0.1%
6,761 Pitney Bowes, Inc. 6.70% 135,287
Utilities – 3.3%
11,956 Brookfield BRP
Holdings Canada,
Inc. 4.63 223,401
6,306 Brookfield
Infrastructure
Finance ULC 5.00 134,321
3,153 Brookfield
Infrastructure
Partners LP,
Series 14 5.00 60,506
17,446 CMS Energy
Corp. 5.63 427,025
3,153 DTE Energy Co.,
Series G 4.38 61,799
4,502
DTE Energy Co. 4.38 87,339
6,269 DTE Energy Co.,
Series E 5.25 144,062
15,765 Duke Energy
Corp., Series A 5.75 391,918
6,474 Entergy Arkansas
LLC 4.88 142,687
4,096 Entergy
Mississippi LLC 4.90 90,194
1,759 Entergy New
Orleans LLC 5.50 40,914
4,260 Georgia Power
Co., Series 2017 5.00 97,682
3,965 National
Rural Utilities
Cooperative
Finance Corp.,
Series US 5.50 98,134
9,504 NextEra Energy
Capital Holdings,
Inc., Series N 5.65 231,612
3,481
SCE Trust II 5.10 73,101

GOLDMAN SACHS ACCESS U.S. PREFERRED STOCK AND HYBRID SECURITIES ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
**End swaps header**
Shares Description
Dividend
Rate Value
aa
Preferred Stocks – (continued)
Utilities – (continued)
5,117 SCE Trust IV,
Series J 5.38% $ 127,055
11,099
Sempra 5.75 266,820
11,796 Southern Co.
(The), Series C 4.20 233,089
15,646 Southern Co.
(The), Series 2020 4.95 342,178
7,130 Southern Co.
(The) 5.25 165,273
3,932 Spire, Inc., Series
A 5.90 96,806
3,535,916
TOTAL PREFERRED STOCKS
(Cost $37,074,454)
37,900,289
Shares
Dividend
Rate Value
aa a
Investment Company – 0.4%
(e)
Goldman Sachs Financial Square Government Fund - Institutional
Shares
388,218 4.541% 388,218
(Cost $388,218)
TOTAL INVESTMENTS – 99.1%
(Cost $102,941,970)
$ 104,989,280
OTHER ASSETS IN EXCESS OF LIABILITIES
– 0.9%
992,952
NET ASSETS – 100.0%
$ 105,982,232
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a) Variable or floating rate security. Except for floating rate notes
(for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on November 30, 2024.
(b) When-issued security.
(c) Zero coupon bond until next reset date.
(d) Exempt from registration under Rule 144A of the Securities
Act of 1933.
(e) Represents an affiliated issuer.
Investment Abbreviations:
CMT — Constant Maturity Treasury Index
LIBOR — London Interbank Offered Rate
LP — Limited Partnership
MMY — Money Market Yield
PLC — Public Limited Company
SOFR — Secured Overnight Financing Rate
T-Bill — Treasury Bill
TSFR — Term Secured Overnight Financing Rate

GOLDMAN SACHS ACCESS ULTRA SHORT BOND ETF
Schedule of Investments
November 30, 2024 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Asset-Backed Securities – 24.4%
Ally Auto Receivables Trust , Series 2022-1, Class A3
$ 1,213,466 3.310%
11/15/26
$ 1,206,795
American Express Credit Account Master Trust , Series 2022-3,
Class A
2,450,000 3.750
08/15/27
2,436,188
American Express Credit Account Master Trust , Series 2023-1,
Class A
2,100,000 4.870
05/15/28
2,109,726
BA Credit Card Trust , Series 2022-A1, Class A1
3,075,000 3.530
11/15/27
3,057,167
BA Credit Card Trust , Series 2022-A2, Class A2
2,100,000 5.000
04/15/28
2,109,820
Barclays Dryrock Issuance Trust , Series 2022-1, Class A
4,500,000 3.070
02/15/28
4,473,300
BSPDF Issuer Ltd. , Series 2021-FL1, Class A
( 1M U.S. T-Bill MMY +
1.314% )
293,836 5.712
10/15/36
(a)(b)
291,842
Chase Auto Owner Trust , Series 2024-2A, Class A2
1,484,121 5.660
05/26/27
(b)
1,490,142
Chase Auto Owner Trust , Series 2024-5A, Class A3
2,000,000 4.180
08/27/29
(b)
1,984,979
City of San Antonio TX
1,730,000 5.635
02/01/26
1,731,901
Discover Card Execution Note Trust , Series 2022-A2, Class A
4,500,000 3.320
05/15/27
4,472,541
Drive Auto Receivables Trust , Series 2024-2, Class A2
1,400,000 4.940
12/15/27
1,401,639
Exeter Automobile Receivables Trust , Series 2024-5A, Class A2
2,325,000 4.790
04/15/27
2,324,737
Exeter Automobile Receivables Trust , Series 2024-5A, Class A3
1,825,000 4.450
03/15/28
1,818,966
Ford Credit Auto Lease Trust , Series 2024-B, Class A3
2,000,000 4.990
12/15/27
2,011,841
Ford Credit Auto Owner Trust , Series 2020-2, Class A
1,625,000 1.060
04/15/33
(b)
1,574,239
Ford Credit Auto Owner Trust , Series 2022-A, Class A3
711,236 1.290
06/15/26
705,040
Ford Credit Auto Owner Trust , Series 2024-C, Class A3
2,025,000 4.070
07/15/29
2,006,963
GM Financial Automobile Leasing Trust , Series 2023-2, Class A3
5,178,940 5.050
07/20/26
5,186,141
GM Financial Automobile Leasing Trust , Series 2023-3, Class A3
3,500,000 5.380
11/20/26
3,515,834
GM Financial Automobile Leasing Trust , Series 2024-3, Class A3
2,700,000 4.210
10/20/27
2,687,134
GM Financial Consumer Automobile Receivables Trust , Series
2022-1, Class A3
1,407,789 1.260
11/16/26
1,392,952
GMF Floorplan Owner Revolving Trust , Series 2023-1, Class A1
1,500,000 5.340
06/15/28
(b)
1,517,147
Honda Auto Receivables 2021-3 Owner Trust , Series 2021-3,
Class A3
70,861 0.410
11/18/25
70,589
Honda Auto Receivables 2021-4 Owner Trust , Series 2021-4,
Class A3
484,134 0.880
01/21/26
479,469
Honda Auto Receivables 2023-2 Owner Trust , Series 2023-2,
Class A2
584,576 5.410
04/15/26
585,452
Principal
Amount Interest Rate Maturity Date Value
a
Asset-Backed Securities – (continued)
Honda Auto Receivables 2023-4 Owner Trust , Series 2023-4,
Class A2
$ 1,681,695 5.870%
06/22/26
$ 1,688,395
Hyundai Auto Lease Securitization Trust , Series 2024-B, Class A3
2,400,000 5.410
05/17/27
(b)
2,428,053
Hyundai Auto Receivables Trust , Series 2021-C, Class A3
284,884 0.740
05/15/26
283,272
Hyundai Auto Receivables Trust , Series 2022-C, Class A3
3,053,591 5.390
06/15/27
3,068,541
Hyundai Auto Receivables Trust , Series 2023-A, Class A3
3,175,000 4.580
04/15/27
3,173,552
Hyundai Auto Receivables Trust , Series 2023-C, Class A2A
1,760,519 5.800
01/15/27
1,768,175
Hyundai Auto Receivables Trust , Series 2024-B, Class A3
1,925,000 4.840
03/15/29
1,938,149
Mercedes-Benz Auto Lease Trust , Series 2024-B, Class A2A
1,725,000 4.570
12/15/26
1,723,516
Nelnet Student Loan Trust , Series 2016-1A, Class A
( SOFR + 0.914% )
206,512 5.649
09/25/65
(a)(b)
206,253
New Jersey Transportation Trust Fund Authority , Series BB
2,890,000 5.093
06/15/25
2,894,003
Nissan Auto Lease Trust , Series 2023-A, Class A3
1,679,491 4.910
01/15/26
1,680,083
Rhode Island Student Loan Authority , Series 2012-1, Class A1
( SOFR + 1.014% )
307,933 5.869
07/01/31
(a)
307,670
Rhode Island Student Loan Authority , Series 2014-1, Class A1
( SOFR + 0.814% )
5,986 5.669
10/02/28
(a)
5,971
Santander Drive Auto Receivables Trust , Series 2024-5, Class A2
3,225,000 4.880
09/15/27
3,227,744
Toyota Auto Receivables Owner Trust , Series 2021-D, Class A3
476,482 0.710
04/15/26
472,101
Toyota Auto Receivables Owner Trust , Series 2022-D, Class A3
1,809,511 5.300
09/15/27
1,818,873
Toyota Auto Receivables Owner Trust , Series 2024-C, Class A3
2,100,000 4.880
03/15/29
2,119,228
Toyota Lease Owner Trust , Series 2024-A, Class A3
3,000,000 5.250
04/20/27
(b)
3,018,803
Toyota Lease Owner Trust , Series 2024-B, Class A3
3,250,000 4.210
09/20/27
(b)
3,231,489
Volkswagen Auto Loan Enhanced Trust , Series 2024-1, Class A2A
3,125,000 4.650
11/22/27
3,127,735
World Omni Automobile Lease Securitization Trust , Series 2023-
A, Class A2A
109,067 5.470
11/17/25
109,147
90,933,297
1988 CLO 3 Ltd. , Series 2023-3A, Class A1
( 3M U.S. T-Bill MMY +
2.000% )
6,500,000 6.656
10/15/38
(a)(b)
6,557,629
AGL CLO 5 Ltd. , Series 2020-5A, Class A1RR
( 3M U.S. T-Bill MMY +
0.938% )
4,000,000 5.817
07/20/34
(a)(b)
4,012,380
Bain Capital Credit CLO , Series 2018-2A, Class A1R
( 3M U.S. T-Bill MMY +
1.080% )
829,887 5.697
07/19/31
(a)(b)
830,388

GOLDMAN SACHS ACCESS ULTRA SHORT BOND ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Asset-Backed Securities – (continued)
BlueMountain CLO Ltd. , Series 2013-2A, Class A1R
( 3M U.S. T-Bill MMY +
1.442% )
$ 188,870 6.073%
10/22/30
(a)(b)
$ 188,962
Bryant Park Funding Ltd. , Series 2023-21A, Class A1
( 3M U.S. T-Bill MMY +
2.050% )
4,200,000 6.682
10/18/36
(a)(b)
4,244,423
CarVal CLO II Ltd. , Series 2019-1A, Class AR2
( 3M U.S. T-Bill MMY +
1.020% )
2,500,000 5.376
04/20/32
(a)(b)(c)
2,500,000
Cedar Funding Ltd. , Series 2018-7A, Class AR
( 3M U.S. T-Bill MMY +
1.080% )
628,942 5.697
01/20/31
(a)(b)
629,590
CIFC Falcon 2020 Ltd. , Series 2019-FAL, Class A
( 3M U.S. T-Bill MMY +
1.262% )
3,800,000 5.879
01/20/33
(a)(b)
3,801,440
CIFC Funding Ltd. , Series 2017-2A, Class AR
( 3M U.S. T-Bill MMY +
1.212% )
292,721 5.829
04/20/30
(a)(b)
293,227
Dryden XXVI Senior Loan Fund , Series 2013-26A, Class AR
( 3M U.S. T-Bill MMY +
1.162% )
138,048 5.818
04/15/29
(a)(b)
138,217
Flatiron CLO 19 Ltd. , Series 2019-1A, Class AR
( 3M U.S. T-Bill MMY +
1.342% )
1,000,000 5.827
11/16/34
(a)(b)
1,002,673
Jamestown CLO XV Ltd. , Series 2020-15A, Class A1R
( 3M U.S. T-Bill MMY +
1.370% )
4,400,000 6.026
07/15/35
(a)(b)
4,404,506
LCM XV LP , Series 2021-15A, Class AR2
( 3M U.S. T-Bill MMY +
1.262% )
316,727 5.879
07/20/30
(a)(b)
316,862
Marathon CLO XIII Ltd. , Series 2019-1A, Class AAR2
( 3M U.S. T-Bill MMY +
1.200% )
2,195,725 5.856
04/15/32
(a)(b)
2,196,735
Mountain View CLO XVI Ltd. , Series 2022-1A, Class A1R
( 3M U.S. T-Bill MMY +
1.460% )
2,325,000 6.116
04/15/34
(a)(b)
2,330,120
Neuberger Berman Loan Advisers CLO 50 Ltd. , Series 2022-50A,
Class AR
( 3M U.S. T-Bill MMY +
1.250% )
3,075,000 5.876
07/23/36
(a)(b)
3,080,676
SOUND POINT CLO XXII Ltd. , Series 2019-1A, Class AR
( 3M U.S. T-Bill MMY +
1.342% )
463,726 5.959
01/20/32
(a)(b)
463,726
Principal
Amount Interest Rate Maturity Date Value
a
Asset-Backed Securities – (continued)
TCW CLO Ltd. , Series 2019-2A, Class A1R
( 3M U.S. T-Bill MMY +
1.280% )
$ 3,500,000 5.897%
10/20/32
(a)(b)
$ 3,504,869
TCW CLO Ltd. , Series 2022-1A, Class A1
( 3M U.S. T-Bill MMY +
1.340% )
3,500,000 5.972
04/22/33
(a)(b)
3,503,528
Trinitas CLO VI Ltd. , Series 2017-6A, Class ARRR
( 3M U.S. T-Bill MMY +
1.330% )
5,900,000 5.956
01/25/34
(a)(b)
5,921,812
Trysail CLO Ltd. , Series 2021-1A, Class A1
( 3M U.S. T-Bill MMY +
1.300% )
2,692,378 5.917
07/20/32
(a)(b)
2,695,181
Venture 34 CLO Ltd. , Series 2018-34A, Class AR
( 3M U.S. T-Bill MMY +
1.280% )
2,938,797 5.936
10/15/31
(a)(b)
2,943,135
Zais CLO 13 Ltd. , Series 2019-13A, Class A1AR
( 3M U.S. T-Bill MMY +
1.300% )
1,446,440 5.956
07/15/32
(a)(b)
1,446,951
57,007,030
American Express Credit Account Master Trust , Series 2022-2,
Class A
6,000,000 3.390
05/15/27
5,967,982
Bank of America Auto Trust , Series 2023-2A, Class A2
703,250 5.850
08/17/26
(b)
705,347
Barclays Dryrock Issuance Trust , Series 2023-2, Class A
( SOFR + 0.900% )
2,050,000 5.498
08/15/28
(a)
2,058,645
Capital One Multi-Asset Execution Trust , Series 2022-A2, Class A
8,975,000 3.490
05/15/27
8,926,185
Capital One Multi-Asset Execution Trust , Series 2022-A3, Class A
3,000,000 4.950
10/15/27
3,010,906
Citibank Credit Card Issuance Trust , Series 2023-A1, Class A1
1,300,000 5.230
12/08/27
1,308,260
Discover Card Execution Note Trust , Series 2023-A1, Class A
2,925,000 4.310
03/15/28
2,916,171
Ford Credit Auto Owner Trust , Series 2023-C, Class A2A
1,323,308 5.680
09/15/26
1,327,313
Toyota Auto Receivables Owner Trust , Series 2023-B, Class A3
2,595,000 4.710
02/15/28
2,599,844
28,820,653
TOTAL ASSET-BACKED SECURITIES
(Cost $176,114,012)
176,760,980
a
Mortgage-Backed Securities – 22.2%
a
BBCMS Mortgage Trust , Series 2018-C2, Class ASB
426,624 4.236
12/15/51
417,674
BX , Series 2021-MFM1, Class A
( 1M U.S. T-Bill MMY +
0.814% )
38,100 5.423
01/15/34
(a)(b)
38,052

GOLDMAN SACHS ACCESS ULTRA SHORT BOND ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Mortgage-Backed Securities – (continued)
a
BX Trust , Series 2021-ARIA, Class A
( 1M U.S. T-Bill MMY +
1.014% )
$ 1,300,000 5.623%
10/15/36
(a)(b)
$ 1,293,558
BXHPP Trust , Series 2021-FILM, Class A
( 1M U.S. T-Bill MMY +
0.764% )
1,850,000 5.373
08/15/36
(a)(b)
1,784,334
CFCRE Commercial Mortgage Trust , Series 2016-C3, Class A3
4,145,000 3.865
01/10/48
4,091,031
Citigroup Commercial Mortgage Trust , Series 2015-GC33, Class
A4
3,000,000 3.778
09/10/58
2,938,907
Citigroup Commercial Mortgage Trust , Series 2015-P1, Class A5
3,000,000 3.717
09/15/48
2,968,066
Citigroup Commercial Mortgage Trust , Series 2016-GC37, Class
A3
2,738,532 3.050
04/10/49
2,686,513
COMM Mortgage Trust , Series 2015-CR24, Class ASB
14,252 3.445
08/10/48
14,219
COMM Mortgage Trust , Series 2015-CR25, Class A3
1,877,302 3.505
08/10/48
1,865,035
COMM Mortgage Trust , Series 2015-CR26, Class ASB
124,880 3.373
10/10/48
124,164
COMM Mortgage Trust , Series 2016-DC2, Class A4
467,107 3.497
02/10/49
461,200
CSAIL Commercial Mortgage Trust , Series 2015-C1, Class A4
1,583,769 3.505
04/15/50
1,569,215
CSAIL Commercial Mortgage Trust , Series 2015-C3, Class A4
3,020,000 3.718
08/15/48
2,989,106
DBJPM Mortgage Trust , Series 2016-C3, Class ASB
117,530 2.756
08/10/49
115,438
Extended Stay America Trust , Series 2021-ESH, Class A
( 1M U.S. T-Bill MMY +
1.194% )
1,285,606 5.803
07/15/38
(a)(b)
1,286,411
Federal Home Loan Mortgage Corporation
9,910,876 6.500
06/01/54
10,259,892
Federal National Mortgage Association
9,000,000 5.500 TBA-15yr
(d)
9,110,430
9,907,930 6.000
07/01/54
10,069,162
8,876,213 6.500
08/01/54
9,170,250
FHLMC REMIC
( RFUCCT1Y + 1.796% )
2,482,596 6.990
10/01/43
(a)
2,543,116
( RFUCCT1Y + 1.774% )
500,633 7.134
10/01/44
(a)
510,260
( RFUCCT1Y + 1.621% )
4,777,775 6.745
01/01/46
(a)
4,878,784
FHLMC REMIC , Series 2003-2682, Class FB
( SOFR + 1.014% )
118,000 5.612
10/15/33
(a)
118,865
FHLMC REMIC , Series 2003-2711, Class FA
( SOFR + 1.114% )
122,151 5.712
11/15/33
(a)
123,484
FHLMC REMIC , Series 2005-3033, Class FG
( SOFR + 0.464% )
363,996 5.062
09/15/35
(a)
360,235
Principal
Amount Interest Rate Maturity Date Value
a
Mortgage-Backed Securities – (continued)
a
FHLMC REMIC , Series 2007-3298, Class FC
( SOFR + 0.534% )
$ 77,112 5.132%
04/15/37
(a)
$ 76,089
FHLMC REMIC , Series 2007-3314, Class FC
( SOFR + 0.514% )
17,649 5.112
12/15/36
(a)
17,470
FHLMC REMIC , Series 2007-3316, Class FB
( SOFR + 0.414% )
430,769 5.012
08/15/35
(a)
425,964
FHLMC REMIC , Series 2007-3371, Class FA
( SOFR + 0.714% )
91,643 5.312
09/15/37
(a)
91,251
FHLMC REMIC , Series 2009-3593, Class CF
( SOFR + 0.714% )
964,497 5.312
02/15/36
(a)
963,341
FHLMC REMIC , Series 2012-4040, Class FW
( SOFR + 0.484% )
260,646 5.082
05/15/32
(a)
259,459
FHLMC REMIC , Series 2012-4057, Class FE
( SOFR + 0.564% )
633,725 5.162
06/15/42
(a)
628,688
FHLMC REMIC , Series 2012-4068, Class UF
( SOFR + 0.614% )
156,238 5.212
06/15/42
(a)
154,230
FHLMC REMIC , Series 2012-4098, Class MF
( SOFR + 0.414% )
98,777 5.012
11/15/41
(a)
98,357
FHLMC REMIC , Series 2012-4107, Class MF
( SOFR + 0.514% )
1,340,416 5.112
09/15/42
(a)
1,322,651
FHLMC REMIC , Series 2012-4126, Class GF
( SOFR + 0.514% )
1,857,232 5.112
11/15/42
(a)
1,830,770
FHLMC REMIC , Series 2013-4203, Class QF
( SOFR + 0.364% )
841,981 4.962
05/15/43
(a)
829,889
FHLMC REMIC , Series 2013-4215, Class NF
( SOFR + 0.464% )
602,636 5.062
06/15/43
(a)
589,862
FHLMC REMIC , Series 2013-4248, Class FL
( SOFR + 0.564% )
60,008 5.162
05/15/41
(a)
59,541
FHLMC REMIC , Series 2013-4263, Class FB
( SOFR + 0.514% )
43,245 5.112
11/15/43
(a)
42,728
FHLMC REMIC , Series 2013-4272, Class FD
( SOFR + 0.464% )
45,502 5.062
11/15/43
(a)
44,931
FHLMC REMIC , Series 2018-4787, Class ZS
625,355 5.000
07/01/48
625,454
FHLMC REMIC , Series 2018-4818, Class FC
( SOFR + 0.414% )
175,302 5.012
04/15/48
(a)
169,681
FHLMC REMIC , Series 2018-4852, Class BF
( SOFR + 0.514% )
1,137,146 5.112
12/15/48
(a)
1,111,596
FHLMC REMIC , Series 2019-4897, Class F
( SOFR + 0.514% )
918,543 5.112
07/15/49
(a)
904,492

GOLDMAN SACHS ACCESS ULTRA SHORT BOND ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Mortgage-Backed Securities – (continued)
a
FHLMC REMIC , Series 2019-4903, Class F
( SOFR + 0.564% )
$ 141,315 5.162%
09/15/48
(a)
$ 137,827
FHLMC REMIC , Series 2019-4906, Class NF
( SOFR + 0.514% )
1,124,182 5.369
03/15/38
(a)
1,096,299
FHLMC REMIC , Series 2019-4942, Class FA
( SOFR + 0.614% )
917,699 5.349
01/25/50
(a)
905,236
FHLMC REMIC , Series 2020-5002, Class FJ
( SOFR + 0.514% )
157,392 5.249
07/25/50
(a)
154,642
FHLMC STRIPS , Series 2006-239, Class F22
( SOFR + 0.464% )
132,916 5.062
08/15/36
(a)
131,462
FHLMC STRIPS , Series 2006-239, Class F30
( SOFR + 0.414% )
332,289 5.012
08/15/36
(a)
328,338
FNMA REMIC , Series 2002-53, Class FY
( SOFR + 0.614% )
137,142 5.349
08/25/32
(a)
136,898
FNMA REMIC , Series 2004-54, Class FL
( SOFR + 0.514% )
57,417 5.249
07/25/34
(a)
57,353
FNMA REMIC , Series 2004-54, Class FN
( SOFR + 0.564% )
185,204 5.299
07/25/34
(a)
185,018
FNMA REMIC , Series 2005-120, Class FE
( SOFR + 0.634% )
286,757 5.369
01/25/36
(a)
285,361
FNMA REMIC , Series 2005-87, Class FE
( SOFR + 0.564% )
302,235 5.299
10/25/35
(a)
300,343
FNMA REMIC , Series 2006-110, Class AF
( SOFR + 0.444% )
1,726,067 5.179
11/25/36
(a)
1,706,874
FNMA REMIC , Series 2006-16, Class FC
( SOFR + 0.414% )
63,146 5.149
03/25/36
(a)
62,623
FNMA REMIC , Series 2006-36, Class FB
( SOFR + 0.414% )
36,185 5.149
05/25/36
(a)
35,724
FNMA REMIC , Series 2006-42, Class PF
( SOFR + 0.524% )
62,475 5.259
06/25/36
(a)
62,078
FNMA REMIC , Series 2006-44, Class FP
( SOFR + 0.514% )
693,124 5.249
06/25/36
(a)
688,059
FNMA REMIC , Series 2006-61, Class FD
( SOFR + 0.474% )
137,636 5.209
07/25/36
(a)
136,239
FNMA REMIC , Series 2006-79, Class DF
( SOFR + 0.464% )
275,281 5.199
08/25/36
(a)
273,188
FNMA REMIC , Series 2006-88, Class AF
( SOFR + 0.574% )
281,801 5.309
09/25/36
(a)
279,546
Principal
Amount Interest Rate Maturity Date Value
a
Mortgage-Backed Securities – (continued)
a
FNMA REMIC , Series 2007-35, Class PF
( SOFR + 0.364% )
$ 49,671 5.099%
04/25/37
(a)
$ 48,930
FNMA REMIC , Series 2007-67, Class FB
( SOFR + 0.434% )
120,410 5.169
07/25/37
(a)
118,574
FNMA REMIC , Series 2008-1, Class CF
( SOFR + 0.814% )
39,611 5.549
02/25/38
(a)
39,525
FNMA REMIC , Series 2009-110, Class FG
( SOFR + 0.864% )
137,664 5.599
01/25/40
(a)
138,055
FNMA REMIC , Series 2010-113, Class FA
( SOFR + 0.514% )
102,178 5.249
10/25/40
(a)
101,503
FNMA REMIC , Series 2010-116, Class FE
( SOFR + 0.514% )
131,596 5.249
10/25/40
(a)
130,612
FNMA REMIC , Series 2010-141, Class FB
( SOFR + 0.584% )
82,056 5.319
12/25/40
(a)
81,234
FNMA REMIC , Series 2010-15, Class FJ
( SOFR + 1.044% )
251,423 5.779
06/25/36
(a)
253,689
FNMA REMIC , Series 2010-39, Class FE
( SOFR + 0.884% )
410,933 5.619
06/25/37
(a)
412,689
FNMA REMIC , Series 2010-39, Class FG
( SOFR + 1.034% )
174,236 5.769
03/25/36
(a)
175,836
FNMA REMIC , Series 2010-46, Class WF
( SOFR + 0.864% )
1,326,575 5.599
05/25/40
(a)
1,323,924
FNMA REMIC , Series 2010-49, Class FB
( SOFR + 0.864% )
120,792 5.599
05/25/40
(a)
120,891
FNMA REMIC , Series 2010-59, Class FN
( SOFR + 0.844% )
1,348,611 5.579
06/25/40
(a)
1,346,639
FNMA REMIC , Series 2011-53, Class FT
( SOFR + 0.694% )
115,018 5.429
06/25/41
(a)
114,378
FNMA REMIC , Series 2011-87, Class FJ
( SOFR + 0.664% )
116,835 5.399
09/25/41
(a)
115,459
FNMA REMIC , Series 2012-101, Class FC
( SOFR + 0.614% )
100,638 5.349
09/25/42
(a)
99,078
FNMA REMIC , Series 2012-14, Class BF
( SOFR + 0.714% )
582,536 5.449
03/25/42
(a)
577,921
FNMA REMIC , Series 2012-37, Class BF
( SOFR + 0.614% )
120,224 5.349
12/25/35
(a)
119,595
FNMA REMIC , Series 2013-10, Class KF
( SOFR + 0.414% )
77,252 5.149
02/25/43
(a)
76,099

GOLDMAN SACHS ACCESS ULTRA SHORT BOND ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Mortgage-Backed Securities – (continued)
a
FNMA REMIC , Series 2013-130, Class FB
( SOFR + 0.564% )
$ 78,132 5.299%
01/25/44
(a)
$ 77,190
FNMA REMIC , Series 2013-19, Class DF
( SOFR + 0.414% )
386,705 5.149
09/25/41
(a)
385,065
FNMA REMIC , Series 2013-2, Class QF
( SOFR + 0.614% )
51,859 5.349
02/25/43
(a)
51,311
FNMA REMIC , Series 2014-17, Class FE
( SOFR + 0.664% )
668,473 5.399
04/25/44
(a)
660,704
FNMA REMIC , Series 2014-28, Class FD
( SOFR + 0.564% )
1,199,506 5.299
05/25/44
(a)
1,190,598
FNMA REMIC , Series 2014-47, Class AF
( SOFR + 0.464% )
251,819 5.319
08/25/44
(a)
250,012
FNMA REMIC , Series 2015-27, Class KF
( SOFR + 0.414% )
61,663 5.149
05/25/45
(a)
61,296
FNMA REMIC , Series 2015-87, Class BF
( SOFR + 0.414% )
295,217 5.149
12/25/45
(a)
290,711
FNMA REMIC , Series 2016-49, Class EF
( SOFR + 0.514% )
670,987 5.249
08/25/46
(a)
665,072
FNMA REMIC , Series 2016-9335, Class AL
( RFUCCT1Y + 1.798% )
6,559,140 6.906
12/01/40
(a)
6,733,457
FNMA REMIC , Series 2017-16, Class FA
( SOFR + 0.564% )
604,335 5.299
03/25/47
(a)
591,022
FNMA REMIC , Series 2017-91, Class GF
( SOFR + 0.464% )
1,442,572 5.199
11/25/47
(a)
1,413,859
FNMA REMIC , Series 2018-15, Class JF
( SOFR + 0.414% )
806,816 5.149
03/25/48
(a)
782,318
FNMA REMIC , Series 2018-3385, Class MA
732,786 4.500
06/01/48
713,600
FNMA REMIC , Series 2019-41, Class FM
( SOFR + 0.564% )
944,004 5.299
08/25/49
(a)
926,856
FNMA REMIC , Series 2019-6, Class KF
( SOFR + 0.564% )
1,554,230 5.299
03/25/49
(a)
1,533,137
FNMA REMIC , Series 2020-6347, Class BM
( RFUCCT1Y + 1.736% )
7,270,498 6.619
02/01/41
(a)
7,469,063
FNMA REMIC , Series 2023-7262, Class BM
( RFUCCT1Y + 1.796% )
9,098,299 6.879
02/01/45
(a)
9,301,952
FNMA REMIC , Series 2023-7266, Class BM
( RFUCCT1Y + 1.800% )
13,443,511 6.780
05/01/44
(a)
13,726,899
Principal
Amount Interest Rate Maturity Date Value
a
Mortgage-Backed Securities – (continued)
a
Government National Mortgage Association , Series 2004-59,
Class FP
( 1M U.S. T-Bill MMY +
0.414% )
$ 298,747 4.812%
08/16/34
(a)
$ 296,905
Government National Mortgage Association , Series 2005-4, Class
FA
( 1M U.S. T-Bill MMY +
0.484% )
246,634 4.882
01/16/35
(a)
245,656
Government National Mortgage Association , Series 2007-59,
Class FA
( 1M U.S. T-Bill MMY +
0.614% )
94,594 5.221
10/20/37
(a)
94,266
Government National Mortgage Association , Series 2013-99,
Class PF
( 1M U.S. T-Bill MMY +
0.414% )
1,354,500 5.021
07/20/43
(a)
1,326,903
Government National Mortgage Association , Series 2019-110,
Class F
( 1M U.S. T-Bill MMY +
0.564% )
1,456,893 5.171
09/20/49
(a)
1,434,291
Government National Mortgage Association , Series 2019-56,
Class FB
( 1M U.S. T-Bill MMY +
0.564% )
1,673,495 5.171
05/20/49
(a)
1,653,055
Government National Mortgage Association , Series 2019-58,
Class FA
( 1M U.S. T-Bill MMY +
0.514% )
702,307 5.121
05/20/49
(a)
689,276
J.P. Morgan Chase Commercial Mortgage Securities Trust , Series
2024-OMNI, Class A
1,850,000 5.797
10/05/39
(a)(b)
1,878,003
JP Morgan Chase Commercial Mortgage Securities Trust , Series
2016-JP2, Class ASB
152,871 2.713
08/15/49
150,704
JPMBB Commercial Mortgage Securities Trust , Series 2015-C31,
Class ASB
114,297 3.540
08/15/48
113,154
LCCM , Series 2017-LC26, Class A4
900,000 3.551
07/12/50
(b)
865,563
Morgan Stanley Bank of America Merrill Lynch Trust , Series
2015-C23, Class A4
550,000 3.719
07/15/50
545,451
Morgan Stanley Bank of America Merrill Lynch Trust , Series
2015-C24, Class A3
1,997,521 3.479
05/15/48
1,978,720
Morgan Stanley Bank of America Merrill Lynch Trust , Series
2016-C29, Class A3
4,367,304 3.058
05/15/49
4,270,427
Morgan Stanley Capital I Trust , Series 2016-BNK2, Class ASB
224,435 2.860
11/15/49
219,195

GOLDMAN SACHS ACCESS ULTRA SHORT BOND ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Mortgage-Backed Securities – (continued)
a
ONE PARK Mortgage Trust , Series 2021-PARK, Class A
( 1M U.S. T-Bill MMY +
0.814% )
$ 908,000 5.211%
03/15/36
(a)(b)
$ 895,008
STWD Trust , Series 2021-FLWR, Class A
( 1M U.S. T-Bill MMY +
0.691% )
1,350,000 5.300
07/15/36
(a)(b)
1,347,469
UBS Commercial Mortgage Trust , Series 2017-C2, Class ASB
489,005 3.264
08/15/50
477,518
Wells Fargo Commercial Mortgage Trust , Series 2015-C31, Class
ASB
20,579 3.487
11/15/48
20,411
Wells Fargo Commercial Mortgage Trust , Series 2016-C32, Class
A3
1,300,914 3.294
01/15/59
1,276,549
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $161,607,029)
160,994,230
a
Foreign Corporate Debt – 18.2%
Banks – 14.8%
Banco Santander SA ( Spain )
1,200,000 2.746
05/28/25
1,187,197
200,000 5.147
08/18/25
200,350
Bank of Montreal ( Canada )
( SOFRINDX + 1.160% )
2,983,000 5.806
12/11/26
(a)
3,013,789
( SOFRINDX + 0.880% )
1,204,000 5.526
09/10/27
(a)
1,207,216
Bank of Nova Scotia (The) ( Canada )
1,866,000 5.450
06/12/25
1,873,376
1,076,000 1.300
09/15/26
1,016,560
Banque Federative du Credit Mutuel SA ( France )
( SOFRINDX + 1.400% )
2,251,000 6.104
07/13/26
(a)(b)
2,276,660
( SOFR + 1.130% )
2,896,000 5.808
01/23/27
(a)(b)
2,917,438
Barclays PLC ( United Kingdom )
( SOFR + 2.714% )
1,518,000 2.852
05/07/26
(a)
1,503,462
BNP Paribas SA ( France )
( SOFR + 2.074% )
1,609,000 2.219
06/09/26
(a)(b)
1,585,061
BPCE SA ( France )
( SOFR + 0.960% )
1,650,000 5.727
09/25/25
(a)(b)
1,656,788
2,062,000 1.000
01/20/26
(b)
1,977,801
3,133,000 5.100
01/26/26
(b)
3,140,207
( SOFR + 1.520% )
848,000 1.652
10/06/26
(a)(b)
823,940
Canadian Imperial Bank of Commerce ( Canada )
( SOFR + 1.220% )
1,851,000 5.953
10/02/26
(a)
1,868,939
( SOFR + 0.940% )
2,877,000 5.682
06/28/27
(a)
2,896,736
Cooperatieve Rabobank UA ( Netherlands )
316,000 1.375
01/10/25
314,773
Principal
Amount Interest Rate Maturity Date Value
a
Foreign Corporate Debt – (continued)
Banks – (continued)
Credit Agricole SA ( France )
( SOFR + 1.676% )
$ 2,110,000 1.907%
06/16/26
(a)(b)
$ 2,074,247
1,818,000 5.589
07/05/26
(b)
1,843,751
( SOFR + 0.870% )
2,500,000 5.516
03/11/27
(a)(b)
2,507,395
Deutsche Bank AG ( Germany )
( SOFR + 3.190% )
3,433,000 6.119
07/14/26
(a)
3,456,751
HSBC Holdings PLC ( United Kingdom )
( SOFR + 1.929% )
1,836,000 2.099
06/04/26
(a)
1,809,409
ING Groep NV ( Netherlands )
2,143,000 4.625
01/06/26
(b)
2,140,627
( SOFRINDX + 1.640% )
2,000,000 6.382
03/28/26
(a)
2,007,425
( US 1 Year CMT T-Note +
1.100% )
598,000 1.400
07/01/26
(a)(b)
585,595
Intesa Sanpaolo SpA ( Italy )
2,947,000 7.000
11/21/25
(b)
3,001,818
Lloyds Banking Group PLC ( United Kingdom )
( US 1 Year CMT T-Note +
1.750% )
1,000,000 4.716
08/11/26
(a)
997,465
Macquarie Bank Ltd. ( Australia )
( SOFRINDX + 0.920% )
2,462,000 5.653
07/02/27
(a)(b)
2,476,288
Mitsubishi UFJ Financial Group, Inc. ( Japan )
( SOFR + 0.940% )
2,346,000 5.576
02/20/26
(a)
2,348,086
Mizuho Financial Group, Inc. ( Japan )
1,421,000 2.839
09/13/26
1,378,111
NatWest Markets PLC ( United Kingdom )
( SOFR + 0.900% )
4,400,000 5.537
05/17/27
(a)(b)
4,410,218
Royal Bank of Canada ( Canada )
1,208,000 3.375
04/14/25
1,201,919
Royal Bank of Canada , GMTN ( Canada )
( SOFRINDX + 0.720% )
2,950,000 5.410
10/18/27
(a)
2,951,986
Skandinaviska Enskilda Banken AB ( Sweden )
1,532,000 1.200
09/09/26
(b)
1,446,746
( SOFR + 0.890% )
2,427,000 5.535
03/05/27
(a)(b)
2,437,487
Societe Generale SA ( France )
( US 1 Year CMT T-Note +
1.050% )
3,255,000 2.226
01/21/26
(a)(b)
3,240,019
( SOFR + 1.100% )
3,881,000 5.738
02/19/27
(a)(b)
3,879,855
Standard Chartered FRN ( United Kingdom )
3,311,000 4.650
11/20/25
3,312,103
Standard Chartered PLC ( United Kingdom )
( 3M USD LIBOR + 1.209% )
3,503,000 2.819
01/30/26
(a)(b)
3,487,219
Sumitomo Mitsui Financial Group, Inc. ( Japan )
2,872,000 3.784
03/09/26
2,841,346
2,388,000 2.632
07/14/26
2,313,896

GOLDMAN SACHS ACCESS ULTRA SHORT BOND ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Foreign Corporate Debt – (continued)
Banks – (continued)
Sumitomo Mitsui Trust Bank Ltd. ( Japan )
( SOFR + 0.980% )
$ 4,494,000 5.625%
09/10/27
(a)(b)
$ 4,533,695
Svenska Handelsbanken AB ( Sweden )
1,268,000 3.650
06/10/25
(b)
1,261,282
( SOFR + 1.250% )
1,807,000 5.896
06/15/26
(a)(b)
1,828,868
Toronto-Dominion Bank (The) , GMTN ( Canada )
( SOFR + 0.480% )
1,500,000 5.124
08/29/25
(a)
1,499,162
Toronto-Dominion Bank (The) , MTN ( Canada )
( SOFR + 1.080% )
2,356,000 5.773
07/17/26
(a)
2,374,893
UBS AG ( Switzerland )
2,383,000 7.950
01/09/25
2,389,556
UBS AG , MTN ( Switzerland )
822,000 3.700
02/21/25
819,739
UBS AG , Series FRN ( Switzerland )
( SOFRINDX + 1.260% )
2,155,000 5.900
02/21/25
(a)
2,159,280
UBS Group AG ( Switzerland )
994,000 3.750
03/26/25
990,589
1,710,000 4.125
04/15/26
(b)
1,692,167
107,159,286
Consumer Cyclical – 2.3%
BMW  U.S. Capital LLC ( Germany )
( SOFRINDX + 0.800% )
2,241,000 5.437
08/13/26
(a)(b)
2,250,127
Mercedes-Benz Finance North America LLC ( Germany )
( SOFR + 0.670% )
150,000 5.393
01/09/26
(a)(b)
150,236
2,131,000 4.875
07/31/26
(b)
2,139,925
Volkswagen Group of America Finance LLC ( Germany )
1,427,000 3.350
05/13/25
(b)
1,416,163
2,477,000 4.625
11/13/25
(b)
2,471,209
1,203,000 5.400
03/20/26
(b)
1,208,281
3,300,000 4.900
08/14/26
(b)
3,290,354
( SOFR + 0.930% )
1,467,000 5.576
09/12/25
(a)(b)
1,469,963
( SOFR + 1.060% )
2,249,000 5.697
08/14/26
(a)(b)
2,255,882
16,652,140
Financial Company – 0.6%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
( Ireland )
1,114,000 6.500
07/15/25
1,123,835
3,474,000 2.450
10/29/26
3,323,677
4,447,512
Insurance – 0.2%
Great-West Lifeco  U.S. Finance 2020 LP ( Canada )
1,674,000 0.904
08/12/25
(b)
1,627,924
Wireless – 0.3%
NTT Finance Corp. ( Japan )
2,010,000 1.162
04/03/26
(b)
1,921,293
TOTAL FOREIGN CORPORATE DEBT
(Cost $131,349,996)
131,808,155
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – 18.0%
Banks – 7.1%
American Express Co.
( SOFRINDX + 1.350% )
$ 1,116,000 6.012%
10/30/26
(a)
$ 1,123,581
( SOFR + 0.750% )
2,905,000 5.428
04/23/27
(a)
2,908,377
Bank of America NA
( SOFR + 1.020% )
1,695,000 5.657
08/18/26
(a)
1,711,141
Charles Schwab Corp. (The)
( SOFRINDX + 0.520% )
1,259,000 5.157
05/13/26
(a)
1,257,231
Citibank NA
3,542,000 4.929
08/06/26
3,562,074
( SOFRINDX + 1.060% )
1,776,000 5.705
12/04/26
(a)
1,791,846
( SOFR + 0.712% )
4,954,000 5.349
11/19/27
(a)
4,954,529
Citigroup Global Markets Holdings, Inc. , MTN
3,369,000 4.800
12/19/25
3,368,070
HSBC USA, Inc.
( SOFR + 0.960% )
3,402,000 5.605
03/04/27
(a)
3,416,045
JPMorgan Chase & Co.
( SOFR + 0.605% )
1,280,000 1.561
12/10/25
(a)
1,278,962
( 3M U.S. T-Bill MMY +
1.585% )
3,342,000 2.005
03/13/26
(a)
3,314,694
JPMorgan Chase Bank NA
( SOFR + 1.000% )
1,571,000 5.646
12/08/26
(a)
1,586,924
Morgan Stanley Bank NA
( SOFR + 1.165% )
1,529,000 5.833
10/30/26
(a)
1,546,757
( SOFR + 0.685% )
1,552,000 5.376
10/15/27
(a)
1,552,245
National Securities Clearing Corp.
2,956,000 5.150
06/26/26
(b)
2,982,965
PNC Bank NA
1,504,000 3.250
06/01/25
1,492,577
( SOFR + 0.504% )
4,112,000 4.775
01/15/27
(a)(c)
4,114,087
( SOFR + 0.500% )
2,657,000 5.120
01/15/27
(a)(c)
2,657,975
State Street Corp.
( SOFR + 0.845% )
1,383,000 5.500
08/03/26
(a)
1,392,302
( SOFR + 0.640% )
1,299,000 5.333
10/22/27
(a)
1,301,700
Wells Fargo & Co. , MTN
( 3M U.S. T-Bill MMY +
1.012% )
1,822,000 2.164
02/11/26
(a)
1,812,140
Wells Fargo Bank NA , Series BNKT
( SOFR + 1.060% )
2,339,000 5.702
08/07/26
(a)
2,360,711
51,486,933

GOLDMAN SACHS ACCESS ULTRA SHORT BOND ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Brokerage – 0.3%
Nasdaq, Inc.
$ 2,000,000 5.650%
06/28/25
$ 2,008,417
Capital Goods – 0.4%
General Electric Co. , MTN
( 3M U.S. T-Bill MMY +
0.642% )
1,469,000 5.196
05/05/26
(a)
1,470,651
John Deere Capital Corp.
( SOFR + 0.680% )
1,134,000 5.390
07/15/27
(a)
1,138,413
2,609,064
Communications – 0.2%
Comcast Corp.
1,668,000 3.150
03/01/26
1,641,800
Consumer Cyclical – 1.6%
American Honda Finance Corp. , GMTN
( SOFRINDX + 0.720% )
1,606,000 5.557
10/05/26
(a)
1,608,931
( SOFR + 0.710% )
1,573,000 5.421
07/09/27
(a)
1,573,612
eBay, Inc.
1,500,000 5.900
11/22/25
1,516,262
General Motors Co.
1,164,000 6.125
10/01/25
1,173,675
General Motors Financial Co., Inc.
1,355,000 2.750
06/20/25
1,338,920
1,629,000 5.250
03/01/26
1,636,243
( SOFRINDX + 1.050% )
2,568,000 5.753
07/15/27
(a)
2,565,580
11,413,223
Consumer Noncyclical – 0.3%
Health Care Service Corp. A Mutual Legal Reserve Co.
573,000 1.500
06/01/25
(b)
562,732
Philip Morris International, Inc.
1,694,000 2.750
02/25/26
1,657,139
2,219,871
Distributors – 1.4%
Hyundai Capital America
1,370,000 5.450
06/24/26
(b)
1,381,602
( SOFR + 1.500% )
4,374,000 6.220
01/08/27
(a)(b)
4,423,269
( SOFR + 1.040% )
956,000 5.796
06/24/27
(a)(b)
957,766
( SOFR + 1.030% )
3,327,000 5.780
09/24/27
(a)(b)
3,332,825
10,095,462
Electric – 1.5%
Avangrid, Inc.
2,066,000 3.150
12/01/24
2,066,000
National Rural Utilities Cooperative Finance Corp. , GMTN
( SOFR + 0.800% )
3,154,000 5.453
02/05/27
(a)
3,175,085
National Rural Utilities Cooperative Finance Corp. , MTN
( SOFR + 0.400% )
3,534,000 5.048
12/03/25
(a)
3,535,923
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Electric – (continued)
Southwestern Electric Power Co. , Series K
$ 2,560,000 2.750%
10/01/26
$ 2,470,338
11,247,346
Energy – 0.5%
Colonial Pipeline Co.
915,000 3.750
10/01/25
(b)
906,288
Williams Cos., Inc. (The)
2,565,000 5.400
03/02/26
2,584,360
3,490,648
Financial Company – 0.7%
Air Lease Corp.
1,081,000 3.375
07/01/25
1,071,107
1,266,000 1.875
08/15/26
1,206,284
Air Lease Corp. , MTN
2,574,000 2.300
02/01/25
2,560,545
4,837,936
Food and Beverage – 0.3%
Keurig Dr Pepper, Inc.
(SOFRINDX + 0.880%)
1,908,000 5.526
03/15/27
(a)
1,923,870
Insurance – 2.4%
Corebridge Global Funding
1,061,000 5.350
06/24/26
(b)
1,071,767
( SOFR + 1.300% )
3,318,000 6.049
09/25/26
(a)(b)
3,348,655
Equitable Financial Life Global Funding
1,757,000 5.500
12/02/25
(b)
1,770,302
6,012,000 1.000
01/09/26
(b)
5,773,038
New York Life Global Funding
( SOFR + 0.580% )
801,000 5.224
08/28/26
(a)(b)
802,326
Pacific Life Global Funding II
( SOFRINDX + 1.050% )
3,765,000 5.721
07/28/26
(a)(b)
3,790,876
Protective Life Global Funding
1,005,000 1.170
07/15/25
(b)
983,899
274,000 1.618
04/15/26
(b)
262,987
17,803,850
Metals and Mining – 0.4%
Newmont Corp. / Newcrest Finance Pty Ltd.
2,950,000 5.300
03/15/26
2,968,903
Revenue – 0.8%
UPMC , Series D-1
5,725,000 3.600
04/03/25
5,693,836
Transportation – 0.1%
Penske Truck Leasing Co. LP / PTL Finance Corp.
614,000 3.950
03/10/25
(b)
612,001
TOTAL CORPORATE OBLIGATIONS
(Cost $129,466,178)
130,053,160
a
Certificate of Deposits – 5.0%
Bank of Montreal - Chicago Branch
( SOFR + 0.400% )
3,500,000 5.020
11/07/25
(a)
3,501,925

GOLDMAN SACHS ACCESS ULTRA SHORT BOND ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Certificate of Deposits – (continued)
Bayerische Landesbank
( SOFR + 0.170% )
$ 7,000,000 4.790%
01/21/25
(a)
$ 7,000,637
Credit Agricole Corporate and Investment Bank
( SOFR + 0.590% )
2,987,000 5.210
08/28/25
(a)
2,994,723
Credit Agricole Corporate and Investment Bank-New York Branch
2,029,000 4.640
11/13/25
2,029,140
Deutsche Bank AG-New York Branch
( SOFR + 0.400% )
3,200,000 5.102
10/10/25
(a)
3,199,806
( SOFR + 0.390% )
1,103,000 5.010
11/21/25
(a)
1,102,790
Deutsche Bank AG-New York Branch
1,800,000 4.630
11/06/25
1,799,316
Kookmin Bank
( SOFR + 0.650% )
3,412,000 5.270
01/29/25
(a)
3,414,846
Kookmin Bank
3,058,000 –
12/28/25
(e)
3,049,340
Lloyds Bank Corporate Markets PLC/New York NY
1,718,000 5.510
05/22/25
1,724,425
Mitsubishi UFJ Trust & Banking Corp.
( SOFR + 0.350% )
475,000 4.970
02/06/25
(a)
475,048
National Bank of Kuwait
4,852,000 4.860
05/16/25
4,852,679
Toronto-Dominion Bank (The) - New York Branch
( SOFR + 0.330% )
1,081,000 4.950
04/01/25
(a)
1,080,929
TOTAL CERTIFICATE OF DEPOSITS
(Cost $36,215,763)
36,225,604
a
U.S. Treasury Notes – 3.2%
U.S. Treasury Notes
592,700 4.750
(f)
07/31/25
593,742
2,391,000 5.000
(f)
08/31/25
2,399,970
7,262,500 5.000
(f)
10/31/25
7,300,266
5,317,200 4.250
(f)
01/31/26
5,311,720
3,324,900 3.500
(f)
09/30/26
3,283,715
United States Treasury Floating Rate Note
( 3M USD T-Bill + 0.169% )
1,215,400 4.516
(f)
04/30/25
(a)
1,215,246
( 3M USD T-Bill + 0.125% )
2,972,900 4.472
(f)
07/31/25
(a)
2,971,524
TOTAL U.S. TREASURY NOTES
(Cost $23,034,426)
23,076,183
Aaa a
Short-Term Investment – 7.3%
Commercial Paper – 5.9%
Australia and New Zealand Banking Group Ltd.
$ 2,054,000 4.572% 1,997,720
Bank of America NA
1,032,000 4.950 1,032,003
BASF SE
3,335,000 4.928 3,321,693
BofA Securities, Inc.
1,652,000 4.638 1,581,162
BPCE
Principal
Amount Interest Rate Maturity Date Value
Aaa (continued) a (continued)
Short-Term Investment - (continued)
Commercial Paper – (continued)
$ 2,017,000 4.583% $ 1,932,689
Canadian Imperial Bank of Commerce CP
564,000 5.121 564,316
eBay, Inc.
3,425,000 5.006 3,397,463
Entergy Corp.
7,176,000 4.863 7,100,796
Glencore Funding LLC
3,627,000 5.264 3,616,917
Intesa Funding LLC CP 4/24
3,192,000 5.905 3,136,938
Macquarie Bank Ltd.
533,000 4.910 533,362
1,020,000 4.940 1,019,977
Merrill Lynch B.V., MTN
(SOFR + 0.450%)
4,500,000 5.020
(a)(b)
4,499,806
National Bank of Canada, GMTN
(SOFRINDX + 0.900%)
2,437,000 5.759
(a)
2,441,708
Penske Truck Leasing Co. LP
3,345,000 4.838 3,266,794
Wells Fargo Bank NA
(SOFR + 1.070%)
2,122,000 6.435
(a)
2,144,323
Westpac Banking Corp.
1,488,000 5.070 1,488,569
43,076,236
U.S. Treasury Bills – 1.4%
U.S. Treasury Bill
3,675,900 4.521 3,634,751
3,702,300 4.449 3,635,586
2,838,900 5.221 2,783,270
10,053,607
TOTAL SHORT-TERM INVESTMENT
(Cost $53,085,558)
53,129,843
Shares
Dividend
Rate Value
aa a
Investment Company – 2.7%
(g)
Goldman Sachs Financial Square Government Fund - Institutional
Shares
19,200,889 4.541% 19,200,889
(Cost $19,200,889)
TOTAL INVESTMENTS – 101.0%
(Cost $730,073,851)
$ 731,249,044
LIABILITIES IN EXCESS OF OTHER ASSETS
– (1.0)%
(7,160,231)
NET ASSETS – 100.0%
$ 724,088,813
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a) Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on November 30, 2024.

GOLDMAN SACHS ACCESS ULTRA SHORT BOND ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
**End swaps header**
(b) Exempt from registration under Rule 144A of the Securities
Act of 1933.
(c) When-issued security.
(d) TBA (To Be Announced) Securities are purchased on a
forward commitment basis with an approximate principal
amount and no defined maturity date. The actual principal
and maturity date will be determined upon settlement when
the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any)
amounts to $9,110,430 which represents approximately 1.3%
of the Fund’s net assets as of November 30, 2024.
(e) Zero coupon bond until next reset date.
(f) Interest rates represent either the stated coupon rate,
annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.
(g) Represents an affiliated issuer.
Investment Abbreviations:
BA — Banker Acceptance Rate
CLO — Collateralized Loan Obligation
CMT — Constant Maturity Treasury Index
FHLMC — Federal Home Loan Mortgage Corp.
FNMA — Federal National Mortgage Association
GMTN — Global Medium Term Note
LIBOR — London Interbank Offered Rate
LP — Limited Partnership
MMY — Money Market Yield
MTN — Medium Term Note
PLC — Public Limited Company
SOFR — Secured Overnight Financing Rate
SOFRINDX — Secured Overnight Financing Rate Index
T-Bill — Treasury Bill

Goldman Sachs Access Fixed Income ETFs
Schedule of Investments
November 30, 2024 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The Funds’ valuation policy is to value investments at fair value.
Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price).
GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:
Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable
(including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;
Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).
The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to a Fund’s investments that do not have readily available market quotations, the Trustees have designated the Advisor as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”.) GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.
Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:
Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service. The pricing services may use valuation models or matrix pricing, which consider:
(i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or
(ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.
i. Commercial Paper — Commercial paper normally represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations, finance companies and other issuers. Commercial paper consists of direct U.S. dollar-
denominated obligations of domestic or foreign issuers. Asset-backed commercial paper is issued by a special purpose entity that is organized to issue the commercial paper and to purchase trade receivables or other financial assets.
ii. Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.
Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Goldman Sachs Access Fixed Income ETFs
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.
iii. Treasury Inflation Protected Securities — TIPS are treasury securities in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.
iv. When-Issued Securities and Forward Commitments — When-issued securities, including TBA (“To Be Announced”) securities, are securities that are authorized but not yet issued in the market and purchased in order to secure what is considered to be an advantageous price or yield to a Fund. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date.
Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement, which may result in a realized gain or loss.
Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Money Market Fund”)
are valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as
Level 1 of the fair value hierarchy. For information regarding the Underlying Money Market Fund’s accounting policies and investment holdings, please see the Underlying Money Market Fund’s shareholder report.
Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.
Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of November
30, 2024:
Access Emerging Markets USD Bond ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Fixed Income
Corporate Obligations $ — $ 10,082,199 $ —
Sovereign Debt Obligations — 56,009,073 —
Investment Company 1,032,343 — —
Total
$ 1,032,343 $ 66,091,272 $ —
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Access Fixed Income ETFs
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
€ 1.00 € 1.00 € 1.00
Access High Yield Corporate Bond ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Fixed Income
Corporate Obligations $ — $ 134,670,307 $ —
Foreign Corporate Debt — 7,040,009 —
Investment Company 864,399 — —
Total
$ 864,399 $ 141,710,316 $ —
€ 1.00 € 1.00 € 1.00
Access Inflation Protected USD Bond ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Fixed Income
U.S. Treasury Inflation Indexed Bond $ 137,044,625 $ — $ —
Investment Company 428,264 — —
Total
$ 137,472,889 $ — $ —
€ 1.00 € 1.00 € 1.00
Access Investment Grade Corporate 1-5 Year Bond ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Fixed Income
Corporate Obligations $ — $ 7,943,949 $ —
Foreign Corporate Debt — 1,306,368 —
Investment Company 23,365 — —
Total
$ 23,365 $ 9,250,317 $ —
€ 1.00 € 1.00 € 1.00
Access Investment Grade Corporate Bond ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Fixed Income
Corporate Obligations $ — $ 711,679,525 $ —
Foreign Corporate Debt — 140,121,385 —
Investment Company 7,795,555 — —
Total
$ 7,795,555 $ 851,800,910 $ —
€ 1.00 € 1.00 € 1.00
Access Treasury 0-1 Year ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Fixed Income
U.S. Treasury Bills $ 5,249,030,473 $ — $ —
U.S. Treasury Notes 432,744,068 — —
Total
$ 5,681,774,541 $ — $ —
€ 1.00 € 1.00 € 1.00
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Access Fixed Income ETFs
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
For further information regarding security characteristics, see the Schedules of Investments.
The Funds’ risks include, but are not limited to, the following:
Calculation Methodology Risk
— The Index relies on various sources of information to assess the criteria of issuers included in the
Index,(or a Reference Index if applicable) including fundamental information that may be based on assumptions and estimates. Neither the Fund, the Investment Adviser nor the Index Provider can offer assurances that the Index’s calculation methodology or sources of information will provide a correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the
Index.
Access U.S. Aggregate Bond ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Fixed Income
Corporate Obligations $ — $ 86,557,257 $ —
Foreign Corporate Debt — 22,513,807 —
Mortgage-Backed Securities — 110,809,286 —
Sovereign Debt Obligations 213,592 9,477,505 —
U.S. Government Agency Obligations — 791,317 —
U.S. Treasury Bonds 42,513,030 — —
U.S. Treasury Notes 136,985,112 — —
Investment Company 23,427,572 — —
Total
$ 203,139,306 $ 230,149,172 $ —
Liabilities
Fixed Income
Forward Sales Contracts $ — $ (13,586,172) $ —
€ 1.00 € 1.00 € 1.00
Access U.S. Preferred Stock and Hybrid Securities ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Fixed Income
Corporate Obligations $ — $ 57,585,023 $ —
Foreign Corporate Debt — 9,115,750 —
Preferred Stock — 37,900,289 —
Investment Company 388,218 — —
Total
$ 388,218 $ 104,601,062 $ —
€ 1.00 € 1.00 € 1.00
Access Ultra Short Bond ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Fixed Income
Asset-Backed Securities $ — $ 176,760,980 $ —
Certificate of Deposit — 36,225,604 —
Corporate Obligations — 130,053,160 —
Foreign Corporate Debt — 131,808,155 —
Mortgage-Backed Securities — 160,994,230 —
U.S. Treasury Notes 23,076,183 — —
Short-Term Investment 10,053,607 43,076,236 —
Investment Company 19,200,889 — —
Total
$ 52,330,679 $ 678,918,365 $ —
€ 1.00 € 1.00 € 1.00
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Access Fixed Income ETFs
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Index Risk (each Fund except Goldman Sachs Access Ultra Short Bond ETF)
— FTSE Fixed Income LLC (the “Index
Provider”) constructs each Fund’s Index in accordance with a rules-based methodology. A Fund will be negatively affected by general declines in the securities and asset classes represented in its Index. In addition, because the Funds are not “actively” managed, unless a specific security is removed from an Index, a Fund generally would not sell a security because the security’s issuer was in financial trouble. Market disruptions and regulatory restrictions could have an adverse effect on a Fund’s ability to adjust its exposure to the required levels in order to track the Index. A Fund also does not attempt to take defensive positions under any market conditions, including declining markets. Therefore, a Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers.
When the Index is rebalanced and a Fund in turn rebalances its portfolio to attempt to increase the correlation between the Fund’s portfolio and the Index, any transaction costs and market exposure arising from such portfolio rebalancing may be borne directly by the
Fund and its shareholders. The FTSE Goldman Sachs Emerging Markets USD Bond Index is new and has limited performance history.
Errors in index data, index computation or the construction of an Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have a adverse impact on the applicable Fund and its shareholders. In addition, neither a Fund, the Investment Adviser nor the Index Provider can guarantee the availability or timeliness of the production of the Index.
Industry Concentration Risk
— In following its methodology, the Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or group of industries. To the extent that the Index concentrates in the securities of issuers in a particular industry or group of industries, a Fund (except Access Ultra Short Bond ETF) also will concentrate its investments to approximately the same extent. By concentrating its investments in an industry or group of industries, the applicable
Fund may face more risks than if it were diversified broadly over numerous industries or groups of industries. If the Index is not concentrated in a particular industry or group of industries, the Fund will not concentrate in a particular industry or group of industries.
Concentrating fund investments in a limited number of issuers conducting business in the same industry or group of industries will subject the Access Ultra Short Bond ETF to a greater risk of loss as a result of adverse economic, business, political, environmental or other developments than if its investments were diversified across different industries.
Interest Rate Risk
— When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. A Fund may face a heightened level of interest rate risk in connection with the type and extent of certain monetary policy changes made by the Federal Reserve, such as target interest rate changes. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short term fixed income securities or instruments. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. The risks associated with changing interest rates may have unpredictable effects on the markets and a Fund’s investments.
Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds. A sudden or unpredictable increase in interest rates may cause volatility in the market and may decrease the liquidity of the Fund’s investments, which would make it harder for the Fund to sell its investments at an advantageous time.
Large Shareholder Transactions Risk
—
A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries
(who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.
Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Access Fixed Income ETFs
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Liquidity Risk
— A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’
interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with a Fund’s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.
Market and Credit Risks
— In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Market Trading Risk
— Each Fund faces numerous market trading risks, including disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Shares. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses. The Investment Adviser cannot predict whether
Shares
will trade below, at or above their NAV. Price
differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of a Fund’s Index (except the Access
Ultra Short Bond ETF) trading individually or in the aggregate at any point in time.
Sampling Risk
— The Fund’s use of a representative sampling approach will result in its holding a smaller number of securities than are in the Index. As a result, an adverse development respecting a security held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in the Index. Conversely, a positive development relating to a security in the Index that is not held by the Fund could cause the Fund to underperform the Index. To the extent the assets in the Fund are smaller, these risks will be greater.
Tracking Error Risk (each Fund except the Access Ultra Short Bond ETF)
— Tracking error is the divergence of a Fund’s
performance from that of its Index. The performance of a Fund may diverge from that of its Index for a number of reasons. Tracking error may occur because of transaction costs, a Fund’s holding of cash, differences in accrual of dividends, changes to its Index or the need to meet new or existing regulatory requirements. Unlike a Fund, the returns of an Index are not reduced by investment and other operating expenses, including the trading costs associated with implementing changes to its portfolio of investments. Tracking error risk may be heightened during times of market volatility or other unusual market conditions.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)